UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund:	Quantitative Master Series LLC
Master Core Bond Enhanced Index Series
Master Enhanced International Series
Master Enhanced S&P 500 Series
Master Enhanced Small Cap Series
Master Extended Market Index Series
Master Mid Cap Index Series

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2010

Date of reporting period: 06/30/2010

Item 1 – Report to Stockholders

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC Semi-Annual Report, June 30, 2010 (Unaudited)

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•

For the six months ended June 30, 2010, Master Core Bond Enhanced Index Series (the “Series”) of Quantitative Master Series LLC returned 5.69%, outperforming the benchmark index Barclays Capital U.S. Aggregate Bond Index, which returned 5.33% for the same period.

Describe the market environment.

•

A longer duration relative to the benchmark index during the first five months of the period, while US Treasuries rallied, contributed positive performance for the Series. Active yield curve management with a flattening bias also added to returns. The Series trimmed its corporate bonds near the middle of the period and used the proceeds to purchase government-related securities, including agency mortgage-backed securities (MBS), which was beneficial to the Series.

•

Detracting from performance was an overweight in risk sectors as spreads widened during the period when the Greek funding crisis fueled a flight-to-quality in the markets. Corporate bond exposure in particular was detrimental to performance as corporates were among the worst performing of the risk sectors.

Describe recent portfolio activity.

•

The Series began the period with slightly longer duration relative to the benchmark. Over the course of the period, the Series shortened its duration and ended the period approximately 20 basis points shorter than the benchmark. In addition, the Series increased its exposure to corporates, commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS).

Describe portfolio positioning at period end.

•

At period end, the Series’ duration was short relative to the benchmark. We continued our theme of owning non-government-related sectors, specifically investment grade credit, ABS, non-agency MBS, and CMBS.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	1

Master Core Bond Enhanced Index Series

Portfolio Information as of June 30, 2010

Credit Quality Allocation[1]	Percent of Long-Term Investments

AAA/Aaa[2]	79%
AA/Aa	7
A	7
BBB/Baa	5
CCC/Caa	1
Not Rated	1

[1]	Using the higher of Standard & Poor’s or Moody’s Investors Service ratings.

[2]	Includes U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations, which are deemed AAA/Aaa by the investment advisor.

The Benefits and Risks of Leveraging

The Series may utilize leverage to seek to enhance the yield. However, these objectives cannot be achieved in all interest rate environments. The Series may utilize leverage by entering into treasury rolls.

In general, the concept of leveraging is based on the premise that the financing cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by the Series on its longer-term portfolio investments. To the extent that the total assets of the Series (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Series’ shareholders will benefit from the incremental net income.

Furthermore, the value of the Series’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of the portfolio investments. Changes in interest rates can influence the Series positively or negatively in addition to the impact on the Series’ performance from leverage.

The use of leverage may enhance opportunities for increased income to the Series, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Fund’s dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Series’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Series’ net income will be less than if leverage had not been used, and therefore the amount available for distribution will be reduced. The Series may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Series to incur losses. The use of leverage may limit the Series’ ability to invest in certain types of securities or use certain types of hedging strategies. The Series will incur expenses in connection with the use of leverage, all of which are borne by the Series and may reduce investment income.

2	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Master Core Bond Enhanced Index Series

Derivative Financial Instruments

The Series may invest in various derivative instruments, including financial futures contracts, options and swaps, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, interest rate and/or other risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Series’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment, may result in lower dividends paid to shareholders or may cause the Series to hold a security that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	3

Schedule of Investments June 30, 2010 (Unaudited)	Master Core Bond Enhanced Index Series
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value

321 Henderson Receivables I LLC, Series 2010-1A, Class A, 5.56%, 7/15/59 (a)	$726	$731,516
Bank of America Auto Trust, Series 2009-2A, Class A3, 2.13%, 9/15/13 (a)	1,535	1,554,953
Chase Issuance Trust, Series 2009-A7, Class A7, 0.80%, 9/17/12 (b)	1,835	1,836,218
GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2010- 1A, Class A, 4.25%, 1/15/22 (a)	1,000	1,000,000
Nissan Auto Receivables Owner Trust, Series 2009-A, Class A2, 2.94%, 7/15/11	447	448,335
Option One Mortgage Loan Trust, Series 2007-5, Class 2A1, 0.44%, 5/25/37 (b)	368	352,945
SLM Student Loan Trust (b):
Series 2005-4, Class A2, 0.40%, 4/26/21	529	527,380
Series 2008-5, Class A2, 1.42%, 10/25/16	2,500	2,537,545
Series 2008-5, Class A3, 1.62%, 1/25/18	630	649,406
Series 2008-5, Class A4, 2.02%, 7/25/23	1,700	1,785,648
Santander Drive Auto Receivables Trust (a):
Series 2010-A-A2, 1.39%, 8/15/13	440	438,240
Series 2010-A-A3, 1.83%, 11/17/14	340	340,646
Series 2010-A-A4, 2.39%, 6/15/17	170	170,629

Total Asset-Backed Securities – 6.9%		12,373,461

Corporate Bonds

Aerospace & Defense — 0.2%
Northrop Grumman Corp., 7.13%, 2/15/11	301	311,774

Air Freight & Logistics — 0.2%
United Parcel Service, Inc., 6.20%, 1/15/38	225	270,489

Automobiles — 0.2%
DaimlerChrysler NA Holding Corp.:
7.30%, 1/15/12	141	151,986
6.50%, 11/15/13	217	242,874

		394,860

Corporate Bonds	Par (000)	Value

Beverages — 1.1%
Anheuser-Busch InBev Worldwide, Inc.:
3.00%, 10/15/12	$1,925	$1,976,105
5.38%, 1/15/20	35	37,716

		2,013,821

Capital Markets — 3.2%
Ameriprise Financial, Inc., 5.30%, 3/15/20	260	271,635
The Bank of New York Mellon Corp, 4.30%, 5/15/14	1,070	1,149,215
CDP Financial, Inc., 3.00%, 11/25/14 (a)	1,065	1,074,813
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13	316	333,098
5.38%, 3/15/20	700	691,681
6.00%, 6/15/20	280	288,717
Morgan Stanley:
2.93%, 5/14/13 (b)	670	672,397
5.63%, 9/23/19	275	266,039
Series F, 5.55%, 4/27/17	980	972,037

		5,719,632

Commercial Banks — 3.1%
Bank One Corp., 5.90%, 11/15/11	152	159,733
Corporacion Andina de Fomento, 6.88%, 3/15/12	273	294,871
Dexia Credit Local SA (a):
2.00%, 3/05/13	610	609,663
2.75%, 4/29/14	600	601,055
Eksportfinans ASA:
1.88%, 4/02/13	1,630	1,643,350
3.00%, 11/17/14	810	834,149
5.50%, 5/25/16	700	795,578
HSBC Bank Plc, 3.50%, 6/28/15 (a)	240	242,309
HSBC Bank USA NA, 4.63%, 4/01/14	355	373,893

		5,554,601

Diversified Financial Services — 2.7%
Bank of America Corp.:
4.75%, 8/01/15	435	444,631
5.63%, 7/01/20	690	695,481
Citigroup, Inc., 6.00%, 12/13/13	680	713,397
General Electric Capital Corp., Series A, 4.88%, 10/21/10	306	309,578
JPMorgan Chase & Co.:
4.50%, 11/15/10	253	256,370
6.63%, 3/15/12	329	353,997
0.90%, 2/26/13 (b)	325	324,989
3.70%, 1/20/15	975	997,274
6.00%, 7/05/17	660	714,489

		4,810,206

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

GO	General Obligation Bonds
LIBOR	London InterBank Offered Rate
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

See Notes to Financial Statements.

4	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Diversified Telecommunication Services — 1.0%
AT&T, Inc.:
6.30%, 1/15/38	$110	$119,370
6.40%, 5/15/38	505	555,219
GTE Corp., 6.94%, 4/15/28	132	145,218
Telecom Italia Capital SA, 5.25%, 10/01/15	244	246,257
Telefonica Emisiones SAU, 4.95%, 1/15/15	725	759,479

		1,825,543

Education — 0.3%
Leland Stanford Junior University, 3.63%, 5/01/14	425	451,898

Electric Utilities — 0.8%
Commonwealth Edison Co., 6.95%, 7/15/18	141	162,993
Florida Power & Light Co.:
5.63%, 4/01/34	45	49,051
5.95%, 2/01/38	540	616,814
Florida Power Corp., 6.40%, 6/15/38	225	268,910
PacifiCorp., 6.25%, 10/15/37	330	387,498

		1,485,266

Food Products — 0.7%
Kraft Foods, Inc.:
6.50%, 8/11/17	325	377,493
5.38%, 2/10/20	700	750,086
6.50%, 2/09/40	165	184,524

		1,312,103

Health Care Equipment & Supplies — 0.3%
CareFusion Corp., 6.38%, 8/01/19	325	371,257
Covidien International Finance SA, 2.80%, 6/15/15	120	121,189

		492,446

Insurance — 3.0%
Hartford Life Global Funding Trusts, 0.72%, 6/16/14 (b)	32	30,094
MetLife, Inc.:
6.13%, 12/01/11	75	79,351
5.00%, 11/24/13	231	249,913
Metropolitan Life Global Funding I (a):
2.50%, 1/11/13	1,505	1,522,065
5.13%, 4/10/13 (c)	1,265	1,368,187
5.13%, 6/10/14	735	798,447
Prudential Financial, Inc., 4.75%, 9/17/15	825	851,754
SunAmerica, Inc., 5.60%, 7/31/97	75	57,454

Corporate Bonds	Par (000)	Value

Insurance (concluded)
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (a)	$275	$320,305

		5,277,570

Media — 2.7%
Comcast Cable Communications Holdings, Inc.:
8.38%, 3/15/13	520	602,143
9.46%, 11/15/22	150	206,919

Comcast Cable Communications LLC, 8.88%, 5/01/17	231	289,712
Comcast Corp.:
5.85%, 11/15/15	130	146,937
6.50%, 1/15/17	151	173,022
7.05%, 3/15/33	227	262,085
6.45%, 3/15/37	55	59,471
6.40%, 3/01/40	175	188,356
Cox Communications, Inc., 8.38%, 3/01/39 (a)	555	754,429
Discovery Communications LLC, 3.70%, 6/01/15	270	276,816
News America, Inc.:
7.25%, 5/18/18	339	407,784
7.28%, 6/30/28	175	196,130
7.63%, 11/30/28	75	86,545
6.20%, 12/15/34	175	184,313
Time Warner Cable, Inc., 6.20%, 7/01/13	590	659,880
Time Warner Cos., Inc., 6.88%, 6/15/18	179	210,609
Time Warner Entertainment Co. LP, 8.38%, 3/15/23	125	160,264

		4,865,415

Metals & Mining — 0.2%
AngloGold Ashanti Holdings Plc, 5.38%, 4/15/20	150	152,289
Inco Ltd., 7.75%, 5/15/12	151	164,335

		316,624

Multi-Utilities — 0.1%
Dominion Resources, Inc., 5.70%, 9/17/12	151	163,215

Oil, Gas & Consumable Fuels — 5.0%
Anadarko Finance Co., Series B, 6.75%, 5/01/11	197	195,143
BP Capital Markets Plc, 3.13%, 3/10/12	940	869,052
Canadian Natural Resources, Ltd.:
5.90%, 2/01/18	50	56,001
6.50%, 2/15/37	345	385,398
Cenovus Energy, Inc., 6.75%, 11/15/39	300	344,432
ConocoPhillips, 4.60%, 1/15/15	926	1,011,609
Consolidated Natural Gas Co., Series C, 6.25%, 11/01/11	244	258,679

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	5

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
EnCana Corp., 4.75%, 10/15/13	$306	$328,129
Enterprise Products Operating LLC:
5.25%, 1/31/20	425	437,546
6.13%, 10/15/39	250	249,465
Kern River Funding Corp., 4.89%, 4/30/18 (a)	80	83,428
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	290	299,928
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37	208	222,747
6.50%, 9/15/37	280	321,677
PTT PCL, 5.88%, 8/03/35 (a)	100	96,824
Pemex Project Funding Master Trust, 9.13%, 10/13/10	48	48,540
Petrobras International Finance Co.:
5.88%, 3/01/18	40	41,167
5.75%, 1/20/20	955	961,731
Rockies Express Pipeline LLC, 3.90%, 4/15/15 (a)	390	376,921
Shell International Finance BV, 4.00%, 3/21/14	1,175	1,242,790
Valero Energy Corp., 6.63%, 6/15/37	500	486,822
XTO Energy, Inc., 6.75%, 8/01/37	400	515,301

		8,833,330

Paper & Forest Products — 0.1%
International Paper Co., 7.30%, 11/15/39	205	226,060

Pharmaceuticals — 0.3%
Eli Lilly & Co., 3.55%, 3/06/12	450	469,258
Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36	83	96,368

		565,626

Road & Rail — 0.2%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40	310	327,884

Software — 0.3%
BMC Software, Inc., 7.25%, 6/01/18	400	477,956

Thrifts & Mortgage Finance — 0.4%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (a)	715	738,707

Tobacco — 0.5%
Philip Morris International, Inc.:
6.88%, 3/17/14	365	422,289
4.50%, 3/26/20	440	446,907

		869,196

Corporate Bonds	Par (000)	Value

Wireless Telecommunication Services — 1.8%
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)	$840	$921,945
SBA Tower Trust, 4.25%, 4/15/40 (a)	550	576,720
Vodafone Group Plc:
5.00%, 12/16/13	482	522,056
4.15%, 6/10/14	1,205	1,264,402

		3,285,123

Total Corporate Bonds – 28.4%		50,589,345

Foreign Agency Obligations

Inter-American Development Bank:
2.25%, 7/15/15	1,605	1,613,991
6.80%, 10/15/25	510	641,634
Japan Finance Corp., 2.00%, 6/24/11	600	605,203
Landwirtschaftliche Rentenbank:
4.13%, 7/15/13	80	85,971
Series E, 5.25%, 7/02/12	270	291,477
Series E, 4.38%, 1/15/13	175	188,167
Series E, 4.00%, 2/02/15	155	166,766
Mexico Government International Bond, Series A, 6.75%, 9/27/34	245	282,362
Poland Government International Bond, 5.00%, 10/19/15	112	118,689
Province of Ontario Canada:
4.10%, 6/16/14	805	865,696
Series 1, 1.88%, 11/19/12	645	652,534
United Mexican States, Series A, 5.13%, 1/15/20	110	114,400

Total Foreign Agency Obligations – 3.2%		5,626,890

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 3.6%
Arkle Master Issuer PLC, Series 2010-1A, Class 2A, 1.53%, 5/17/60 (a)(b)	820	809,750
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 22A1, 5.94%, 6/25/47 (b)	2,508	1,955,836
Countrywide Alternative Loan Trust, Series 2006-0A21, Class A1, 0.54%, 3/20/47 (b)	668	342,567
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006- 0A5, Class 2A1, 0.55%, 4/25/46 (b)	292	155,684
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1, 6.00%, 10/25/21	307	238,871

See Notes to Financial Statements.

6	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Collateralized Mortgage Obligations (concluded)
Deutsche Alt-A Securities, Inc., Alternate Loan Trust, Series 2006-0A1, Class A1, 0.55%, 2/25/47 (b)	$293	$171,347
Harborview Mortgage Loan Trust, Series 2005-8, Class 1A2A, 0.68%, 9/19/35 (b)	70	40,757
Holmes Master Issuer Plc, Series 2007-2A, Class 3A1, 0.38%, 7/15/21 (b)	350	344,519
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 7/25/36	140	127,165
Series 2007-S1, Class 1A2, 5.50%, 3/25/22	101	94,976
Residential Accredit Loans, Inc., Series 2006-QA9, Class A1, 0.53%, 11/25/36 (b)	1,638	927,730
Station Place Securitization Trust, Series 2009-1, Class A, 1.85%, 1/25/40 (a)(b)	940	940,000
WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A, 1.21%, 5/25/47 (b)	333	194,726

		6,343,928

Commercial Mortgage-Backed Securities — 10.7%
Bank of America Commercial Mortgage, Inc.:
Series 2004-5, Class A3, 4.56%, 11/10/41	3,000	3,063,014
Series 2005-4, Class A5A, 4.93%, 7/10/45	1,161	1,177,006
CS First Boston Mortgage Securities Corp., Series 2001- CK1, Class C, 6.73%, 12/18/35	918	934,274
First Union NB-Bank of America Commercial Mortgage Trust, Series 2001-C1, Class A2, 6.14%, 3/15/33	872	880,644
GS Mortgage Securities Corp. II:
Series 2004-GG2, Class A5, 5.28%, 8/10/38 (b)	993	1,051,143
Series 2005-GG4, Class A4, 4.76%, 7/10/39	1,127	1,144,679
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB3, Class A3, 6.47%, 11/15/35	1,290	1,348,387
Series 2001-CIB3, Class B, 6.68%, 11/15/35	1,108	1,159,355
Series 2001-CIBC, Class B, 6.45%, 3/15/33	1,557	1,577,013
Series 2006-LDP7, Class A4, 5.87%, 4/15/45 (b)	1,399	1,490,852

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
Morgan Stanley Capital I:
Series 2003-IQ4, Class A2, 4.07%, 5/15/40	$993	$1,026,801
Series 2007-HQ13, Class A1, 5.36%, 12/15/44	1,980	2,015,092
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	135	139,794
Wachovia Bank Commercial Mortgage Trust, Series 2006- C29, Class A4, 5.31%, 11/15/48	1,960	2,029,348

		19,037,402

Total Non-Agency Mortgage-Backed Securities – 14.3%		25,381,330

Preferred Securities

Capital Trusts

Capital Markets — 0.6%
Credit Suisse Guernsey Ltd., 5.86% (b)(d)	947	835,727
Goldman Sachs Capital II, 5.79% (b)(d)	392	295,960
Lehman Brothers Holdings Capital Trust VII, 5.86% (d)(e)(f)	85	9

		1,131,696

Diversified Financial Services — 0.1%
JPMorgan Chase & Co., 7.90% (b)(d)	195	200,992

Insurance — 0.4%
Chubb Corp., 6.38%, 3/29/67 (b)	266	255,360
Progressive Corp., 6.70%, 6/15/67 (b)	450	420,750

		676,110

Total Preferred Securities – 1.1%		2,008,798

Taxable Municipal Bonds

City of Chicago Illinois, RB, Build America Bonds, 6.40%, 1/01/40	150	162,539
City of Dallas Texas, GO, Series C (NPFGC), 5.50%, 2/15/24 (g)	529	529,222
Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39	455	562,794
New York State Dormitory Authority, RB, Build America Bonds, 5.63%, 3/15/39	350	360,626

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	7

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)	Value

Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29	$265	$291,998
State of California, GO:
Build America Bonds, 7.30%, 10/01/39	540	568,145
Build America Bonds, 7.35%, 11/01/39	200	210,450
Build America Bonds, Various Purpose, 7.50%, 4/01/34	190	202,730
Various Purpose, Series 3, 5.45%, 4/01/15	1,675	1,773,858
State of Illinois, GO, Pension, 5.10%, 6/01/33	457	361,853

Total Taxable Municipal Bonds – 2.8%		5,024,215

U.S. Government Sponsored Agency Securities

Agency Obligations — 6.4%
Fannie Mae:
5.25%, 8/01/12	1,145	1,235,776
5.13%, 1/02/14	1,770	1,946,540
2.63%, 11/20/14	1,130	1,167,870
Federal Home Loan Bank of Chicago, 5.63%, 6/13/16	1,135	1,218,918
Freddie Mac:
1.13%, 12/15/11 (c)	3,030	3,053,925
1.75%, 6/15/12	800	815,700
Tennessee Valley Authority:
5.25%, 9/15/39	950	1,050,216
Series E, 6.25%, 12/15/17	710	863,125

		11,352,070

Collateralized Mortgage Obligations — 0.6%
Fannie Mae Mortgage-Backed Securities, Series 2005-118, Class MC, 6.00%, 1/25/32	438	445,538
Freddie Mac Mortgage-Backed Securities, Series 3294, Class NA, 5.50%, 7/15/27	677	683,626

		1,129,164

Federal Deposit Insurance Corporation Guaranteed — 1.5%
Citigroup Funding, Inc.:
2.13%, 7/12/12	965	990,016
1.88%, 10/22/12	1,600	1,633,633

		2,623,649

U.S. Government Sponsored Agency Securities	Par (000)	Value

Mortgage-Backed Securities — 86.9%
Fannie Mae Mortgage-Backed Securities:
4.00%, 7/15/15 – 8/15/40 (h)	$5,400	$5,548,406
4.49%, 11/01/35 (b)	2,507	2,606,504
4.50%, 6/15/40 - 8/15/40 (h)	32,500	33,686,058
5.00%, 1/01/23 - 8/15/40 (h)	37,698	39,898,239
5.50%, 7/15/25 - 7/15/40 (h)	25,962	27,909,416
6.00%, 2/01/13 - 8/15/40 (h)	15,081	16,384,857
6.50%, 8/15/40 (h)	2,800	3,058,563
8.00%, 9/01/15 - 8/01/31	30	36,214
9.50%, 7/01/17	13	14,636
10.00%, 10/01/18 - 5/01/22	5	6,737
10.50%, 12/01/16	1	1,504
Freddie Mac Mortgage-Backed Securities:
4.50%, 2/01/11 - 7/01/12	397	406,860
5.00%, 2/01/22 - 2/01/36	8,177	8,680,887
5.50%, 12/01/16 - 7/15/40 (h)	3,587	3,865,793
6.00%, 4/01/16 - 5/15/40 (h)	4,441	4,821,498
6.50%, 7/01/15 - 5/01/17	137	149,005
7.00%, 1/01/11 - 7/01/17	65	70,127
7.50%, 7/01/10 - 4/01/16	20	22,586
8.00%, 11/01/24 - 3/01/32	143	165,072
8.50%, 5/01/28 - 8/01/30	12	14,464
9.00%, 9/01/14	3	3,168
9.50%, 2/01/19	17	18,336
10.00%, 9/01/17	2	2,634
10.50%, 4/01/16	5	5,284
11.00%, 9/01/16	3	3,900
11.50%, 8/01/15	1	898
12.50%, 2/01/14	4	4,676
Ginnie Mae Mortgage-Backed Securities:
4.50%, 9/15/35 - 7/15/40 (h)	2,296	2,398,366
5.00%, 4/15/35 - 5/15/36	3,238	3,474,679
6.50%, 2/15/14 - 7/15/40 (h)	1,109	1,216,442
7.00%, 4/15/13	5	5,202
7.50%, 3/15/24 - 3/15/32	141	158,615
8.00%, 12/15/22 - 6/15/31	83	95,937
8.50%, 11/15/17 - 3/15/31	23	26,462
9.00%, 4/15/18 - 11/15/24	24	28,187

		154,790,212

Total U.S. Government Sponsored Agency Securities – 95.4%		169,895,095

See Notes to Financial Statements.

8	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bonds:
8.75%, 8/15/20	$750	$1,124,414
8.13%, 8/15/21	415	607,067
8.00%, 11/15/21	100	145,437
U.S. Treasury Notes:
1.00%, 4/30/12	5,305	5,344,787
0.75%, 5/31/12	5,670	5,686,386
2.00%, 5/31/15	1,585	1,612,246
1.88%, 6/30/15	1,035	1,038,962
3.50%, 5/15/20	13,210	13,825,058
8.75%, 5/15/20 (i)	1,210	1,808,383
8.13%, 5/15/21	1,990	2,901,669
3.50%, 2/15/39	1,035	961,418
4.50%, 8/15/39	2,960	3,260,162
4.25%, 5/15/40	3,500	3,784,375

Total U.S. Treasury Obligations – 23.7%		42,100,364

Total Long-Term Investments (Cost – $306,411,806) – 175.8%		312,999,498

Short-Term Securities	Shares

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.16% (j)(k)	2,189,865	2,189,865

Total Short-Term Securities (Cost – $2,189,865) – 1.2%		2,189,865

Options Purchased	Contracts (l)

Over-the-Counter Call Swaptions Purchased — 0.0%
Receive a fixed rate of 1.15% and pay a floating rate based on 3-month LIBOR, expires 9/03/10, Broker Deutsche Bank AG	14	52,867

Over-the-Counter Put Swaptions Purchased — 0.0%
Pay a fixed rate of 1.92% and receive a floating rate based on 3-month LIBOR, expires 9/02/10, Broker Morgan Stanley Capital Services, Inc.	15	189

Options Purchased	Contracts (l)	Value

Over-the-Counter Put Swaptions Purchased (concluded)
Pay a fixed rate of 1.95% and receive a floating rate based on 3-month LIBOR, expires 9/18/10, Broker Citibank NA	15	$18,560

		18,749

Total Options Purchased (Cost – $192,262) – 0.0%		71,616

Total Investments Before TBA Sale Commitments (Cost – $308,793,933*) – 177.0%		315,260,979

TBA Sale Commitments (h)	Par (000)

Fannie Mae Mortgage-Backed Securities:
4.50%, 6/15/40 - 8/15/40	$32,500	(33,683,195)
5.00%, 1/01/23 - 8/15/40	25,200	(26,667,944)
5.50%, 7/15/25 - 7/15/40	11,300	(12,129,849)
6.00%, 2/01/13 - 8/15/40	6,400	(6,940,998)
Freddie Mac Mortgage-Backed Securities:
5.00%, 2/01/22 - 2/01/36	7,000	(7,403,592)
5.50%, 12/01/16 - 7/15/40	2,300	(2,469,751)
6.00%, 4/01/16 - 5/15/40	3,600	(3,907,123)
Ginnie Mae Mortgage-Backed Securities:
4.50%, 9/15/35 - 7/15/40	2,200	(2,291,437)
5.00%, 4/15/35 - 5/15/36	1,500	(1,597,734)

Total TBA Sale Commitments (Proceeds – $96,122,672) – (54.5)%		(97,091,623)

Total Investments, Net of TBA Sale Commitments – 122.5%		218,169,356
Liabilities in Excess of Other Assets – (22.5)%		(40,105,057)

Net Assets – 100.0%		$178,064,299

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$308,788,406

Gross unrealized appreciation	$8,880,146
Gross unrealized depreciation	(2,407,573)

Net unrealized appreciation	$6,472,573

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	9

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	All or a portion of security has been pledged as collateral in connection with swaps.

(d)	Security is perpetual in nature and has no stated maturity date.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Non-income producing security.

(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(h)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

BNP PARIBAS	$10,574,781	$148,491
Bank of America NA	$(1,830,858)	$(52,609)
Barclays Capital, Inc.	$8,033,202	$169,706
Citigroup Global Markets, Inc.	$2,794,514	$(42,928)
Credit Suisse Securities LLC	$(538,531)	$13,469
Deutsche Bank Securities, Inc.	$(12,552,248)	$(81,840)
Goldman Sachs & Co.	$6,602,255	$38,767
Greenwich Financial Services	$(7,773,045)	$(50,358)
JPMorgan Securities, Inc.	$3,874,080	$63,271
Morgan Stanley Capital Services, Inc.	$(5,566,266)	$(121,105)
Nomura Securities International, Inc.	$6,353,576	$144,733
UBS Securities	$6,870,003	$32,003

(i)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(j)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, are as follows:

Affiliate	Shares Held at December 31, 2009	Net Activity	Shares Held at June 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	12,766,736	(10,576,871)	2,189,865	$3,388

(k)	Represents the current yield as of report date.

(l)	One contract represents a notional amount of $1 million.

See Notes to Financial Statements.

10	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series

•	Financial futures contracts purchased as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation

32	2-Year U.S. Treasury Bond	September 2010	$6,991,522	$10,978
72	5-Year U.S. Treasury Bond	September 2010	$8,456,807	64,506
4	30-Year U.S. Treasury Bond	September 2010	$497,532	12,468

Total				$87,952

•	Financial futures contracts sold as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation

108	10-Year U.S. Treasury Bond	September 2010	$13,226,262	$(8,800)
14	30-Year U.S. Treasury Bond	September 2010	$1,811,438	(89,937)

Total				$(98,737)

•	Interest rate swaps outstanding as of June 30, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

1.34% (a)	3-month LIBOR	Deutsche Bank AG	May 2011	$6,400	$37,179
1.12% (b)	3-month LIBOR	BNP Paribas SA	January 2012	$14,800	(64,780)
1.14% (a)	3-month LIBOR	BNP Paribas SA	February 2012	$7,600	18,104
1.13% (a)	3-month LIBOR	Goldman Sachs International	February 2012	$4,100	34,461
1.23% (b)	3-month LIBOR	Citibank NA	May 2012	$18,000	(100,430)
4.87% (a)	3-month LIBOR	UBS AG	September 2012	$23,000	1,915,595
2.53% (b)	3-month LIBOR	Citibank NA	March 2014	$4,200	(138,351)
2.63% (b)	3-month LIBOR	Deutsche Bank AG	March 2014	$9,000	(328,209)
2.28% (b)	3-month LIBOR	Deutsche Bank AG	April 2014	$4,300	(100,354)
2.93% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	July 2014	$3,700	(173,112)
2.90% (b)	3-month LIBOR	Credit Suisse International	August 2014	$8,600	(389,498)
2.79% (b)	3-month LIBOR	JPMorgan Chase Bank NA	November 2014	$1,150	(45,065)
2.61% (a)	3-month LIBOR	Citibank NA	December 2014	$12,000	276,709
2.60% (a)	3-month LIBOR	JPMorgan Chase Bank NA	December 2014	$9,000	371,992
2.69% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2015	$7,500	248,731
2.73% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	April 2015	$10,200	(348,873)
3.68% (b)	3-month LIBOR	Citibank NA	September 2019	$3,000	(187,048)
3.73% (b)	3-month LIBOR	Citibank NA	October 2019	$1,200	(79,510)
3.43% (b)	3-month LIBOR	Deutsche Bank AG	October 2019	$1,100	(46,016)
3.40% (b)	3-month LIBOR	Deutsche Bank AG	December 2019	$5,800	(221,339)
3.50% (a)	3-month LIBOR	Deutsche Bank AG	December 2019	$700	32,369
3.93% (a)	3-month LIBOR	BNP Paribas SA	January 2020	$2,300	212,634
3.89% (a)	3-month LIBOR	Credit Suisse International	January 2020	$2,700	189,528
3.79% (a)	3-month LIBOR	BNP Paribas SA	February 2020	$4,000	282,735
3.75% (a)	3-month LIBOR	Citibank NA	February 2020	$2,400	159,611
3.78% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2020	$2,000	(139,123)
3.75% (a)	3-month LIBOR	Royal Bank of Scotland Plc	February 2020	$3,800	252,186
3.77% (a)	3-month LIBOR	Citibank NA	March 2020	$2,500	168,858
3.64% (b)	3-month LIBOR	Royal Bank of Scotland Plc	March 2020	$4,000	(226,411)
2.52% (c)	3-month LIBOR	Deutsche Bank AG	May 2020	$2,400	27,187
3.57% (b)	3-month LIBOR	JPMorgan Chase Bank NA	May 2020	$2,800	(138,370)
3.54% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2020	$9,800	(462,838)

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	11

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series

•	Interest rate swaps outstanding as of June 30, 2010 (concluded):

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

4.16% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2039	$2,100	$(174,835)
4.52% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2040	$1,000	148,534

Total					$1,012,251

	(a)	Pays floating interest rate and receives fixed rate.

	(b)	Pays fixed interest rate and receives floating rate.

	(c)	Pays floating amount and receives fixed interest amount at expiration.

•	Total return swaps outstanding as of June 30, 2010 were as follows:

Interest Receivable Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation

2.62%	Morgan Stanley Capital Services, Inc.	May 2020	$4,100	$70,609	(d)

	(d)	Based on the change in the return of the Consumer Price Index for All Urban Consumer.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of June 30, 2010 in determining the fair valuation of the Series’ investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$309,568,717	—	$309,568,717
Asset-Backed Securities	—	—	$1,681,031	1,681,031
Non-Agency Mortgage-Backed Securities	—	—	1,749,750	1,749,750
Short-Term Securities	$2,189,865	—	—	2,189,865
Liabilities:
Investments in Securities:
Long-Term Investments:
TBA Sale Commitments	—	(97,091,623)	—	(97,091,623)

Total	$2,189,865	$212,477,094	$3,430,781	$218,097,740

[1]	See above Schedule of Investments for values in each security type, excluding security types in Level 3 within the table.

See Notes to Financial Statements.

12	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments (concluded)	Master Core Bond Enhanced Index Series

Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Interest rate contracts	$87,952	$4,366,130	$81,899	$4,535,981
Other	—	70,609	—	70,609
Liabilities:
Interest rate contracts	(98,737)	(3,364,162)	—	(3,462,899)

Total	$(10,785)	$1,072,577	$81,899	$1,143,691

[2]

Derivative financial instruments are swaps, financial futures contracts and options purchased. Financial futures contracts and swaps are shown at the unrealized appreciation/depreciation on the instrument and options purchased are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Assets-Backed Securities	Non-Agency Mortgage- Backed Securities	Total

Assets:
Balance, as of December 31, 2009	—	$935,300	$935,000
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)[3]	—	4,700	4,700
Purchases	—	—	—
Sales	—	—	—
Transfers in4	$1,681,031	809,750	2,490,781
Transfers out[4]	—	—	—

Balance, as of June 30, 2010	$1,681,031	$1,749,750	$3,430,781

[3]	The change in unrealized appreciation/depreciation on securities still held at June 30, 2010 was $4,700.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Interest Rate Contracts

Assets:

Balance, as of December 31, 2009	$(81,899)
Accrued discounts/premiums	81,899
Net realized gain (loss)	(167,008)

Net change in unrealized appreciation/depreciation	81,899
Purchases	167,008
Sales	—
Transfers in4	—
Transfers out[4]	—

Balance, as of June 30, 2010	$81,899

[4]	The Series’ policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	13

Statement of Assets and Liabilities	Master Core Bond Enhanced Index Series

June 30, 2010 (Unaudited)

Assets

Investments at value – unaffiliated (cost - $306,604,068)	$313,071,114
Investments at value - affiliated (cost - $2,189,865)	2,189,865
Unrealized appreciation on swaps	4,447,022
TBA sale commitments receivable	96,122,672
Investments sold receivable	51,444,094
Interest receivable	1,477,666
Swaps receivable	846,513
Principal paydowns receivable	1,283
Swap premiums paid	189
Prepaid expenses	46,971

Total assets	469,647,389

Liabilities

TBA sale commitments at value (proceeds - $96,122,672)	97,091,623
Unrealized depreciation on swaps	3,364,162
Swap premiums received	586
Investments purchased payable	156,883,057
Treasury rolls payable	26,908,197
Withdrawals payable to investors	6,553,130
Swaps payable	705,131
Margin variation payable	15,544
Investment advisory fees payable	1,327
Other affiliates payable	915
Directors’ fees payable	434
Other accrued expenses payable	58,984

Total liabilities	291,583,090

Net Assets	$178,064,299

Net Assets Consist of

Investors’ capital	$171,494,129
Net unrealized appreciation/depreciation	6,570,170

Net Assets	$178,064,299

See Notes to Financial Statements.

14	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Statement of Operations	Master Core Bond Enhanced Index Series

Six Months Ended June 30, 2010 (Unaudited)

Investment Income

Interest	$4,090,347
Dividends - affiliated	3,388

Total income	4,093,735

Expenses

Professional	50,982
Accounting services	42,930
Pricing	29,695
Custodian	24,654
Investment advisory	9,677
Directors	4,016
Printing	3,421
Miscellaneous	6,755

Total expenses excluding interest expense	172,130
Interest expense	9,408

Total expenses	181,538

Less fees waived by advisor	(1,629)
Less fees paid indirectly	(120)

Total expenses after fees waived and paid indirectly	179,789

Net investment income	3,913,946

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	2,202,982
Financial futures contracts	(719,841)
Swaps	2,154,130
Borrowed bonds	(90,923)

3,546,348

Net change in unrealized appreciation/depreciation on:
Investments	6,338,764
Financial futures contracts	(524,666)
Swaps	(2,340,045)

3,474,053

Total realized and unrealized gain	7,020,401

Net Increase in Net Assets Resulting from Operations	$10,934,347

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	15

Statements of Changes in Net Assets	Master Core Bond Enhanced Index Series

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Operations

Net investment income	$3,913,946	9,859,370
Net realized gain (loss)	3,546,348	(5,260,860)
Net change in unrealized appreciation/depreciation	3,474,053	12,441,406

Net increase in net assets resulting from operations	10,934,347	17,039,916

Capital Transactions

Proceeds from contributions	10,222,094	50,024,855
Value of withdrawals	(40,949,457)	(87,334,049)

Net decrease in net assets derived from capital transactions	(30,727,363)	(37,309,194)

Net Assets

Total decrease in net assets	(19,793,016)	(20,269,278)
Beginning of period	197,857,315	218,126,593

End of period	$178,064,299	197,857,315

See Notes to Financial Statements.

16	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Financial Highlights	Master Core Bond Enhanced Index Series

	Six Months Ended June 30, 2010 (Unaudited)
		Year Ended December 31,

		2009	2008	2007	2006	2005

Total Investment Return

Total investment return	5.69%[1]	8.28%	1.59%	6.83%	4.48%	2.48%

Ratios to Average Net Assets

Total expenses	0.19%[2]	0.19%	0.14%	0.11%	0.08%	0.06%

Total expenses after fees waived and paid indirectly	0.19%[2]	0.19%	0.14%	0.11%	0.08%	0.06%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees	0.18%[2]	0.18%	0.11%	0.11%	0.08%	0.06%

Net investment income	4.04%[2]	4.74%	4.92%	5.12%	4.94%	4.41%

Supplemental Data

Net assets, end of period (000)	$178,064	$197,857	$218,127	$386,012	$795,451	$1,004,583

Portfolio turnover	646%[3]	1,036%[4]	464%[5]	193%	155%	147%

[1]	Aggregate total investment return.

[2]	Annualized.

[3]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 451%.

[4]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 685%.

[5]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 298%.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	17

Notes to Financial Statements (Unaudited)	Master Core Bond Enhanced Index Series

1. Organization and Significant Accounting Policies:

Master Core Bond Enhanced Index Series (the “Series”), a non-diversified, open–end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation: The Series’ policy is to fair value its financial instruments at market value using independent dealers or pricing services selected under the supervision of the Board. The Series values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Swap agreements are valued utilizing quotes received daily by the Series’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows and trades and values of the underlying reference instruments. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be value at amortized cost, which approximates fair value.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and swaptions are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Asset-Backed and Mortgaged-Backed Securities: The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Series may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by the Government National Mortgage Association (“Ginnie Mae”) are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), including Freddie Mac and Fannie Mae guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

Multiple Class Pass-Through Securities: The Series may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by GNMA, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes (“PACs”) and targeted amortization classes (“TACs”). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs

18	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Notes to Financial Statements (continued)	Master Core Bond Enhanced Index Series

perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Series may not fully recoup its initial investment in IOs.

Capital Trusts: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

Stripped Mortgage-Backed Securities: The Series may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of mortgage assets. The Series also may invest in stripped mortgage-backed securities that are privately issued.

TBA Commitments: The Series may enter into TBA commitments pursuant to which it agrees to purchase or sell mortgage-backed securities for a fixed price, with payment and delivery at a scheduled future date beyond the customary settlement period for the mortgage-backed security. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. The Series generally enters into TBA transactions with the intent to take possession of the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases respectively, prior to settlement date, which is in addition to the risk of decline in the value of the Series other assets.

Borrowed Bond Agreements: In a borrowed bond agreement, the Series borrows securities from a third party, with the commitment that the securities will be returned to the lender on an agreed-upon date. Borrowed bond agreements are primarily entered into to enable the Series to settle short bond positions. To support the borrowing, the Series’ prime broker or third party broker takes possession of collateral of securities or cash that will be released upon termination of the borrowing. The value of the underlying collateral securities or cash approximates the market value of the borrowed bond transaction, including accrued interest. To the extent that borrowed bond transactions exceed one business day, the value of the collateral in the possession of the Series’ prime broker or third party broker is marked to market on a daily basis to ensure the adequacy of the collateral. In the event of default by the counterparty and the value of noncash collateral increases, the Series’ amount of loss is the unrealized gain of the collateral. Full realization of the collateral by the Series may be limited if the value of an investment purchased with the cash collateral by the lender decreases. The Series may also experience delays in gaining access to the collateral.

Mortgage Dollar Roll Transactions: The Series may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. During the period between the sale and repurchase, the Series will not be entitled to receive interest and principal payments on the securities sold. The Series account for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions may increase the Series portfolio turnover rate. Mortgage dollar rolls involve the risk that the market value of the securities that the Series is required to purchase may decline below the agreed upon repurchase price of those securities.

Treasury Roll Transactions: A treasury roll transaction involves the sale of a Treasury security, with an agreement to repurchase the same security at an agreed upon price and date. Treasury rolls constitute a borrowing and the difference between the sale and repurchase price represents interest expense at an agreed upon rate. Whether such a transaction produces a positive impact on performance depends upon whether the income on the securities purchased with the proceeds received from the sale of the security exceeds the interest expense incurred by the Series. For accounting purposes, treasury rolls are not considered purchases and sales and any gains or losses incurred on the treasury rolls will be deferred until the Treasury securities are disposed.

Treasury roll transactions involve the risk that the market value of the securities that the Series is required to purchase may decline below the agreed upon purchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the treasury roll, the use of this technique will adversely impact the investment performance of the Series.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either delivers collateral or segregates assets in connection with certain investments (e.g., dollar rolls, TBAs beyond normal settlement, financial futures contracts, foreign currency exchange contracts, swaps and written options) or certain borrowings (treasury rolls), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. The Series files US federal and various state and local tax returns. No income tax returns are currently under examination.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	19

Notes to Financial Statements (continued)	Master Core Bond Enhanced Index Series

The statute of limitations on the Series US federal tax returns remains open for each of the four years ended December 31, 2009. The statutes of limitations on the Series state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Other: Expenses directly related to the Series are charged to that Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and to economically hedge, or protect, their exposure to certain risks such as interest rate risk or other risk (inflation risk). These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Series’ maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. For OTC options purchased, the Series bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral received on the options should the counterparty fail to perform under the contracts. Options written by the Series do not give rise to counterparty credit risk, as options written obligate the Series to perform and not the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

The Series may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement implemented between a Series and each of its respective counterparties. The ISDA Master Agreement allows the Series to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Series from their counterparties are not fully collateralized contractually or otherwise, the Series bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Series manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Series’ net assets decline by a stated percentage or the Series fails to meet the terms of its ISDA Master Agreements, which would cause the Series to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or yield. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Swaps: The Series enters into swap agreements, in which the Series and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Series are recorded in the Statement of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabiliies amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Series will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Series basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

• Interest rate swaps — The Series enters into interest rate swaps to gain or reduce exposure to or manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Interest rate floors, which are a type of interest rate swap, are agreements in which one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate or floor in return for a premium. In more complex swaps, the notional principal amount may decline (or amortize) over time.

• Total return swaps — The Series enters into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party commits to pay interest in exchange for the total return (coupons plus capital gains/losses) of an underlying instrument. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

20	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Notes to Financial Statements (continued)	Master Core Bond Enhanced Index Series

Derivative Instruments Categorized by Risk Exposure:

Fair Values of Derivative Instruments as of June 30, 2010

	Asset Derivatives		Liability Derivatives

	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Interest rate contracts	Net unrealized appreciation/ depreciation*; Unrealized appreciation on swaps; Investments at value – unaffiliated**	$4,535,981	Net unrealized appreciation/depreciation*; Unrealized depreciation on swaps	$3,462,899
Other contracts	Unrealized appreciation on swaps	70,609		—

Total		$4,606,590		$3,462,899

*

Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

**	Includes options purchased at value as reported in the Schedule of Investments.

The Effect of Derivative Instruments on the Statement of Operations Six Months Ended June 30, 2010

	Net Realized Gain (Loss) from

	Financial Futures Contracts	Swaps	Options***

Interest rate contracts	$(719,841)	$2,154,130	$(77,073)

	Net Change in Unrealized Appreciation/Depreciation on

	Financial Futures Contracts	Swaps	Options***

Interest rate contracts	$(524,666)	$(2,410,654)	$(19,521)
Other contracts	—	70,609	—

Total	$(524,666)	$(2,340,045)	$(19,521)

***	Options purchased are included in the realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

For the six months ended June 30, 2010, the average quarterly balance of outstanding derivative financial instruments was as follows:

Financial futures contracts:
Average number of contracts purchased	64
Average number of contracts sold	200
Average notional value of contracts purchased	$9,062,186
Average notional value of contracts sold	$31,556,146
Options:
Average number of contracts purchased	57
Average notional value of contracts purchased	$57,200,000
Interest rate swaps:
Average number of contracts-pays fixed rate	18
Average number of contracts-receives fixed rate	15
Average notional value-pays fixed rate	$93,805,000
Average notional value-receives fixed rate	$88,150,000
Total return swaps:
Average number of contracts	1
Average notional value	$4,100,000

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	21

Notes to Financial Statements (concluded)	Master Core Bond Enhanced Index Series

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Series for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at the annual rate of 0.01% of the Series’ average daily net assets. The Manager has entered into a contract with the Master LLC, on behalf of the Series, that provides that the aggregate investment advisory fee and administrative fees of the Series and a corresponding feeder, will not exceed a specified amount. No fees are currently being waived for the Series. This arrangement has a one-year term and is renewable.

The Manager voluntarily agreed to waive its advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its advisory fees by the amount of investment advisory fees paid through its investment in other affiliated investment companies, if any. This amount is shown as fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Manager. The Manager pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the six months ended June 30, 2010, the Series reimbursed the Manager $1,835 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments including paydowns, mortgage dollar roll and TBA transactions and excluding short-term securities and US government securities for the six months ended June 30, 2010, were $1,119,400,621 and $1,077,104,379 respectively.

Purchases and sales of US government securities for the six months ended June 30, 2010, were $384,146,327 and $388,402,741, respectively.

For the six months ended June 30, 2010, purchases and sales of mortgage dollar rolls were $442,887,094 and $443,389,651, respectively.

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2010. The Series may borrow under the credit agreement to fund shareholder redemptions. The Series paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount which was allocated to the Series based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Series’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations, and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Series did not borrow under the credit agreement during the six months ended June 30, 2010.

For the six months ended the Series’ daily average amount of outstanding transactions considered as borrowings from treasury rolls was approximately $19,898,000 and the daily weighted average interest rate was 0.10%.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series have unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series Statements of Assets and Liabilities, less any collateral held by the Series.

The Series invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

22	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Master Core Bond Enhanced Series of Quantitative Master Series LLC

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Directors (the “Board,” and the members of which are referred to as “Board Members”) of the Quantitative Master Series LLC (the “Master LLC”) met on April 20, 2010 and May 18-19, 2010 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of Master Core Bond Enhanced Index Series (the “Portfolio”), a series of the Master LLC. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Financial Management, Inc. (the “Sub-Advisor”) with respect to the Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock”. The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements”.

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master LLC as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also has one ad hoc committee, the Joint Product Pricing Committee, which consists of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who are not “interested persons” of their respective funds.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Portfolio by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

From time to time throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against an applicable benchmark, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio for services, such as marketing and distribution and fund accounting; (c) Portfolio operating expenses; (d) the resources devoted to and compliance reports relating to the Portfolio’s investment objective, policies and restrictions, (e) the Master LLC’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, closed-end fund and institutional account product channels; and (l) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 20, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to periodically review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Portfolio fees and expenses as compared with a peer group of funds as determined by Lipper (collectively, “Peers”), and the gross investment performance of the Portfolio as compared with its benchmark index; (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Portfolio to BlackRock; and (f) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 20, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 20, 2010 meeting, the Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 18-19, 2010 Board meeting.

At an in-person meeting held on May 18-19, 2010, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Portfolio, each for a one-year term ending June 30, 2011. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Portfolio; (d) economies of scale; and (e) other factors deemed relevant by the Board Members.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	23

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Portfolio shares, services related to the valuation and pricing of portfolio holdings of the Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared Portfolio performance to the performance of the Barclays Capital U.S. Aggregate Bond Index, its benchmark index. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio’s portfolio management team discussing Portfolio performance and the Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to the Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolio. BlackRock and its affiliates and significant shareholders provide the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Portfolio with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Portfolio and BlackRock

The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. In preparation for the April 20, 2010 meeting, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to its benchmark index. The Board regularly reviews the performance of the Portfolio throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board noted that the Portfolio’s gross performance was below its benchmark index in the three- and five-year periods reported, but that the Portfolio’s gross performance for the one-year period reported was better than or equal to its benchmark index. The Board and BlackRock reviewed the reasons for the Portfolio’s underperformance during the three- and five-year periods compared with its benchmark index. The Board was informed that, among other things, the Portfolio’s portfolio managers’ goal has been, and continues to be, to purchase higher quality assets that offer attractive yields without taking significant credit risk. The volatile markets in 2008 and the first quarter of 2009 were not favorable for the Portfolio’s investment strategy.

The Board and BlackRock discussed BlackRock’s strategy for improving the Portfolio’s performance and BlackRock’s commitment to providing the resources necessary to assist the Portfolio’s portfolio managers and to improve the Portfolio’s performance.

The Board noted that BlackRock has made changes to the organization of the overall fixed income group management structure designed to result in a strengthened leadership team with clearer accountability.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Portfolio

The Board, including the Independent Board Members, reviewed the Portfolio’s contractual advisory fee rate compared with the other funds in its Lipper category. It also compared the Portfolio’s actual management fees to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Portfolio and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the

24	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information was available, the Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Portfolio’s contractual advisory fee rate was lower than or equal to the median contractual advisory fee rate paid by the Portfolio’s Peers, in each case before taking into account any expense reimbursements or fee waivers. Additionally, the Board noted that BlackRock has contractually agreed to waive fees and/or reimburse expenses so that the advisory fee for the Portfolio, when combined with the administration fee of certain feeder funds, will not exceed a specified amount.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase. The Board also considered the extent to which the Portfolio benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Portfolio.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Portfolio, including for administrative and distribution services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain mutual fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock completed the acquisition of a complex of exchange-traded funds (“ETFs”) on December 1, 2009, and that BlackRock’s funds may invest in such ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders of a fund are able to redeem their shares if they believe that the fund’s fees and expenses are too high or if they are dissatisfied with the performance of the fund.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC, with respect to the Portfolio, for a one-year term ending June 30, 2011 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Portfolio, for a one-year term ending June 30, 2011. As part of its approval, the Board considered the detailed review of BlackRock’s fee structure, as it applies to the Portfolio, being conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Portfolio and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	25

Master Core Bond Enhanced Index Series

Officers and Directors

Ronald W. Forbes, Co-Chair of the Board and Director
Rodney D. Johnson, Co-Chair of the Board and Director
David O. Beim, Director
Dr. Matina Horner, Director
Herbert I. London, Director and Member of the Audit Committee
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chair of the Audit Committee and Director
Frederick W. Winter, Director and Member of the Audit Committee
Richard S. Davis, Director
Henry Gabbay, Director
Anne Ackerley, President and Chief Executive Officer
Richard Hoerner, CFA, Vice President
Jeffrey Holland, CFA, Vice President
Brendan Kyne, Vice President
Simon Mendelson, Vice President
Brian Schmidt, Vice President
Christopher Stavrakos, CFA, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Financial
Management, Inc.
Plainsboro, NJ 08536

Custodian
State Street Bank and Trust Company
Boston, MA 02266

Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC - 0330. The Series’ form N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at http://blackrock.com; and (2) on the SEC’s website at http://www.sec.gov.

26	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Master Enhanced International Series of Quantitative Master Series LLC Semi-Annual Report, June 30, 2010 (Unaudited)

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•

For the six months ended June 30, 2010, Master Enhanced International Series (the “Series”) of Quantitative Master Series LLC returned (12.40)%, outperforming its benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, which returned (13.23)% for the same period. Stock selection contributed positively while relative value trades and risk control positions detracted from performance.

Describe the market environment.

•

At the beginning of 2010, we expected to see a modest cyclical recovery. For the first four months of the year, the cyclical recovery did dominate, but over the past two months, structural problems (especially those in Europe) began to win out, and risk assets (including global equities) have struggled. Financial markets took a dramatic turn in late April, as investor sentiment became dominated by concerns over the European sovereign debt crisis and some less positive economic data. Volatility levels moved noticeably higher over the past several months, and investors embarked on a renewed “flight to quality,” abandoning risk assets such as stocks in favor of safer alternatives, most notably US Treasury bonds and gold.

•

International equities, as represented by the MSCI EAFE Index, declined 13.23% over the first six months of the year. Within international developed markets, Denmark (+3.8%) was the lone country to experience positive returns over the last six months, with Sweden (-0.2)% and Singapore (-1.3)% also outperforming on a relative basis. Emerging markets also experienced a downturn over the last six months, with the MSCI Emerging Markets Index declining 6.17%. Within emerging markets, the standout performers on a year-to-date basis were Indonesia (+14.7%), Colombia (+14.3%) and Thailand (+11.1%). From a global sector perspective, all sectors experienced declines for the first six months of 2010, but on a relative basis the industrials (-3.7)%, consumer discretionary (-4.2)% and consumer staples (-4.5)% sectors were the best performers, while energy (-17.2)%, materials (-13.8)% and utilities (-12.8)% were the worst.

Describe recent portfolio activity.

•

Throughout the period, as changes were made to the composition of the MSCI EAFE Index, the Series purchased and sold securities to maintain its objective of tracking the risks and return of the benchmark. We continued to use our quantitative stock-selection and stock-substitution strategies in an effort to generate returns above those offered by the Index.

Describe portfolio positioning at period end.

•

At period end, the Series had a cash position of approximately 5.9% as a result of daily cash flows. This cash did not have an impact on the Series’ performance for the period, as it was wholly offset by futures contracts on the Series’ index. The Series remains positioned to match the risk characteristics of its benchmark, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	1

Portfolio Information as of June 30, 2010	Master Enhanced International Series

Geographic Allocation	Percent of Long-Term Investments

Japan	23%
United Kingdom	20
France	9
Switzerland	8
Australia	8
Germany	8
Spain	3
Sweden	3
Netherlands	3
Hong Kong	2
Italy	2
Singapore	2
Other [1]	9

[1]	Other includes a 1% holding in each of the following countries: Denmark, Belgium, Luxembourg, Israel, Finland, United States, Norway, Portugal and Greece.

Derivative Financial Instruments

The Series may invest in various derivative instruments, including financial futures contracts and foreign currency exchange contracts, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, foreign currency exchange rate and/or equity risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Series’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment, may result in lower dividends paid to shareholders or may cause the Series to hold a security that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

2	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments June 30, 2010 (Unaudited)	Master Enhanced International Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 7.2%
AGL Energy Ltd.	6,532	$80,339
AMP Ltd.	28,363	123,097
AXA Asia Pacific Holdings Ltd.	14,836	67,874
Amcor Ltd.	10,846	57,805
Aristocrat Leisure Ltd.	294	896
Australia & New Zealand Banking Group Ltd.	31,260	561,473
Australian Stock Exchange Ltd.	5,197	126,777
BHP Billiton Ltd.	48,131	1,497,336
BlueScope Steel Ltd. (a)	7,213	12,540
Boral Ltd.	7,442	29,810
Brambles Ltd.	1	5
CSL Ltd.	5,753	157,077
CSR Ltd.	1	1
Caltex Australia Ltd.	1,699	13,331
Coca-Cola Amatil Ltd.	14,165	141,832
Cochlear Ltd.	5,437	338,664
Commonwealth Bank of Australia Ltd.	33,038	1,335,646
Crown Ltd.	4,501	29,179
Energy Resources of Australia Ltd.	1,999	22,075
Fairfax Media Ltd.	30,895	33,758
Foster’s Group Ltd.	1	5
Goodman Fielder Ltd.	18,143	20,454
Harvey Norman Holdings Ltd.	7,509	20,742
Insurance Australia Group Ltd.	492	1,399
Leighton Holdings Ltd.	214	5,147
Lend Lease Group	22,048	134,265
MacArthur Coal Ltd.	5,151	51,476
Macquarie Group Ltd.	12,973	398,745
Map Group	9,774	21,905
Metcash Ltd.	11,147	39,179
Mirvac Group	17,658	19,284
National Australia Bank Ltd.	50,506	976,496
OneSteel Ltd.	19,343	47,858
Orica Ltd.	5,252	110,478
Origin Energy Ltd.	6,618	82,564
Paladin Resources Ltd. (a)	13,482	40,145
QBE Insurance Group Ltd.	18,937	287,352
Qantas Airways Ltd.	15,138	27,750
Rio Tinto Ltd.	12,720	699,529
SP AusNet	13,810	8,867
Santos Ltd.	18,622	194,610
Sims Metal Management Ltd.	2,236	31,771
Sonic Healthcare Ltd.	372	3,237
Stockland	13,912	43,178
Suncorp-Metway Ltd.	18,348	122,751
Tabcorp Holdings Ltd.	8,413	44,587
Tatts Group Ltd.	17,599	32,998
Telstra Corp. Ltd.	31,433	85,678

Common Stocks	Shares	Value

Australia (concluded)
Toll Holdings Ltd.	74,904	$341,115
Transurban Group	1	4
Wesfarmers Ltd., Ordinary Shares	12,456	297,716
Wesfarmers Ltd., Partially Protected Shares	2,234	53,569
Westfield Group	6,884	69,954
Westpac Banking Corp.	38,006	669,912
Woodside Petroleum Ltd.	5,661	196,773
WorleyParsons Ltd.	4,370	80,402

		9,891,410

Austria — 0.4%
Erste Bank der Oesterreichischen Sparkassen AG	1,002	31,792
Immofinanz Immobilien Anlagen AG	16,436	42,200
OMV AG	13,587	408,026
Vienna Insurance Group	560	23,246

		505,264

Belgium — 1.1%
Anheuser-Busch InBev NV	17,906	860,945
Belgacom SA	2,247	70,650
Delhaize Group	5,458	396,064
Groupe Bruxelles Lambert SA	1,082	75,028
KBC Bancassurance Holding	505	19,357
Mobistar SA	431	22,900
Nationale A Portefeuille	487	20,718
Solvay SA	1	85
UCB SA	8	251
Umicore SA	1,848	53,317

		1,519,315

Bermuda — 0.0%
Mongolia Energy Co., Ltd. (a)	1,352	470

Cayman Islands — 0.0%
Foxconn International Holdings Ltd. (a)	844	546

Denmark — 1.2%
A.P. Moller - Maersk A/S, Class A	49	372,666
A.P. Moller - Maersk A/S, Class B	6	47,255
Coloplast A/S, Class B	500	49,629
DSV A/S	64	921
Danske Bank A/S	3,292	63,346
Novo-Nordisk A/S, Class B	14,116	1,140,470
TrygVesta A/S	353	18,598
William Demant Holding (a)	300	21,943

		1,714,828

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
USD	US Dollar

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	3

Schedule of Investments (continued)	Master Enhanced International Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Finland — 0.9%
Elisa Corp.	2,150	$37,187
Fortum Oyj	3,260	71,559
Kesko Oyj, Class B	904	29,241
Kone Oyj, Class B	2,280	90,779
Metso Oyj	1,918	61,465
Neste Oil Oyj	5,152	74,753
Nokia Oyj	206	1,679
Orion Oyj	1,279	23,921
Outokumpu Oyj	1,635	24,567
Rautaruukki Oyj	1,198	17,461
Sampo Oyj	4,150	87,497
Stora Enso Oyj, Class R	70,000	505,803
UPM-Kymmene Oyj	12,500	165,492
Wartsila Oyj	1,200	54,566

		1,245,970

France — 8.3%
Aeroports de Paris	645	41,379
Air Liquide	4,180	422,125
Alcatel SA (a)	154,622	393,767
Alstom	4,169	188,762
BNP Paribas SA	4,808	258,675
Bouygues	3,245	125,262
CNP Assurances	5,935	403,778
Cap Gemini SA	2,128	93,525
Carrefour SA	7,343	291,279
Casino Guichard Perrachon SA	1,806	137,048
Christian Dior SA	1,052	100,973
Cie de Saint-Gobain SA	5,335	198,807
Cie Generale d’Optique Essilor International SA	1,306	77,609
Compagnie Generale de Geophysique SA (a)	61	1,085
Compagnie Generale des Etablissements Michelin	1,108	77,197
Credit Agricole SA	8,764	90,928
Dassault Systemes SA	418	25,322
Eiffage	595	25,830
Electricite de France SA	4,842	184,222
Eurazeo	408	23,405
European Aeronautic Defense and Space Co.	6	122
Eutelsat Communications	726	24,305
Fonciere Des Regions	293	24,154
France Telecom SA	60	1,041
GDF Suez	62	1,764
Groupe Danone	1,099	58,918
Hermes International	362	47,989
ICADE	293	24,729
L’Oreal SA	8,884	869,835
LVMH Moet Hennessy Louis Vuitton SA	2,025	220,407
Legrand Promesses	1,585	46,981

Common Stocks	Shares	Value

France (concluded)
M6-Metropole Television SA	5,463	$110,468
Natixis	2,356	10,231
Neopost SA	1,673	121,148
PagesJaunes Groupe SA	47,385	488,406
Peugeot SA	15,824	402,213
Pinault-Printemps-Redoute	1,103	137,018
Publicis Groupe	16,008	638,557
Renault SA	8,720	323,228
Safran SA	2,280	63,601
Sanofi-Aventis	13,945	839,872
Schneider Electric SA	1,165	117,665
Scor SE	1	19
Societe BIC SA	169	12,003
Societe Generale SA	8,057	331,538
Societe Television Francaise 1	1,678	21,863
Suez Environnement SA	3,912	64,557
Technip SA	7,585	435,045
Total SA	30,083	1,342,872
Unibail - Rodamco	1,238	201,772
Vallourec SA	3,103	534,997
Vinci SA	7,684	319,053
Vivendi SA	17,720	360,108

		11,357,457

Germany — 7.1%
Adidas-Salomon AG	4,579	221,692
Allianz AG, Registered Shares	5,083	503,083
BASF SE	9,225	504,058
Bayer AG	11,773	657,893
Bayerische Motoren Werke AG	16,979	824,783
Bayerische Motoren Werke AG, Preference Shares	15	525
Beiersdorf AG	1,079	59,593
Celesio AG	15,721	342,806
Commerzbank AG	1	7
Continental AG	609	31,613
DaimlerChrysler AG	8,824	446,367
Deutsche Bank AG, Registered Shares	8,719	489,741
Deutsche Lufthansa AG	2,220	30,690
Deutsche Telekom AG	34,352	405,546
E.ON AG	24,664	663,172
Fresenius Medical Care AG	221	11,903
Hannover Rueckversicherung AG, Registered Shares	876	37,541
HeidelbergCement AG	2,141	101,185
Henkel KGaA, Preference Shares	794	38,772
Infineon Technologies AG (a)	72,195	418,545
Linde AG	859	90,324
MAN SE	8	660
Metro AG	10,935	557,922
Muenchener Rueckversicherungs AG, Registered Shares	3,068	385,228

See Notes to Financial Statements.

4	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Enhanced International Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Germany (concluded)
Porsche Automobil Holding SE, Preference Shares	1,922	$82,171
RWE AG	5,041	329,863
RWE AG, Preference Shares	7,296	439,262
Salzgitter AG	2,257	134,503
Siemens AG	16,737	1,496,956
Solarworld AG	5,737	63,564
ThyssenKrupp AG	6,196	152,689
United Internet AG	10	110
Volkswagen AG	1,154	97,901
Volkswagen AG, Preference Shares	1,396	122,500
Wacker Chemie AG	13	1,883

		9,745,051

Greece — 0.4%
Alpha Bank AE	1,030	5,034
Bank of Cyprus Public Co., Ltd.	16,344	65,455
EFG Eurobank Ergasias SA	1	4
Hellenic Petroleum SA	6,400	45,502
Marfin Investment Group SA	36,000	44,090
National Bank of Greece SA	6,683	71,959
OPAP SA	24,669	306,935
Piraeus Bank SA	1	4
Public Power Corp. (a)	1,675	24,017
Titan Cement Co. SA	2,600	49,027

		612,027

Hong Kong — 2.0%
ASM Pacific Technology Ltd.	3,000	23,306
BOC Hong Kong Holdings Ltd.	308,503	702,605
CLP Holdings Ltd.	20,000	144,762
Cathay Pacific Airways Ltd.	16,000	31,644
Cheung Kong Holdings Ltd.	25,000	290,231
Esprit Holdings Ltd.	16,900	90,776
Hang Lung Group Ltd.	12,007	64,708
Hang Lung Properties Ltd.	53,000	202,722
Hang Seng Bank Ltd.	4,600	61,503
Henderson Land Development Co., Ltd.	15,000	87,856
The Hong Kong & China Gas Ltd.	21,010	51,953
HongKong Electric Holdings Ltd.	3,000	17,869
Hopewell Holdings Ltd.	321	907
Hutchison Whampoa Ltd.	31,000	192,284
Kerry Properties Ltd.	10,000	43,209
The Link Real Estate Investment Trust	500	1,246
MTR Corp.	500	1,705
NWS Holdings Ltd.	12,000	21,689
New World Development Ltd.	199,000	323,066
Orient Overseas International Ltd.	659	4,711
Sun Hung Kai Properties Ltd.	15,000	205,140
Swire Pacific Ltd., Class A	3,500	39,729
Television Broadcasts Ltd.	3,000	13,911
Wharf Holdings Ltd.	19,875	97,373

Common Stocks	Shares	Value

Hong Kong (concluded)
Wheelock and Co., Ltd.	14,000	$39,468
Wing Hang Bank Ltd.	2,500	24,408
Wynn Macau Ltd. (a)	23,415	38,184

		2,816,965

Ireland — 0.3%
Bank of Ireland (a)	51,576	41,926
CRH Plc	12,395	257,113
James Hardie Industries SE, Chess Depository Interest (a)	6,227	32,245
Kerry Group Plc	3,815	106,553
Ryanair Holdings Plc (a)	139	610

		438,447

Israel — 0.9%
Bank Hapoalim Ltd. (a)	15,301	55,111
Bank Leumi Le-Israel BM	18,302	65,216
Bezeq Israeli Telecommunication Corp. Ltd.	47,480	103,787
Cellcom Israel Ltd.	2,426	60,420
Delek Group Ltd.	55	11,398
Elbit Systems Ltd.	334	16,954
Israel Chemicals Ltd.	6,882	71,695
The Israel Corp. Ltd. (a)	35	21,705
Israel Discount Bank Ltd. (a)	7,638	12,915
Makhteshim-Agan Industries Ltd.	3,351	11,182
Nice Systems Ltd. (a)	931	23,627
Partner Communications Co., Ltd.	3,905	59,939
Teva Pharmaceutical Industries Ltd.	14,653	765,579
United Mizrahi Bank Ltd. (a)	1,736	12,633

		1,292,161

Italy — 2.0%
Assicurazioni Generali SpA	8,365	145,863
Banca Monte dei Paschi di Siena SpA	32,412	36,674
Banco Popolare SpA	49,027	268,790
Enel SpA	179,423	759,708
Exor SpA	1,044	17,552
Fiat SpA	5,995	61,579
Intesa Sanpaolo SpA	1	3
Mediobanca SpA	822	6,123
Mediolanum SpA	1	4
Parmalat SpA	24,834	57,722
Prysmian SpA	10,409	149,391
Snam Rete Gas SpA	76,075	303,600
Telecom Italia SpA	88,104	97,298
Telecom Italia SpA, Non-Convertible Savings Shares	517,810	473,000
Unicredit SpA	190,477	421,343

		2,798,650

Japan — 21.4%
Acom Co., Ltd.	18,920	244,484
Advantest Corp.	100	2,090
Aeon Co., Ltd.	14,100	149,197
Aeon Credit Service Co., Ltd.	1,000	8,906

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	5

Schedule of Investments (continued)	Master Enhanced International Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (continued)
All Nippon Airways Co., Ltd. (a)	43,000	$136,302
Amada Co., Ltd.	5,000	32,866
Aozora Bank Ltd.	1,000	1,295
Asahi Breweries Ltd.	35,600	603,101
Asahi Kasei Corp.	27,000	141,058
Asics Corp.	2,000	18,312
Astellas Pharma, Inc.	6,200	207,735
The Bank of Yokohama Ltd.	27,000	123,511
Benesse Holdings, Inc.	1,100	50,075
Bridgestone Corp.	3,800	60,086
Brother Industries Ltd.	3,002	31,165
Canon, Inc.	17,100	637,308
Canon Marketing Japan, Inc.	1,000	14,074
Casio Computer Co., Ltd.	3,500	21,022
Central Japan Railway Co.	1	8,257
Chiyoda Corp.	2,000	14,524
Chubu Electric Power Co., Inc.	32,500	806,533
The Chugoku Bank Ltd.	8,000	94,267
Chugoku Electric Power Co.	6,300	129,758
Chuo Mitsui Trust Holdings, Inc.	11,000	38,791
Citizen Holding Co., Ltd.	130	794
Credit Saison Co., Ltd.	2,000	20,932
Dai Nippon Printing Co., Ltd.	11,000	126,954
Dai-ichi Life Insurance Co.	116	160,851
Daihatsu Motor Co., Ltd.	3,000	27,922
Daiichi Sankyo Co., Ltd.	40	715
Daikin Industries Ltd.	1,200	36,588
Dainippon Pharma Co., Ltd.	11,100	84,992
Daito Trust Construction Co., Ltd.	3,000	169,886
Daiwa Securities Group, Inc.	39,000	164,656
Dena Co., Ltd.	5,800	153,145
Denso Corp.	9,800	270,861
Diamond Lease Co., Ltd.	860	29,010
East Japan Railway Co.	1,105	73,577
Eisai Co., Ltd.	8,200	272,083
Fuji Media Holdings, Inc.	7	10,050
Fuji Photo Film Co., Ltd.	23,900	690,697
Fujitsu Ltd.	27,000	168,772
Fukuoka Financial Group, Inc.	454	1,890
Furukawa Electric Co., Ltd.	9,000	39,266
The Gunma Bank Ltd.	2,000	10,606
Hirose Electric Co., Ltd.	900	82,425
Hisamitsu Pharmaceutical Co., Ltd.	900	35,699
Hitachi Chemical Co., Ltd.	1,400	26,009
Hitachi Construction Machinery Co., Ltd.	1,500	27,617
Hitachi Ltd. (a)	93,000	337,805
Hitachi Metals Ltd.	2,474	25,047
Hokuhoku Financial Group, Inc.	28,000	51,436
Hokuriku Electric Power	2	44
Honda Motor Co., Ltd.	24,000	704,948
Hoya Corp.	7,800	165,966
IHI Corp.	19,000	30,235
Inpex Corp.	23	127,570
Isetan Mitsukoshi Holdings Ltd.	3,482	33,945

Common Stocks	Shares	Value

Japan (continued)
Isuzu Motors Ltd.	17,000	$51,085
Itochu Corp.	21,000	164,167
Itochu Techno-Science Corp.	400	14,617
J Front Retailing Co., Ltd.	7,000	33,689
JFE Holdings, Inc.	17,500	541,397
JS Group Corp.	100	1,909
JSR Corp.	26,800	450,180
JTEKT Corp.	2,500	23,120
JX Holdings, Inc. (a)	18,490	91,389
Japan Prime Realty Investment Corp.	25	52,662
Japan Real Estate Investment Corp.	12	97,747
Japan Retail Fund Investment Corp.	65	79,165
KDDI Corp.	58	276,468
Kaneka Corp.	4,000	23,205
The Kansai Electric Power Co., Inc.	24,200	590,195
Kao Corp.	9,000	211,760
Kawasaki Heavy Industries Ltd.	2,000	4,849
Kawasaki Kisen Kaisha Ltd. (a)	145,000	589,618
Keisei Electric Railway Co., Ltd.	5,000	27,955
Kinden Corp.	2,000	17,031
Kirin Holdings Co., Ltd.	23,000	289,560
Kobe Steel Ltd.	9,000	17,144
Komatsu Ltd.	18,400	331,313
Konami Corp.	1,400	21,592
Konica Minolta Holdings, Inc.	7,000	67,342
Kubota Corp.	21,000	161,076
Kuraray Co., Ltd.	16,000	187,705
Kyocera Corp.	600	48,574
Kyowa Hakko Kirin Co., Ltd.	5,000	47,419
Kyushu Electric Power Co., Inc.	1,400	31,399
Makita Corp.	1,700	45,492
Marubeni Corp.	23,000	117,907
Marui Group Co., Ltd.	3,800	25,597
Matsui Securities Co., Ltd.	1,400	8,548
McDonald’s Holdings Co. Japan Ltd.	964	21,586
Medipal Holdings Corp.	1,900	22,567
Mitsubishi Chemical Holdings Corp.	22,000	100,418
Mitsubishi Corp.	18,000	372,392
Mitsubishi Electric Corp.	15,000	117,074
Mitsubishi Estate Co., Ltd.	22,000	306,277
Mitsubishi Gas Chemical Co., Inc.	5,000	24,244
Mitsubishi Heavy Industries Ltd.	24,000	82,794
Mitsubishi Materials Corp. (a)	51,100	135,825
Mitsubishi Motors Corp. (a)	49,006	61,991
Mitsubishi UFJ Financial Group, Inc.	270,812	1,229,678
Mitsui & Co., Ltd.	20,703	241,517
Mitsui OSK Lines Ltd.	16,000	105,787
Mitsui Sumitomo Insurance Group Holdings, Inc.	11,850	253,629

See Notes to Financial Statements.

6	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Enhanced International Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (continued)
Mitsumi Electric Co., Ltd.	1,100	$18,661
Mizuho Financial Group, Inc.	389,668	639,372
NEC Corp.	81,000	210,265
NGK Insulators Ltd.	1,000	15,575
NSK Ltd.	7,000	48,616
NTT DoCoMo, Inc.	222	336,172
Namco Bandai Holdings, Inc.	2,800	24,621
Nidec Corp.	1,400	117,204
Nikon Corp.	3,000	51,701
Nintendo Co., Ltd.	3,500	1,027,632
Nippon Building Fund, Inc.	5	39,673
Nippon Paper Group, Inc.	100	2,768
Nippon Steel Corp.	5,000	16,527
Nippon Telegraph & Telephone Corp.	7,214	293,869
Nippon Yusen Kabushiki Kaisha	161,000	586,728
The Nishi-Nippon City Bank Ltd.	38,000	108,828
Nissan Motor Co., Ltd. (a)	38,300	266,893
Nisshinbo Industries, Inc.	2,000	19,171
Nomura Real Estate Office Fund, Inc.	16	79,653
ORIX Corp.	5,200	376,713
Obayashi Corp.	1,000	3,964
Obic Co., Ltd.	360	69,489
Oracle Corp. Japan	100	4,914
Osaka Gas Co., Ltd.	10,000	36,070
Otsuka Shokai Co., Ltd.	200	12,746
Resona Holdings, Inc.	43,845	535,084
Rinnai Corp.	500	25,665
Rohm Co., Ltd.	800	48,039
Sankyo Co., Ltd.	800	36,161
Sapporo Holdings Ltd.	15,000	64,480
Secom Co., Ltd.	1,000	44,406
Seiko Epson Corp.	1,700	21,971
Seven & I Holdings Co., Ltd.	11,936	273,469
Seven Bank Ltd.	9	16,335
Shikoku Electric Power Co., Inc.	2,500	71,499
Shimadzu Corp.	4,000	30,151
Shimamura Co., Ltd.	1,100	99,459
Shimano, Inc.	900	38,616
Shimizu Corp.	10,000	34,176
Shin-Etsu Chemical Co., Ltd.	6,400	297,569
Shinko Securities Co., Ltd.	8,000	17,836
Shiseido Co., Ltd.	5,800	127,839
Showa Denko KK	146,000	263,684
Showa Shell Sekiyu KK	2,000	13,790
Softbank Corp.	12,900	342,150
Sojitz Corp.	16,000	25,005
Square Enix Holdings Co., Ltd.	3,403	62,683
Stanley Electric Co., Ltd.	2,000	33,121
Sumitomo Chemical Co., Ltd.	30,000	116,105
Sumitomo Corp.	16,300	162,788
Sumitomo Electric Industries Ltd.	4,100	47,781
Sumitomo Heavy Industries Ltd.	5,000	29,338
Sumitomo Metal Industries Ltd.	85,300	192,867

Common Stocks	Shares	Value

Japan (concluded)
Sumitomo Mitsui Financial Group, Inc.	21,172	$599,218
Sumitomo Realty & Development Co., Ltd.	3,000	50,976
Sumitomo Rubber Industries Ltd.	2,300	20,286
The Sumitomo Trust & Banking Co., Ltd.	31,000	157,826
Suruga Bank Ltd.	9,000	81,683
Suzuki Motor Corp.	1,300	25,513
T&D Holdings, Inc.	1,750	37,419
TDK Corp.	2,300	125,861
Taiheiyo Cement Corp. (a)	300,000	378,811
Taisei Corp.	13,000	26,000
Takeda Pharmaceutical Co., Ltd.	19,900	854,758
Terumo Corp.	4,000	191,559
Tohoku Electric Power Co., Inc.	1,500	32,203
Tokio Marine Holdings, Inc.	13,533	355,781
The Tokyo Electric Power Co., Inc.	17,700	481,501
Tokyo Electron Ltd.	1,000	53,867
Tokyo Gas Co., Ltd.	37,000	168,910
Tokyo Steel Manufacturing Co., Ltd.	1,600	18,496
Tokyo Tatemono Co., Ltd.	4,000	12,327
Tokyu Corp.	32,000	130,246
TonenGeneral Sekiyu KK	4,000	34,609
Toppan Printing Co., Ltd.	8,000	63,261
Toray Industries, Inc.	2,000	9,586
Toshiba Corp. (a)	58,000	287,307
Tosoh Corp.	1,000	2,589
Toyo Seikan Kaisha Ltd.	2,100	30,644
Toyo Suisan Kaisha Ltd.	1,000	23,868
Toyoda Gosei Co., Ltd.	900	22,321
Toyota Boshoku Corp.	100	1,460
Toyota Industries Corp.	2,700	68,515
Toyota Motor Corp.	40,100	1,377,782
Trend Micro, Inc.	1,500	40,537
Tsumura & Co.	900	27,556
UNY Co., Ltd.	3,000	22,796
USS Co., Ltd.	10	714
Ushio, Inc.	1,500	23,109
West Japan Railway Co.	40	146,275
Yahoo! Japan Corp.	237	94,462
Yamada Denki Co., Ltd.	540	35,283
Yamaguchi Financial Group, Inc.	3,000	28,671
Yamaha Corp.	100	1,021
Yamaha Motor Co., Ltd. (a)	8,800	116,338
Yamato Kogyo Co., Ltd.	600	14,955
Yamato Transport Co., Ltd.	3,475	45,993
The Yasuda Trust & Banking Co., Ltd. (a)	66,000	56,755

		29,415,905

Kazakhstan — 0.3%
Eurasian Natural Resources Corp.	36,072	459,010

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	7

Schedule of Investments (continued)	Master Enhanced International Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Luxembourg — 1.0%
ArcelorMittal	23,037	$617,895
SES Global	5,951	123,760
Tenaris SA	35,284	608,573

		1,350,228

Netherlands — 2.6%
ASML Holding NV	20,561	565,837
Aegon NV (a)	1	5
Delta Lloyd NV	1,075	18,117
Fugro NV	960	44,350
Heineken NV	8	339
ING Groep NV CVA (a)	58,607	433,723
Koninklijke Ahold NV	55,601	687,780
Koninklijke Boskalis Westminster NV	470	18,261
Koninklijke DSM NV	2,468	98,108
Koninklijke KPN NV	1	13
Koninklijke Philips Electronics NV	9,561	285,512
Koninklijke Vopak NV	913	33,458
Randstad Holdings NV	1,293	50,809
Reed Elsevier NV	2,753	30,476
STMicroelectronics NV	9,970	79,187
TNT NV	8,733	219,959
Unilever NV	38,555	1,052,909

		3,618,843

New Zealand — 0.3%
Auckland International Airport Ltd.	44	56
Fletcher Building Ltd.	59,486	318,332
Sky City Ltd.	1	2
Telecom Corp. of New Zealand Ltd.	67,667	87,140

		405,530

Norway — 0.6%
Aker Solutions ASA	2,475	28,298
DnB NOR ASA	10,970	105,512
Orkla ASA	1,153	7,373
Statoil ASA	28,174	542,767
Telenor ASA	12,400	156,207
Yara International ASA	25	703

		840,860

Portugal — 0.5%
Banco Comercial Portugues SA, Registered Shares	59,929	45,001
Banco Espirito Santo SA, Registered Shares	1	4
Galp Energia SGPS SA	3,731	55,730
Jeronimo Martins SGPS SA	3,212	29,429
Portugal Telecom SGPS SA, Registered Shares	51,290	512,642

		642,806

Singapore — 1.7%
CapitaLand Ltd.	8,500	21,675
CapitaMall Trust	32,000	41,719
City Developments Ltd.	82,000	645,461

Common Stocks	Shares	Value

Singapore (concluded)
ComfortDelgro Corp., Ltd.	28,000	$29,038
Cosco Corp. (Singapore) Ltd.	1,000	1,052
DBS Group Holdings Ltd.	16,000	155,278
Fraser and Neave Ltd.	29,000	106,045
Keppel Corp. Ltd.	2,000	12,075
Keppel Land Ltd.	9,000	24,835
Noble Group Ltd.	31,909	38,568
Oversea-Chinese Banking Corp.	21,134	133,083
SembCorp Industries Ltd.	12,000	34,702
Sembcorp Marine Ltd.	168,000	459,097
Singapore Airlines Ltd.	466	4,832
Singapore Exchange Ltd.	13,000	68,175
Singapore Technologies Engineering Ltd.	30,000	70,132
Singapore Telecommunications Ltd.	81,726	176,685
UOL Group Ltd.	7,000	18,854
United Overseas Bank Ltd.	11,000	153,031
Wilmar International Ltd.	40,000	163,662

		2,357,999

Spain — 3.1%
ACS Actividades de Construccion y Servicios SA	13,955	512,836
Acerinox SA	5,103	79,297
Banco Bilbao Vizcaya Argentaria SA	29,775	306,771
Banco de Sabadell SA	1,288	5,833
Banco Popular Espanol SA	23,699	120,117
Banco Santander SA	112,018	1,174,644
Bankinter SA	2,373	14,458
Corp. Mapfre SA	67,492	183,527
Criteria Caixacorp. SA	16,337	66,809
Ferrovial SA	208	1,345
Fomento de Construcciones y Contratas SA	1,029	22,028
Gestevision Telecinco SA	1,429	12,699
Iberdrola Renovables	1	3
Iberdrola SA	10,764	60,500
Iberia Lineas Aereas de Espana	1	3
Repsol YPF SA	10,567	213,243
Telefonica SA	79,317	1,469,326
Zardoya Otis SA	1	13

		4,243,452

Sweden — 2.7%
Alfa Laval AB	5,112	66,386
Atlas Copco AB, Class A	2,409	35,221
Boliden AB	3,759	41,547
Electrolux AB	20,960	479,163
Hennes & Mauritz AB, B Shares	11,575	318,108
Husqvarna AB	6,033	36,279
Investor AB	30,000	485,288
Millicom International Cellular SA – ADR	1,034	83,900
Modern Times Group AB	676	37,007

See Notes to Financial Statements.

8	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Enhanced International Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Sweden (concluded)
Nordea Bank AB	30,854	$254,427
SKB AB	106	1,902
SSAB AB, Series A	2,593	34,814
SSAB AB, Series B	1,212	14,548
Sandvik AB	14,382	175,431
Securitas AB	63,848	578,749
Skandinaviska Enskilda Banken AB, Class A	25,388	134,519
Skanska AB, Class B	10,084	145,891
Svenska Cellulosa AB	8,115	95,443
Svenska Handelsbanken, Class A	2,823	69,062
Swedbank AB, A Shares	8,461	77,644
Swedish Match AB	1,069	23,360
Tele2 AB	4,300	64,244
Telefonaktiebolaget LM Ericsson	38,022	421,749
TeliaSonera AB	5	32

		3,674,714

Switzerland — 7.8%
ABB Ltd.	26,963	469,442
Actelion Ltd. (a)	368	13,779
Adecco SA, Registered Shares	6,093	290,678
Aryzta AG	1,184	45,554
Baloise Holding AG	213	14,826
Compagnie Financiere Richemont SA	25,279	882,547
Credit Suisse Group AG	20,919	786,497
GAM Holdings Ltd.	59	637
Geberit AG	628	97,714
Holcim Ltd.	3,559	238,246
Julius Baer Group Ltd.	708	20,187
Kuehne & Nagel International AG	15	1,544
Logitech International SA (a)	2,561	34,667
Nestle SA, Registered Shares	61,299	2,955,766
Nobel Biocare Holding AG	6,230	107,245
Novartis AG, Registered Shares	29,013	1,406,061
Pargesa Holding SA	1,003	65,771
Roche Holding AG	9,677	1,331,959
SGS SA	6	8,098
Schindler Holding AG	14	1,180
Schindler Holding AG, Registered Shares	305	25,457
Sika AG	59	104,586
Sonova Holding AG	1	123
Straumann Holding AG, Registered Shares	112	24,223
The Swatch Group Ltd., Bearer Shares	55	15,511
The Swatch Group Ltd., Registered Shares	744	38,021
Swiss Life Holding	524	50,080
Swiss Reinsurance Co., Registered Shares	3,031	124,538
Swisscom AG	340	115,267
Syngenta AG	1,476	340,980
UBS AG	51,893	687,469

Common Stocks	Shares	Value

Switzerland (concluded)
Zurich Financial Services AG	1,693	$373,160

		10,671,813

United Kingdom — 18.9%
ARM Holdings Plc	31,288	129,497
Admiral Group Plc	4,419	92,544
Aggreko Plc	6,349	133,283
Amec Plc	92	1,127
Associated British Foods Plc	97	1,405
AstraZeneca Plc	32,170	1,516,680
Aviva Plc	36,790	170,970
BAE Systems Plc	55,701	259,244
BHP Billiton Plc	28,696	744,045
BP Plc (a)	299,135	1,432,007
BT Group Plc	157,258	303,554
Balfour Beatty Plc	133,090	473,357
Barclays Plc	231,840	925,389
British Airways Plc (a)	1	3
British American Tobacco Plc	15,469	490,921
British Land Co. Plc	400	2,584
British Sky Broadcasting Plc	14,962	156,230
Burberry Group Plc	1	11
Cable & Wireless Communications Plc	357,118	308,136
Cable & Wireless Worldwide	1	1
Capital & Counties Properties Plc (a)	77,723	125,997
Capital Shopping Centers Group Plc	2,339	10,806
Centrica Plc	39,882	176,000
Cobham Plc	27,028	85,623
Compass Group Plc	58,694	446,513
Diageo Plc	24,362	382,676
Drax Group Plc	963	5,389
EnQuest Plc (a)	172,991	256,915
Experian Group Ltd.	72,741	632,578
GlaxoSmithKline Plc	70,273	1,193,295
Group 4 Securicor Plc	9,156	36,301
HSBC Holdings Plc	296,361	2,707,463
Hammerson Plc	10,122	51,599
Home Retail Group	12,764	40,532
Inmarsat Plc	6,065	64,308
Intercontinental Hotels Group Plc	68	1,072
International Power Plc	2,110	9,425
Invensys Plc	123,893	443,531
Investec Plc	52,709	354,681
J Sainsbury Plc	17,574	83,850
Johnson Matthey Plc	3,097	68,806
Kazakhmys Plc	3,086	45,299
Kingfisher Plc	33,035	103,484
Legal & General Group Plc	84,501	98,489
Lloyds TSB Group Plc (a)	2	2
Lonmin Plc (a)	2,220	46,355
Man Group Plc	43,287	143,492
Marks & Spencer Group Plc	7,963	39,229
National Grid Plc	69,458	507,110

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	9

Schedule of Investments (continued)	Master Enhanced International Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value

United Kingdom (concluded)
Next Plc		16,672	$497,067
Old Mutual Plc		76,022	116,393
Pearson Plc		5,030	66,153
Petrofac Ltd.		4,069	71,586
Reckitt Benckiser Plc		1,462	68,004
Resolution Ltd.		1	1
Rio Tinto Plc, Registered Shares		31,925	1,401,965
Rolls-Royce Group Plc		85,837	716,463
Royal & Sun Alliance Insurance Group		288,697	512,149
Royal Bank of Scotland Group Plc (a)		1	1
Royal Dutch Shell Plc		50,508	1,274,622
Royal Dutch Shell Plc, Class B		37,570	908,092
SABMiller Plc		11,851	332,308
Schroders Plc		1,763	31,730
Scottish & Southern Energy Plc		13,407	223,280
Severn Trent Plc		26,947	494,569
Smiths Group Plc		5,428	86,418
Standard Chartered Plc		44,897	1,093,259
Standard Life Plc		1	3
TUI Travel Plc		129,647	403,356
TalkTalk Telecom Group Plc (a)		117,371	219,205
Tesco Plc		4,869	27,468
Tullow Oil Plc		14,645	217,849
Unilever Plc		20,486	547,632
United Utilities Group Plc		1,687	13,201
Vedanta Resources Plc		5,474	171,990
Vodafone Group Plc		274,032	564,640
William Morrison Supermarkets Plc		43,595	172,267
Wolseley Plc (a)		4,093	81,245
Xstrata Plc		32,043	419,592

			26,034,316

Total Common Stocks – 92.7%			127,654,037

Corporate Bonds	Par (000)

Japan — 0.1%
Mitsubishi Corp., 0.85%, 6/17/11 (b)(c)	JPY	5,000	88,616

Total Corporate Bonds – 0.1%			88,616

Investment Companies	Shares		Value

United States — 0.9%
iShares MSCI EAFE Index Fund (d)(e)		27,052	$1,258,189

Total Investment Companies – 0.9%			1,258,189

Rights

France — 0.0%
Fonciere Des Regions (Expires 7/13/10)		287	1,305

Spain — 0.0%
Zardoya Otis SA (Expires 7/01/10)		1	1

Total Rights – 0.0%			1,306

Warrants (f)

China — 0.0%
Henderson Land Development Co., Ltd. (Expires 6/01/11)		3,000	509

France — 0.0%
Fonciere Des Regions (Expires 12/31/10)		287	165

Italy — 0.0%
Mediobanca SpA (Expires 3/18/11)		783	32
Unione Di Banche Italiane ScpA (Expires 6/30/11)		3,377	67

			99

Total Warrants – 0.0%			773

Total Long-Term Investments (Cost – $129,880,968) – 93.7%			129,002,921

See Notes to Financial Statements.

10	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Enhanced International Series
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.20% (d)(g)	2,221,503	$2,221,503

Total Short-Term Securities (Cost – $2,221,503) – 1.6%		2,221,503

Total Investments (Cost – $132,102,471*) – 95.3%		131,224,424
Other Assets Less Liabilities – 4.7%		6,408,222

Net Assets – 100.0%		$137,632,646

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$142,389,672

	Gross unrealized appreciation	$2,620,438
	Gross unrealized depreciation	(13,785,686)

	Net unrealized depreciation	$(11,165,248)

(a)	Non-income producing security.

(b)	Convertible security.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased	Shares Sold		Shares Held at June 30, 2010	Value at June 30, 2010	Realized Gain	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	3,052,766	—	(831,263	) [1]	2,221,503	$2,221,503	—	$1,226
iShares MSCI EAFE Index Fund	26,540	512	—		27,052	$1,258,189	—	$36,335

[1] Represents net shares sold.

(e)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(f)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(g)	Represents the current yield as of report date.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	11

Schedule of Investments (continued)	Master Enhanced International Series

•	Foreign currency exchange contracts as of June 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

				Brown Brothers
EUR	1,000,000	USD	1,274,080	Harriman & Co.	7/15/10	$(51,145)
				Goldman Sachs
EUR	140,000	USD	171,193	International	7/15/10	18
				Brown Brothers
GBP	1,000,000	USD	1,479,963	Harriman & Co.	7/15/10	14,113
				Goldman Sachs
GBP	90,000	USD	131,756	International	7/15/10	2,711

Total						$(34,303)

•	Financial futures contracts purchased as of June 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Depreciation

6	Amsterdam Index Futures	Amsterdam	July 2010	$485,504	$(21,065)
6	Hang Seng Index Futures	Hong Kong	July 2010	$795,685	(22,117)
39	OMXS30 Index Futures	Stockholm	July 2010	$516,379	(12,208)
6	CAC40 10 Euro Futures	Paris	September 2010	$262,623	(10,373)
35	DJ Euro Stoxx 50 Futures	Eurex	September 2010	$1,148,976	(49,876)
2	Dax Index 25 Futures	Eurex	September 2010	$374,716	(10,214)
23	FTSE 100 Index Futures	LIFFE	September 2010	$1,772,628	(95,480)
8	SPI 200 Futures	Sydney	September 2010	$760,931	(43,423)
3	S&P MIB Index Futures	Borsa	September 2010	$365,771	(10,911)
19	Topix Index Futures	Tokyo	September 2010	$1,852,215	(50,315)

Total					$(325,982)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivatives)

See Notes to Financial Statements.

12	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Enhanced International Series

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of June 30, 2010 in determining the fair valuation of the Series’ investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Common Stocks:
Australia	—	$9,891,410	—	$9,891,410
Austria	—	505,264	—	505,264
Belgium	—	1,519,315	—	1,519,315
Bermuda	—	470	—	470
Cayman Islands	—	546	—	546
Denmark	—	1,714,828	—	1,714,828
Finland	—	1,245,970	—	1,245,970
France	—	11,357,457	—	11,357,457
Germany	$59,593	9,685,458	—	9,745,051
Greece	49,027	563,000	—	612,027
Hong Kong	581,134	2,235,831	—	2,816,965
Ireland	106,553	331,894	—	438,447
Israel	—	1,292,161	—	1,292,161
Italy	—	2,798,650	—	2,798,650
Japan	796,337	28,619,568	—	29,415,905
Kazakhstan	—	459,010	—	459,010
Luxembourg	—	1,350,228	—	1,350,228
Netherlands	—	3,618,843	—	3,618,843
New Zealand	—	405,530	—	405,530
Norway	—	840,860	—	840,860
Portugal	—	642,806	—	642,806
Singapore	—	2,357,999	—	2,357,999
Spain	—	4,243,452	—	4,243,452
Sweden	—	3,674,714	—	3,674,714
Switzerland	—	10,671,813	—	10,671,813
United Kingdom	602,118	25,432,198	—	26,034,316
Corporate Bonds:
Japan	—	88,616	—	88,616
Investment Companies	1,258,189	—	—	1,258,189
Rights:
France	—	1,305	—	1,305
Spain	1	—	—	1
Warrants:
China	509	—	—	509
France	165	—	—	165
Italy	67	32	—	99
Short-Term Securities	2,221,503	—	—	2,221,503

Total	$5,675,196	$125,549,228	—	$131,224,424

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	13

Schedule of Investments (concluded)	Master Enhanced International Series

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency exchange contracts	—	$16,842	—	$16,842
Liabilities:
Equity contracts	$(325,982)	—	—	(325,982)
Foreign currency exchange contracts	—	(51,145)	—	(51,145)

Total	$(325,982)	$(34,303)	—	$(360,285)

[1]	Derivative financial instruments are financial futures contracts and foreign currency exchange contracts, which are are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

14	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Statement of Assets and Liabilities	Master Enhanced International Series

June 30, 2010 (Unaudited)

Assets

Investments at value - unaffiliated (cost - $128,092,488)	$127,744,732
Investments at value - affiliated (cost - $4,009,983)	3,479,692
Cash	21,323
Foreign currency at value (cost - $5,852,965)	5,878,241
Unrealized appreciation on foreign currency exchange contracts	16,842
Dividends receivable	782,783
Investments sold receivable	346,801
Reimbursement from investment advisor	11,474
Prepaid expenses	44,865

Total assets	138,326,753

Liabilities

Unrealized depreciation on foreign currency exchange contracts	51,145
Investments purchased payable	319,588
Margin variation payable	249,993
Withdrawals payable to investors	36,511
Other affiliates payable	702
Directors’ fees payable	475
Other accrued expenses payable	35,693

Total liabilities	694,107

Net Assets	$137,632,646

Net Assets Consist of

Investors’ capital	$138,874,020
Net unrealized appreciation/depreciation	(1,241,374)

Net Assets	$137,632,646

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	15

Statement of Operations	Master Enhanced International Series

Six Months Ended June 30, 2010 (Unaudited)

Investment Income

Dividends - unaffiliated	$3,232,797
Foreign taxes withheld	(278,851)
Dividends - affiliated	37,561
Interest	691

Total income	2,992,198

Expenses

Custodian	50,054
Pricing	31,332
Professional	30,585
Accounting services	15,896
Investment advisory	7,433
Printing	3,294
Directors	3,214
Miscellaneous	6,909

Total expenses	148,717
Less fees waived by advisor	(60,208)

Total expenses after fees waived	88,509

Net investment income	2,903,689

Realized and Unrealized Gain (Loss)

Net realized loss from:
Investments	(1,797,361)
Financial futures contracts	(425,556)
Foreign currency transactions	(675,795)

(2,898,712)

Net change in unrealized appreciation/depreciation on:
Investments	(19,185,883)
Financial futures contracts	(309,732)
Foreign currency transactions	5,349

(19,490,266)

Total realized and unrealized loss	(22,388,978)

Net Decrease in Net Assets Resulting from Operations	$(19,485,289)

See Notes to Financial Statements.

16	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Statements of Changes in Net Assets	Master Enhanced International Series

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Operations

Net investment income	$2,903,689	$4,006,225
Net realized loss	(2,898,712)	(17,868,426)
Net change in unrealized appreciation/depreciation	(19,490,266)	45,101,995

Net increase (decrease) in net assets resulting from operations	(19,485,289)	31,239,794

Capital Transactions

Proceeds from contributions	21,241,561	34,976,258
Value of withdrawals	(16,245,410)	(33,255,521)

Net increase in net assets derived from capital transactions	4,996,151	1,720,737

Net Assets

Total increase (decrease) in net assets	(14,489,138)	32,960,531
Beginning of period	152,121,784	119,161,253

End of period	$137,632,646	$152,121,784

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	17

Financial Highlights	Master Enhanced International Series

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,

		2009	2008	2007	2006	2005

Total Investment Return

Total investment return	(12.40)%[1]	27.27%	(41.13)%	9.60%	27.09%	13.38%

Ratios to Average Net Assets

Total expenses	0.20%[2]	0.33%	0.25%	0.19%	0.27%	0.19%

Total expenses after fees waived	0.12%[2]	0.06%	0.12%	0.12%	0.17%	0.19%

Net investment income	3.91%[2]	3.19%	3.47%	2.63%	2.62%	1.95%

Supplemental Data

Net assets, end of period (000)	$137,633	$152,122	$119,161	$207,557	$156,131	$97,974

Portfolio turnover	26%	105%	146%	126%	145%	67%

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

18	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Notes to Financial Statements (Unaudited)	Master Enhanced International Series

1. Organization and Significant Accounting Policies:

Master Enhanced International Series (the “Series”), a non-diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC to issue non-transferable interests in the Master LLC, subject to certain limitations. The Board of Directors of the Master LLC is referred to throughout this report as the “Board of Directors” or the “Board.” The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: The Series’ policy is to fair value its financial instruments at market value using independent dealers or pricing services selected under the supervision of the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Series’ net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair values, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board. Each business day, the Series uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency Transactions: The Series’ books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the date the transactions are entered into. Generally, when the US dollar rises in value against foreign currency, the Series’ investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Series reports foreign currency related transactions as components of realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either delivers collateral or segregates assets in connection with certain investments (e.g., financial futures contracts or foreign currency exchange contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	19

Notes to Financial Statements (continued)	Master Enhanced International Series

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Series. Therefore, no federal income tax provision is required.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2009. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and to economically hedge, or protect, its exposure to certain risks such equity risk and foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Series’ maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. For OTC options purchased, the Series bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral received on the options should the counterparty fail to perform under the contracts. Options written by the Series do not give rise to counterparty credit risk, as options written obligate the Series to perform and not the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

The Series may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement implemented between the Series and each of its respective counterparties. The ISDA Master Agreement allows the Series to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Series from its counterparties are not fully collateralized contractually or otherwise, the Series bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Series manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Series’ net assets decline by a stated percentage or the Series fails to meet the terms of its ISDA Master Agreements, which would cause the Series to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the values of equity securities (equity risk). Financial futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or yield. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Foreign Currency Exchange Contracts: The Series enters into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to gain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Series, help to manage the overall exposure to the currency backing some of the investments held by the Series. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that counterparty to the contract does not perform its obligations under the agreement.

Derivative Instruments Categorized by Risk Exposure:

Fair Values of Derivative Instruments as of June 30, 2010

Asset Derivatives

	Statement of Assets and Liabilities Location	Value

Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$16,842

Liability Derivatives

	Statement of Assets and Liabilities Location	Value

Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts	$51,145

Equity contracts	Net unrealized appreciation/depreciation*	325,982

Total		$377,127

*

Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

20	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Notes to Financial Statements (continued)	Master Enhanced International Series

The Effect of Derivative Instruments on the Statement of Operations Six Months Ended June 30, 2010

Net Realized Loss from

	Financial Futures Contracts	Foreign Currency Transactions

Foreign currency transactions	—	$(245,849)
Equity Contracts	$(425,556)	—

Total	$(425,556)	$(245,849)

Net Change in Unrealized Appreciation/Depreciation on

	Financial Futures Contracts	Foreign Currency Transactions

Foreign currency transactions	—	$26,140
Equity Contracts	$(309,732)	—

Total	$(309,732)	$26,140

For the six months ended June 30, 2010, the average quarterly balance of outstanding derivative financial instruments was as follows:

Financial futures contracts:
Average number of contracts purchased	142
Average notional value of contracts purchased	$8,538,455
Foreign currency exchange contracts:
Average number of contracts - US dollars purchased	12
Average number of contracts–US dollars sold	7
Average US dollar amounts purchased	$1,447,474
Average US dollar amounts sold	$3,182,041

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Series for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the average daily value of the Series’ net assets. The Manager has voluntarily agreed to waive or reimburse fees and expenses, excluding interest expense, acquired fund fees and expenses and certain other Fund expenses, in order to limit expenses to 0.12% of the average daily value of the Series’ net assets. This voluntary, waived and/or reimbursement may be reduced or discontinued at any time. For the six months ended June 30, 2010, the Manager waived $59,526, which is included in fees waived by advisor in the Statement of Operations.

The Manager voluntarily agreed to waive its advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds; however the Manager does not waive its advisory fees by the amount of investment advisory fees paid through its investment in other affiliated investment companies, if any. For the six months ended June 30, 2010, the Manager waived $682, which is included in fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the six months ended June 30, 2010, the Series reimbursed the Manager $1,306 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended June 30, 2010, were $40,820,059 and $36,445,477, respectively.

5. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer credit and counterparty risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	21

Notes to Financial Statements (concluded)	Master Enhanced International Series

The Series invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Series concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Please see the Schedule of Investments for concentrations in specific countries.

As of June 30, 2010, the Series had the following industry classifications:

Industry	Percent of Long-Term Investments

Commercial Banks	14%
Pharmaceuticals	8
Oil, Gas & Consumable Fuels	6
Metals & Mining	6
Other*	66

* All other industries held were each less than 5% of long-term investments.

6. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2010. The Series may borrow under the credit agreement to fund shareholder redemptions. The Series paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount which was allocated to the Series based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Series’ pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations, and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Series did not borrow under the credit agreement during the six months ended June 30, 2010.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

22	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Master Enhanced International Series

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

          The Board of Directors (the “Board,” and the members of which are referred to as “Board Members”) of the Quantitative Master Series LLC (the “Master LLC”) met on April 20, 2010 and May 18-19, 2010 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of Master Enhanced International Series (the “Portfolio”), a series of the Master LLC. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”), with respect to the Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

          The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master LLC as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also has one ad hoc committee, the Joint Product Pricing Committee, which consists of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who are not “interested persons” of their respective funds.

The Agreements

          Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Portfolio by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

          From time to time throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against an applicable benchmark, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio for services, such as marketing and distribution and fund accounting; (c) Portfolio operating expenses; (d) the resources devoted to and compliance reports relating to the Portfolio’s investment objective, policies and restrictions, (e) the Master LLC’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, closed-end fund and institutional account product channels; and (l) periodic updates on BlackRock’s business.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	23

Master Enhanced International Series

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Board Considerations in Approving the Agreements

          The Approval Process: Prior to the April 20, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to periodically review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Portfolio fees and expenses as compared with a peer group of funds as determined by Lipper (collectively, “Peers”), and the gross investment performance of the Portfolio as compared with its benchmark index; (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Portfolio to BlackRock; and (f) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

          At an in-person meeting held on April 20, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 20, 2010 meeting, the Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 18-19, 2010 Board meeting.

          At an in-person meeting held on May 18-19, 2010, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Portfolio, each for a one-year term ending June 30, 2011. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Portfolio; (d) economies of scale; and (e) other factors deemed relevant by the Board Members.

          The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Portfolio shares, services related to the valuation and pricing of portfolio holdings of the Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A.	Nature, Extent and Quality of the Services Provided by BlackRock

          The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared Portfolio performance to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, its benchmark index. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio’s portfolio management team discussing Portfolio performance and the Portfolio’s investment objective, strategies and outlook.

          The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory

24	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Master Enhanced International Series

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to the Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

          In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolio. BlackRock and its affiliates and significant shareholders provide the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Portfolio with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B.	The Investment Performance of the Portfolio and BlackRock

          The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. In preparation for the April 20, 2010 meeting, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to its benchmark index. The Board regularly reviews the performance of the Portfolio throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

          The Board noted that the Portfolio’s gross performance was below its benchmark index in the one- and three-year periods reported, but that the Portfolio’s gross performance in the five-year period reported was better than or equal to its benchmark index. The Board and BlackRock reviewed the reasons for the Portfolio’s underperformance during the one- and three-year periods compared with its benchmark. The Board was informed that, among other things, stock selection detracted from performance.

          The Board and BlackRock discussed BlackRock’s strategy for improving the Portfolio’s performance and BlackRock’s commitment to providing the resources necessary to assist the Portfolio’s portfolio managers and to improve the Portfolio’s performance.

          C.          Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Portfolio

          The Board, including the Independent Board Members, reviewed the Portfolio’s contractual advisory fee rate compared with the other funds in its Lipper category. It also compared the Portfolio’s actual management fees to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

          The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Portfolio and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

          The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information was available, the Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	25

Master Enhanced International Series

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

          The Board noted that the Portfolio’s contractual advisory fee rate was lower than or equal to the median contractual advisory fee rate paid by the Portfolio’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that BlackRock has voluntarily agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, the Portfolio’s total operating expenses as a percentage of the Portfolio’s average daily net assets.

D.	Economies of Scale

          The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase. The Board also considered the extent to which the Portfolio benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Portfolio.

E.	Other Factors Deemed Relevant by the Board Members

          The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Portfolio, including for administrative and distribution services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain mutual fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock completed the acquisition of a complex of exchange-traded funds (“ETFs”) on December 1, 2009, and that BlackRock’s funds may invest in such ETFs without any offset against the management fees payable by the funds to BlackRock.

          In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

          The Board noted the competitive nature of the open-end fund marketplace, and that shareholders of a fund are able to redeem their shares if they believe that the fund’s fees and expenses are too high or if they are dissatisfied with the performance of the fund.

Conclusion

          The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC, with respect to the Portfolio, for a one-year term ending June 30, 2011 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Portfolio, for a one-year term ending June 30, 2011. As part of its approval, the Board considered the detailed review of BlackRock’s fee structure, as it applies to the Portfolio, being conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Portfolio and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

26	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Officers and Directors	Master Enhanced International Series

Ronald W. Forbes, Co-Chair of the Board and Director
Rodney D. Johnson, Co-Chair of the Board and Director
David O. Beim, Director
Dr. Matina Horner, Director
Herbert I. London, Director and Member of the Audit Committee
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chair of the Audit Committee and Director
Frederick W. Winter, Director and Member of the Audit Committee
Richard S. Davis, Director
Henry Gabbay, Director
Anne Ackerley, President and Chief Executive Officer
Richard Hoerner, CFA, Vice President
Jeffrey Holland, CFA, Vice President
Brendan Kyne, Vice President
Simon Mendelson, Vice President
Brian Schmidt, Vice President
Christopher Stavrakos, CFA, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodian
JPMorgan Chase Bank
Brooklyn, NY 11245

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Series’ form N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at http://www.blackrock.com; and (2) on the SEC’s website at http://www.sec.gov.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	27

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Semi-Annual Report, June 30, 2010 (Unaudited)

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•

For the six months ended June 30, 2010, Master Enhanced S&P 500 Series (the “Series”) of Quantitative Master Series LLC returned (6.00)%, outperforming its benchmark index, the Standard & Poor’s (S&P) 500 Index, which returned (6.65)%. Positive performance resulted from our stock substitution strategies and certain stock selection strategies, while other stock selection strategies detracted from performance.

Describe the market environment.

•

At the beginning of 2010, we expected to see a modest cyclical recovery. For the first four months of the year, the cyclical recovery did dominate, but over the past two months, structural problems (especially those in Europe) began to win out, and risk assets (including US equities) struggled. Financial markets took a dramatic turn in late April, as investor sentiment became dominated by concerns over the European sovereign debt crisis, some less positive economic data and uncertainty over financial regulatory reform in the United States. Volatility levels moved noticeably higher over the past several months, and investors embarked on a renewed “flight to quality,” abandoning risk assets such as stocks in favor of safer alternatives, most notably US Treasury bonds and gold.

• In the United States, the Dow Jones Industrial Average fell 5.00%, the S&P 500 Index declined 6.65% and the Nasdaq Composite lost 6.63%.

•

Within the benchmark S&P 500 Index, all 10 sectors recorded negative returns for the period. Industrials (0.85)%, consumer discretionary (1.59)% and consumer staples (2.79)% were the smallest detractors from performance, while materials (12.88)% and energy (12.21)% posted comparatively larger losses.

Describe recent portfolio activity.

•

During the six-month period, as changes were made to the composition of the S&P 500 Index, the Series purchased and sold securities to maintain its objective of tracking the risks and return of the benchmark. We continued to use our quantitative stock selection and stock substitution strategies in an effort to generate returns above those of the S&P 500 Index.

Describe portfolio positioning at period end.

• The Series remains positioned to match the risk characteristics of its benchmark, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	1

Portfolio Information as of June 30, 2010	Master Enhanced S&P 500 Series

Sector Allocation	Percent of Long-Term Investments

Information Technology	18%
Financials	18
Health Care	13
Consumer Discretionary	11
Energy	11
Consumer Staples	10
Industrials	10
Telecommunication Services	3
Materials	3
Utilities	3

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Series may invest in various derivative instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or equity risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Series’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment, may result in lower dividends paid to shareholders or may cause the Series to hold a security that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

[2]	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments June 30, 2010 (Unaudited)	Master Enhanced S&P 500 Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 2.8%
General Dynamics Corp.	30,600	$1,791,936
Honeywell International, Inc.	34,700	1,354,341
ITT Corp.	73,700	3,310,604
L-3 Communications Holdings, Inc.	9,300	658,812
Lockheed Martin Corp.	28,120	2,094,940
Northrop Grumman Corp.	33,100	1,801,964
Precision Castparts Corp.	13,770	1,417,208
Raytheon Co.	91,900	4,447,041
Rockwell Collins, Inc.	15,000	796,950
United Technologies Corp.	69,595	4,517,412

		22,191,208

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	22,800	1,269,048
Expeditors International Washington, Inc.	32,700	1,128,477
FedEx Corp.	28,800	2,019,168
United Parcel Service, Inc., Class B	27,000	1,536,030

		5,952,723

Airlines — 0.5%
Southwest Airlines Co.	328,800	3,652,968

Auto Components — 0.1%
The Goodyear Tire & Rubber Co. (a)	18,900	187,866
Johnson Controls, Inc.	35,800	961,946

		1,149,812

Automobiles — 0.3%
Ford Motor Co. (a)	199,898	2,014,972

Beverages — 2.1%
The Coca-Cola Co.	193,570	9,701,728
Dr. Pepper Snapple Group, Inc.	4,900	183,211
Molson Coors Brewing Co., Class B	24	1,017
PepsiCo, Inc.	116,510	7,101,284

		16,987,240

Biotechnology — 0.9%
Amgen, Inc. (a)(b)	76,860	4,042,836
Biogen Idec, Inc. (a)	10	475
Celgene Corp. (a)	4	203
Cephalon, Inc. (a)	10,000	567,500
Gilead Sciences, Inc. (a)	71,000	2,433,880

		7,044,894

Capital Markets — 2.4%
Ameriprise Financial, Inc.	8,000	289,040
The Bank of New York Mellon Corp.	114,534	2,827,844
E*Trade Financial Corp. (a)	34,890	412,400
Federated Investors, Inc., Class B	7,100	147,041
Franklin Resources, Inc.	36,250	3,124,388
The Goldman Sachs Group, Inc.	61,690	8,098,046
Invesco Ltd.	8,300	139,689
Janus Capital Group, Inc.	14,400	127,872

Common Stocks	Shares	Value

Capital Markets (concluded)
Legg Mason, Inc.	12,900	$361,587
State Street Corp.	28	947
T. Rowe Price Group, Inc.	84,800	3,764,272
TD Ameritrade Holding Corp. (a)	7,180	109,854

		19,402,980

Chemicals — 1.0%
Air Products & Chemicals, Inc.	17,600	1,140,656
Airgas, Inc.	200	12,440
CF Industries Holdings, Inc.	7,500	475,875
E.I. du Pont de Nemours & Co.	72,600	2,511,234
Ecolab, Inc.	7,700	345,807
Monsanto Co.	26,450	1,222,519
Nalco Holding Co.	5,370	109,870
Potash Corp. of Saskatchewan, Inc.	100	8,624
Praxair, Inc.	25,100	1,907,349
The Sherwin-Williams Co.	2,800	193,732

		7,928,106

Commercial Banks — 3.0%
BB&T Corp.	72,925	1,918,657
Banco Santander Central Hispano SA - ADR	30	315
Fifth Third Bancorp	62,400	766,896
First Horizon National Corp. (a)	76,919	880,726
Huntington Bancshares, Inc.	56,200	311,348
KeyCorp	373,800	2,874,522
M&T Bank Corp.	48	4,078
The PNC Financial Services Group, Inc. (c)	15,798	892,587
Royal Bank of Canada	5	239
SunTrust Banks, Inc.	54,900	1,279,170
U.S. Bancorp	173,754	3,883,402
Wells Fargo & Co.	415,922	10,647,603

		23,459,543

Commercial Services & Supplies — 0.8%
Avery Dennison Corp.	101,400	3,257,982
Iron Mountain, Inc.	33,100	743,426
Pitney Bowes, Inc.	16,600	364,536
R.R. Donnelley & Sons Co.	16,100	263,557
Republic Services, Inc., Class A	45	1,338
Waste Connections, Inc. (a)	3,330	116,183
Waste Management, Inc.	55,500	1,736,595

		6,483,617

Communications Equipment — 2.0%
Cisco Systems, Inc. (a)	478,570	10,198,327
Harris Corp.	10,372	431,994
Juniper Networks, Inc. (a)	29,250	667,485
QUALCOMM, Inc.	146,200	4,801,208

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
SPDR	Standard & Poor’s Depositary Receipts

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	3

Schedule of Investments (continued)	Master Enhanced S&P 500 Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Communications Equipment (concluded)
Tellabs, Inc.	30,108	$192,390

		16,291,404

Computers & Peripherals — 5.2%
Apple, Inc. (a)	78,475	19,738,817
Dell, Inc. (a)	289,900	3,496,194
EMC Corp. (a)	299,700	5,484,510
Hewlett-Packard Co.	179,447	7,766,466
Lexmark International, Inc., Class A (a)	6,000	198,180
NetApp, Inc. (a)	27,100	1,011,101
SanDisk Corp. (a)	17,900	753,053
Teradata Corp. (a)	87,506	2,667,183
Western Digital Corp. (a)	17,900	539,864

		41,655,368

Construction & Engineering — 0.1%
Fluor Corp.	3,400	144,500
Jacobs Engineering Group, Inc. (a)	9,800	357,112

		501,612

Consumer Finance — 1.0%
American Express Co.	83,300	3,307,010
Capital One Financial Corp.	95,544	3,850,423
Discover Financial Services, Inc.	52,250	730,455
SLM Corp. (a)	9,600	99,744

		7,987,632

Containers & Packaging — 0.6%
AptarGroup, Inc.	1,530	57,865
Bemis Co.	36,100	974,700
Pactiv Corp. (a)	124,400	3,464,540
Sealed Air Corp.	12,800	252,416

		4,749,521

Distributors — 0.5%
Genuine Parts Co.	96,500	3,806,925

Diversified Consumer Services — 0.1%
H&R Block, Inc.	26,500	415,785

Diversified Financial Services — 3.7%
Bank of America Corp. (b)	789,014	11,338,131
Citigroup, Inc. (a)	1,298,260	4,881,458
JPMorgan Chase & Co.	325,763	11,926,183
Moody’s Corp.	28,900	575,688
NYSE Euronext	28,500	787,455

		29,508,915

Diversified Telecommunication Services — 2.7%
AT&T Inc. (b)	491,797	11,896,569
CenturyTel, Inc.	21,654	721,295
Qwest Communications International, Inc.	213,570	1,121,243
Verizon Communications, Inc.	227,882	6,385,254

Common Stocks	Shares	Value

Diversified Telecommunication Services (concluded)
Windstream Corp.	139,724	$1,475,485

		21,599,846

Electric Utilities — 1.1%
American Electric Power Co., Inc.	20,835	672,970
Duke Energy Corp.	133,543	2,136,688
Edison International	12,711	403,193
Entergy Corp.	9,600	687,552
Exelon Corp.	53,664	2,037,622
FirstEnergy Corp.	7,000	246,610
NextEra Energy, Inc.	6,760	329,618
PPL Corp.	15,500	386,725
Progress Energy, Inc.	4,800	188,256
The Southern Co.	49,300	1,640,704

		8,729,938

Electrical Equipment — 0.9%
Ametek, Inc.	2,840	114,026
Emerson Electric Co.	71,500	3,123,835
Rockwell Automation, Inc.	73,200	3,593,388

		6,831,249

Electronic Equipment, Instruments & Components — 0.1%
Agilent Technologies, Inc. (a)	10,700	304,201
Jabil Circuit, Inc.	25,740	342,342
Molex, Inc.	11,200	204,288

		850,831

Energy Equipment & Services — 1.3%
Baker Hughes, Inc.	23,496	976,729
Cameron International Corp. (a)	4,900	159,348
Halliburton Co.	51,900	1,274,145
Helmerich & Payne, Inc.	4,959	181,103
Nabors Industries Ltd. (a)	3	53
National Oilwell Varco, Inc.	55,078	1,821,429
Precision Drilling Corp. (a)	36	239
Rowan Cos., Inc. (a)	8,900	195,266
Schlumberger Ltd.	43,652	2,415,701
Smith International, Inc.	80,732	3,039,560

		10,063,573

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	25,200	1,381,716
The Kroger Co.	29,400	578,886
SUPERVALU, Inc.	13	141
SYSCO Corp.	43,950	1,255,651
Safeway, Inc.	6,100	119,926
Wal-Mart Stores, Inc.	167,755	8,063,983
Walgreen Co.	90,790	2,424,093

		13,824,396

Food Products — 2.1%
Archer-Daniels-Midland Co.	176,300	4,552,066
Campbell Soup Co.	38	1,362

See Notes to Financial Statements.

4	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Enhanced S&P 500 Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Food Products (concluded)
ConAgra Foods, Inc.	138,900	$3,239,148
Dean Foods Co. (a)	39,600	398,772
Kellogg Co.	8,200	412,460
Kraft Foods, Inc.	163,828	4,587,184
Mead Johnson Nutrition Co.	63,793	3,197,305
Ralcorp Holdings, Inc. (a)	2,080	113,984
Sara Lee Corp.	12,000	169,200
Tyson Foods, Inc., Class A	24,200	396,638

		17,068,119

Gas Utilities — 0.1%
Nicor, Inc.	17,900	724,950
Oneok, Inc.	9,500	410,875

		1,135,825

Health Care Equipment & Supplies — 2.2%
Baxter International, Inc.	58,760	2,388,006
Becton Dickinson & Co.	10,450	706,629
Boston Scientific Corp. (a)	83,100	481,980
C.R. Bard, Inc.	9,775	757,856
CareFusion Corp. (a)	38,067	864,121
Dentsply International, Inc.	12,500	373,875
ev3, Inc. (a)	62,541	1,401,544
Hospira, Inc. (a)	75,500	4,337,475
Idexx Laboratories, Inc. (a)	1,880	114,492
Medtronic, Inc.	104,630	3,794,930
St. Jude Medical, Inc. (a)	9,930	358,374
Stryker Corp.	31,620	1,582,897

		17,162,179

Health Care Providers & Services — 2.6%
Aetna, Inc.	17,600	464,288
Cardinal Health, Inc.	555	18,654
Cigna Corp.	21,700	674,002
Coventry Health Care, Inc. (a)	11,700	206,856
DaVita, Inc. (a)	4,880	304,707
Express Scripts, Inc. (a)	62,500	2,938,750
Humana, Inc. (a)	13,500	616,545
McKesson Corp.	24,563	1,649,651
Medco Health Solutions, Inc. (a)	98,432	5,421,635
Psychiatric Solutions, Inc. (a)	56,365	1,844,263
Quest Diagnostics, Inc.	3,750	186,637
Tenet Healthcare Corp. (a)	34,000	147,560
UnitedHealth Group, Inc.	75,013	2,130,369
WellPoint, Inc. (a)	85,011	4,159,588

		20,763,505

Health Care Technology — 0.2%
Cerner Corp. (a)	430	32,633
Eclipsys Corp. (a)	43,400	774,256
Inter Allscripts - Misys Healthcare Solutions, Inc. (a)	24,770	398,797

		1,205,686

Common Stocks	Shares	Value

Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.	7	$212
Darden Restaurants, Inc.	11,100	431,235
Marriott International, Inc., Class A	203	6,078
McDonald’s Corp.	77,482	5,103,739
Starbucks Corp.	182,620	4,437,666
Starwood Hotels & Resorts Worldwide, Inc.	14,900	617,307
Wyndham Worldwide Corp.	14,120	284,377

		10,880,614

Household Durables — 0.6%
D.R. Horton, Inc.	21,900	215,277
Fortune Brands, Inc.	400	15,672
Harman International Industries, Inc. (a)	5,400	161,406
Leggett & Platt, Inc.	174,800	3,506,488
Stanley Black & Decker, Inc.	12,250	618,870

		4,517,713

Household Products — 2.0%
Colgate-Palmolive Co.	7,600	598,576
Kimberly-Clark Corp.	26,250	1,591,537
The Procter & Gamble Co.	232,345	13,936,053

		16,126,166

IT Services — 3.2%
Cognizant Technology Solutions Corp. (a)	13,100	655,786
Computer Sciences Corp.	30,880	1,397,320
CyberSource Corp. (a)	82,113	2,096,345
Fidelity National Information Services, Inc.	37,604	1,008,539
Fiserv, Inc. (a)	23,800	1,086,708
International Business Machines Corp.	103,567	12,788,453
SAIC, Inc. (a)	216,920	3,631,241
Visa, Inc., Class A	38,360	2,713,970

		25,378,362

Independent Power Producers & Energy Traders — 0.1%
The AES Corp. (a)	22,400	206,976
Constellation Energy Group, Inc.	13,920	448,920
NRG Energy, Inc. (a)	10,622	225,293

		881,189

Industrial Conglomerates — 1.7%
3M Co.	63,255	4,996,512
General Electric Co.	596,200	8,597,204

		13,593,716

Insurance — 4.4%
ACE Ltd.	100	5,148
Aflac, Inc.	103,700	4,424,879
The Allstate Corp.	21,160	607,927
American International Group, Inc. (a)	10,648	366,717

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	5

Schedule of Investments (continued)	Master Enhanced S&P 500 Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Insurance (concluded)
Aon Corp.	9,800	$363,776
Assurant, Inc.	9,200	319,240
Axis Capital Holdings Ltd.	3,800	112,936
Berkshire Hathaway, Inc. (a)	111,960	8,922,092
Chubb Corp.	37,200	1,860,372
Everest Re Group Ltd.	1,640	115,981
First American Financial Corp.	60,021	761,066
Genworth Financial, Inc., Class A (a)	38,400	501,888
Hartford Financial Services Group, Inc.	30,200	668,326
Lincoln National Corp.	23,800	578,102
Loews Corp.	25,366	844,942
Markel Corp. (a)	170	57,800
Marsh & McLennan Cos., Inc.	41,800	942,590
MetLife, Inc.	78,400	2,960,384
Principal Financial Group, Inc.	28,600	670,384
The Progressive Corp.	75,740	1,417,853
Prudential Financial, Inc.	83,800	4,496,708
Torchmark Corp.	6,500	321,815
The Travelers Cos., Inc.	51,229	2,523,028
UnumProvident Corp.	11,900	258,230
W.R. Berkley Corp.	4,300	113,778
White Mountains Insurance Group, Inc.	180	58,356
XL Capital Ltd., Class A	27,200	435,472

		34,709,790

Internet & Catalog Retail — 0.5%
Amazon.com, Inc. (a)	29,060	3,175,096
Expedia, Inc.	16,600	311,748
Priceline.com, Inc. (a)	3,700	653,198

		4,140,042

Internet Software & Services — 1.3%
AOL, Inc. (a)	34,277	712,619
eBay, Inc. (a)	107,105	2,100,329
Google, Inc., Class A (a)	16,691	7,426,660
Sohu.com, Inc. (a)	5,540	227,639
WebMD Health Corp., Class A (a)	1,260	58,502

		10,525,749

Leisure Equipment & Products — 0.0%
Eastman Kodak Co. (a)	21,000	91,140
Mattel, Inc.	2,700	57,132

		148,272

Life Sciences Tools & Services — 0.9%
Millipore Corp. (a)	43,986	4,691,107
PerkinElmer, Inc.	9,200	190,164
Thermo Fisher Scientific, Inc. (a)	43,735	2,145,202

		7,026,473

Common Stocks	Shares	Value

Machinery — 1.5%
Caterpillar, Inc.	95,850	$5,757,709
Cummins, Inc.	7,600	494,988
Danaher Corp.	47,796	1,774,187
Deere & Co.	10,510	585,197
Dover Corp.	1,900	79,401
Eaton Corp.	12,200	798,368
Flowserve Corp.	4,500	381,600
Illinois Tool Works, Inc.	47,763	1,971,657
Lincoln Electric Holdings, Inc.	1,110	56,599
PACCAR, Inc.	25	997
Parker Hannifin Corp.	1,000	55,460
Timken Co.	4,180	108,638

		12,064,801

Media — 3.9%
CBS Corp., Class B	53,248	688,497
CTC Media, Inc.	7,420	107,145
Comcast Corp., Class A	156,528	2,718,891
Comcast Corp., Special Class A	74,571	1,225,201
DIRECTV, Class A (a)	111,925	3,796,496
Discovery Communications, Inc., Class C (a)	9,939	307,413
Gannett Co., Inc.	18,600	250,356
Madison Square Garden, Inc. (a)	115,683	2,275,485
Meredith Corp.	3,000	93,390
The New York Times Co., Class A (a)	9,000	77,850
News Corp., Class A	144,700	1,730,612
Omnicom Group, Inc.	33,620	1,153,166
Scripps Networks Interactive	54,400	2,194,496
Time Warner Cable, Inc.	8,760	456,221
Time Warner, Inc.	179,188	5,180,325
Viacom, Inc., Class B	130,780	4,102,569
Walt Disney Co.	139,307	4,388,170

		30,746,283

Metals & Mining — 0.6%
AK Steel Holding Corp.	8,600	102,512
Alcoa, Inc.	264,100	2,656,846
Cliffs Natural Resources, Inc.	11,250	530,550
Freeport-McMoRan Copper & Gold, Inc., Class B	8	473
Gerdau Ameristeel Corp. (a)	84,861	924,985
Titanium Metals Corp. (a)	6,400	112,576
United States Steel Corp.	11,500	443,325

		4,771,267

Multi-Utilities — 1.5%
Ameren Corp.	38,200	908,014
CenterPoint Energy, Inc.	27,900	367,164
DTE Energy Co.	92,625	4,224,626
NSTAR	3,350	117,250
NiSource, Inc.	22,015	319,218
PG&E Corp.	11,350	466,485
Public Service Enterprise Group, Inc.	36,300	1,137,279

See Notes to Financial Statements.

6	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Enhanced S&P 500 Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Multi-Utilities (concluded)
SCANA Corp.	17,940	$641,534
Sempra Energy	11,450	535,746
TECO Energy, Inc.	224,100	3,377,187

		12,094,503

Multiline Retail — 1.2%
Family Dollar Stores, Inc.	95,500	3,599,395
JCPenney Co., Inc.	7,500	161,100
Kohl’s Corp. (a)	22,900	1,087,750
Macy’s, Inc.	33,600	601,440
Nordstrom, Inc.	1,500	48,285
Sears Holdings Corp. (a)	29,700	1,920,105
Target Corp.	41,370	2,034,163

		9,452,238

Office Electronics — 0.1%
Xerox Corp.	106,182	853,703

Oil, Gas & Consumable Fuels — 8.9%
Anadarko Petroleum Corp.	101,390	3,659,165
Apache Corp.	12,780	1,075,948
Chevron Corp.	166,052	11,268,289
ConocoPhillips	170,530	8,371,318
Devon Energy Corp.	29,530	1,798,968
Exxon Mobil Corp.	396,784	22,644,448
Hess Corp.	13,275	668,263
Marathon Oil Corp.	169,900	5,282,191
Mariner Energy, Inc. (a)	75,100	1,613,148
Massey Energy Co.	7,400	202,390
Murphy Oil Corp.	15,200	753,160
Noble Energy, Inc.	1,400	84,462
Occidental Petroleum Corp.	71,204	5,493,389
Peabody Energy Corp.	2,160	84,521
Pioneer Natural Resources Co.	58,800	3,495,660
QEP Resources, Inc. (a)	15,000	462,450
Spectra Energy Corp.	14,472	290,453
Valero Energy Corp.	185,723	3,339,299
Williams Cos., Inc.	20,100	367,428

		70,954,950

Paper & Forest Products — 0.2%
International Paper Co.	71,200	1,611,256
MeadWestvaco Corp.	12,800	284,160

		1,895,416

Personal Products — 0.4%
The Estée Lauder Cos., Inc., Class A	60,900	3,393,957

Pharmaceuticals — 5.9%
Abbott Laboratories	112,400	5,258,072
Allergan, Inc.	16,112	938,685
Bristol-Myers Squibb Co.	114,560	2,857,126
Eli Lilly & Co.	94,429	3,163,372
Forest Laboratories, Inc. (a)	139,300	3,820,999
Johnson & Johnson	220,584	13,027,691

Common Stocks	Shares	Value

Pharmaceuticals (concluded)
Merck & Co, Inc.	244,932	$8,565,272
Mylan, Inc. (a)	3,100	52,824
Pfizer, Inc.	668,438	9,531,926

		47,215,967

Professional Services — 0.4%
Equifax, Inc.	27,390	768,563
Robert Half International, Inc.	112,900	2,658,795

		3,427,358

Real Estate Investment Trusts (REITs) — 0.8%
Apartment Investment & Management Co., Class A	9,145	177,139
AvalonBay Communities, Inc.	2	187
Boston Properties, Inc.	3,300	235,422
Equity Residential	2,700	112,428
HCP, Inc.	8,500	274,125
Health Care REIT, Inc.	11,497	484,254
Host Marriott Corp.	14,735	198,628
Kimco Realty Corp.	231,401	3,110,029
ProLogis	37,500	379,875
Public Storage	10,004	879,451
Ventas, Inc.	145	6,808
Vornado Realty Trust	4,840	353,078

		6,211,424

Real Estate Management & Development — 0.0%
CB Richard Ellis Group, Inc. (a)	21,300	289,893

Road & Rail — 0.2%
Norfolk Southern Corp.	27,200	1,442,960

Semiconductors & Semiconductor Equipment — 2.2%
Advanced Micro Devices, Inc. (a)	44,600	326,472
Analog Devices, Inc.	5,400	150,444
Broadcom Corp., Class A	34,200	1,127,574
Intel Corp.	467,510	9,093,069
LSI Corp. (a)	51,500	236,900
Micron Technology, Inc. (a)	67,200	570,528
Texas Instruments, Inc.	121,500	2,828,520
Xilinx, Inc.	130,380	3,293,399

		17,626,906

Software — 3.3%
CA, Inc.	71,270	1,311,368
Intuit, Inc. (a)	4,820	167,591
Microsoft Corp.	600,220	13,811,062
Novell, Inc. (a)	72,386	411,153
Oracle Corp.	330,000	7,081,800
Sybase, Inc. (a)	27,843	1,800,328
Symantec Corp. (a)	98,000	1,360,240

		25,943,542

Specialty Retail — 1.6%
Bed Bath & Beyond, Inc. (a)	77,620	2,878,150
CarMax, Inc. (a)	19,100	380,090

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	7

Schedule of Investments (continued)	Master Enhanced S&P 500 Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Specialty Retail (concluded)
The Gap, Inc.	14,900	$289,954
Home Depot, Inc.	145,150	4,074,360
Limited Brands, Inc.	21,100	465,677
Lowe’s Cos., Inc.	114,000	2,327,880
Office Depot, Inc. (a)	21,500	86,860
RadioShack Corp.	9,800	191,198
Ross Stores, Inc.	10,740	572,335
Staples, Inc.	9,500	180,975
TJX Cos., Inc.	19,400	813,830
Urban Outfitters, Inc. (a)	8,000	275,120

		12,536,429

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	13,100	478,805
Nike, Inc., Class B	38,800	2,620,940
Polo Ralph Lauren Corp.	10,320	752,947

		3,852,692

Tobacco — 1.1%
Altria Group, Inc.	16,033	321,301
Lorillard, Inc.	19,900	1,432,402
Philip Morris International, Inc.	159,233	7,299,241

		9,052,944

Trading Companies & Distributors — 0.0%
W.W. Grainger, Inc.	2,120	210,834

Wireless Telecommunication Services — 0.6%
American Tower Corp., Class A (a)	83,200	3,702,400
Sprint Nextel Corp. (a)	142,100	602,504
Telephone & Data Systems, Inc.	3,720	113,051

		4,417,955

Total Common Stocks – 93.8%		746,804,480

Exchange-Traded Funds

SPDR Trust, Series 1	117,195	12,096,868

Total Exchange-Traded Funds – 1.5%		12,096,868

Warrants (d)

Automobiles — 0.1%
Ford Motor Co. (Expires 1/01/13)	281,054	876,888

Total Warrants – 0.1%		876,888

Total Long-Term Investments (Cost – $705,382,502) – 95.4%		759,778,236

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.21% (c)(e)	36,083,640	$36,083,640

Total Short-Term Securities (Cost – $36,083,640) – 4.5%		36,083,640

Total Investments (Cost – $741,466,142*) – 99.9%		795,861,876

Other Assets Less Liabiliites – 0.1%		1,523,269

Net Assets – 100.0%		$797,385,145

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$789,833,156

Gross unrealized appreciation	$45,021,994
Gross unrealized depreciation	(38,993,224)

Net unrealized appreciation	$6,028,720

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

See Notes to Financial Statements.

8	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Enhanced S&P 500 Series

(c)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased	Shares Held at June 30, 2010	Value at June 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	34,580,758	1,502,882[1]	36,083,640	$36,083,640	$28,292
The PNC Financial Services Group, Inc	15,798	—	15,798	$892,587	$3,160

[1] Represents net shares purchased.

(d)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(e)	Represents the current yield as of report date.

•	Financial futures contracts purchased as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation

193	S&P 500 Index	September 2010	$ 50,718,893	$ (1,185,443)

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	9

Schedule of Investments (concluded)	Master Enhanced S&P 500 Series

The following tables summarize the inputs used as of June 30, 2010 in determining the fair valuation of the Series’ investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$759,778,236	—	—	$759,778,236
Short-Term Securities	36,083,640	—	—	36,083,640

Total	$795,861,876	—	—	$795,861,876

[1] See above Schedule of Investments for values in each industry.

Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:
Equity contracts	$(1,185,443)	—	—	$(1,185,443)

[2]	Derivative financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

10	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Statement of Assets and Liabilities	Master Enhanced S&P 500 Series

June 30, 2010 (Unaudited)

Assets

Investments at value - unaffiliated (cost - $704,542,695)	$758,885,649
Investments at value - affiliated (cost - $36,923,447)	36,976,227
Foreign currency at value (cost - $3,379)	3,134
Contributions receivable from investors	353,000
Investments sold receivable	5,761,320
Dividends receivable	1,037,336
Prepaid expenses	45,034

Total assets	803,061,700

Liabilities

Investments purchased payable	5,206,617
Margin variation payable	411,837
Investment advisory fees payable	4,249
Other affiliates payable	4,203
Directors’ fees payable	783
Other accrued expenses payable	48,866

Total liabilities	5,676,555

Net Assets	$797,385,145

Net Assets Consist of

Investor’s capital	$744,175,100
Net unrealized appreciation/depreciation	53,210,045

Net Assets	$797,385,145

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	11

Statement of Operations	Master Enhanced S&P 500 Series

Six Months Ended June 30, 2010 (Unaudited)

Investment Income

Dividends - unaffiliated	$8,765,537
Foreign taxes withheld	(4,583)
Dividends - affiliated	31,452

Total income	8,792,406

Expenses

Accounting services	89,043
Investment advisory	43,995
Professional	42,348
Custodian	38,044
Directors	11,324
Printing	4,313
Miscellaneous	11,367

Total expenses	240,434
Less fees waived by advisor	(15,890)

Total expenses after fees waived	224,544
Fees paid indirectly	(1,834)

Total expenses after fees paid indirectly	222,710

Net investment income	8,569,696

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	31,212,751
Financial futures contracts	(3,172,840)

28,039,911

Net change in unrealized appreciation/depreciation on:
Investments	(85,919,309)
Financial futures contracts	(1,602,959)
Foreign currency transactions	(540)

(87,522,808)

Total realized and unrealized loss	(59,482,897)

Net Decrease in Net Assets Resulting from Operations	$(50,913,201)

See Notes to Financial Statements.

12	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Statements of Changes in Net Assets	Master Enhanced S&P 500 Series

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Operations

Net investment income	$8,569,696	$16,093,121
Net realized gain (loss)	28,039,911	(15,575,443)
Net change in unrealized appreciation/depreciation	(87,522,808)	188,645,677

Net increase (decrease) in net assets resulting from operations	(50,913,201)	189,163,355

Capital Transactions

Proceeds from contributions	808,272,706	302,421,814
Value of withdrawals	(829,563,293)	(64,100,407)

Net increase (decrease) in net assets derived from capital transactions	(21,290,587)	238,321,407

Net Assets

Total increase (decrease) in net assets	(72,203,788)	427,484,762
Beginning of period	869,588,933	442,104,171

End of period	$797,385,145	$869,588,933

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	13

Financial Highlights	Master Enhanced S&P 500 Series

	Six Months Ended June 30, 2010 (Unaudited)

		Year Ended December 31,

		2009	2008	2007	2006	2005

Total Investment Return

Total investment return	(6.00)%[1]	26.62%	(36.39)%	5.67%	15.64%	5.66%

Ratios to Average Net Assets

Total expenses	0.06%[2]	0.07%	0.08%	0.06%	0.06%	0.06%

Total expenses after fees waived	0.05%[2]	0.06%	0.08%	0.06%	0.06%	0.06%

Total expenses after fees waived and before fees paid indirectly	0.05%[2]	0.06%	0.08%	0.06%	0.06%	0.06%

Net investment income	1.97%[2]	2.38%	2.30%	1.89%	2.13%	1.79%

Supplemental Data

Net assets, end of period (000)	$797,385	$869,589	$442,104	$635,222	$591,181	$512,701

Portfolio turnover	69%	150%	206%	196%	179%	177%

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

14	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Notes to Financial Statements (Unaudited)	Master Enhanced S&P 500 Series

1. Organization and Significant Accounting Policies:

Master Enhanced S&P 500 Series (the “Series”), a non-diversified open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: The Series’ policy is to fair value its financial instruments at market value using independent dealers or pricing services selected under the supervision of the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Foreign Currency Transactions: The Series’ books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the date the transactions are entered into. Generally, when the US dollar rises in value against foreign currency, the Series investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Series reports foreign currency related transactions as components of realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either delivers collateral or segregates assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Series. Therefore, no federal income tax provision is required.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2009. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Other: Expenses directly related to the Series are charged to that Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	15

Notes to Financial Statements (continued)	Master Enhanced S&P 500 Series

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange. Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is minimal because of the protection against defaults by the exchange on which they trade.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Instruments Categorized by Risk Exposure:

Fair Value of Derivative Instruments as of June 30, 2010

Liability Derivatives

	Statement of Assets and Liabilities Location	Value

Equity contracts	Net unrealized appreciation/depreciation*	$1,185,443

*

Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations

Six Months Ended June 30, 2010

Net Realized Loss from

Financial Futures Contracts

Equity contracts	$(3,172,840)

Net Change in Unrealized Appreciation/Depreciation on

Financial Futures Contracts

Equity contracts	$(1,602,959)

For the six months ended June 30, 2010, the average quarterly balance of outstanding derivative financial instruments was as follows:

Financial futures contracts:
Average number of contracts purchased	190
Average notional value of contracts purchased	$52,246,509

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Series for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the average daily value of the Series’ net assets.

The Manager voluntarily agreed to waive its advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its advisory fees by the amount of investment advisory fees paid through its investment in other affiliated investment companies, if any. This amount is shown as fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the six months ended June 30, 2010, the Series reimbursed the Manager $8,751 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended June 30, 2010, were $497,927,428 and $517,542,915, respectively.

16	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Notes to Financial Statements (concluded)	Master Enhanced S&P 500 Series

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2010. The Series may borrow under the credit agreement to fund shareholder redemptions. The Series paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount which was allocated to the Series based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Series’ pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations, and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Series did not borrow under the credit agreement during the six months ended June 30, 2010.

6. Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail or be unable to perform its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer credit and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer credit and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series Statement of Assets and Liabilities, less any collateral held by the Series.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	17

MASTER ENHANCED S&P 500 SERIES

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

          The Board of Directors (the “Board,” and the members of which are referred to as “Board Members”) of the Quantitative Master Series LLC (the “Master LLC”) met on April 20, 2010 and May 18-19, 2010 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of Master Enhanced S&P 500 Series (the “Portfolio”), a series of the Master LLC. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”), with respect to the Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

          The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master LLC as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also has one ad hoc committee, the Joint Product Pricing Committee, which consists of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who are not “interested persons” of their respective funds.

The Agreements

          Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Portfolio by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

          From time to time throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against an applicable benchmark, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio for services, such as marketing and distribution and fund accounting; (c) Portfolio operating expenses; (d) the resources devoted to and compliance reports relating to the Portfolio’s investment objective, policies and restrictions, (e) the Master LLC’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, closed-end fund and institutional account product channels; and (l) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

          The Approval Process: Prior to the April 20, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to periodically review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Portfolio fees and expenses as compared with a peer group of funds as determined by Lipper (collectively, “Peers”), and the gross investment performance of the Portfolio as compared with its benchmark index; (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Portfolio to BlackRock; and (f) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

          At an in-person meeting held on April 20, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 20, 2010 meeting, the Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 18-19, 2010 Board meeting.

18	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

MASTER ENHANCED S&P 500 SERIES

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

          At an in-person meeting held on May 18-19, 2010, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Portfolio, each for a one-year term ending June 30, 2011. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Portfolio; (d) economies of scale; and (e) other factors deemed relevant by the Board Members.

          The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Portfolio shares, services related to the valuation and pricing of portfolio holdings of the Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A.	Nature, Extent and Quality of the Services Provided by BlackRock

          The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared Portfolio performance to the performance of the Standard & Poor’s® 500 Index, its benchmark index. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio’s portfolio management team discussing Portfolio performance and the Portfolio’s investment objective, strategies and outlook.

          The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to the Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

          In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolio. BlackRock and its affiliates and significant shareholders provide the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Portfolio with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B.	The Investment Performance of the Portfolio and BlackRock

          The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. In preparation for the April 20, 2010 meeting, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to its benchmark index. The Board regularly reviews the performance of the Portfolio throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

          The Board noted that, in general, the Portfolio performed better than its benchmark index in that the Portfolio’s gross performance was at or above the performance of its benchmark index in each of the one-, three- and five-year periods reported.

          C.          Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Portfolio

          The Board, including the Independent Board Members, reviewed the Portfolio’s contractual advisory fee rate compared with the other funds in its Lipper category. It also compared the Portfolio’s actual management fees to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	19

MASTER ENHANCED S&P 500 SERIES

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Portfolio and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

          The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information was available, the Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

          In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

          The Board noted that the Portfolio’s contractual advisory fee rate was lower than or equal to the median contractual advisory fee rate paid by the Portfolio’s Peers, in each case before taking into account any expense reimbursements or fee waivers.

D.	Economies of Scale

          The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase. The Board also considered the extent to which the Portfolio benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Portfolio.

E.	Other Factors Deemed Relevant by the Board Members

          The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Portfolio, including for administrative and distribution services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain mutual fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock completed the acquisition of a complex of exchange-traded funds (“ETFs”) on December 1, 2009, and that BlackRock’s funds may invest in such ETFs without any offset against the management fees payable by the funds to BlackRock.

          In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

          The Board noted the competitive nature of the open-end fund marketplace, and that shareholders of a fund are able to redeem their shares if they believe that the fund’s fees and expenses are too high or if they are dissatisfied with the performance of the fund.

20	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

MASTER ENHANCED S&P 500 SERIES

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Conclusion

          The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC, with respect to the Portfolio, for a one-year term ending June 30, 2011 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Portfolio, for a one-year term ending June 30, 2011. As part of its approval, the Board considered the detailed review of BlackRock’s fee structure, as it applies to the Portfolio, being conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Portfolio and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	21

Officers and Directors	Master Enhanced S&P 500 Series

Ronald W. Forbes, Co-Chair of the Board and Director
Rodney D. Johnson, Co-Chair of the Board and Director
David O. Beim, Director
Dr. Matina Horner, Director
Herbert I. London, Director and Member of the Audit Committee
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chair of the Audit Committee and Director
Frederick W. Winter, Director and Member of the Audit Committee
Richard S. Davis, Director
Henry Gabbay, Director
Anne Ackerley, President and Chief Executive Officer
Richard Hoerner, CFA, Vice President
Jeffrey Holland, CFA, Vice President
Brendan Kyne, Vice President
Simon Mendelson, Vice President
Brian Schmidt, Vice President
Christopher Stavrakos, CFA, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodian
JPMorgan Chase Bank
Brooklyn, NY 11245

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Series’ form N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at http://www.blackrock.com; and (2) on the SEC’s website at http://www.sec.gov.

22	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Master Enhanced Small Cap Series of Quantitative Master Series LLC
Semi-Annual Report, June 30, 2010 (Unaudited)

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•

For the six months ended June 30, 2010, Master Enhanced Small Cap Series (the “Series”) of Quantitative Master Series LLC returned (2.11)%, underperforming the benchmark Standard & Poor’s (S&P) SmallCap 600 Index, which returned (0.88)% for the same period. Stock-selection strategies detracted from performance, while arbitrage strategies added to returns.

Describe the market environment.

•

At the beginning of 2010, we expected to see a modest cyclical recovery. For the first four months of the year, the cyclical recovery did dominate, but over the past two months, structural problems (especially those in Europe) began to win out, and risk assets (including US equities) have struggled. Financial markets took a dramatic turn in late April, as investor sentiment became dominated by concerns over the European sovereign debt crisis, some less-positive economic data and uncertainty over financial regulatory reform in the United States. Volatility levels moved noticeably higher over the past several months, and investors embarked on a renewed “flight to quality,” abandoning risk assets such as stocks in favor of safer alternatives, most notably US Treasury bonds and gold.

• In the United States, the Dow Jones Industrial Average fell 5.00%, the S&P 500 declined 6.65% and the Nasdaq Composite lost 6.63%, while the S&P SmallCap 600 Index fell only 0.88%.

•

Within the benchmark S&P SmallCap 600 Index, six of the 10 sectors posted negative returns for the period. Telecommunication services and materials were the largest detractors from performance at (6.19)% and (11.98)%, respectively. Meanwhile, consumer discretionary and consumer staples posted the best gains at 6.76% and 3.94%, respectively.

Describe recent portfolio activity.

•

During the six-month period, as changes were made to the composition of the S&P SmallCap 600 Index, the Series purchased and sold securities to maintain its objective of tracking the risks and return of the benchmark. We continued to use our quantitative stock-selection and stock-substitution strategies in an effort to generate returns above those offered by the Index.

Describe portfolio positioning at period end.

• The Series remains positioned to match the risk characteristics of its benchmark, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be forecast of future events and are no guarantee of future results.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	1

Portfolio Information as of June 30, 2010	Master Enhanced Small Cap Series

Sector Allocation	Percent of Long-Term Investments

Financials	19%
Information Technology	19
Industrials	17
Consumer Discretionary	14
Health Care	14
Energy	6
Utilities	4
Materials	3
Consumer Staples	3
Telecommunication Services	1

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Series may invest in various derivative instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or equity risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Series’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment, may result in lower dividends paid to shareholders or may cause the Series to hold a security that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

2	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments June 30, 2010 (Unaudited)	Master Enhanced Small Cap Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 2.7%
AAR Corp. (a)(b)	31,100	$520,614
American Science & Engineering, Inc.	1,800	137,178
Applied Signal Technology, Inc.	19,700	387,105
Cubic Corp.	16,500	600,270
Curtiss-Wright Corp.	9,200	267,168
Esterline Technologies Corp. (a)	21,000	996,450
GenCorp, Inc. (a)	20,100	88,038
Moog, Inc., Class A (a)	11,525	371,451
Orbital Sciences Corp. (a)	26,100	411,597
Stanley, Inc. (a)	5,300	198,114
Teledyne Technologies, Inc. (a)	26,300	1,014,654
Triumph Group, Inc.	400	26,652

		5,019,291

Air Freight & Logistics — 0.5%
HUB Group, Inc., Class A (a)	29,700	891,297

Airlines — 0.5%
Allegiant Travel Co.	6,750	288,158
SkyWest, Inc.	45,600	557,232

		845,390

Auto Components — 0.2%
Drew Industries, Inc. (a)	7,100	143,420
Spartan Motors, Inc.	15,200	63,840
Standard Motor Products, Inc.	8,500	68,595
Superior Industries International, Inc.	10,800	145,152

		421,007

Automobiles — 0.2%
Winnebago Industries, Inc. (a)	33,300	331,002

Biotechnology — 1.2%
Arqule, Inc. (a)	27,200	116,960
Cubist Pharmaceuticals, Inc. (a)	26,700	550,020
Emergent Biosolutions, Inc. (a)	7,600	124,184
Martek Biosciences Corp. (a)	31,200	739,752
Myrexis, Inc. (a)	50,100	188,376
Regeneron Pharmaceuticals, Inc. (a)	19,300	430,776
Savient Pharmaceuticals, Inc. (a)	12,450	156,870

		2,306,938

Building Products — 1.4%
A.O. Smith Corp.	18,600	896,334
Aaon, Inc.	20	466
Apogee Enterprises, Inc.	29,000	314,070
Gibraltar Industries, Inc. (a)	13,900	140,390
Griffon Corp. (a)	16	177
NCI Building Systems, Inc. (a)	5,200	43,524
Quanex Building Products Corp.	19,875	343,639
Simpson Manufacturing Co., Inc.	16,300	400,165
Universal Forest Products, Inc.	13,000	394,030

		2,532,795

Common Stocks	Shares	Value

Capital Markets — 0.8%
Investment Technology Group, Inc. (a)	30,080	$483,085
Piper Jaffray Cos. (a)	7,600	244,872
SWS Group, Inc.	6,770	64,315
Stifel Financial Corp. (a)	16,900	733,291

		1,525,563

Chemicals — 1.6%
A. Schulman, Inc.	14,700	278,712
American Vanguard Corp.	6,800	53,924
Arch Chemicals, Inc.	12,200	375,028
Calgon Carbon Corp. (a)	27,600	365,424
H.B. Fuller Co.	24,600	467,154
OM Group, Inc. (a)	23,300	555,938
Penford Corp. (a)	4,300	27,864
PolyOne Corp. (a)	42,700	359,534
Quaker Chemical Corp.	3,500	94,815
Stepan Co.	3,400	232,662
Zep, Inc.	10,000	174,400

		2,985,455

Commercial Banks — 5.3%
Boston Private Financial Holdings, Inc.	24,600	158,178
City Holding Co.	7,200	200,736
Columbia Banking System, Inc.	14,700	268,422
Community Bank System, Inc.	17,000	374,510
East-West Bancorp, Inc.	68,320	1,041,880
First BanCorp, Puerto Rico (a)	100	53
First Commonwealth Financial Corp.	20,400	107,100
First Financial Bancorp	17,500	261,625
First Financial Bankshares, Inc.	9,600	461,664
First Midwest Bancorp, Inc.	8,100	98,496
Glacier Bancorp, Inc.	28,400	416,628
Hancock Holding Co.	11,900	396,984
Hanmi Financial Corp. (a)	100	126
Independent Bank Corp./MA	9,800	241,864
Nara Bancorp, Inc. (a)	37,000	311,910
National Penn Bancshares, Inc.	12,100	72,721
Old National Bancorp	10,100	104,636
Pinnacle Financial Partners, Inc. (a)	14,900	191,465
PrivateBancorp, Inc.	27,250	301,930
S&T Bancorp, Inc.	10,500	207,480
Signature Bank (a)	18,700	710,787
Simmons First National Corp., Class A	19,400	509,444
The South Financial Group, Inc.(a)	100	27
Sterling Bancorp	4,700	42,300
Sterling Bancshares, Inc.	101,400	477,594
Susquehanna Bancshares, Inc.	56,900	473,977
Tompkins Trustco, Inc.	3,080	116,270
UMB Financial Corp.	14,500	515,620
Umpqua Holdings Corp.	78,300	898,884
United Community Banks, Inc. (a)	29,800	117,710

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	3

Schedule of Investments (continued)	Master Enhanced Small Cap Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Commercial Banks (concluded)
Whitney Holding Corp.	8,900	$82,325
Wilshire Bancorp, Inc.	45,700	399,875
Wintrust Financial Corp.	12,600	420,084

		9,983,305

Commercial Services & Supplies — 2.5%
ABM Industries, Inc. (b)	4,400	92,180
ATC Technology Corp. (a)	20,450	329,654
Bowne & Co., Inc.	9,292	104,256
Consolidated Graphics, Inc. (a)	11,900	514,556
G&K Services, Inc., Class A	22,200	458,430
The Geo Group, Inc. (a)	13,400	278,050
Healthcare Services Group, Inc.	20,100	380,895
Interface, Inc., Class A	54,600	586,404
Mobile Mini, Inc. (a)	4,700	76,516
SYKES Enterprises, Inc. (a)	28,600	406,978
The Standard Register Co.	20,700	64,998
Tetra Tech, Inc. (a)	14,400	282,384
United Stationers, Inc. (a)	16,500	898,755
Viad Corp.	7,200	127,080

		4,601,136

Communications Equipment — 2.1%
Arris Group, Inc. (a)	80,401	819,286
Bel Fuse, Inc.	7,200	118,872
Black Box Corp.	18,500	515,965
Blue Coat Systems, Inc. (a)	17,300	353,439
Comtech Telecommunications Corp. (a)	5,030	150,548
DG FastChannel, Inc. (a)	2,300	74,934
Digi International, Inc. (a)	25,400	210,058
EMS Technologies, Inc. (a)	4,600	69,092
Harmonic, Inc. (a)	31,600	171,904
NETGEAR, Inc. (a)	27,600	492,384
Network Equipment Technologies, Inc. (a)	21,400	74,686
PC-Tel, Inc. (a)	13,000	65,520
Symmetricom, Inc. (a)	65,900	335,431
Tekelec (a)	11,400	150,936
Tollgrade Communications, Inc. (a)	8,100	51,030
Viasat, Inc. (a)	6,280	204,477

		3,858,562

Computers & Peripherals — 0.5%
Avid Technology, Inc. (a)	34,733	442,151
Compellent Technologies, Inc. (a)	9,100	110,292
Hutchinson Technology, Inc. (a)	11,000	47,630
Intermec, Inc. (a)	6,400	65,600
Intevac, Inc. (a)	7,700	82,159
Synaptics, Inc. (a)	6,900	189,750

		937,582

Common Stocks	Shares	Value

Construction & Engineering — 0.9%
Dycom Industries, Inc. (a)	18,890	$161,509
EMCOR Group, Inc. (a)	39,800	922,166
Insituform Technologies, Inc., Class A (a)	30,700	628,736

		1,712,411

Construction Materials — 0.3%
Eagle Materials, Inc.	13,800	357,834
Texas Industries, Inc.	5,100	150,654

		508,488

Consumer Finance — 1.4%
Cash America International, Inc.	22,600	774,502
Ezcorp, Inc. (a)	40,820	757,211
First Cash Financial Services, Inc. (a)	14,000	305,200
Rewards Network, Inc.	6,266	85,656
World Acceptance Corp. (a)	15,700	601,467

		2,524,036

Containers & Packaging — 0.1%
Myers Industries, Inc.	13,040	105,494

Distributors — 0.0%
Audiovox Corp., Class A (a)	8,600	63,210

Diversified Consumer Services — 1.0%
American Public Education, Inc. (a)	8,400	367,080
Capella Education Co. (a)	6,600	536,910
Coinstar, Inc. (a)	4,000	171,880
Hillenbrand, Inc.	31,550	674,854
Pre-Paid Legal Services, Inc. (a)	4,300	195,607

		1,946,331

Diversified Financial Services — 0.0%
Portfolio Recovery Associates, Inc. (a)	1,290	86,146

Diversified Telecommunication Services — 0.2%
Cbeyond Communications, Inc. (a)	11,000	137,500
General Communication, Inc., Class A (a)	24,400	185,196
Neutral Tandem, Inc. (a)	3,330	37,463

		360,159

Electric Utilities — 0.5%
Allete, Inc.	4,500	154,080
El Paso Electric Co. (a)	3,100	59,985
UIL Holdings Corp.	10,200	255,306
Unisource Energy Corp.	16,500	497,970

		967,341

Electrical Equipment — 1.5%
Baldor Electric Co.	7,240	261,219
Belden, Inc.	9,000	198,000
Brady Corp.	36,200	902,104
Encore Wire Corp.	23,700	431,103

See Notes to Financial Statements.

4	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Enhanced Small Cap Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Electrical Equipment (concluded)
II-VI, Inc. (a)	21,400	$634,082
Powell Industries, Inc. (a)	3,800	103,892
Vicor Corp. (a)	14,400	179,856

		2,710,256

Electronic Equipment, Instruments & Components — 4.2%
Agilysys, Inc.	9,300	62,217
Anixter International, Inc. (a)	13,700	583,620
Bell Microproducts, Inc. (a)	900	6,282
Benchmark Electronics, Inc. (a)	46,450	736,232
Brightpoint, Inc. (a)	31,930	223,510
CTS Corp.	41,400	382,536
Checkpoint Systems, Inc. (a)	36,900	640,584
Cogent, Inc. (a)	22,100	199,121
Cognex Corp.	37,800	664,524
DTS, Inc. (a)	3,600	118,332
Daktronics, Inc.	12,000	90,000
Electro Scientific Industries, Inc. (a)	12,600	168,336
Faro Technologies, Inc. (a)	6,300	117,873
Gerber Scientific, Inc. (a)	6,000	32,100
Insight Enterprises, Inc. (a)	21,200	278,992
Littelfuse, Inc. (a)	8,800	278,168
LoJack Corp. (a)	3,400	12,546
MTS Systems Corp.	7,800	226,200
Mercury Computer Systems, Inc. (a)	17,300	202,929
Methode Electronics, Inc.	44,800	436,352
Newport Corp. (a)	13,000	117,780
Plexus Corp. (a)	20,400	545,496
Radisys Corp. (a)	31,600	300,832
Rogers Corp. (a)	8,500	236,045
SYNNEX Corp. (a)	9,400	240,828
ScanSource, Inc. (a)	20,600	513,558
TTM Technologies, Inc. (a)	42,600	404,700
Technitrol, Inc.	19,000	60,040

		7,879,733

Energy Equipment & Services — 3.0%
Bristow Group, Inc. (a)	17,800	523,320
CARBO Ceramics, Inc.	8,100	584,739
Dril-Quip, Inc. (a)	7,300	321,346
Gulf Island Fabrication, Inc.	8,200	127,264
ION Geophysical Corp. (a)	91,800	319,464
Lufkin Industries, Inc.	22,200	865,578
Matrix Service Co. (a)	31,400	292,334
Oil States International, Inc. (a)	30,960	1,225,397
Pioneer Drilling Co. (a)	56,700	321,489
SEACOR Holdings, Inc. (a)	10,760	760,301
Seahawk Drilling, Inc. (a)	12,080	117,418
Tetra Technologies, Inc. (a)	9,150	83,082

		5,541,732

Common Stocks	Shares	Value

Food & Staples Retailing — 1.3%
The Andersons, Inc.	8,500	$277,015
Casey’s General Stores, Inc.	22,700	792,230
Nash Finch Co.	8,000	273,280
Spartan Stores, Inc.	7,200	98,784
United Natural Foods, Inc. (a)	32,200	962,136

		2,403,445

Food Products — 1.1%
Cal-Maine Foods, Inc.	7,400	236,282
Calavo Growers, Inc.	5,000	89,800
Darling International, Inc. (a)	34,674	260,402
Diamond Foods, Inc.	6,500	267,150
Hain Celestial Group, Inc. (a)	5,300	106,901
Lance, Inc.	13,500	222,615
Sanderson Farms, Inc.	2,800	142,072
TreeHouse Foods, Inc. (a)	15,700	716,862

		2,042,084

Gas Utilities — 2.2%
The Laclede Group, Inc.	10,200	337,926
New Jersey Resources Corp.	29,150	1,026,080
Northwest Natural Gas Co.	13,300	579,481
Piedmont Natural Gas Co.	28,600	723,580
South Jersey Industries, Inc.	12,500	537,000
Southwest Gas Corp.	33,100	976,450

		4,180,517

Health Care Equipment & Supplies — 4.0%
ATS Medical, Inc. (a)	148,300	588,751
Align Technology, Inc. (a)	45,200	672,124
American Medical Systems Holdings, Inc. (a)	51,300	1,134,756
Analogic Corp.	5,300	241,203
CONMED Corp. (a)	15,400	286,902
Cantel Medical Corp.	5,500	91,850
The Cooper Cos., Inc.	29,679	1,180,927
Cyberonics, Inc. (a)	12,600	298,368
ev3, Inc. (a)	14,046	314,771
Greatbatch, Inc. (a)	3,700	82,547
Haemonetics Corp. (a)	5,300	283,656
ICU Medical, Inc. (a)	5,900	189,803
Integra LifeSciences Holdings Corp. (a)	8,100	299,700
Invacare Corp.	27,600	572,424
Kensey Nash Corp. (a)	5,300	125,663
Meridian Bioscience, Inc.	9,315	158,355
Natus Medical, Inc. (a)	10,700	174,303
Osteotech, Inc. (a)	1,200	3,804
Palomar Medical Technologies, Inc. (a)	6,500	72,735
SonoSite, Inc. (a)	13,000	352,430
SurModics, Inc. (a)	8,100	132,921
West Pharmaceutical Services, Inc.	6,100	222,589

		7,480,582

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	5

Schedule of Investments (continued)	Master Enhanced Small Cap Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Providers & Services — 5.6%
AMERIGROUP Corp. (a)	12,100	$393,008
AMN Healthcare Services, Inc. (a)	11,500	86,020
Air Methods Corp. (a)	12,400	368,900
Almost Family, Inc. (a)	2,950	103,044
Amedisys, Inc. (a)	12,000	527,640
Amsurg Corp. (a)	29,700	529,254
Catalyst Health Solutions, Inc. (a)	18,900	652,050
Centene Corp. (a)	36,500	784,750
Chemed Corp.	2,600	142,064
Corvel Corp. (a)	3,500	118,265
Cross Country Healthcare, Inc. (a)	10,600	95,294
Genoptix, Inc. (a)	3,480	59,856
Gentiva Health Services, Inc. (a)	25,400	686,054
HMS Holdings Corp. (a)	7,100	384,962
Hanger Orthopedic Group, Inc. (a)	14,900	267,604
HealthSpring, Inc. (a)	20,350	315,629
Healthways, Inc. (a)	15,600	185,952
IPC The Hospitalist Co., Inc. (a)	30	753
inVentiv Health, Inc. (a)	32,500	832,000
LHC Group, Inc. (a)	5,800	160,950
Landauer, Inc.	3,600	219,168
MWI Veterinary Supply, Inc. (a)	5,700	286,482
Magellan Health Services, Inc. (a)	26,140	949,405
MedCath Corp. (a)	3,900	30,654
Molina Healthcare, Inc. (a)	11,840	340,992
PSS World Medical, Inc. (a)	27,495	581,519
PharMerica Corp. (a)	26,500	388,490
Psychiatric Solutions, Inc. (a)	12,609	412,566
RehabCare Group, Inc. (a)	19,600	426,888
Res-Care, Inc. (a)	11,900	114,954

		10,445,167

Health Care Technology — 0.7%
Computer Programs & Systems, Inc.	3,070	125,624
Eclipsys Corp. (a)	32,639	582,280
Inter Allscripts - Misys Healthcare Solutions, Inc. (a)	3,720	59,892
Omnicell, Inc. (a)	12,400	144,956
Phase Forward, Inc. (a)	2,400	40,032
Quality Systems, Inc.	7,030	407,670

		1,360,454

Hotels, Restaurants & Leisure — 2.7%
BJ’s Restaurants, Inc. (a)	8,800	207,680
Biglari Holdings, Inc. (a)	565	162,099
Buffalo Wild Wings, Inc. (a)	8,300	303,614
CEC Entertainment, Inc. (a)	20,200	712,252
CKE Restaurants, Inc.	67,453	845,186
California Pizza Kitchen, Inc. (a)	8,400	127,260
Cracker Barrel Old Country Store, Inc.	1,500	69,840
Interval Leisure Group, Inc. (a)	37,700	469,365
Jack in the Box, Inc. (a)	18,600	361,770

Common Stocks	Shares	Value

Hotels, Restaurants & Leisure (concluded)
O’Charleys, Inc. (a)	8,600	$45,580
P.F. Chang’s China Bistro, Inc.	10,100	400,465
Papa John’s International, Inc. (a)	26,500	612,680
Peet’s Coffee & Tea, Inc. (a)	4,900	192,423
Pinnacle Entertainment, Inc. (a)	4,200	39,732
Ruby Tuesday, Inc. (a)	30,000	255,000
Ruth’s Hospitality Group, Inc. (a)	100	418
Shuffle Master, Inc. (a)	28,900	231,489
Texas Roadhouse, Inc., Class A (a)	5,600	70,672

		5,107,525

Household Durables — 0.8%
Blyth, Inc.	2,890	98,462
Ethan Allen Interiors, Inc.	1,000	13,990
Helen of Troy Ltd. (a)	2,400	52,944
Kid Brands, Inc. (a)	10,100	71,003
La-Z-Boy, Inc. (a)	23,800	176,834
Meritage Homes Corp. (a)	14,600	237,688
National Presto Industries, Inc.	5,900	547,874
Standard-Pacific Corp. (a)	43,200	143,856
Universal Electronics, Inc. (a)	4,600	76,498

		1,419,149

Household Products — 0.3%
Central Garden & Pet Co., Class A (a)	56,850	509,945

IT Services — 2.4%
CACI International, Inc., Class A (a)	14,000	594,720
CSG Systems International, Inc. (a)	18,200	333,606
Ciber, Inc. (a)	100	277
CyberSource Corp. (a)	37,021	945,146
Forrester Research, Inc. (a)	8,200	248,132
Heartland Payment Systems, Inc.	38,600	572,824
Integral Systems, Inc. (a)	8,000	50,800
MAXIMUS, Inc.	8,100	468,747
NCI, Inc., Class A (a)	4,500	101,610
Startek, Inc. (a)	9,500	37,050
TeleTech Holdings, Inc. (a)	30,200	389,278
Wright Express Corp. (a)	27,600	819,720

		4,561,910

Industrial Conglomerates — 0.2%
Standex International Corp.	10,500	266,175
Tredegar Corp.	10,000	163,200

		429,375

Insurance — 3.5%
American Physicians Capital, Inc.	16,866	520,316
Amerisafe, Inc. (a)	27,500	482,625
Delphi Financial Group, Inc., Class A	32,750	799,428
eHealth, Inc. (a)	13,200	150,084
Employers Holdings, Inc.	22,500	331,425
First American Financial Corp.	14,152	179,447
Infinity Property & Casualty Corp.	6,400	295,552

See Notes to Financial Statements.

6	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Enhanced Small Cap Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Insurance (concluded)
National Financial Partners Corp. (a)	19,500	$190,515
Navigators Group, Inc. (a)	1,600	65,808
Presidential Life Corp.	7,200	65,520
Primerica, Inc. (a)	26,377	565,523
ProAssurance Corp. (a)	12,800	726,528
RLI Corp.	13,900	729,889
Safety Insurance Group, Inc.	16,973	628,340
Selective Insurance Group, Inc.	21,482	319,223
Stewart Information Services Corp.	5,800	52,316
Tower Group, Inc.	18,510	398,520

		6,501,059

Internet & Catalog Retail — 0.5%
Blue Nile, Inc. (a)	2,200	103,576
HSN, Inc. (a)	18,200	436,800
Nutrisystem, Inc.	6,100	139,934
PetMed Express, Inc.	10,500	186,900

		867,210

Internet Software & Services — 0.7%
DealerTrack Holdings, Inc. (a)	20,500	337,225
j2 Global Communications, Inc. (a)	20,800	454,272
The Knot, Inc. (a)	10,400	80,912
Perficient, Inc. (a)	11,600	103,356
Stamps.com, Inc. (a)	1,200	12,300
United Online, Inc.	43,300	249,408

		1,237,473

Leisure Equipment & Products — 1.0%
Arctic Cat, Inc. (a)	3,000	27,330
Brunswick Corp.	38,200	474,826
Callaway Golf Co.	31,220	188,569
Nautilus, Inc. (a)	100	152
Polaris Industries, Inc.	10,900	595,358
Pool Corp.	20,500	449,360
RC2 Corp. (a)	10,600	170,766

		1,906,361

Life Sciences Tools & Services — 0.8%
Dionex Corp. (a)	3,200	238,272
Enzo Biochem, Inc. (a)	26	106
Kendle International, Inc. (a)	20,500	236,160
Millipore Corp. (a)	8,397	895,540
Parexel International Corp. (a)	7,100	153,928

		1,524,006

Machinery — 3.3%
Actuant Corp., Class A	28,700	540,421
Albany International Corp., Class A	600	9,714
Astec Industries, Inc. (a)	2,100	58,233
Badger Meter, Inc.	2,600	100,594
Barnes Group, Inc.	17,800	291,742
Briggs & Stratton Corp.	20,800	354,016

Common Stocks	Shares	Value

Machinery (concluded)
CIRCOR International, Inc.	20,300	$519,274
Cascade Corp.	3,000	106,830
Clarcor, Inc.	12,400	440,448
ESCO Technologies, Inc.	8,900	229,175
Federal Signal Corp.	29,600	178,784
John Bean Technologies Corp.	29,002	442,280
Kaydon Corp.	5,458	179,350
Lindsay Manufacturing Co.	900	28,521
Lydall, Inc. (a)	2,800	21,392
Mueller Industries, Inc.	29,200	718,320
Robbins & Myers, Inc.	29,600	643,504
Toro Co.	10,900	535,408
Watts Water Technologies, Inc., Class A	24,700	707,902

		6,105,908

Media — 0.4%
Arbitron, Inc.	5,700	146,091
EW Scripps Co. (a)	13,260	98,522
Lions Gate Entertainment Corp. (a)	9,260	64,635
Live Nation, Inc. (a)	41,240	430,958

		740,206

Metals & Mining — 0.7%
A.M. Castle & Co. (a)	7,700	106,953
AMCOL International Corp.	10,000	235,000
Brush Engineered Materials, Inc. (a)	9,300	185,814
Century Aluminum Co. (a)	9,800	86,534
Gerdau Ameristeel Corp. (a)	19,059	207,743
Metals USA Holdings Corp. (a)	25,000	373,750
Olympic Steel, Inc.	4,150	95,326
RTI International Metals, Inc. (a)	3,100	74,741

		1,365,861

Multi-Utilities — 0.6%
Avista Corp.	23,000	449,190
CH Energy Group, Inc.	6,100	239,364
NorthWestern Corp.	15,150	396,930

		1,085,484

Multiline Retail — 0.2%
Fred’s, Inc.	36,400	402,584
Tuesday Morning Corp. (a)	14,600	58,254

		460,838

Oil, Gas & Consumable Fuels — 2.6%
Holly Corp.	17,800	473,124
Penn Virginia Corp.	19,700	396,167
Petroleum Development Corp. (a)	10,800	276,696
Petroquest Energy, Inc. (a)	62,500	422,500
SM Energy Co.	38,200	1,534,112
Stone Energy Corp. (a)	19,300	215,388
Swift Energy Co. (a)	28,900	777,699
World Fuel Services Corp.	27,400	710,756

		4,806,442

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	7

Schedule of Investments (continued)	Master Enhanced Small Cap Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Paper & Forest Products — 0.7%
Buckeye Technologies, Inc. (a)	17,900	$178,105
Clearwater Paper Corp. (a)	5,200	284,752
Deltic Timber Corp.	300	12,540
Neenah Paper, Inc.	6,800	124,440
Pope & Talbot, Inc. (a)	100	—
Schweitzer-Mauduit International, Inc.	8,900	449,005
Wausau Paper Corp. (a)	46,700	316,159

		1,365,001

Personal Products — 0.1%
Medifast, Inc. (a)	6,400	165,824

Pharmaceuticals — 0.9%
Par Pharmaceutical Cos., Inc. (a)	27,800	721,688
Salix Pharmaceuticals Ltd. (a)	14,900	581,547
ViroPharma, Inc. (a)	32,100	359,841

		1,663,076

Professional Services — 1.1%
Administaff, Inc.	20,100	485,616
CDI Corp.	5,900	91,627
Exponent, Inc. (a)	6,500	212,680
Heidrick & Struggles International, Inc.	7,700	175,714
Kelly Services, Inc., Class A (a)	12,860	191,228
SFN Group, Inc. (a)	23,800	129,948
School Specialty, Inc. (a)	16,500	298,155
TrueBlue, Inc. (a)	39,600	443,124
Volt Information Sciences, Inc. (a)	5,600	47,040

		2,075,132

Real Estate Investment Trusts (REITs) — 6.5%
Acadia Realty Trust	36	606
BioMed Realty Trust, Inc.	73,900	1,189,051
Cedar Shopping Centers, Inc.	20,900	125,818
Colonial Properties Trust	30,900	448,977
DiamondRock Hospitality Co.	66,746	548,652
Eastgroup Properties, Inc.	10,800	384,264
Entertainment Properties Trust	9,750	371,183
Extra Space Storage, Inc.	39,900	554,610
Franklin Street Properties Corp.	34,600	408,626
Healthcare Realty Trust, Inc.	25,400	558,038
Home Properties, Inc.	14,200	639,994
Inland Real Estate Corp.	27,800	220,176
Kilroy Realty Corp.	22,050	655,546
Kite Realty Group Trust	29,300	122,474
LTC Properties, Inc.	23,800	577,626
LaSalle Hotel Properties	29,750	611,957
Lexington Corporate Properties Trust	103,829	624,012
Medical Properties Trust, Inc.	45,000	424,800

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (concluded)
Mid-America Apartment Communities, Inc.	5,300	$272,791
National Retail Properties, Inc.	37,300	799,712
PS Business Parks, Inc.	15,900	886,902
Parkway Properties, Inc.	9,000	131,130
Pennsylvania Real Estate Investment Trust	17,800	217,516
Post Properties, Inc.	22,100	502,333
Sovran Self Storage, Inc.	11,000	378,730
Tanger Factory Outlet Centers, Inc.	9,300	384,834
Urstadt Biddle Properties, Inc., Class A	7,582	122,298

		12,162,656

Real Estate Management & Development — 0.1%
Forestar Group, Inc. (a)	15,100	271,196

Road & Rail — 0.3%
Arkansas Best Corp.	800	16,600
Heartland Express, Inc.	21,133	306,851
Knight Transportation, Inc.	6,700	135,608
Old Dominion Freight Line, Inc. (a)	3,000	105,420

		564,479

Semiconductors & Semiconductor Equipment — 4.9%
Actel Corp. (a)	9,800	125,636
Advanced Energy Industries, Inc. (a)	12,900	158,541
Brooks Automation, Inc. (a)	814	6,292
Cabot Microelectronics Corp. (a)	200	6,918
Cymer, Inc. (a)	12,600	378,504
Cypress Semiconductor Corp. (a)	97,160	975,486
DSP Group, Inc. (a)	46,200	295,218
Diodes, Inc. (a)	13,950	221,387
Exar Corp. (a)	13,700	94,941
FEI Co. (a)	30,900	609,039
Hittite Microwave Corp. (a)	8,800	393,712
Kopin Corp. (a)	19,200	65,088
MKS Instruments, Inc. (a)	39,800	745,056
Micrel, Inc.	14,100	143,538
Microsemi Corp. (a)	23,800	348,194
Pericom Semiconductor Corp. (a)	8,700	83,520
Rudolph Technologies, Inc. (a)	10,800	81,540
Skyworks Solutions, Inc. (a)(b)	98,100	1,647,099
Standard Microsystems Corp. (a)	25,000	582,000
SunPower Corp., Class B (a)	1	11
Supertex, Inc. (a)	6,000	147,960
Tessera Technologies, Inc. (a)	21,000	337,050
TriQuint Semiconductor, Inc. (a)	30,785	188,096
Varian Semiconductor Equipment Associates, Inc. (a)	25,650	735,129
Veeco Instruments, Inc. (a)	22,700	778,156

		9,148,111

See Notes to Financial Statements.

8	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Enhanced Small Cap Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Software — 2.8%
Blackbaud, Inc.	6,500	$141,505
CommVault Systems, Inc. (a)	7,700	173,250
Concur Technologies, Inc. (a)	12,300	524,964
EPIQ Systems, Inc. (a)	15,050	194,597
Ebix, Inc. (a)	300	4,704
Epicor Software Corp. (a)	24,300	194,157
Interactive Intelligence, Inc. (a)	6,000	98,580
JDA Software Group, Inc. (a)	24,700	542,906
Manhattan Associates, Inc. (a)	9,000	247,950
NetScout Systems, Inc. (a)	14,900	211,878
Novell, Inc. (a)	16,061	91,226
Phoenix Technologies Ltd. (a)	16,300	47,107
Progress Software Corp. (a)	18,500	555,555
Smith Micro Software, Inc. (a)	13,300	126,483
Sonic Solutions, Inc. (a)	34,300	286,405
Sybase, Inc. (a)	6,231	402,896
THQ, Inc. (a)	31,300	135,216
Take-Two Interactive Software, Inc. (a)	37,501	337,509
Taleo Corp., Class A (a)	10,600	257,474
Tyler Technologies, Inc. (a)	12,900	200,208
Websense, Inc. (a)	20,400	385,560

		5,160,130

Specialty Retail — 3.9%
Big 5 Sporting Goods Corp.	10,000	131,400
Brown Shoe Co., Inc.	400	6,072
The Buckle, Inc.	20,950	679,199
Cabela’s, Inc., Class A (a)	16,100	227,654
The Cato Corp., Class A	28,550	628,671
The Children’s Place Retail Stores, Inc. (a)	11,600	510,632
Christopher & Banks Corp.	16,650	103,064
The Finish Line, Inc., Class A	25,500	355,215
Genesco, Inc. (a)	20,600	541,986
Group 1 Automotive, Inc. (a)	11,200	263,536
Gymboree Corp. (a)	12,900	550,959
Hibbett Sports, Inc. (a)	11,800	282,728
Jo-Ann Stores, Inc. (a)	12,300	461,373
Jos. A. Bank Clothiers, Inc. (a)	7,525	406,275
Lithia Motors, Inc., Class A	9,500	58,710
Lumber Liquidators Holdings, Inc. (a)	7,350	171,475
MarineMax, Inc. (a)	6,400	44,416
Men’s Wearhouse, Inc.	22,500	413,100
Midas, Inc. (a)	6,500	49,855
Monro Muffler, Inc.	8,340	329,680
OfficeMax, Inc. (a)	39,200	511,952
The Pep Boys - Manny, Moe & Jack	18,200	161,252
Sonic Automotive, Inc. (a)	17,800	152,368
Stage Stores, Inc.	17,625	188,235
Stein Mart, Inc. (a)	12,100	75,383
Zale Corp. (a)	2,300	3,634

		7,308,824

Common Stocks	Shares	Value

Textiles, Apparel & Luxury Goods — 2.7%
Carter’s, Inc. (a)	27,700	$727,125
Crocs, Inc. (a)	39,600	418,968
Deckers Outdoor Corp. (a)	3,500	500,045
Iconix Brand Group, Inc. (a)	54,500	783,165
Liz Claiborne, Inc. (a)	38,500	162,470
Maidenform Brands, Inc. (a)	10,800	219,888
Movado Group, Inc. (a)	28,400	303,312
Oxford Industries, Inc.	15,000	313,950
Perry Ellis International, Inc. (a)	4,700	94,940
Quiksilver, Inc. (a)	42,600	157,620
Skechers U.S.A., Inc., Class A (a)	14,300	522,236
True Religion Apparel, Inc. (a)	210	4,635
Unifirst Corp.	5,600	246,512
Wolverine World Wide, Inc.	24,450	616,629

		5,071,495

Thrifts & Mortgage Finance — 0.4%
Brookline Bancorp, Inc.	3,400	30,192
Dime Community Bancshares, Inc.	18,900	233,037
TrustCo Bank Corp. NY	77,200	432,320

		695,549

Tobacco — 0.1%
Alliance One International, Inc. (a)	41,300	147,028

Trading Companies & Distributors — 1.1%
Applied Industrial Technologies, Inc.	19,425	491,841
Kaman Corp., Class A	10,300	227,836
Watsco, Inc.	21,890	1,267,869

		1,987,546

Water Utilities — 0.1%
American States Water Co.	2,100	69,594
Southwest Water Co.	20,000	209,600

		279,194

Wireless Telecommunication Services — 0.4%
NTELOS Holdings Corp.	14,000	240,800
USA Mobility, Inc.	45,400	586,568

		827,368

Total Common Stocks – 94.3%		176,078,270

Exchange-Traded Fund

iShares S&P SmallCap 600 Index Fund (c)	38,161	2,066,036

Total Exchange-Traded Fund – 1.1%		2,066,036

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	9

Schedule of Investments (continued)	Master Enhanced Small Cap Series
(Percentages shown are based on Net Assets)

Rights	Shares	Value

Commercial Banks – 0.00%
Hanmi Financial Corp. (Expires 7/12/10)	100	$6

Total Rights – 0.0%		6

Total Long-Term Investments (Cost – $160,224,102) – 95.4%		178,144,312

Short-Term Securities

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.20% (c)(d)	8,882,951	8,882,951

Total Short-Term Securities (Cost – $8,882,951) – 4.7%		8,882,951

Total Investments (Cost – $169,107,053*) – 100.1%		187,027,263
Liabilities in Excess of Other Assets – (0.1)%		(254,751)

Net Assets – 100.0%		$186,772,512

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$173,525,302

Gross unrealized appreciation	$26,076,725
Gross unrealized depreciation	(12,574,764)

Net unrealized appreciation	$13,501,961

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(c)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased	Shares Sold		Shares Held at June 30, 2010	Value at June 30, 2010	Realized Gain	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	10,906,103	—	2,023,152	[1]	8,882,951	$8,882,951	—	$7,228
iShares S&P Small Cap 600 Index Fund	33,197	101,320	96,356		38,161	$2,066,036	$368,655	$7,811

	[1]	Net shares sold.

(d)	Represents the current yield as of report date.

See Notes to Financial Statements.

10	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments (concluded)	Master Enhanced Small Cap Series

•	Financial futures contracts purchased as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation

208	Russell 2000 MINI	September 2010	$12,867,422	$(225,181)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of June 30, 2010 in determining the fair valuation of the Series’ investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$178,144,312	$6	—	$178,144,312
Short-Term Securities	8,882,951	—	—	8,882,951

Total	$187,027,263	$6	—	$187,027,263

[1]	See above Schedule of Investments for values in each industry.

Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:
Equity contracts	$(225,181)	—	—	$(225,181)

[2]	Derivative financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	11

Statement of Assets and Liabilities	Master Enhanced Small Cap Series

June 30, 2010 (Unaudited)

Assets

Investments at value - unaffiliated (cost - $158,046,066)	$176,078,276
Investments at value - affiliated (cost - $11,060,987)	10,948,987
Investments sold receivable	449,616
Dividends receivable	153,594
Other assets	3,947
Prepaid expenses	33,036

Total assets	187,667,456

Liabilities

Investments purchased payable	447,800
Bank overdraft	253,305
Margin variation payable	115,080
Withdrawals payable to investors	48,683
Investment advisory fees payable	1,064
Other affiliates payable	939
Directors’ fees payable	468
Other accrued expenses payable	27,605

Total liabilities	894,944

Net Assets	$186,772,512

Net Assets Consist of

Investor’s capital	$169,077,483
Net unrealized appreciation/depreciation	17,695,029

Net Assets	$186,772,512

See Notes to Financial Statements.

12	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Statement of Operations	Master Enhanced Small Cap Series

Six Months Ended June 30, 2010 (Unaudited)

Investment Income

Dividends - unaffiliated	$823,307
Dividends - affiliated	15,039

Total income	838,346

Expenses

Professional	26,581
Accounting services	19,785
Investment advisory	10,039
Custodian	5,816
Directors	3,952
Printing	3,512
Miscellaneous	4,650

Total expenses	74,335
Less fees waived by advisor	(4,077)

Total expenses after fees waived	70,258

Net investment income	768,088

Realized and Unrealized Gain (Loss)

Net realized gain from:
Investments - unaffiliated	3,909,466
Investments - affiliated	368,655
Financial futures contracts	137,202

4,415,323

Net change in unrealized appreciation/depreciation on
Investments	(8,069,361)
Financial futures contracts	(608,911)

(8,678,272)

Total realized and unrealized loss	(4,262,949)

Net Decrease in Net Assets Resulting from Operations	$(3,494,861)

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	13

Statements of Changes in Net Assets	Master Enhanced Small Cap Series

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Operations

Net investment income	$768,088	$1,317,163
Net realized gain (loss)	4,415,323	(15,056,108)
Net change in unrealized appreciation/depreciation	(8,678,272)	51,211,368

Net increase (decrease) in net assets resulting from operations	(3,494,861)	37,472,423

Capital Transactions

Proceeds from contributions	18,140,600	33,249,594
Value of withdrawals	(21,805,732)	(32,915,582)

Net increase (decrease) in net assets derived from capital transactions	(3,665,132)	334,012

Net Assets

Total increase (decrease) in net assets	(7,159,993)	37,806,435
Beginning of period	193,932,505	156,126,070

End of period	$186,772,512	$193,932,505

See Notes to Financial Statements.

14	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Financial Highlights	Master Enhanced Small Cap Series

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,

		2009	2008	2007	2006	2005

Total Investment Return

Total investment return	(2.11)%[1]	24.68%	(32.88)%	(1.12)%	15.23%	7.45%

Ratios to Average Net Assets

Total expenses	0.07%[2]	0.08%	0.09%	0.07%	0.06%	0.07%

Total expenses after fees waived	0.07%[2]	0.08%	0.09%	0.07%	0.06%	0.07%

Net investment income	0.77%[2]	0.83%	1.34%	1.28%	0.99%	1.10%

Supplemental Data

Net assets, end of period (000)	$186,773	$193,933	$156,126	$248,102	$253,963	$232,181

Portfolio turnover	19%	88%	183%	158%	160%	121%

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	June 30, 2010	15

Notes to Financial Statements (Unaudited)	Master Enhanced Small Cap Series

1. Organization and Significant Accounting Policies:

Master Enhanced Small Cap Series (the “Series”), a non-diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation: The Series’ policy is to fair value its financial instruments at market value using independent dealers or pricing services selected under the supervision of the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either delivers collateral or segregates assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series’ is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2009. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Other: Expenses directly related to the Series are charged to that Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and to economically hedge, or protect, its exposure to certain risks, such as equity risk. These contracts may be transacted on an exchange. Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument, or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is minimal because of the protection against defaults by the exchange on which they trade.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securites (equity risk). Financial futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or yield. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves

16	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Notes to Financial Statements (continued)	Master Enhanced Small Cap Series

the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Instruments Categorized by Risk Exposure:

Fair Values of Derivative Instruments as of June 30, 2010

Liability Derivatives

	Statement of Assets and Liabilities Location	Value

Equity contracts	Net unrealized appreciation/depreciation*	$ 225,181

* Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations

Six Months Ended June 30, 2010

Net Realized Gain from

Financial futures contracts

Equity contracts	$ 137,202

Net Change in Unrealized Appreciation/Depreciation on

Financial futures contracts

Equity contracts	$ (608,911)

For the six months ended June 30, 2010, the average quarterly balance of outstanding derivative financial instruments was as follows:

Financial futures contracts:

Average number of contracts purchased	191

Average notional value of contracts purchased	$12,303,068

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Series for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the average daily value of the Series’ net assets.

The Manager voluntarily agreed to waive its advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds; however, the Manager does not waive its advisory fees by the amount of investment advisory fees paid through its investment in other affiliated investment companies, if any. This amount is shown as fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the six months ended June 30, 2010, the Series reimbursed the Manager $1,863 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended June 30, 2010, were $35,941,747 and $36,146,681, respectively.

5. Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

6. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2010. The Series may borrow under the credit agreement to fund shareholder redemptions. The Series paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount which was

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	17

Notes to Financial Statements (concluded)	Master Enhanced Small Cap Series

allocated to the Series based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Series’ pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations, and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Series did not borrow under the credit agreement during the six months ended June 30, 2010.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

18	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Master Enhanced Small Cap Series

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

          The Board of Directors (the “Board,” and the members of which are referred to as “Board Members”) of the Quantitative Master Series LLC (the “Master LLC”) met on April 20, 2010 and May 18-19, 2010 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of Master Enhanced Small Cap Series (the “Portfolio”), a series of the Master LLC. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”), with respect to the Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

          The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master LLC as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also has one ad hoc committee, the Joint Product Pricing Committee, which consists of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who are not “interested persons” of their respective funds.

The Agreements

          Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Portfolio by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

          From time to time throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against an applicable benchmark, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio for services, such as marketing and distribution and fund accounting; (c) Portfolio operating expenses; (d) the resources devoted to and compliance reports relating to the Portfolio’s investment objective, policies and restrictions, (e) the Master LLC’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, closed-end fund and institutional account product channels; and (l) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

          The Approval Process: Prior to the April 20, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to periodically review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Portfolio fees and expenses as compared with a peer group of funds as determined by Lipper (collectively, “Peers”), and the gross investment performance of the Portfolio as compared with its benchmark index; (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Portfolio to BlackRock; and (f) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

          At an in-person meeting held on April 20, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 20, 2010 meeting, the Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 18-19, 2010 Board meeting.

           At an in-person meeting held on May 18-19, 2010, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Portfolio, each for a one-year term ending June 30, 2011. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	19

Master Enhanced Small Cap Series

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

by BlackRock; (b) the investment performance of the Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Portfolio; (d) economies of scale; and (e) other factors deemed relevant by the Board Members.

          The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Portfolio shares, services related to the valuation and pricing of portfolio holdings of the Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

          A. Nature, Extent and Quality of the Services Provided by BlackRock

          The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared Portfolio performance to the performance of the Standard & Poor’s® Smallcap 600 Index, its benchmark index. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio’s portfolio management team discussing Portfolio performance and the Portfolio’s investment objective, strategies and outlook.

          The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to the Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

          In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolio. BlackRock and its affiliates and significant shareholders provide the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Portfolio with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

          B. The Investment Performance of the Portfolio and BlackRock

          The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. In preparation for the April 20, 2010 meeting, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to its benchmark index. The Board regularly reviews the performance of the Portfolio throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

          The Board noted that the Portfolio’s gross performance was below its benchmark index in each of the one-, three- and five-year periods reported. The Board and BlackRock reviewed the reasons for the Portfolio’s underperformance during these periods compared with its benchmark index. The Board was informed that, among other things, stock selection detracted from performance.

          The Board and BlackRock discussed BlackRock’s strategy for improving the Portfolio’s performance and BlackRock’s commitment to providing the resources necessary to assist the Portfolio’s portfolio managers and to improve the Portfolio’s performance.

          C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Portfolio

          The Board, including the Independent Board Members, reviewed the Portfolio’s contractual advisory fee rate compared with the other funds in its Lipper category. It also compared the Portfolio’s actual management fees to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

          The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock’s profitability with respect to the

20	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Master Enhanced Small Cap Series

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Portfolio and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

          The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information was available, the Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

          In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

          The Board noted that the Portfolio’s contractual advisory fee rate was lower than or equal to the median contractual advisory fee rate paid by the Portfolio’s Peers, in each case before taking into account any expense reimbursements or fee waivers.

          D. Economies of Scale

          The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase. The Board also considered the extent to which the Portfolio benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Portfolio.

          E. Other Factors Deemed Relevant by the Board Members

          The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Portfolio, including for administrative and distribution services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain mutual fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock completed the acquisition of a complex of exchange-traded funds (“ETFs”) on December 1, 2009, and that BlackRock’s funds may invest in such ETFs without any offset against the management fees payable by the funds to BlackRock.

          In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

          The Board noted the competitive nature of the open-end fund marketplace, and that shareholders of a fund are able to redeem their shares if they believe that the fund’s fees and expenses are too high or if they are dissatisfied with the performance of the fund.

Conclusion

          The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC, with respect to the Portfolio, for a one-year term ending June 30, 2011 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Portfolio, for a one-year term ending June 30, 2011. As part of its approval, the Board considered the detailed review of BlackRock’s fee structure, as it applies to the Portfolio, being conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Portfolio and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	21

Master Enhanced Small Cap Series

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

22	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Master Enhanced Small Cap Series

Officers and Directors

Ronald W. Forbes, Co-Chair of the Board and Director
Rodney D. Johnson, Co-Chair of the Board and Director
David O. Beim, Director
Dr. Matina Horner, Director
Herbert I. London, Director and Member of the Audit Committee
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chair of the Audit Committee and Director
Frederick W. Winter, Director and Member of the Audit Committee
Richard S. Davis, Director
Henry Gabbay, Director
Anne Ackerley, President and Chief Executive Officer
Richard Hoerner, CFA, Vice President
Jeffrey Holland, CFA, Vice President
Brendan Kyne, Vice President
Simon Mendelson, Vice President
Brian Schmidt, Vice President
Christopher Stavrakos, CFA, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodian
JPMorgan Chase Bank
Brooklyn, NY 11245

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Series’ form N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at http://www.blackrock.com; and (2) on the SEC’s website at http://www.sec.gov.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	23

Master Extended Market Index Series of Quantitative Master Series LLC
Semi-Annual Report, June 30, 2010 (Unaudited)

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•

During the six months ended June 30, 2010, Master Extended Market Index Series (the “Series”) of Quantitative Master Series LLC returned (0.91)%, outperforming the benchmark Dow Jones US Completion Total Stock Market Index, which returned (0.97)% for the same period.

Describe the market environment.

•

At the beginning of 2010, we expected to see a modest cyclical recovery. For the first four months of the year, the cyclical recovery did dominate, but over the past two months, structural problems (especially those in Europe) began to win out, and risk assets (including US equities) have struggled. Financial markets took a dramatic turn in late April, as investor sentiment became dominated by concerns over the European sovereign debt crisis, some less positive economic data and uncertainty over financial regulatory reform in the United States. Volatility levels moved noticeably higher over the past several months, and investors embarked on a renewed “flight to quality,” abandoning risk assets such as stocks in favor of safer alternatives, most notably U.S. Treasury bonds and gold.

• In the United States, the Dow Jones Industrial Average fell 5.00%, the S&P 500 declined 6.65%, and the Nasdaq Composite lost 6.63%.

Describe recent portfolio activity.

•

During the six-month period, as changes were made to the composition of the Dow Jones U.S. Completion Total Stock Market Index (the Dow Jones Wilshire 4500 Index prior to May 31, 2009), the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

• The Series engaged in futures contracts for purposes of gaining equity exposure on the Series’ cash balance, which did not have a material impact on performance.

Describe portfolio positioning at period end.

• The Series remains positioned to match the risk characteristics of its benchmark, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be forecast of future events and are no guarantee of future results.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	1

Master Extended Market Index Series

Portfolio Information as of June 30, 2010

Sector Allocation	Percent of Long-Term Investments

Financials	21%
Industrials	18
Consumer Services	13
Technology	12
Health Care	11
Consumer Goods	8
Oil & Gas	6
Basic Materials	5
Utilities	4
Telecommunications	2

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Series may invest in various derivative instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or equity risk. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Series’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment, may result in lower dividends paid to shareholders or may cause the Series to hold a security that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

2	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments June 30, 2010 (Unaudited)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 1.2%
AAR Corp. (a)	4,300	$71,982
Aerosonic Corp. (a)	200	588
AeroVironment, Inc. (a)	2,900	63,017
Alliant Techsystems, Inc. (a)	4,562	283,118
American Defense Systems, Inc. (a)	13,400	3,216
Applied Energetics, Inc. (a)(b)	13,532	13,938
Applied Signal Technology, Inc.	3,100	60,915
Argon ST, Inc. (a)	2,800	96,012
Arotech Corp. (a)	3,320	4,847
Astronics Corp. (a)	1,304	21,333
Astrotech Corp. (a)	2,934	3,638
Aviation General, Inc. (a)	1,200	—
BE Aerospace, Inc. (a)	13,200	335,676
Ceradyne, Inc. (a)	4,475	95,631
Cubic Corp.	1,800	65,484
Curtiss-Wright Corp.	5,000	145,200
Ducommun, Inc.	1,600	27,360
Esterline Technologies Corp. (a)	3,700	175,565
Force Protection, Inc. (a)	8,800	36,080
GenCorp, Inc. (a)	10,600	46,428
Hawk Corp., Class A (a)	800	20,360
Heico Corp., Class A	3,328	89,690
Herley Industries, Inc. (a)	1,408	20,078
Hexcel Corp. (a)	11,475	177,977
ICx Technologies, Inc. (a)	4,000	29,200
Innovative Solutions & Support, Inc. (a)	3,261	14,348
Kratos Defense & Security Solutions, Inc. (a)	1,563	16,412
LMI Aerospace, Inc. (a)	2,600	41,002
Ladish Co., Inc. (a)	2,500	56,800
Mantech International Corp., Class A (a)	2,195	93,441
Moog, Inc., Class A (a)	4,886	157,476
Orbital Sciences Corp. (a)	7,300	115,121
RBC Bearings, Inc. (a)	2,400	69,576
Smith & Wesson Holding Corp. (a)	11,500	47,035
Spirit Aerosystems Holdings, Inc., Class A (a)	12,000	228,720
Sturm Ruger & Co., Inc.	4,400	63,052
Taser International, Inc. (a)	10,930	42,627
Teledyne Technologies, Inc. (a)	4,800	185,184
TransDigm Group, Inc.	5,100	260,253
Triumph Group, Inc.	2,400	159,912
VSE Corp.	1,000	31,820

		3,470,112

Alternative Energy — 0.1%
Akeena Solar, Inc. (a)(b)	2,600	1,756
Ascent Solar Technologies, Inc. (a)	1,500	4,095
BioFuel Energy Corp. (a)	4,600	5,934
DayStar Technologies, Inc. (a)	412	416
Ener1, Inc. (a)(b)	8,500	28,730
Energy Conversion Devices, Inc. (a)(b)	5,758	23,608

Common Stocks	Shares	Value

Alternative Energy (concluded)
Evergreen Solar, Inc. (a)(b)	16,600	$11,321
FuelCell Energy, Inc. (a)(b)	11,800	13,924
GT Solar International, Inc. (a)(b)	6,314	35,358
Green Plains Renewable Energy (a)	1,913	19,551
GreenHunter Energy, Inc. (a)	300	276
Hoku Corp. (a)	2,900	9,686
Ocean Power Technologies, Inc. (a)	2,700	13,986
Pacific Ethanol, Inc. (a)	15,500	9,920
Plug Power, Inc. (a)	19,907	9,157
Raser Technologies, Inc. (a)	4,700	2,750
STR Holdings, Inc. (a)	4,674	87,871
SunPower Corp., Class A (a)(b)	9,550	115,555
SunPower Corp., Class B (a)	3,173	34,268
Verenium Corp. (a)	3,090	7,262

		435,424

Automobiles & Parts — 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	8,046	58,977
Amerigon, Inc. (a)	4,600	33,948
BorgWarner, Inc. (a)	14,700	548,898
Cooper Tire & Rubber Co.	6,900	134,550
Dana Holding Corp. (a)	17,126	171,260
Dorman Products, Inc. (a)	1,519	30,881
Exide Technologies (a)	6,887	35,812
Federal-Mogul Corp., Class A (a)	3,120	40,622
Fuel Systems Solutions, Inc. (a)(b)	2,160	56,052
Gentex Corp.	18,990	341,440
LKQ Corp. (a)	18,280	352,439
Lear Corp. (a)	5,719	378,598
LoJack Corp. (a)	3,489	12,875
Modine Manufacturing Co. (a)	5,205	39,974
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	31,112	16,676
Shiloh Industries, Inc. (a)	400	3,384
Standard Motor Products, Inc.	4,500	36,315
Stoneridge, Inc. (a)	1,700	12,903
Strattec Security Corp. (a)	900	19,890
Superior Industries International, Inc.	3,110	41,799
TRW Automotive Holdings Corp. (a)	10,362	285,680
Tenneco, Inc. (a)	8,037	169,259
Titan International, Inc.	6,875	68,544
U.S. Auto Parts Network, Inc. (a)	3,832	22,992
United Capital Corp. (a)	600	14,646
WABCO Holdings, Inc. (a)	8,600	270,728

		3,199,142

Banks — 5.3%
1st Source Corp.	1,510	25,549
1st United BanCorp., Inc. (a)	2,518	18,532
Abington Bancorp, Inc.	2,400	20,928
Alliance Financial Corp.	500	13,900
Ameriana Bancorp	200	838
American National Bankshares, Inc.	600	12,834

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	3

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Banks (continued)
Ameris Bancorp	2,528	$24,420
Ames National Corp.	700	13,678
Anchor Bancorp Wisconsin, Inc. (a)	2,600	1,170
Arrow Financial Corp.	1,205	27,835
Associated Banc-Corp.	23,359	286,381
Astoria Financial Corp.	12,250	168,560
Atlantic Coast Federal Corp. (a)	434	1,298
BCSB Bancorp, Inc. (a)	631	6,247
BOK Financial Corp.	3,426	162,632
Bancfirst Corp.	1,000	36,490
The Bancorp, Inc. (a)	3,400	26,622
Bancorp of New Jersey, Inc.	1,300	15,977
Bancorp Rhode Island, Inc.	900	23,580
BancorpSouth, Inc.	9,164	163,852
BancTrust Financial Group, Inc. (a)	3,818	14,127
Bank Mutual Corp.	5,900	33,512
Bank of Granite Corp. (a)	2,778	3,195
Bank of Hawaii Corp. (c)	6,700	323,945
Bank of Marin Bancorp	500	15,965
Bank of the Ozarks, Inc. (c)	2,500	88,675
BankAtlantic Bancorp, Inc. (a)	7,368	10,315
BankFinancial Corp.	2,200	18,282
Banner Corp.	2,500	4,950
Bar Harbor Bankshares	500	12,485
Beneficial Mutual Bancorp, Inc. (a)	4,000	39,520
Berkshire Bancorp, Inc. (a)	300	1,500
Berkshire Hills Bancorp, Inc.	1,700	33,116
BofI Holding, Inc. (a)	2,300	32,476
Boston Private Financial Holdings, Inc.	11,400	73,302
Bridge Bancorp, Inc.	1,100	26,708
Brookline Bancorp, Inc.	10,299	91,455
Bryn Mawr Bank Corp.	700	11,746
CFS Bancorp, Inc.	2,640	12,830
CVB Financial Corp. (b)	15,275	145,112
California First National Bancorp	600	7,404
Camco Financial Corp. (a)	894	2,244
Camden National Corp.	800	21,976
Cape Bancorp, Inc. (a)	200	1,430
Capital Bank Corp.	3,637	11,820
Capital City Bank Group, Inc.	1,745	21,603
Capitol Bancorp Ltd. (a)	1,820	2,311
Capitol Federal Financial	2,767	91,754
CapitalSource, Inc.	36,416	173,340
Cardinal Financial Corp.	4,200	38,808
Carrollton Bancorp	210	1,138
Cascade Bancorp (a)	2,975	1,428
Cascade Financial Corp. (a)	2,391	1,136
Cathay General Bancorp	10,522	108,692
Center Bancorp, Inc.	3,015	22,854
Center Financial Corp. (a)	4,612	23,752
Centerstate Banks, Inc.	2,705	27,293
Central Pacific Financial Corp. (a)(b)	4,555	6,833
Century Bancorp, Inc., Class A	900	19,836

Common Stocks	Shares	Value

Banks (continued)
Charter Financial Corp.	500	$4,950
Chemical Financial Corp.	2,947	64,186
Chicopee Bancorp, Inc. (a)	600	7,026
Citizens & Northern Corp.	1,629	17,430
Citizens Banking Corp. (a)	69,785	59,317
Citizens South Banking Corp.	2,496	12,979
City Holding Co.	2,900	80,852
City National Corp.	5,735	293,804
Clifton Savings Bancorp, Inc.	980	8,477
CoBiz Financial, Inc.	4,417	29,108
Colony Bankcorp, Inc. (a)	750	4,500
Columbia Banking System, Inc.	4,630	84,544
Comm Bancorp, Inc.	100	1,750
Commerce Bancshares, Inc.	9,324	335,571
Community Bank System, Inc.	5,500	121,165
Community Trust Bancorp, Inc.	1,580	39,658
Cullen/Frost Bankers, Inc.	7,540	387,556
Danvers Bancorp, Inc.	3,700	53,465
Dime Community Bancshares, Inc.	3,900	48,087
Doral Financial Corp. (a)	677	1,652
ESB Financial Corp.	629	8,208
ESSA Bancorp, Inc.	2,400	29,544
Eagle Bancorp, Inc. (a)	1,991	23,454
East-West Bancorp, Inc.	18,169	277,077
Eastern Virginia Bankshares, Inc.	300	1,953
Emclaire Financial Corp.	100	1,555
Encore Bancshares, Inc. (a)	1,700	16,813
Enterprise Financial Services Corp.	2,700	26,028
F.N.B. Corp.	12,873	103,370
FNB United Corp. (a)	2,022	1,618
Farmers Capital Bank Corp.	1,981	10,004
Financial Institutions, Inc.	1,900	33,744
First Bancorp, Inc.	1,187	15,585
First Bancorp, North Carolina	1,800	26,082
First BanCorp, Puerto Rico (a)(b)	16,800	8,904
First Busey Corp.	7,921	35,882
First Chester County Corp.	800	6,912
First Citizens Banc Corp	1,258	5,661
First Citizens BancShares, Inc., Class A	683	131,361
First Commonwealth Financial Corp.	9,100	47,775
First Community Bancshares, Inc.	1,828	26,853
First Defiance Financial Corp.	1,300	11,622
First Federal Bancshares of Arkansas, Inc.	1,515	3,939
First Financial Bancorp	8,810	131,709
First Financial Bankshares, Inc.	2,166	104,163
First Financial Corp.	1,288	33,243
First Financial Holdings, Inc.	1,400	16,030
First Financial Northwest, Inc.	3,100	12,276
First Financial Service Corp.	358	2,592
First M&F Corp.	1,106	4,358
First Merchants Corp.	3,244	27,509
First Midwest Bancorp, Inc.	10,375	126,160

See Notes to Financial Statements.

4	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Banks (continued)
First Niagara Financial Group, Inc.	27,592	$345,728
The First of Long Island Corp.	400	10,284
First Place Financial Corp.	2,994	8,982
First Security Group, Inc.	1,076	2,066
First South Bancorp, Inc.	1,000	10,610
First State Bancorp. (a)(b)	3,300	1,023
First United Corp.	700	2,730
FirstMerit Corp.	12,639	216,506
Flagstar BanCorp, Inc. (a)	4,279	13,436
Flushing Financial Corp.	2,950	36,078
Fox Chase BanCorp, Inc. (a)	1,711	16,372
Fulton Financial Corp.	25,411	245,216
HMN Financial, Inc. (a)	1,094	5,011
German American Bancorp, Inc.	1,061	16,233
Glacier Bancorp, Inc.	9,856	144,588
Great Southern Bancorp, Inc.	1,100	22,341
Greene County Bancshares, Inc. (a)	2,027	25,885
Guaranty Bancorp (a)	5,400	5,724
Hampton Roads Bankshares, Inc. (a)	4,404	3,303
Hancock Holding Co.	4,200	140,112
Hanmi Financial Corp. (a)(b)	14,356	18,089
Hawthorn Bancshares, Inc.	270	3,231
Heartland Financial USA, Inc.	1,700	29,376
Heritage Commerce Corp. (a)	2,744	9,741
Heritage Financial Corp. (a)	960	14,371
Home Bancorp, Inc. (a)	1,000	12,910
Home Bancshares, Inc.	2,808	64,050
Home Federal Bancorp, Inc.	1,800	22,734
Hudson Valley Holding Corp.	1,549	35,813
IBERIABANK Corp.	3,200	164,736
Independent Bank Corp./MA	2,313	57,085
Independent Bank Corp./MI	6,490	2,460
Indiana Community Bancorp	1,100	13,145
Integra Bank Corp. (a)(b)	5,814	4,419
International Bancshares Corp.	6,434	107,383
Intervest Bancshares Corp. (a)	2,439	13,293
Investors Bancorp, Inc. (a)	5,678	74,495
Jefferson Bancshares, Inc.	2,346	9,314
Kearny Financial Corp.	2,300	21,068
Lakeland Bancorp, Inc.	2,600	22,152
Lakeland Financial Corp.	3,200	63,936
Legacy Bancorp, Inc./MA	1,700	14,994
Louisiana Bancorp, Inc. (a)	600	8,406
MB Financial, Inc.	7,530	138,477
Macatawa Bank Corp. (a)	3,239	3,887
MainSource Financial Group, Inc.	2,301	16,498
Malvern Federal Bancorp, Inc.	1,200	10,032
Mercantile Bank Corp.	3,570	19,171
Merchants Bancshares, Inc.	550	12,221
Metro Bancorp, Inc. (a)	1,518	18,732
Mid Penn Bancorp, Inc.	115	1,035
MidwestOne Financial Group, Inc.	900	13,932
MutualFirst Financial, Inc.	300	2,010
NASB Financial, Inc.	400	6,060

Common Stocks	Shares	Value

Banks (continued)
NBT Bancorp, Inc.	3,990	$81,476
Nara Bancorp, Inc. (a)	6,000	50,580
National Bankshares, Inc.	572	13,860
National Penn Bancshares, Inc.	20,227	121,564
New York Community Bancorp, Inc. (b)	56,041	855,746
NewAlliance Bancshares, Inc.	13,500	151,335
Newbridge Bancorp (a)	4,304	15,107
North Valley Bancorp (a)	3,289	7,236
Northern States Financial Corp. (a)	300	675
Northfield Bancorp, Inc.	2,200	28,556
Northwest Bancshares, Inc.	7,900	90,613
Norwood Financial Corp.	157	3,964
OceanFirst Financial Corp.	4,400	53,108
Ohio Valley Banc Corp.	875	14,411
Old National Bancorp	12,721	131,790
Old Second Bancorp, Inc.	4,286	8,572
Oriental Financial Group	3,894	49,298
Oritani Financial Corp.	2,100	21,000
Orrstown Financial Service, Inc.	688	15,225
PAB Bankshares, Inc. (a)	1,688	1,587
PVF Capital Corp. (a)	5,166	9,712
Pacific Capital Bancorp (a)	12,210	8,791
Pacific Continental Corp.	1,953	18,495
PacWest Bancorp	4,561	83,512
Pamrapo Bancorp, Inc. (a)	1,000	7,050
Park National Corp. (b)	1,364	88,715
Parkvale Financial Corp.	500	4,190
Peapack-Gladstone Financial Corp.	906	10,600
Penns Woods Bancorp, Inc.	800	24,336
Peoples Bancorp, Inc.	1,095	15,877
Peoples Bancorp of North Carolina, Inc.	363	1,753
Peoples Financial Corp.	1,000	10,600
Pinnacle Financial Partners, Inc. (a)	5,842	75,070
Popular, Inc. (a)	91,739	245,861
Porter Bancorp, Inc.	1,035	13,062
Preferred Bank (a)	4,683	9,787
Premierwest Bancorp (a)	840	336
PrivateBancorp, Inc.	8,727	96,695
Prosperity Bancshares, Inc.	6,700	232,825
Provident Financial Holdings, Inc.	500	2,400
Provident Financial Services, Inc.	9,789	114,433
Provident New York Bancorp	4,803	42,507
Prudential Bancorp, Inc. of Pennsylvania	1,400	8,344
Pulaski Financial Corp.	1,000	6,450
Renasant Corp.	2,475	35,516
Republic Bancorp, Inc., Class A	1,448	32,435
Republic First Bancorp, Inc. (a)	1,946	3,795
Riverview Bancorp, Inc. (a)	1,650	4,043
Rockville Financial, Inc.	1,300	15,483
Rodman & Renshaw Capital Group, Inc. (a)	5,100	14,586

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	5

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Banks (continued)
Roma Financial Corp.	900	$9,774
Rome Bancorp, Inc.	2,000	18,040
Royal Bancshares of Pennsylvania, Class A (a)	1,265	3,795
S&T Bancorp, Inc. (b)	3,000	59,280
SCBT Financial Corp.	1,399	49,273
SVB Financial Group (a)	5,805	239,340
SY Bancorp, Inc.	1,310	30,104
Sandy Spring Bancorp, Inc.	2,910	40,769
Santander BanCorp (a)	703	8,886
Savannah Bancorp, Inc.	188	1,835
Seacoast Banking Corp. of Florida (a)(b)	13,205	17,563
Shore Bancshares, Inc.	850	10,124
Sierra Bancorp	1,388	15,962
Signature Bank (a)	6,000	228,060
Simmons First National Corp., Class A	2,800	73,528
Smithtown Bancorp, Inc.	5,200	15,496
The South Financial Group, Inc. (a)	49,735	13,553
Southside Bancshares, Inc.	1,822	35,784
Southwest Bancorp, Inc.	4,200	55,818
Southwest Georgia Financial Corp.	132	1,320
State Bancorp, Inc.	1,425	13,537
StellarOne Corp.	2,425	30,967
Sterling Bancorp	2,605	23,445
Sterling Bancshares, Inc.	14,925	70,297
Sterling Financial Corp. (a)	12,643	6,954
Suffolk Bancorp	1,200	37,128
Summit Financial Group, Inc. (a)	785	1,892
Sun Bancorp, Inc. (a)	2,109	7,930
Superior Bancorp (a)	2,362	4,559
Susquehanna Bancshares, Inc.	15,590	129,865
Synovus Financial Corp. (b)	56,427	143,325
TCF Financial Corp.	17,090	283,865
TF Financial Corp.	100	2,180
TFS Financial Corp.	10,500	130,305
Teche Holding Co.	200	5,620
Texas Capital Bancshares, Inc. (a)	6,200	101,680
Tompkins Trustco, Inc.	915	34,541
Tower Bancorp, Inc.	600	13,134
Towne Bank (b)	3,457	50,196
Trico Bancshares	1,600	27,088
TrustCo Bank Corp. NY	8,360	46,816
Trustmark Corp.	8,200	170,724
UMB Financial Corp.	3,920	139,395
Umpqua Holdings Corp.	13,466	154,590
Union First Market Bankshares Corp.	2,099	25,734
United Bancorp, Inc.	336	2,792
United Bankshares, Inc. (b)	6,700	160,398
United Community Banks, Inc. (a)	15,380	60,751
United Community Financial Corp. (a)	3,252	5,431
United Financial Bancorp, Inc.	1,100	15,015

Common Stocks	Shares	Value

Banks (concluded)
United Security Bancshares (a)	1,119	$4,073
United Western Bancorp, Inc.	2,860	2,288
Univest Corp. of Pennsylvania	1,928	33,393
Valley National Bancorp (b)	21,023	286,333
ViewPoint Financial Group	2,100	29,085
Virginia Commerce Bancorp (a)	4,570	28,562
WSFS Financial Corp.	1,800	64,674
WVS Financial Corp.	200	2,172
Washington Banking Co.	4,000	51,160
Washington Federal, Inc.	15,721	254,366
Washington Trust Bancorp, Inc.	1,708	29,104
Waterstone Financial, Inc. (a)	600	2,046
Wayne Savings Bancshares, Inc.	151	1,131
Webster Financial Corp.	8,973	160,976
WesBanco, Inc.	2,789	46,995
West Bancorp, Inc. (a)	1,691	11,516
West Coast Bancorp (a)	10,384	26,479
Westamerica Bancorp	4,200	220,584
Western Alliance Bancorp (a)	8,095	58,041
Westfield Financial, Inc.	4,000	33,320
Whitney Holding Corp.	14,125	130,656
Wilmington Trust Corp.	9,969	110,556
Wilshire Bancorp, Inc.	4,000	35,000
Wintrust Financial Corp.	3,850	128,359
Yardkin Valley Financial Corp. (a)	1,200	4,056

		15,436,081

Beverages — 0.2%
Boston Beer Co., Inc., Class A (a)	1,300	87,685
Central European Distribution Corp. (a)	7,493	160,200
Coca-Cola Bottling Co. Consolidated	400	19,168
Hansen Natural Corp. (a)	8,628	337,441
Jamba, Inc. (a)	6,000	12,780
Jones Soda Co. (a)	4,200	4,956
National Beverage Corp.	2,160	26,525
Reddy Ice Holdings, Inc. (a)	5,200	16,796
Willamette Valley Vineyards, Inc. (a)	971	3,399

		668,950

Chemicals — 2.2%
Aceto Corp.	7,425	42,545
Albemarle Corp.	12,400	492,404
American Vanguard Corp.	2,044	16,209
Arch Chemicals, Inc.	2,700	82,998
Ashland, Inc.	8,700	403,854
Balchem Corp.	3,000	75,000
Cabot Corp.	7,300	176,003
Calgon Carbon Corp. (a)	8,000	105,920
Cambrex Corp. (a)	3,100	9,765
Celanese Corp., Series A	19,356	482,158
Cytec Industries, Inc.	6,900	275,931
Ferro Corp. (a)	10,950	80,701

See Notes to Financial Statements.

6	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Chemicals (concluded)
Georgia Gulf Corp. (a)	256	$3,415
H.B. Fuller Co.	5,300	100,647
Hawkins, Inc.	2,400	57,792
Huntsman Corp.	23,256	201,629
Innophos Holdings, Inc.	3,200	83,456
KMG Chemicals, Inc.	1,950	28,002
Koppers Holdings, Inc.	2,200	49,456
Kronos Worldwide, Inc. (a)	482	9,399
LSB Industries, Inc. (a)	3,500	46,585
Lubrizol Corp.	8,915	715,964
Material Sciences Corp. (a)	1,580	4,756
Metabolix, Inc. (a)	2,500	35,775
Minerals Technologies, Inc.	2,900	137,866
The Mosaic Co.	19,200	748,416
NL Industries, Inc.	900	5,490
Nanophase Technologies Corp. (a)	3,000	3,480
NewMarket Corp.	1,520	132,726
OM Group, Inc. (a)	4,200	100,212
Olin Corp.	8,792	159,047
Omnova Solutions, Inc. (a)	3,966	30,974
Penford Corp. (a)	2,100	13,608
PolyOne Corp. (a)	9,500	79,990
Polypore International, Inc. (a)	2,594	58,988
Quaker Chemical Corp.	2,100	56,889
RPM International, Inc.	17,900	319,336
Rentech, Inc. (a)	30,300	29,997
Rockwood Holdings, Inc. (a)	5,927	134,484
Schulman A, Inc.	5,018	95,141
Senomyx, Inc. (a)	3,400	12,886
Sensient Technologies Corp.	5,200	134,836
Solutia, Inc. (a)	15,097	197,771
Spartech Corp. (a)	3,400	34,850
Stepan Co.	1,300	88,959
TOR Minerals International, Inc. (a)	429	2,926
Tredegar Corp.	2,500	40,800
Valhi, Inc.	1,338	16,511
W.R. Grace & Co. (a)	7,200	151,488
Westlake Chemical Corp.	2,100	38,997
Zagg, Inc. (a)	2,018	5,792
Zep, Inc.	2,279	39,746
Zoltek Cos., Inc. (a)	5,700	48,279

		6,500,849

Construction & Materials — 2.2%
A.O. Smith Corp.	3,500	168,665
Aaon, Inc.	1,550	36,130
Acuity Brands, Inc.	4,900	178,262
Advanced Environmental Recycling Technologies, Inc., Class A (a)	10,166	3,965
American Biltrite, Inc. (a)	200	740
American DG Energy, Inc. (a)	2,000	6,220
American Woodmark Corp.	1,000	17,100
Ameron International Corp.	1,500	90,495
Apogee Enterprises, Inc.	5,200	56,316
Argan, Inc. (a)	900	9,387
Armstrong World Industries, Inc. (a)	2,098	63,318
Baran Group Ltd. (a)	102	617

Common Stocks	Shares	Value

Construction & Materials (concluded)
BlueLinx Holdings, Inc. (a)	2,000	$5,260
Builders FirstSource, Inc. (a)	5,290	12,696
EMCOR Group, Inc. (a)	9,300	215,481
Eagle Materials, Inc.	5,020	130,169
Generac Holdings, Inc. (a)	3,400	47,634
Gibraltar Industries, Inc. (a)	3,400	34,340
Granite Construction, Inc.	4,650	109,647
Great Lakes Dredge & Dock Corp.	6,000	36,000
Griffon Corp. (a)	5,628	62,246
Headwaters, Inc. (a)	7,500	21,300
Hill International, Inc. (a)	3,400	13,804
Insituform Technologies, Inc., Class A (a)	4,606	94,331
Insteel Industries, Inc.	1,900	22,078
Integrated Electrical Services, Inc. (a)	1,500	5,235
KBR, Inc.	20,053	407,878
L.B. Foster Co., Class A (a)	1,400	36,288
Layne Christensen Co. (a)	2,291	55,602
Lennox International, Inc.	7,300	303,461
Louisiana-Pacific Corp. (a)	17,041	114,004
MDU Resources Group, Inc.	22,186	400,014
MYR Group, Inc. (a)	3,600	60,084
Martin Marietta Materials, Inc.	6,000	508,860
McDermott International, Inc. (a)	29,033	628,855
Mueller Water Products, Inc., Series A	17,622	65,378
NCI Building Systems, Inc. (a)	1,240	10,379
Northwest Pipe Co. (a)	1,200	22,800
Omega Flex, Inc.	500	7,290
Orion Marine Group, Inc. (a)	4,600	65,320
Owens Corning, Inc. (a)	14,154	423,346
PGT, Inc. (a)	3,299	8,478
Pike Electric Corp. (a)	2,700	25,434
Quanex Building Products Corp.	6,250	108,062
Shaw Group, Inc. (a)	11,300	386,686
Simpson Manufacturing Co., Inc.	4,283	105,148
Sterling Construction Co., Inc. (a)	2,600	33,644
TRC Cos., Inc. (a)	1,273	3,933
Texas Industries, Inc.	3,400	100,436
Trex Co., Inc. (a)(b)	1,800	36,162
Tutor Perini Corp. (a)	3,200	52,736
USG Corp. (a)(b)	8,098	97,824
Universal Forest Products, Inc.	3,200	96,992
Valmont Industries, Inc.	3,100	225,246
Valspar Corp.	11,300	340,356
Watsco, Inc.	3,700	214,304
Watts Water Technologies, Inc., Class A	3,200	91,712

		6,478,148

Electricity — 2.1%
Allete, Inc.	3,100	106,144
Alliant Energy Corp.	15,000	476,100
Black Hills Corp.	4,000	113,880
CH Energy Group, Inc.	1,700	66,708

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	7

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Electricity (concluded)
Calpine Corp. (a)	48,100	$611,832
Central Vermont Public Service Corp.	1,600	31,584
Cleco Corp.	6,700	176,947
Covanta Holding Corp. (a)	18,580	308,242
DPL, Inc.	15,635	373,677
Dynegy, Inc. (a)	10,980	42,273
El Paso Electric Co. (a)	5,500	106,425
The Empire District Electric Co.	5,800	108,866
Great Plains Energy, Inc.	18,812	320,180
Hawaiian Electric Industries, Inc.	12,120	276,094
IDACORP, Inc.	6,800	226,236
ITC Holdings Corp.	6,800	359,788
MGE Energy, Inc.	2,400	86,496
Mirant Corp. (a)	18,700	197,472
NSTAR	14,100	493,500
NV Energy, Inc.	32,400	382,644
NorthWestern Corp.	4,200	110,040
Ormat Technologies, Inc.	2,000	56,580
Portland General Electric Co.	11,200	205,296
RRI Energy, Inc. (a)	46,600	176,614
UIL Holdings Corp.	2,933	73,413
US Geothermal, Inc. (a)	17,000	13,486
Unisource Energy Corp.	5,100	153,918
Unitil Corp.	900	18,819
Westar Energy, Inc.	15,125	326,851

		6,000,105

Electronic & Electrical Equipment — 3.4%
A123 Systems, Inc. (a)(b)	8,886	83,795
AVX Corp.	6,863	87,984
AZZ, Inc.	2,300	84,571
Active Power, Inc. (a)	13,477	10,513
ActivIdentity Corp. (a)	3,700	7,067
Adept Technology, Inc. (a)	1,342	6,764
Advanced Battery Technologies, Inc. (a)	10,600	34,768
Allied Motion Technologies, Inc. (a)	458	2,079
Altair Nanotechnologies, Inc. (a)(b)	8,900	2,848
American Science & Engineering, Inc.	1,500	114,315
American Superconductor Corp. (a)(b)	5,900	157,471
Ametek, Inc.	13,315	534,597
Anaren, Inc. (a)	1,700	25,398
Anixter International, Inc. (a)	4,500	191,700
Arrow Electronics, Inc. (a)	14,891	332,814
Avnet, Inc. (a)	18,924	456,258
Badger Meter, Inc.	2,400	92,856
Baldor Electric Co.	4,925	177,694
Beacon Power Corp. (a)	11,511	3,753
Bel Fuse, Inc.	1,188	19,614
Belden, Inc.	5,304	116,688
Benchmark Electronics, Inc. (a)	7,184	113,866

Common Stocks	Shares	Value

Electronic & Electrical Equipment (continued)
Brady Corp.	5,300	$132,076
C&D Technologies, Inc. (a)(b)	2,800	2,467
CTS Corp.	6,800	62,832
Capstone Turbine Corp. (a)(b)	37,000	36,260
Checkpoint Systems, Inc. (a)	4,300	74,648
Cogent, Inc. (a)	7,100	63,971
Cognex Corp.	4,085	71,814
Coherent, Inc. (a)	3,800	130,340
Coleman Cable, Inc. (a)	2,892	16,311
CommScope, Inc. (a)	11,564	274,876
Comverge, Inc. (a)	4,500	40,320
Cyberoptics Corp. (a)	1,100	10,637
DDi Corp.	3,627	27,311
Daktronics, Inc.	4,200	31,500
Digital Angel Corp. (a)	588	295
Dionex Corp. (a)	2,069	154,058
ESCO Technologies, Inc.	2,987	76,915
Echelon Corp. (a)	3,800	27,854
Electro Rent Corp.	1,531	19,582
Electro Scientific Industries, Inc. (a)	3,400	45,424
eMagin Corp. (a)	2,301	8,284
Encore Wire Corp.	2,527	45,966
EnerNOC, Inc. (a)(b)	2,800	88,032
EnerSys (a)	6,400	136,768
FEI Co. (a)	6,000	118,260
Faro Technologies, Inc. (a)	2,200	41,162
General Cable Corp. (a)	7,000	186,550
GrafTech International Ltd. (a)	14,495	211,917
Greatbatch, Inc. (a)	2,800	62,468
Houston Wire & Cable Co.	2,400	26,040
Hubbell, Inc., Class B	6,871	272,710
II-VI, Inc. (a)	2,956	87,586
IPG Photonics Corp. (a)	3,000	45,690
Intevac, Inc. (a)	3,600	38,412
IntriCon Corp. (a)	747	3,817
Itron, Inc. (a)	5,300	327,646
Keithley Instruments, Inc.	1,895	16,733
L-1 Identity Solutions, Inc. (a)	9,611	78,714
LSI Industries, Inc.	2,950	14,396
LaBarge, Inc. (a)	1,100	12,551
Landauer, Inc.	1,000	60,880
LeCroy Corp. (a)	2,456	11,764
Lightpath Technologies, Inc., Class A (a)	1,548	2,461
Lime Energy Co. (a)	1,658	5,687
Littelfuse, Inc. (a)	2,554	80,732
MTS Systems Corp.	1,900	55,100
Mace Security International, Inc. (a)	450	252
Magnetek, Inc. (a)	3,162	2,909
Maxwell Technologies, Inc. (a)	2,900	33,060
Measurement Specialties, Inc. (a)	1,500	20,550
Methode Electronics, Inc.	4,300	41,882

See Notes to Financial Statements.

8	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Electronic & Electrical Equipment (concluded)
Mettler Toledo International, Inc. (a)	4,175	$466,055
Microvision, Inc. (a)(b)	9,392	27,800
Multi-Fineline Electronix, Inc. (a)	2,100	52,416
NU Horizons Electronics Corp. (a)	2,900	8,874
NVE Corp. (a)	918	39,961
Napco Security Technologies, Inc. (a)	3,700	6,327
National Instruments Corp.	7,258	230,659
Newport Corp. (a)	4,700	42,582
OSI Systems, Inc. (a)	2,800	77,756
Orion Energy Systems, Inc. (a)	2,600	8,190
Park Electrochemical Corp.	2,050	50,041
Planar Systems, Inc. (a)	3,093	5,289
Plexus Corp. (a)	5,800	155,092
Powell Industries, Inc. (a)	1,800	49,212
Power-One, Inc. (a)(b)	14,300	96,525
Powerwave Technologies, Inc. (a)	14,400	22,176
Regal-Beloit Corp.	4,505	251,289
Research Frontiers, Inc. (a)(b)	3,696	16,336
Richardson Electronics Ltd.	3,800	34,200
Rofin-Sinar Technologies, Inc. (a)	5,000	104,100
Rogers Corp. (a)	2,000	55,540
Rubicon Technology, Inc. (a)	1,600	47,664
Sanmina-SCI Corp. (a)	11,233	152,881
SatCon Technology Corp. (a)	15,400	44,044
Servotronics, Inc.	400	3,600
Sigmatron International, Inc. (a)	1,200	6,360
Spectrum Control, Inc. (a)	1,000	13,980
Synthesis Energy Systems, Inc. (a)	7,068	7,775
TTM Technologies, Inc. (a)	6,900	65,550
Technitrol, Inc.	4,500	14,220
Technology Research Corp.	2,013	10,206
Thomas & Betts Corp. (a)	6,265	217,396
Tollgrade Communications, Inc. (a)	800	5,040
Trimble Navigation Ltd. (a)	16,434	460,152
UQM Technologies Inc (a)	2,957	10,024
Ultralife Batteries, Inc. (a)	2,200	9,460
Universal Display Corp. (a)(b)	3,928	70,625
Valence Technology, Inc. (a)(b)	10,100	7,272
Veeco Instruments, Inc. (a)	5,453	186,929
Viasystems Group, Inc. (a)	615	9,084
Vicor Corp. (a)	3,800	47,462
Vishay Intertechnology, Inc. (a)	20,323	157,300
WESCO International, Inc. (a)	6,100	205,387
X-Rite, Inc. (a)	4,942	18,236
Zebra Technologies Corp., Class A (a)	7,054	178,960
Zygo Corp. (a)	1,700	13,787

		9,859,697

Financial Services — 3.0%
Advance America, Cash Advance Centers, Inc.	5,500	22,715
Affiliated Managers Group, Inc. (a)	5,700	346,389

Common Stocks	Shares	Value

Financial Services (continued)
American Physicians Service Group, Inc.	800	$19,560
AmeriCredit Corp. (a)	7,924	144,375
Ampal-American Israel Corp., Class A (a)	2,168	3,382
Artio Global Investors, Inc.	4,400	69,256
Asset Acceptance Capital Corp. (a)	2,100	8,694
Asta Funding, Inc.	1,600	15,792
BGC Partners, Inc.	4,100	20,951
BlackRock, Inc. (d)	5,500	788,700
CIT Group, Inc. (a)	24,400	826,184
Calamos Asset Management, Inc., Class A	2,200	20,416
Cash America International, Inc.	4,000	137,080
Cohen & Co., Inc. (a)	2,929	14,645
Cohen & Steers, Inc.	2,110	43,761
CompuCredit Hldgs Corp. (b)	5,400	21,384
Cowen Group, Inc., Class A (a)	4,002	16,408
Credit Acceptance Corp. (a)	577	28,140
Deerfield Capital Corp. (a)	890	4,886
Diamond Hill Investments Group	300	17,007
Dollar Financial Corp. (a)	2,600	51,454
Duff & Phelps Corp.	2,000	25,260
Eaton Vance Corp.	14,799	408,600
Encore Capital Group, Inc. (a)	2,700	55,647
Epoch Holding Corp.	2,300	28,221
Evercore Partners, Inc., Class A	1,500	35,025
Ezcorp, Inc. (a)	7,000	129,850
FBR Capital Markets Corp. (a)	5,647	18,805
Fannie Mae (a)(b)	139,800	47,882
Federal Agricultural Mortgage Corp., Class B	2,627	36,857
Fidelity National Title Group, Inc., Class A	31,064	403,521
First Cash Financial Services, Inc. (a)	4,300	93,740
The First Marblehead Corp. (a)	6,200	14,570
Freddie Mac (a)	82,701	34,156
GAMCO Investors, Inc., Class A	700	26,040
GFI Group, Inc.	7,258	40,500
GLG Partners, Inc. (a)(b)	21,859	95,742
Gleacher & Co, Inc. (a)	8,073	20,586
Greenhill & Co., Inc.	3,600	220,068
Interactive Brokers Group, Inc., Class A (a)	6,800	112,880
International Assets Holding Corp., Inc. (a)	2,330	37,280
Intersections, Inc. (a)	1,876	7,785
Investment Technology Group, Inc. (a)	6,400	102,784
JMP Group, Inc.	3,400	21,046
Jefferies Group, Inc. New Shares (b)	13,920	293,434
KBW, Inc. (a)	4,048	86,789
Knight Capital Group, Inc., Class A (a)	13,700	188,923

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	9

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Financial Services (concluded)
Ladenburg Thalmann Financial Services, Inc. (a)	11,909	$14,886
MF Global Holdings Ltd. (a)	15,700	89,647
MGIC Investment Corp. (a)	23,773	163,796
MSCI, Inc. (a)	14,269	390,971
MarketAxess Holdings, Inc.	2,952	40,708
Marlin Business Services, Inc. (a)	2,800	33,852
Medallion Financial Corp.	2,800	18,480
Merriman Curhan Ford Group, Inc. (a)	2,107	1,159
MicroFinancial, Inc.	1,203	4,198
MoneyGram International, Inc. (a)	8,010	19,625
National Financial Partners Corp. (a)	4,639	45,323
Nelnet, Inc., Class A	3,500	67,480
NewStar Financial, Inc. (a)	2,900	18,444
Ocwen Financial Corp. (a)	10,000	101,900
optionsXpress Holdings, Inc. (a)	5,400	84,996
The PMI Group, Inc. (a)	16,062	46,419
Penson Worldwide, Inc. (a)	2,700	15,228
Pico Holdings, Inc. (a)	2,175	65,185
Piper Jaffray Cos. (a)	2,845	91,666
Portfolio Recovery Associates, Inc. (a)	1,896	126,615
Primus Guaranty Ltd. (a)	3,200	11,808
Pzena Investment Management, Inc., Class A	870	5,542
Radian Group, Inc.	15,816	114,508
Raymond James Financial, Inc.	12,171	300,502
Resource America, Inc., Class A	1,000	3,850
Rewards Network, Inc.	966	13,205
SEI Investments Co.	19,533	397,692
SWS Group, Inc.	6,065	57,617
Safeguard Scientifics, Inc. (a)	2,233	23,580
Sanders Morris Harris Group, Inc.	3,800	21,090
Siebert Financial Corp. (a)	3,300	6,930
Stewart Information Services Corp.	3,600	32,472
Stifel Financial Corp. (a)	3,500	151,865
Student Loan Corp.	420	10,114
TD Ameritrade Holding Corp. (a)	31,530	482,409
Thomas Weisel Partners Group, Inc. (a)	2,800	16,492
TradeStation Group, Inc. (a)	8,000	54,000
Tree.com, Inc. (a)	1,743	11,016
Triad Guaranty, Inc. (a)(b)	2,900	667
U.S. Global Investors, Inc.	1,600	8,880
Virtus Investment Partners, Inc. (a)	435	8,143
Waddell & Reed Financial, Inc., Class A	10,500	229,740
Westwood Holdings Group, Inc.	700	24,605
Wilhelmina International, Inc. (a)	200	24
World Acceptance Corp. (a)(b)	2,400	91,944

		8,726,443

Common Stocks	Shares	Value

Fixed Line Telecommunications — 0.7%
8x8, Inc. (a)	7,300	$9,125
AboveNet, Inc. (a)	2,900	136,822
Alaska Communications Systems Group, Inc.	9,000	76,410
Arbinet Corp. (a)	1,175	9,106
Cbeyond Communications, Inc. (a)	4,800	60,000
Cincinnati Bell, Inc. (a)	22,800	68,628
Consolidated Communications Holdings, Inc.	4,584	77,974
General Communication, Inc., Class A (a)	3,400	25,806
Global Crossing Ltd. (a)	2,752	29,089
HickoryTech Corp.	4,600	31,050
IDT Corp., Class B (a)	5,333	67,996
Level 3 Communications, Inc. (a)(b)	206,694	225,297
NET2000 Communications, Inc. (a)	300	—
PAETEC Holding Corp. (a)	18,000	61,380
Primus Telecommunications Escrow (a)	29,100	—
RCN Corp. (a)	4,500	66,645
SureWest Communications (a)	800	5,072
TW Telecom, Inc. (a)	19,200	320,256
Virgin Media, Inc.	39,655	661,842
Vonage Holdings Corp. (a)	11,578	26,629
Warwick Valley Telephone Co.	1,500	21,105

		1,980,232

Food & Drug Retailers — 0.5%
Arden Group, Inc., Class A	200	17,574
Casey’s General Stores, Inc.	7,500	261,750
Core-Mark Holdings Co., Inc. (a)	1,200	32,880
Dairy Mart Convenience Stores, Inc. (a)	500	—
drugstore.com, Inc. (a)	5,280	16,262
The Great Atlantic & Pacific Tea Co., Inc. (a)(b)	4,820	18,798
Ingles Markets, Inc., Class A	3,300	49,665
Nash Finch Co.	1,520	51,923
Omnicare, Inc.	14,200	336,540
The Pantry, Inc. (a)	4,500	63,495
PetMed Express, Inc. (b)	4,215	75,027
Rite Aid Corp. (a)(b)	69,100	67,718
Ruddick Corp.	6,300	195,237
Spartan Stores, Inc.	4,800	65,856
United Natural Foods, Inc. (a)	4,451	132,996
Village Super Market, Inc., Class A	100	2,625
Vitamin Shoppe, Inc. (a)	1,100	28,215
Weis Markets, Inc.	1,200	39,492
Winn-Dixie Stores, Inc. (a)	5,700	54,948

		1,511,001

Food Producers — 2.1%
Alico, Inc.	400	9,192

See Notes to Financial Statements.

10	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Food Producers (continued)
American Italian Pasta Co., Class A (a)	3,400	$179,758
The Andersons, Inc.	3,000	97,770
B&G Foods, Inc., Class A	5,500	59,290
Bridgford Foods Corp.	500	7,000
Bunge Ltd.	17,992	885,026
Cagle’s, Inc., Class A (a)	336	1,630
Cal-Maine Foods, Inc.	1,500	47,895
Calavo Growers, Inc.	1,300	23,348
Chiquita Brands International, Inc. (a)	4,902	59,559
Corn Products International, Inc.	10,300	312,090
Darling International, Inc. (a)	8,900	66,839
Del Monte Foods Co.	25,300	364,067
Diamond Foods, Inc.	2,800	115,080
Dole Food Co., Inc. (a)	4,300	44,849
Farmer Bros. Co.	700	10,563
Flowers Foods, Inc.	12,018	293,600
Fresh Del Monte Produce, Inc. (a)	4,700	95,128
Golden Enterprises, Inc.	941	2,823
Green Mountain Coffee Roasters, Inc. (a)	15,600	400,920
Griffin Land & Nurseries, Inc.	600	15,240
HQ Sustainable Maritime Industries, Inc. (a)	4,100	20,500
Hain Celestial Group, Inc. (a)	6,839	137,943
Harbinger Group, Inc. (a)	800	5,024
Herbalife Ltd.	8,200	377,610
Imperial Sugar Co., New Shares	2,712	27,391
J&J Snack Foods Corp.	1,900	79,990
John B. Sanfilippo & Son, Inc. (a)	700	10,129
Lancaster Colony Corp.	3,100	165,416
Lance, Inc.	3,500	57,715
Lifeway Foods, Inc. (a)	1,500	14,610
MGP Ingredients, Inc. (a)	2,900	19,227
Mannatech, Inc. (a)	3,100	6,169
Martek Biosciences Corp. (a)	5,500	130,405
Medifast, Inc. (a)	1,611	41,741
NBTY, Inc. (a)	6,600	224,466
Natures Sunshine Prods, Inc. (a)	900	7,533
Nu Skin Enterprises, Inc., Class A	6,400	159,552
Nutraceutical International Corp. (a)	1,400	21,364
NutriSystem, Inc. (b)	4,700	107,818
Omega Protein Corp. (a)	1,400	5,614
Pilgrims Pride Corp. (a)	5,880	38,632
Ralcorp Holdings, Inc. (a)	6,832	374,394
Relìv International, Inc.	1,819	4,402
Rocky Mountain Chocolate Factory, Inc.	1,495	13,903
Sanderson Farms, Inc.	2,850	144,609
Schiff Nutrition International, Inc.	3,700	26,344
Seaboard Corp.	40	60,400
Seneca Foods Corp. (a)	2,000	64,520
Smart Balance, Inc. (a)	11,700	47,853

Common Stocks	Shares	Value

Food Producers (concluded)
Smithfield Foods, Inc. (a)	18,858	$280,984
Tasty Baking Co.	400	2,888
Tootsie Roll Industries, Inc.	2,281	53,946
TreeHouse Foods, Inc. (a)	3,732	170,403
USANA Health Sciences, Inc. (a)	1,100	40,183

		6,035,345

Forestry & Paper — 0.2%
Boise, Inc. (a)	8,874	48,719
Buckeye Technologies, Inc. (a)	4,300	42,785
Clearwater Paper Corp. (a)	1,774	97,144
Deltic Timber Corp.	1,400	58,520
Domtar Corp.	5,208	255,973
Kapstone Paper and Packaging Corp. (a)	4,600	51,244
MAXXAM, Inc. (a)	3	8,175
Neenah Paper, Inc.	2,900	53,070
P.H. Glatfelter Co.	4,900	53,165
Verso Paper Corp. (a)	2,900	6,699
Wausau Paper Corp. (a)	5,400	36,558

		712,052

Gas, Water & Multi-Utilities — 1.6%
AGL Resources, Inc. (c)	9,100	325,962
American States Water Co.	1,950	64,623
American Water Works Co, Inc.	20,361	419,437
Aqua America, Inc.	17,317	306,165
Artesian Resources Corp., Class A	225	4,153
Atmos Energy Corp.	10,800	292,032
Avista Corp.	6,000	117,180
Cadiz, Inc. (a)	3,000	36,210
California Water Service Group	3,200	114,240
Chesapeake Utilities Corp.	1,280	40,192
Connecticut Water Service, Inc.	1,000	21,020
Delta Natural Gas Co., Inc.	100	2,850
Energy, Inc.	300	3,258
The Laclede Group, Inc.	3,100	102,703
Middlesex Water Co.	1,366	21,651
National Fuel Gas Co.	8,434	386,952
New Jersey Resources Corp.	6,260	220,352
Northwest Natural Gas Co.	2,900	126,353
PNM Resources, Inc.	11,000	122,980
Pennichuck Corp.	1,777	39,147
Piedmont Natural Gas Co.	10,000	253,000
Questar Corp. (a)	22,600	364,990
RGC Resources, Inc.	100	3,100
SJW Corp.	1,400	32,816
South Jersey Industries, Inc.	4,600	197,616
Southwest Gas Corp.	4,900	144,550
Southwest Water Co.	6,771	70,960
UGI Corp.	14,860	378,038
Vectren Corp.	9,300	220,038
WGL Holdings, Inc.	7,100	241,613

		4,674,181

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	11

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

General Industrials — 1.2%
AEP Industries, Inc. (a)	1,300	$31,044
Actuant Corp., Class A	7,688	144,765
American International Industries, Inc. (a)	5,673	5,559
AptarGroup, Inc.	7,667	289,966
Carlisle Cos., Inc.	7,275	262,846
Crown Holdings, Inc. (a)	21,500	538,360
Graham Packaging Co., Inc. (a)	2,700	32,319
Graphic Packaging Holding Co. (a)	9,032	28,451
Greif, Inc.	4,226	234,712
Harsco Corp.	9,776	229,736
Landec Corp. (a)	3,800	22,382
Multi-Color Corp.	1,300	13,312
Myers Industries, Inc.	2,935	23,744
Otter Tail Corp.	4,200	81,186
Packaging Corp. of America	12,369	272,365
Raven Industries, Inc.	1,900	64,049
Rock-Tenn Co., Class A	4,900	243,383
Silgan Holdings, Inc.	7,400	210,012
Sonoco Products Co.	12,416	378,440
Temple-Inland, Inc.	14,300	295,581
Trimas Corp. (a)	3,600	40,716

		3,442,928

General Retailers — 5.2%
1-800-FLOWERS.COM, Inc., Class A (a)	4,470	9,208
99 Cents Only Stores (a)	4,266	63,137
A.C. Moore Arts & Crafts, Inc. (a)	3,100	7,037
Aaron’s, Inc.	8,062	137,618
Advance Auto Parts, Inc. (c)	12,800	642,304
Aéropostale, Inc. (a)	13,115	375,614
Amerco, Inc. (a)	800	44,040
America’s Car Mart, Inc. (a)	1,650	37,340
American Eagle Outfitters, Inc.	21,165	248,689
American Public Education, Inc. (a)	3,000	131,100
Ancestry.com, Inc. (a)	1,731	30,500
AnnTaylor Stores Corp. (a)	7,333	119,308
Asbury Automotive Group, Inc. (a)	4,600	48,484
Autobytel, Inc. (a)	8,000	9,120
BJ’s Wholesale Club, Inc. (a)	7,477	276,724
Barnes & Noble, Inc. (b)	4,871	62,836
Beacon Roofing Supply, Inc. (a)	7,300	131,546
bebe Stores, Inc.	3,150	20,160
Bidz.com, Inc. (a)	700	1,050
Big 5 Sporting Goods Corp.	3,700	48,618
Blockbuster, Inc., Class A (a)(b)	42,600	10,143
Blue Nile, Inc. (a)(b)	2,300	108,284
The Bon-Ton Stores, Inc. (a)	3,400	33,150
Books-A-Million, Inc.	1,200	7,224
Borders Group, Inc. (a)	6,200	8,246
Bridgepoint Education, Inc. (a)	1,765	27,905
Brown Shoe Co., Inc.	4,700	71,346
The Buckle, Inc. (b)	3,725	120,764
Build-A-Bear Workshop, Inc. (a)	1,500	10,170

Common Stocks	Shares	Value

General Retailers (continued)
CPI Corp.	1,200	$26,904
Cabela’s, Inc., Class A (a)	6,400	90,496
Cache, Inc. (a)	2,300	13,064
Cambium Learning Group, Inc. (a)	2,800	10,080
Capella Education Co. (a)	2,300	187,105
Career Education Corp. (a)	8,668	199,537
Casual Male Retail Group, Inc. (a)	3,522	12,045
The Cato Corp., Class A	4,150	91,383
Charming Shoppes, Inc. (a)	13,855	51,956
Chemed Corp.	2,500	136,600
Chico’s FAS, Inc.	21,200	209,456
The Children’s Place Retail Stores, Inc. (a)	2,844	125,193
Christopher & Banks Corp.	3,410	21,108
Citi Trends, Inc. (a)	1,600	52,704
Clean Energy Fuels Corp. (a)(b)	5,900	88,146
Coldwater Creek, Inc. (a)	7,470	25,099
Collective Brands, Inc. (a)	7,300	115,340
Collectors Universe, Inc.	1,870	25,095
Conn’s, Inc. (a)	800	4,704
Copart, Inc. (a)	9,346	334,680
Corinthian Colleges, Inc. (a)(b)	11,635	114,605
Cost Plus, Inc. (a)	4,700	16,779
DSW, Inc., Class A (a)	1,988	44,650
dELiA*s, Inc. (a)	5,199	7,643
Destination Maternity Corp. (a)	1,200	30,360
Dick’s Sporting Goods, Inc. (a)	9,900	246,411
Dillard’s, Inc., Class A (b)	7,700	165,550
Dollar General Corp. (a)	4,100	112,955
Dollar Tree, Inc. (a)	18,158	755,897
Dress Barn, Inc. (a)	9,221	219,552
Ediets.Com, Inc. (a)(b)	600	454
Education Management Corp. (a)	2,800	42,700
The Finish Line, Inc., Class A	5,963	83,065
Foot Locker, Inc.	21,500	271,330
Fred’s, Inc.	7,450	82,397
GSI Commerce, Inc. (a)	7,900	227,520
Gaiam, Inc.	2,460	14,932
Geeknet, Inc. (a)	10,897	13,512
Genesco, Inc. (a)	2,470	64,986
Grand Canyon Education, Inc. (a)	1,300	30,459
Group 1 Automotive, Inc. (a)	3,201	75,320
Guess?, Inc.	7,000	218,680
Gymboree Corp. (a)	4,400	187,924
HSN, Inc. (a)	4,623	110,952
Haverty Furniture Cos., Inc.	2,100	25,809
Hibbett Sports, Inc. (a)	4,618	110,647
Hillenbrand, Inc.	6,945	148,554
Hot Topic, Inc.	8,365	42,494
ITT Educational Services, Inc. (a)	4,994	414,602
Internet Brands, Inc., Class A (a)	2,469	25,505
J. Crew Group, Inc. (a)	6,200	228,222
Jackson Hewitt Tax Service, Inc. (a)	3,915	4,424
Jo-Ann Stores, Inc. (a)	3,766	141,263
Jos. A. Bank Clothiers, Inc. (a)	2,656	143,397

See Notes to Financial Statements.

12	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

General Retailers (continued)
K12, Inc. (a)	3,161	$70,111
KAR Auction Services, Inc. (a)	1,300	16,081
Kirkland’s, Inc. (a)	2,500	42,188
Lazare Kaplan International, Inc. (a)	300	750
Learning Tree International, Inc. (a)	1,800	19,530
Liquidity Services, Inc. (a)	2,900	37,584
Lithia Motors, Inc., Class A	3,900	24,102
Lumber Liquidators Holdings, Inc. (a)	2,200	51,326
Mac-Gray Corp.	668	7,442
MarineMax, Inc. (a)	4,200	29,148
Matthews International Corp., Class A	3,200	93,696
Men’s Wearhouse, Inc.	5,100	93,636
Midas, Inc. (a)	2,200	16,874
Monro Muffler, Inc.	3,125	123,531
Navarre Corp. (a)	5,600	12,208
NetFlix, Inc. (a)	6,420	697,533
New York & Co. (a)	2,600	5,954
Nobel Learning Communities, Inc. (a)	100	590
OfficeMax, Inc. (a)	9,849	128,628
OpenTable, Inc. (a)	1,500	62,205
Overstock.com, Inc. (a)	1,300	23,491
PC Mall, Inc. (a)	2,100	8,400
Pacific Sunwear of California, Inc. (a)	11,081	35,459
Penske Auto Group, Inc. (a)	7,100	80,656
The Pep Boys - Manny, Moe & Jack	5,000	44,300
Pet DRx Corp. (a)	4,900	1,627
PetSmart, Inc.	17,300	521,941
Pier 1 Imports, Inc. (a)	11,318	72,548
Pre-Paid Legal Services, Inc. (a)	1,430	65,051
PriceSmart, Inc.	1,950	45,299
The Princeton Review, Inc. (a)	3,739	8,674
The Providence Service Corp. (a)	2,600	36,400
RealNetworks, Inc. (a)	9,800	32,340
Regis Corp.	5,700	88,749
Rent-A-Center, Inc. (a)	9,600	194,496
Retail Ventures, Inc. (a)	2,200	17,204
Rollins, Inc.	5,350	110,691
Rue21, Inc. (a)	1,574	47,755
Rush Enterprises, Inc., Class A (a)	3,850	51,436
Saks, Inc. (a)(b)	17,824	135,284
Sally Beauty Co., Inc. (a)	9,572	78,490
Service Corp. International	28,900	213,860
Shoe Carnival, Inc. (a)	1,800	36,918
Shutterfly, Inc. (a)	3,166	75,857
Signet Jewelers Ltd. (a)	9,884	271,810
Sonic Automotive, Inc. (a)	3,900	33,384
Sotheby’s Holdings, Inc., Class A	7,700	176,099
Stage Stores, Inc.	3,400	36,312
Stamps.com, Inc. (a)	2,650	27,163
Standard Parking Corp. (a)	2,600	41,158
Stein Mart, Inc. (a)	4,100	25,543

Common Stocks	Shares	Value

General Retailers (concluded)
Stewart Enterprises, Inc., Class A	10,200	$55,182
Strayer Education, Inc. (b)	1,900	394,991
Susser Holdings Corp. (a)	1,700	20,043
The Talbots, Inc. (a)	3,512	36,209
Titan Machinery, Inc. (a)	3,500	45,955
Tractor Supply Co.	5,200	317,044
Trans World Entertainment Corp. (a)	2,400	4,080
Tuesday Morning Corp. (a)	6,452	25,743
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,857	91,257
VCA Antech, Inc. (a)	11,940	295,634
ValueVision Media, Inc., Class A (a)	7,300	12,921
Weight Watchers International, Inc.	3,750	96,337
West Marine, Inc. (a)	1,600	17,408
The Wet Seal, Inc., Class A (a)	12,975	47,359
Williams-Sonoma, Inc.	12,757	316,629
Winmark Corp.	600	20,082
Zale Corp. (a)	1,984	3,135
Zumiez, Inc. (a)	2,600	41,886

		15,099,317

Health Care Equipment & Services — 6.3%
AGA Medical Holdings, Inc. (a)	1,600	20,304
AMERIGROUP Corp. (a)	7,200	233,856
ATS Medical, Inc. (a)	5,400	21,438
Abaxis, Inc. (a)	2,800	60,004
Abiomed, Inc. (a)	3,700	35,816
Accuray, Inc. (a)	5,523	36,617
Addus HomeCare Corp. (a)	600	3,594
AdvanSource Biomaterials Corp. (a)	1,476	413
Air Methods Corp. (a)	1,600	47,600
Align Technology, Inc. (a)	8,725	129,741
Alliance Healthcare Services, Inc. (a)	3,300	13,332
Allied Healthcare International, Inc. (a)	3,100	7,192
Almost Family, Inc. (a)	1,500	52,395
Alphatec Holdings, Inc. (a)	6,857	31,816
Amedisys, Inc. (a)(b)	3,867	170,032
America Service Group, Inc.	1,200	20,640
American Caresource Holdings, Inc. (a)	1,000	1,700
American Medical Systems Holdings, Inc. (a)	10,600	234,472
Amsurg Corp. (a)	3,500	62,370
Analogic Corp.	1,500	68,265
AngioDynamics, Inc. (a)	2,590	38,203
Anika Therapeutics, Inc. (a)	1,400	8,246
Animal Health International, Inc. (a)	3,100	7,688
ArthroCare Corp. (a)	2,265	69,422
Assisted Living Concepts, Inc. (a)	1,760	52,078
Atrion Corp.	200	27,010

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	13

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Equipment & Services (continued)
Beckman Coulter, Inc.	8,500	$512,465
Bio-Rad Laboratories, Inc., Class A (a)	2,345	202,819
Bio-Reference Labs, Inc. (a)	4,400	97,548
Biolase Technology, Inc. (a)	3,435	5,084
Bioscript, Inc. (a)	6,596	34,563
BioSphere Medical, Inc. (a)	2,825	12,204
Bovie Medical Corp. (a)	1,600	4,768
Brookdale Senior Living, Inc. (a)	6,300	94,500
Bruker BioSciences Corp. (a)	8,333	101,329
CONMED Corp. (a)	3,150	58,685
Cantel Medical Corp.	2,600	43,420
Cardiac Science Corp. (a)	3,210	3,146
Cardica, Inc. (a)	2,700	4,401
CardioNet, Inc. (a)	4,315	23,646
Catalyst Health Solutions, Inc. (a)	5,600	193,200
Centene Corp. (a)	6,500	139,750
Cepheid, Inc. (a)	8,600	137,772
Chindex International, Inc. (a)	1,450	18,169
Clarient, Inc. (a)	6,800	20,944
Clinical Data, Inc. (a)	1,329	16,533
Community Health Systems, Inc. (a)	12,600	426,006
Conceptus, Inc. (a)	4,300	66,994
Contiucare Corp. (a)	7,800	26,130
The Cooper Cos., Inc.	5,943	236,472
Corvel Corp. (a)	1,200	40,548
Covance, Inc. (a)	8,600	441,352
Cryo-Cell International, Inc. (a)	2,826	3,533
CryoLife, Inc. (a)	5,100	27,489
Cutera, Inc. (a)	900	8,289
Cyberonics, Inc. (a)	4,000	94,720
Cynosure, Inc., Class A (a)	2,200	23,694
Daxor Corp.	700	7,042
Delcath Systems, Inc. (a)(b)	7,300	46,282
DexCom, Inc. (a)	7,900	91,324
Dynacq Healthcare, Inc. (a)	460	1,076
Edwards Lifesciences Corp. (a)	13,936	780,695
Emergency Medical Services Corp. (a)	3,004	147,286
Emeritus Corp. (a)(b)	2,200	35,882
Endologix, Inc. (a)	6,200	28,086
The Ensign Group, Inc.	500	8,260
eResearch Technology, Inc. (a)	4,775	37,627
Escalon Medical Corp. (a)	1,399	2,210
ev3, Inc. (a)	8,209	183,964
Exactech, Inc. (a)	1,000	17,080
Five Star Quality Care, Inc. (a)	308	930
Fonar Corp. (a)	692	1,080
Genoptix, Inc. (a)	2,900	49,880
Gentiva Health Services, Inc. (a)	3,200	86,432
Gliatech, Inc. (a)	100	—
HMS Holdings Corp. (a)	3,900	211,458
Haemonetics Corp. (a)	3,500	187,320

Common Stocks	Shares	Value

Health Care Equipment & Services (continued)
Hanger Orthopedic Group, Inc. (a)	5,400	$96,984
Hansen Medical, Inc. (a)	8,900	18,957
Health Grades, Inc. (a)	5,100	30,600
Health Management Associates, Inc., Class A (a)	33,780	262,471
Health Net, Inc. (a)	13,080	318,760
Healthcare Services Group, Inc.	3,877	73,469
HealthSouth Corp. (a)	10,900	203,939
HealthSpring, Inc. (a)	5,800	89,958
HealthTronics, Inc. (a)	2,954	14,268
Healthways, Inc. (a)	3,700	44,104
Henry Schein, Inc. (a)	12,000	658,800
Hill-Rom Holdings, Inc.	7,045	214,379
Hologic, Inc. (a)	34,336	478,300
Hooper Holmes, Inc. (a)	9,589	5,466
Hydron Technologies, Inc. (a)	2,900	8
Hythiam, Inc. (a)	10,400	1,664
ICU Medical, Inc. (a)	2,500	80,425
IPC The Hospitalist Co., Inc. (a)	2,300	57,730
IRIS International, Inc. (a)	2,500	25,350
Idexx Laboratories, Inc. (a)(b)	7,432	452,609
Immucor, Inc. (a)	7,887	150,247
Insulet Corp. (a)	5,000	75,250
Integra LifeSciences Holdings Corp. (a)	2,300	85,100
Invacare Corp.	5,100	105,774
Inverness Medical Innovations, Inc. (a)	10,375	276,597
Kendle International, Inc. (a)	2,800	32,256
Kensey Nash Corp. (a)	2,400	56,904
Kindred Healthcare, Inc. (a)	3,890	49,948
Kinetic Concepts, Inc. (a)	7,715	281,675
LCA-Vision, Inc. (a)	4,084	22,625
LHC Group, Inc. (a)	2,600	72,150
Lectec Corp.	1,088	3,253
LifePoint Hospitals, Inc. (a)	7,845	246,333
Lincare Holdings, Inc.	13,950	453,514
MAKO Surgical Corp. (a)(b)	4,800	59,760
MEDTOX Scientific, Inc. (a)	1,600	19,680
MELA Sciences, Inc. (a)	4,500	33,480
Magellan Health Services, Inc. (a)	4,179	151,781
Masimo Corp.	6,090	145,003
MedCath Corp. (a)	1,800	14,148
Medical Action Industries, Inc. (a)	1,800	21,582
Mednax, Inc. (a)	5,600	311,416
Meridian Bioscience, Inc.	6,525	110,925
Merit Medical Systems, Inc. (a)	3,068	49,303
Metropolitan Health Networks, Inc. (a)	300	1,119
Micrus Endovascular Corp. (a)	2,700	56,133
Molina Healthcare, Inc. (a)	1,800	51,840
NMT Medical, Inc. (a)	2,154	1,130
Nanosphere, Inc. (a)	1,218	5,310
National Dentex Corp. (a)	448	7,549

See Notes to Financial Statements.

14	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Equipment & Services (continued)
National Healthcare Corp.	600	$20,676
Natus Medical, Inc. (a)	3,100	50,499
Neogen Corp. (a)	2,418	62,989
Neurometrix, Inc. (a)	3,931	4,481
Nighthawk Radiology Holdings, Inc. (a)	2,700	6,993
NuVasive, Inc. (a)	5,600	198,576
NxStage Medical, Inc. (a)	4,900	72,716
OTIX Global, Inc. (a)	1,299	5,196
Odyssey HealthCare, Inc. (a)	5,650	150,968
Omnicell, Inc. (a)	3,800	44,422
OraSure Technologies, Inc. (a)	5,764	26,687
Orthofix International NV (a)	2,300	73,715
Orthovita, Inc. (a)	8,420	17,093
Osteotech, Inc. (a)	3,300	10,461
Owens & Minor, Inc.	8,100	229,878
PC Group, Inc. (a)	300	120
PSS World Medical, Inc. (a)	9,000	190,350
Palomar Medical Technologies, Inc. (a)	2,000	22,380
Parexel International Corp. (a)	8,500	184,280
Pharmaceutical Product Development, Inc.	15,300	388,773
PharMerica Corp. (a)	3,423	50,181
Psychemedics Corp.	125	1,018
Psychiatric Solutions, Inc. (a)	7,732	252,991
Quidel Corp. (a)	4,800	60,912
RTI Biologics, Inc. (a)	5,160	15,119
RadNet, Inc. (a)	6,500	15,405
RehabCare Group, Inc. (a)	3,500	76,230
Res-Care, Inc. (a)	2,496	24,111
ResMed, Inc. (a)	9,300	565,533
Retractable Technologies, Inc. (a)	1,898	3,056
Rochester Medical Corp. (a)	1,700	16,065
Rockwell Medical Technologies, Inc. (a)	3,200	17,248
Rural/Metro Corp. (a)	4,100	33,374
SRI/Surgical Express, Inc. (a)	1,655	6,339
Select Medical Holdings Corp. (a)	5,148	34,903
SenoRx, Inc. (a)	1,006	11,046
Sirona Dental Systems, Inc. (a)	4,691	163,434
Skilled Healthcare Group, Inc., Class A (a)	5,900	40,061
Somanetics Corp. (a)	2,500	62,375
SonoSite, Inc. (a)	3,000	81,330
Sparta Surgical Corp. (a)	1,900	—
Spectranetic Corp. (a)	3,800	19,684
Staar Surgical Co. (a)	2,400	13,728
Stereotaxis, Inc. (a)	3,935	13,025
Steris Corp.	7,700	239,316
Sun Healthcare Group, Inc. (a)	6,300	50,904
Sunrise Senior Living, Inc. (a)	5,907	16,421
SurModics, Inc. (a)	1,800	29,538
Symmetry Medical, Inc. (a)	3,600	37,944

Common Stocks	Shares	Value

Health Care Equipment & Services (concluded)
Synergetics USA, Inc. (a)	3,465	$9,217
Synovis Life Technologies, Inc. (a)	3,100	47,368
SyntheMed, Inc. (a)	8,500	935
Team Health Holdings, Inc. (a)	1,700	21,964
Teleflex, Inc.	4,700	255,116
Theragenics Corp. (a)	4,533	5,213
ThermoGenesis Corp. (a)	8,000	3,920
Thoratec Corp. (a)	8,000	341,840
Tomotherapy, Inc. (a)	5,200	16,536
Trans1, Inc. (a)	1,100	2,871
Transcend Services, Inc. (a)	200	2,700
Triple-S Management Corp. (a)	1,400	25,970
US Physical Therapy, Inc. (a)	1,600	27,008
Uluru, Inc. (a)	400	55
Universal American Financial Corp. (a)	4,400	63,360
Universal Health Services, Inc., Class B	12,600	480,690
Urologix, Inc. (a)	2,686	2,901
Utah Medical Products, Inc.	800	19,952
Vascular Solutions, Inc. (a)	1,500	18,750
Virtual Radiologic Corp. (a)	1,600	27,456
Volcano Corp. (a)	6,400	139,648
WellCare Health Plans, Inc. (a)	4,900	116,326
West Pharmaceutical Services, Inc.	3,600	131,364
Wright Medical Group, Inc. (a)	6,200	102,982
Zoll Medical Corp. (a)	3,510	95,121

		18,250,164

Household Goods & Home Construction — 1.8%
ACCO Brands Corp. (a)	5,615	28,019
Bassett Furniture Industries, Inc. (a)	2,349	10,054
Beazer Homes USA, Inc. (a)(b)	7,979	28,964
Blount International, Inc. (a)	3,896	40,012
Blyth, Inc.	675	22,997
Briggs & Stratton Corp.	8,000	136,160
Brookfield Homes Corp. (a)(b)	1,876	12,644
Cavco Industries, Inc. (a)	710	24,978
Central Garden & Pet Co., Class A (a)	7,058	63,310
Church & Dwight Co., Inc.	9,400	589,474
Compx International, Inc.	1,600	15,760
Comstock Homebuilding Cos., Inc., Class A (a)	4,512	6,317
Dixie Group, Inc. (a)	3,186	11,724
Energizer Holdings, Inc. (a)	8,516	428,185
Ethan Allen Interiors, Inc.	4,622	64,662
Flexsteel Industries, Inc.	367	4,037
Forward Industries, Inc. (a)	1,100	3,421
Furniture Brands International, Inc. (a)	4,400	22,968
HNI Corp.	4,220	116,430
Herman Miller, Inc.	8,590	162,093

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	15

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Household Goods & Home Construction (concluded)
hhgregg, Inc. (a)	1,900	$44,308
Hooker Furniture Corp.	1,700	18,122
Hovnanian Enterprises, Inc., Class A (a)(b)	6,399	23,548
Interface, Inc., Class A	6,074	65,235
iRobot Corp. (a)	2,100	39,459
Jarden Corp.	11,235	301,884
KB Home	10,134	111,474
Kid Brands, Inc. (a)	1,813	12,745
Knoll, Inc.	5,200	69,108
L.S. Starrett Co., Class A	700	6,671
La-Z-Boy, Inc. (a)	5,700	42,351
Libbey, Inc. (a)	1,856	24,091
Lifetime Brands, Inc. (a)	2,500	36,550
M/I Homes, Inc. (a)	3,600	34,704
MDC Holdings, Inc.	5,316	143,266
Meritage Homes Corp. (a)	4,200	68,376
Middleby Corp. (a)	2,211	117,603
Mohawk Industries, Inc. (a)	6,864	314,097
NVR, Inc. (a)	750	491,273
National Presto Industries, Inc.	500	46,430
Oil-Dri Corp. of America	700	16,065
Palm Harbor Homes, Inc. (a)	3,989	7,100
Ryland Group, Inc.	5,756	91,060
The Scotts Miracle-Gro Co.	5,200	230,932
Sealy Corp. (a)(b)	6,100	16,287
Select Comfort Corp. (a)	6,304	55,160
Skyline Corp.	1,000	18,010
Standard-Pacific Corp. (a)	16,331	54,382
Stanley Furniture Co., Inc. (a)	2,400	9,744
Steelcase, Inc., Class A	7,404	57,381
Tempur-Pedic International, Inc. (a)	9,900	304,425
Toll Brothers, Inc. (a)	18,000	294,480
Tupperware Corp.	7,655	305,052
Virco Manufacturing Corp.	2,505	7,515
WD-40 Co.	1,900	63,460

		5,334,557

Industrial Engineering — 3.1%
AGCO Corp. (a)	11,601	312,879
Alamo Group, Inc.	1,400	30,380
Albany International Corp., Class A	3,070	49,703
Altra Holdings, Inc. (a)	4,300	55,986
American Railcar Industries, Inc. (a)	1,800	21,744
ArvinMeritor, Inc. (a)	11,100	145,410
Astec Industries, Inc. (a)	2,342	64,944
Broadwind Energy, Inc. (a)	5,684	15,915
Brush Engineered Materials, Inc. (a)	2,800	55,944
Bucyrus International, Inc.	9,900	469,755
CIRCOR International, Inc.	3,000	76,740
Cascade Corp.	1,200	42,732
Ceco Environmental Corp. (a)	3,417	15,992

Common Stocks	Shares	Value

Industrial Engineering (continued)
Chicago Rivet & Machine Co.	100	$1,415
Clarcor, Inc.	5,800	206,016
Colfax Corp. (a)	2,330	24,255
Columbus McKinnon Corp. (a)	2,433	33,989
Commercial Vehicle Group, Inc. (a)	2,985	30,477
Crane Co.	5,813	175,611
Donaldson Co., Inc.	8,919	380,395
Dynamic Materials Corp.	1,400	22,456
The Eastern Co.	300	4,398
Energy Recovery, Inc. (a)	7,000	28,000
EnPro Industries, Inc. (a)	2,200	61,930
Federal Signal Corp.	5,335	32,223
Flow International Corp. (a)	4,500	10,620
Franklin Electric Co., Inc.	2,200	63,404
Freightcar America, Inc.	2,500	56,550
GATX Corp.	6,200	165,416
Gardner Denver, Inc.	6,800	303,212
The Gorman-Rupp Co.	1,870	46,844
Graco, Inc.	7,068	199,247
Graham Corp.	2,100	31,479
Greenbrier Cos., Inc. (a)	2,800	31,360
H&E Equipment Services, Inc. (a)	2,900	21,721
Hardinge, Inc.	1,900	16,188
Hurco Companies, Inc. (a)	1,300	19,305
IDEX Corp.	10,086	288,157
John Bean Technologies Corp.	3,105	47,351
Joy Global, Inc.	12,955	648,916
Kadant, Inc. (a)	1,121	19,528
Kaydon Corp.	3,800	124,868
Kennametal, Inc.	11,300	287,359
Key Technology, Inc. (a)	1,100	14,850
Kimball International, Inc., Class B	2,800	15,484
Lincoln Electric Holdings, Inc.	5,695	290,388
Lindsay Manufacturing Co. (b)	2,000	63,380
Lydall, Inc. (a)	1,800	13,752
MFRI, Inc. (a)	1,400	8,400
Manitowoc Co.	16,600	151,724
Met-Pro Corp.	1,700	18,292
Mine Safety Appliances Co.	3,300	81,774
Mueller Industries, Inc.	4,308	105,977
NACCO Industries, Inc., Class A	649	57,605
NN, Inc. (a)	3,590	17,950
Navistar International Corp. (a)	7,400	364,080
Nordson Corp.	3,705	207,776
Oshkosh Corp. (a)	11,133	346,904
PMFG, Inc. (a)	1,583	23,983
Pentair, Inc.	12,145	391,069
Robbins & Myers, Inc.	3,200	69,568
SPX Corp.	6,748	356,362
Sauer-Danfoss, Inc. (a)	1,100	13,442
Spartan Motors, Inc.	3,324	13,961
Standex International Corp.	2,500	63,375
Sun Hydraulics, Inc.	1,650	38,709
Sypris Solutions, Inc. (a)	2,109	8,457
Tecumseh Products Co., Class A (a)	1,800	20,016

See Notes to Financial Statements.

16	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrial Engineering (concluded)
Tennant Co.	2,088	$70,616
Terex Corp. (a)	13,314	249,504
Timken Co.	10,900	283,291
Toro Co.	4,890	240,197
Trinity Industries, Inc.	9,452	167,489
Twin Disc, Inc.	1,600	18,176
Wabash National Corp. (a)	6,050	43,016
Westinghouse Air Brake Technologies Corp.	5,733	228,689
Williams Controls, Inc. (a)	500	4,525
Woodward Governor Co.	6,879	175,621

		8,979,216

Industrial Metals & Mining — 0.8%
Ampco-Pittsburgh Corp.	1,000	20,830
Carpenter Technology Corp.	5,041	165,496
Century Aluminum Co. (a)	8,440	74,525
Cold Metal Products, Inc. (a)	1,400	—
Commercial Metals Co.	14,400	190,368
Friedman Industries, Inc.	600	3,342
Haynes International, Inc.	1,465	45,166
Horsehead Holding Corp. (a)	5,200	39,312
Intrepid Potash, Inc. (a)	6,100	119,377
Kaiser Aluminum Corp.	1,534	53,184
Olympic Steel, Inc.	1,905	43,758
RTI International Metals, Inc. (a)	4,200	101,262
Reliance Steel & Aluminum Co.	7,738	279,729
Southern Copper Corp.	27,432	728,045
Steel Dynamics, Inc.	26,466	349,086
Synalloy Corp.	1,300	10,868
USEC, Inc. (a)	12,200	58,072
Universal Stainless & Alloy Products, Inc. (a)	700	11,193
Uranium Energy Corp. (a)(b)	8,800	20,768
Uranium Resources, Inc. (a)	7,012	2,784
WHX Corp. (a)	1,819	7,749
Worthington Industries, Inc.	7,167	92,168

		2,417,082

Industrial Transportation — 1.5%
ATC Technology Corp. (a)	2,205	35,545
Air Transport Services Group, Inc. (a)	7,785	37,057
Aircastle Ltd.	5,600	43,960
Alexander & Baldwin, Inc.	4,928	146,756
American Commercial Lines, Inc. (a)	1,125	25,324
Arkansas Best Corp.	3,800	78,850
Atlas Air Worldwide Holdings, Inc. (a)	2,600	123,500
Celadon Group, Inc. (a)	2,314	32,720
Con-way, Inc.	6,540	196,331
Covenant Transport Group, Class A (a)	3,019	20,378
DHT Holdings, Inc.	5,500	21,175
Dynamex, Inc. (a)	900	10,980
Eagle Bulk Shipping, Inc. (a)(b)	10,861	45,833

Common Stocks	Shares	Value

Industrial Transportation (concluded)
Excel Maritime Carriers Ltd. (a)(b)	3,800	$19,456
Forward Air Corp.	3,409	92,895
Frozen Food Express Industries, Inc. (a)	5,389	18,861
Genco Shipping & Trading Ltd. (a)(b)	3,878	58,131
General Maritime Corp.	9,252	55,882
Genesee & Wyoming, Inc., Class A (a)	4,616	172,223
HUB Group, Inc., Class A (a)	4,575	137,296
Heartland Express, Inc.	7,008	101,756
Horizon Lines, Inc., Class A	3,300	13,959
International Shipholding Corp.	600	13,278
J.B. Hunt Transport Services, Inc.	13,000	424,710
Kansas City Southern (a)	12,774	464,335
Kirby Corp. (a)	6,646	254,209
Knight Transportation, Inc.	6,200	125,488
Landstar System, Inc.	6,500	253,435
Marten Transport Ltd. (a)	1,637	34,017
Old Dominion Freight Line, Inc. (a)	4,762	167,337
Overseas Shipholding Group, Inc.	3,600	133,344
P.A.M. Transportation Services, Inc. (a)	600	9,018
PHH Corp. (a)	5,900	112,336
Pacer International, Inc. (a)	7,000	48,930
Patriot Transportation Holding, Inc. (a)	193	15,616
Quality Distribution, Inc. (a)	3,097	16,011
Railamerica, Inc. (a)	2,600	25,792
SMF Energy Corp. (a)	134	164
Saia, Inc. (a)	3,200	48,000
Ship Finance International Ltd.	5,019	89,740
TAL International Group, Inc.	1,400	31,458
Teekay Corp.	5,247	137,314
Textainer Group Holdings Ltd.	1,900	45,866
USA Truck, Inc. (a)	1,082	17,442
UTI Worldwide, Inc.	12,662	156,755
Universal Truckload Services, Inc. (a)	900	12,537
Werner Enterprises, Inc.	7,800	170,742
Willis Lease Finance Corp. (a)	200	1,844
World Fuel Services Corp.	7,600	197,144
YRC Worldwide, Inc. (a)	10,214	1,532

		4,497,262

Leisure Goods — 0.9%
Activision Blizzard, Inc. (c)	72,188	757,252
Arctic Cat, Inc. (a)	1,300	11,843
Brunswick Corp.	11,400	141,702
Callaway Golf Co.	11,400	68,856
DTS, Inc. (a)	3,100	101,897
Drew Industries, Inc. (a)	2,200	44,440
Emerson Radio Corp.	2,998	5,097
Escalade, Inc. (a)	1,740	8,543
Garmin Ltd. (b)	15,500	452,290
Glu Mobile, Inc. (a)	4,200	5,586

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	17

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Leisure Goods (concluded)
Jakks Pacific, Inc. (a)	5,313	$76,401
Koss Corp.	400	2,104
Leapfrog Enterprises, Inc. (a)	7,653	30,765
Majesco Entertainment Co. (a)	1,500	1,065
Marine Products Corp. (a)	700	3,962
Meade Instruments Corp. (a)	433	1,407
Nautilus, Inc. (a)	2,400	3,648
Polaris Industries, Inc.	3,700	202,094
Pool Corp.	5,350	117,272
RC2 Corp. (a)	1,970	31,737
Sport Supply Group, Inc.	2,100	28,266
Steinway Musical Instruments, Inc. (a)	1,310	23,305
THQ, Inc. (a)	10,326	44,608
Take-Two Interactive Software, Inc. (a)	10,674	96,066
Thor Industries, Inc.	4,185	99,394
TiVo, Inc. (a)	12,683	93,601
Universal Electronics, Inc. (a)	1,700	28,271
Winnebago Industries, Inc. (a)	4,500	44,730

		2,526,202

Life Insurance — 0.5%
American Equity Investment Life Holding Co.	6,100	62,952
American Independence Corp. (a)	313	1,596
Amerisafe, Inc. (a)	3,900	68,445
Atlantic American Corp. (a)	1,107	1,428
CNO Financial Group, Inc. (a)	32,800	162,360
Citizens, Inc. (a)	3,604	24,003
Delphi Financial Group, Inc., Class A	7,250	176,973
eHealth, Inc. (a)	4,100	46,617
Employers Holdings, Inc.	5,500	81,015
FBL Financial Group, Inc., Class A	1,700	35,700
Independence Holding Co.	720	4,298
Kansas City Life Insurance Co.	700	20,699
National Western Life Insurance Co., Class A	307	46,897
The Phoenix Cos., Inc. (a)	11,427	24,111
Presidential Life Corp.	3,100	28,210
Protective Life Corp.	10,439	223,290
Stancorp Financial Group, Inc.	6,900	279,726
Symetra Financial Corp.	3,110	37,320

		1,325,640

Media — 3.1%
AH Belo Corp. (a)	1,296	8,605
Acxiom Corp. (a)	11,400	167,466
Alloy, Inc. (a)	1,300	12,194
American Greetings Corp., Class A	5,200	97,552
Arbitron, Inc.	4,200	107,646

Common Stocks	Shares	Value

Media (continued)
Ascent Media Corp., Class A (a)	1,406	$35,516
Avid Technology, Inc. (a)	3,356	42,722
Beasley Broadcasting Group, Inc., Class A (a)	4,100	19,967
Belo Corp., Class A (a)	9,980	56,786
CKX, Inc. (a)	7,612	37,984
CSS Industries, Inc.	904	14,916
CTN Media Group, Inc. (a)	50	—
Cablevision Systems Corp., Class A	29,998	720,252
Clear Channel Outdoor Holdings, Inc., Class A (a)	6,200	53,816
ComScore, Inc. (a)	2,450	40,351
Constant Contact, Inc. (a)	4,236	90,354
Courier Corp.	2,237	27,314
Crown Media Holdings, Inc., Class A (a)	1,500	2,640
Cumulus Media, Inc., Class A (a)	6,165	16,461
DG FastChannel, Inc. (a)	2,938	95,720
DISH Network Corp.	26,665	483,970
Dex One Corp. (a)	5,918	112,442
The Dolan Co. (a)	4,000	44,480
Dolby Laboratories, Inc., Class A (a)	6,700	420,023
DreamWorks Animation SKG, Inc., Class A (a)	9,500	271,225
EDCI Holdings, Inc.	2,044	7,338
EW Scripps Co. (a)	3,233	24,021
Emmis Communications Corp., Class A (a)	6,400	14,080
Entercom Communications Corp. (a)	3,000	26,460
Entravision Communications Corp., Class A (a)	6,500	13,715
Factset Research Systems, Inc.	5,750	385,192
Fisher Communications, Inc. (a)	700	11,788
Global Traffic Network, Inc. (a)	2,090	11,244
Gray Television, Inc. (a)	10,300	24,823
HSW International, Inc. (a)	40	82
Harte-Hanks, Inc.	4,300	44,935
Hollywood Media Corp. (a)	4,300	5,074
iBEAM Broadcasting Corp. (a)	80	—
IHS, Inc., Class A (a)	5,600	327,152
infoGROUP, Inc. (a)	3,200	25,536
Interactive Data Corp.	3,838	128,112
interCLICK, Inc. (a)	2,000	7,360
inVentiv Health, Inc. (a)	4,180	107,008
John Wiley & Sons, Inc., Class A	5,800	224,286
Journal Communications, Inc., Class A (a)	4,500	17,865
Knology, Inc. (a)	3,500	38,255
The Knot, Inc. (a)	3,100	24,118
Lamar Advertising Co., Class A (a)	8,207	201,236
Lee Enterprises, Inc. (a)	5,300	13,621
Liberty Global, Inc. (a)	29,841	775,568

See Notes to Financial Statements.

18	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Media (concluded)
Liberty Global, Inc., Series C (a)	3,922	$101,933
Liberty Media Corp. - Starz, Series A (a)	6,932	359,355
Liberty Media Holding Corp. - Capital (a)	10,770	451,371
Liberty Media Holding Corp. - Interactive (a)	79,436	834,078
Lin TV Corp., Class A (a)	3,200	17,312
Local.com Corp. (a)	500	3,420
LodgeNet Interactive Corp. (a)	3,600	13,356
Marchex, Inc., Class B	3,200	12,320
Martha Stewart Living Omnimedia, Inc., Class A (a)	4,241	20,866
McClatchy Co., Class A (a)(b)	8,231	29,961
Media General, Inc., Class A (a)	2,100	20,496
Mediacom Communications Corp., Class A (a)	5,900	39,648
Morningstar, Inc. (a)	2,415	102,686
National CineMedia, Inc.	5,100	84,966
New Frontier Media, Inc. (a)	5,400	8,694
Nexstar Broadcasting Group, Inc., Class A (a)	4,500	19,710
Outdoor Channel Holdings, Inc. (a)	400	1,868
PDI, Inc. (a)	1,330	11,012
Playboy Enterprises, Inc., Class B (a)	6,168	25,906
Primedia, Inc.	3,905	11,442
Radio One, Inc., Class D (a)	4,021	5,147
SPAR Group, Inc. (a)	1,400	714
Saga Communications, Inc. (a)	357	8,525
Salem Communications Corp., Class A (a)	1,600	5,936
Salon Media Group, Inc. (a)	30	6
Schawk, Inc.	2,100	31,395
Scholastic Corp.	3,810	91,897
Sinclair Broadcast Group, Inc., Class A (a)	8,400	48,972
Sirius XM Radio, Inc. (a)(b)	491,750	466,917
Spanish Broadcasting System, Inc., Class A (a)	6,546	7,462
SuperMedia, Inc. (a)(b)	2,560	46,822
TechTarget, Inc. (a)	1,100	5,918
TheStreet.com, Inc.	2,600	7,488
Valassis Communications, Inc. (a)	6,699	212,492
Value Line, Inc.	100	1,814
ValueClick, Inc. (a)	12,408	132,641
Vertro, Inc. (a)	4,400	2,178
Warner Music Group Corp. (a)	7,700	37,422
WebMD Health Corp., Class A (a)	5,784	268,551
WebMediaBrands, Inc. (a)	1,900	1,710
Westwood One, Inc. (a)	18	178

		8,993,856

Mining — 1.1%
AMCOL International Corp.	3,042	71,487
Allied Nevada Gold Corp. (a)	8,517	167,614

Common Stocks	Shares	Value

Mining (concluded)
Alpha Natural Resources, Inc. (a)	15,401	$521,632
Arch Coal, Inc.	21,631	428,510
Capital Gold Corp. (a)	6,889	27,556
Cloud Peak Energy, Inc. (a)	5,200	68,952
Coeur d’Alene Mines Corp. (a)	9,692	152,940
Compass Minerals International, Inc.	4,600	323,288
Evergreen Energy, Inc. (a)	8,200	869
General Moly, Inc. (a)	6,700	20,636
Hecla Mining Co. (a)(b)	29,585	154,434
International Coal Group, Inc. (a)	15,656	60,276
James River Coal Co. (a)	4,305	68,535
National Coal Corp. (a)	1,050	630
Patriot Coal Corp. (a)	10,192	119,756
Royal Gold, Inc.	7,635	366,480
Solitario Exploration & Royalty Corp. (a)	6,600	14,058
Stillwater Mining Co. (a)	7,184	83,478
Timberline Resources Corp. (a)	6,000	5,638
US Energy Corp. Wyoming (a)	5,200	24,700
US Gold Corp. (a)	16,300	81,663
Vista Gold Corp. (a)	3,800	6,460
Walter Industries, Inc.	7,028	427,654
Westmoreland Coal Co. (a)	1,600	12,992

		3,210,238

Mobile Telecommunications — 1.1%
Atlantic Tele-Network, Inc.	1,100	45,430
Crown Castle International Corp. (a)	31,790	1,184,495
FiberTower Corp. (a)	6,288	29,679
Globalstar, Inc. (a)	7,142	10,999
Leap Wireless International, Inc. (a)	7,486	97,168
NII Holdings, Inc. (a)	22,000	715,440
NTELOS Holdings Corp.	5,300	91,160
ORBCOMM, Inc. (a)	1,800	3,276
SBA Communications Corp., Class A (a)(b)	16,100	547,561
Shenandoah Telecom Co.	2,000	35,480
Telephone & Data Systems, Inc.	8,800	267,432
Telephone & Data Systems, Inc., Special Shares	2,900	76,966
TerreStar Corp. (a)	5,100	2,525
U.S. Cellular Corp. (a)	1,600	65,840
USA Mobility, Inc.	5,300	68,476

		3,241,927

Nonlife Insurance — 4.0%
21st Century Holding Co.	2,379	8,969
AMBAC Financial Group, Inc. (a)(b)	33,212	22,252
Affirmative Insurance Holdings, Inc. (a)	3,097	12,357
Alleghany Corp. (a)	831	243,732

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	19

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Nonlife Insurance (continued)
Allied World Assurance Holdings Ltd.	5,900	$267,742
American Financial Group, Inc.	9,218	251,836
American National Insurance Co.	2,222	179,915
American Physicians Capital, Inc.	1,933	59,633
American Safety Insurance Holdings Ltd. (a)	3,100	48,732
AmTrust Financial Services, Inc.	4,300	51,772
Arch Capital Group Ltd. (a)	6,587	490,732
Argo Group International Holdings Ltd.	4,739	144,966
Arthur J. Gallagher & Co.	11,700	285,246
Aspen Insurance Holdings Ltd.	10,800	267,192
Assured Guaranty Ltd.	20,319	269,633
Axis Capital Holdings Ltd.	19,600	582,512
Baldwin & Lyons, Inc., Class B	950	19,960
Brown & Brown, Inc.	15,700	300,498
CNA Financial Corp. (a)	4,034	103,109
CNA Surety Corp. (a)	1,900	30,533
Donegal Group, Inc., Class A	500	6,145
EMC Insurance Group, Inc.	1,100	24,123
Eastern Insurance Holdings, Inc.	1,900	20,178
Endurance Specialty Holdings Ltd.	7,000	262,710
Enstar Group Ltd. (a)	600	39,864
Erie Indemnity Co., Class A	4,388	199,654
Everest Re Group Ltd.	7,300	516,256
FPIC Insurance Group, Inc. (a)	2,400	61,560
First Acceptance Corp. (a)	1,327	2,269
First American Financial Corp.	16,289	206,545
First Mercury Financial Corp.	2,400	25,392
Flagstone Reinsurance Holdings SA	4,500	48,690
Greenlight Capital Re Ltd. (a)	3,700	93,203
HCC Insurance Holdings, Inc.	13,450	333,022
The Hanover Insurance Group, Inc.	6,700	291,450
Harleysville Group, Inc.	1,400	43,442
Horace Mann Educators Corp.	4,300	65,790
Infinity Property & Casualty Corp.	1,800	83,124
InsWeb Corp. (a)	662	3,118
Life Partners Holdings, Inc.	1,831	37,462
Life Quotes, Inc. (a)	366	1,449
MBIA, Inc. (a)	20,546	115,263
Maiden Holdings Ltd.	5,278	34,676
Markel Corp. (a)	1,240	421,600
Meadowbrook Insurance Group, Inc.	4,400	37,972
Mercer Insurance Group, Inc.	1,400	23,688
Mercury General Corp.	2,961	122,704
Montpelier Re Holdings Ltd.	9,300	138,849
NYMAGIC, Inc.	600	11,574
National Interstate Corp.	600	11,892
National Security Group, Inc.	120	1,495
Navigators Group, Inc. (a)	1,700	69,921
Old Republic International Corp.	29,613	359,206
OneBeacon Insurance Group Ltd.	4,600	65,872

Common Stocks	Shares	Value

Nonlife Insurance (concluded)
PMA Capital Corp., Class A (a)	4,695	$30,752
PartnerRe Ltd.	9,112	639,116
Platinum Underwriters Holdings Ltd.	7,200	261,288
ProAssurance Corp. (a)	4,400	249,744
RLI Corp.	2,100	110,271
Reinsurance Group of America, Inc.	9,095	415,732
RenaissanceRe Holdings Ltd.	7,700	433,279
Safety Insurance Group, Inc.	1,800	66,636
SeaBright Holdings, Inc.	4,700	44,556
Selective Insurance Group, Inc.	5,800	86,188
State Auto Financial Corp.	1,425	22,102
Tower Group, Inc.	6,270	134,993
Transatlantic Holdings, Inc.	8,162	391,450
Unico American Corp.	300	2,820
United America Indemnity, Ltd. (a)	2,700	19,872
United Fire & Casualty Co.	2,253	44,655
Unitrin, Inc.	5,170	132,352
Universal Insurance Holdings, Inc.	6,100	25,498
Validus Holdings Ltd.	11,455	279,731
W.R. Berkley Corp.	17,090	452,201
Wesco Financial Corp.	168	54,298
White Mountains Insurance Group, Inc.	932	302,154

		11,621,167

Oil & Gas Producers — 3.7%
ATP Oil & Gas Corp. (a)(b)	6,400	67,776
Abraxas Petroleum Corp. (a)	9,427	26,396
Adams Resources & Energy, Inc.	800	14,400
Alon USA Energy, Inc.	1,500	9,540
American Oil & Gas, Inc. (a)	9,900	62,172
Apco Oil and Gas International, Inc.	1,241	29,176
Approach Resources, Inc. (a)	1,926	13,251
Arena Resources, Inc. (a)	5,000	159,500
Atlas Energy, Inc. (a)	9,921	268,561
BPZ Resources, Inc. (a)(b)	12,853	53,340
Barnwell Industries, Inc. (a)	2,673	7,484
Berry Petroleum Co., Class A	6,400	164,608
Bill Barrett Corp. (a)	4,585	141,080
Brigham Exploration Co. (a)	14,371	221,026
CREDO Petroleum Corp. (a)	1,700	12,512
CVR Energy, Inc. (a)	5,854	44,022
Callon Petroleum Co. (a)	2,686	16,922
Carrizo Oil & Gas, Inc. (a)	4,300	66,779
Cheniere Energy, Inc. (a)	9,500	26,790
Cimarex Energy Co.	10,644	761,897
Clayton Williams Energy, Inc. (a)	1,197	50,418
Cobalt International Energy, Inc. (a)	9,300	69,285
Comstock Resources, Inc. (a)	6,600	182,952
Concho Resources, Inc. (a)	9,751	539,523
Contango Oil & Gas Co. (a)	1,500	67,125
Continental Resources, Inc. (a)	4,019	179,328
Delek US Holdings, Inc.	1,600	11,680

See Notes to Financial Statements.

20	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Oil & Gas Producers (concluded)
Delta Petroleum Corp. (a)(b)	24,435	$21,014
Double Eagle Pete & Mining Co. (a)	4,983	21,178
Dune Energy, Inc. (a)	1,560	174
EXCO Resources, Inc.	22,100	322,881
Endeavour International Corp. (a)	20,400	21,624
Energen Corp.	8,996	398,793
FX Energy, Inc. (a)	5,900	21,358
Forest Oil Corp. (a)	13,978	382,438
Frontier Oil Corp.	13,398	180,203
GMX Resources Inc. (a)	4,923	31,950
Gasco Energy, Inc. (a)	5,700	2,029
GeoMet, Inc. (a)	7,532	8,586
GeoPetro Resources Co. (a)	9,626	4,428
GeoResources, Inc. (a)	1,532	21,341
Goodrich Petroleum Corp. (a)	4,098	49,176
Gulfport Energy Corp. (a)	3,900	46,254
Harvest Natural Resources, Inc. (a)	7,300	53,801
Holly Corp.	5,700	151,506
Houston American Energy Corp.	2,100	20,706
John D. Oil & Gas Co. (a)	6,000	270
Magnum Hunter Resources Corp. (a)	10,000	43,600
Mariner Energy, Inc. (a)	12,399	266,331
McMoRan Exploration Co. (a)	11,026	122,499
Newfield Exploration Co. (a)	16,970	829,154
Northern Oil And Gas, Inc. (a)	5,286	67,872
Panhandle Oil & Gas, Inc.	900	23,787
Penn Virginia Corp.	6,800	136,748
PetroHawk Energy Corp. (a)	38,501	653,362
Petroleum Development Corp. (a)	3,280	84,034
Petroquest Energy, Inc. (a)	8,675	58,643
Plains Exploration & Production Co. (a)	18,019	371,372
PostRock Energy Corp. (a)	2,589	12,427
Quicksilver Resources, Inc. (a)	15,260	167,860
Ram Energy Resources, Inc. (a)	7,700	15,939
Resolute Energy Corp. (a)	5,404	66,145
Rex Energy Corp. (a)	5,500	55,550
Rosetta Resources, Inc. (a)	7,900	156,499
SM Energy Co.	8,400	337,344
SandRidge Energy, Inc. (a)(b)	24,626	143,570
Southern Union Co.	14,454	315,964
Stone Energy Corp. (a)	5,609	62,596
Swift Energy Co. (a)	4,400	118,404
Syntroleum Corp. (a)	9,000	14,760
Toreador Resources Corp. (a)	4,100	22,550
Tri-Valley Corp. (a)	9,954	10,054
Ultra Petroleum Corp. (a)	19,400	858,450
Vaalco Energy, Inc.	6,500	36,400
Venoco, Inc. (a)	2,700	44,469
W&T Offshore, Inc.	3,838	36,307
Warren Resources, Inc. (a)	16,300	47,270
Western Refining, Inc. (a)(b)	5,927	29,813
Whiting Petroleum Corp. (a)	6,600	517,572
Zion Oil & Gas, Inc. (a)(b)	4,585	23,017

		10,777,615

Common Stocks	Shares	Value

Oil Equipment, Service & Distribution — 2.0%
Allis-Chalmers Energy, Inc. (a)	4,641	$9,560
Atwood Oceanics, Inc. (a)	7,600	193,952
Basic Energy Services, Inc. (a)	2,600	20,020
Bolt Technology Corp. (a)	1,300	11,375
Boots & Coots, Inc. (a)	6,900	20,355
Bristow Group, Inc. (a)	3,896	114,542
Bronco Drilling Co., Inc. (a)	6,500	21,775
CARBO Ceramics, Inc.	2,850	205,742
Cal Dive International, Inc. (a)	10,891	63,712
Chart Industries, Inc. (a)	4,700	73,226
Complete Production Services, Inc. (a)	9,200	131,560
Crosstex Energy, Inc. (a)	8,100	51,921
Dawson Geophysical Co. (a)	1,900	40,413
Dresser-Rand Group, Inc. (a)	10,271	324,050
Dril-Quip, Inc. (a)	3,500	154,070
Exterran Holdings, Inc. (a)	8,863	228,754
Flotek Industries, Inc. (a)	2,400	2,904
Geokinetics, Inc. (a)	1,500	5,745
Global Industries Ltd. (a)	12,174	54,661
Gulf Island Fabrication, Inc.	1,630	25,298
Gulfmark Offshore, Inc., Class A (a)	3,006	78,757
Helix Energy Solutions Group, Inc. (a)	11,004	118,513
Hercules Offshore, Inc. (a)	18,700	45,441
Hornbeck Offshore Services, Inc. (a)	3,100	45,260
ION Geophysical Corp. (a)	12,542	43,646
Key Energy Services, Inc. (a)	14,934	137,094
Lufkin Industries, Inc.	4,600	179,354
Matrix Service Co. (a)	5,200	48,412
Mitcham Industries, Inc. (a)	1,700	11,475
NGAS Resources, Inc. (a)	4,700	4,935
Natural Gas Services Group (a)	2,200	33,286
Newpark Resources, Inc. (a)	10,364	62,702
OGE Energy Corp.	11,899	435,027
OYO Geospace Corp. (a)	1,000	48,480
Oceaneering International, Inc. (a)	6,800	305,320
Oil States International, Inc. (a)	5,914	234,076
Omni Energy Services Corp. (a)	4,113	10,982
PHI, Inc. (a)	1,900	26,771
Parker Drilling Co. (a)	12,500	49,375
Patterson-UTI Energy, Inc.	21,410	275,547
Pioneer Drilling Co. (a)	5,500	31,185
Pride International, Inc. (a)	19,572	437,238
RPC, Inc.	4,112	56,129
SEACOR Holdings, Inc. (a)	2,677	189,157
Seahawk Drilling, Inc. (a)	1,773	17,234
Sulphco, Inc. (a)	12,700	3,454
Superior Energy Services, Inc. (a)	9,185	171,484
Superior Well Services, Inc. (a)	4,500	75,240
T-3 Energy Services, Inc. (a)	2,200	61,380
Tesco Corp. (a)	4,077	50,066
Tetra Technologies, Inc. (a)	8,745	79,405
Tidewater, Inc.	7,155	277,042

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	21

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Oil Equipment, Service & Distribution (concluded)
Trico Marine Services, Inc. (a)(b)	4,500	$2,250
Union Drilling, Inc. (a)	2,700	14,877
Unit Corp. (a)	6,600	267,894

		5,682,123

Personal Goods — 1.3%
Alberto-Culver Co.	10,645	288,373
American Apparel, Inc. (a)	3,100	5,673
Carter’s, Inc. (a)	6,810	178,762
Charles & Colvard Ltd. (a)	4,480	12,499
Cherokee, Inc.	2,400	41,040
Columbia Sportswear Co.	1,600	74,672
Crocs, Inc. (a)	11,935	126,272
Culp, Inc. (a)	2,100	23,016
Deckers Outdoor Corp. (a)	1,756	250,880
Elizabeth Arden, Inc. (a)	4,500	65,340
Fossil, Inc. (a)	6,117	212,260
G-III Apparel Group, Ltd. (a)	1,726	39,508
Hanesbrands, Inc. (a)	11,709	281,719
Heelys, Inc. (a)	3,956	9,613
Helen of Troy Ltd. (a)	4,500	99,270
Iconix Brand Group, Inc. (a)	10,781	154,923
Inter Parfums, Inc.	2,450	34,863
Joe’s Jeans, Inc. (a)	11,900	23,562
Jones Apparel Group, Inc.	10,100	160,085
K-Swiss, Inc., Class A (a)	3,200	35,936
Kenneth Cole Productions, Inc., Class A (a)	2,900	31,929
Lacrosse Footwear, Inc.	500	8,420
Lakeland Industries, Inc. (a)	1,210	11,084
Liz Claiborne, Inc. (a)(b)	12,689	53,548
Maidenform Brands, Inc. (a)	2,354	47,927
Movado Group, Inc. (a)	2,600	27,768
Orchids Paper Products Co. (a)	1,900	24,700
Oxford Industries, Inc.	1,900	39,767
Parlux Fragrances, Inc. (a)	3,918	7,013
Perry Ellis International, Inc. (a)	2,100	42,420
Phillips-Van Heusen Corp.	6,295	291,270
Phoenix Footwear Group, Inc. (a)	1,000	380
Physicians Formula Holdings, Inc. (a)	3,138	10,355
Quiksilver, Inc. (a)	14,934	55,256
Revlon, Inc., Class A (a)	2,189	24,429
Rocky Brands, Inc. (a)	1,000	6,390
Skechers U.S.A., Inc., Class A (a)	4,500	164,340
Steven Madden Ltd. (a)	4,050	127,656
Superior Uniform Group, Inc.	1,500	14,625
Tandy Brands Accessories, Inc. (a)	1,401	5,044
Timberland Co., Class A (a)	4,972	80,298
True Religion Apparel, Inc. (a)	4,200	92,694
Under Armour, Inc., Class A (a)(b)	4,137	137,059
Unifi, Inc. (a)	4,272	16,319
Volcom, Inc. (a)	2,200	40,854
The Warnaco Group, Inc. (a)	6,400	231,296

Common Stocks	Shares	Value

Personal Goods (concluded)
Weyco Group, Inc.	700	$15,946
Wolverine World Wide, Inc.	5,400	136,188

		3,863,241

Pharmaceuticals & Biotechnology — 4.6%
AMAG Pharmaceuticals, Inc. (a)	3,200	109,920
ARCA Biopharma, Inc. (a)	511	1,732
ARYx Therapeutics, Inc. (a)	2,900	1,218
AVI BioPharma, Inc. (a)	19,500	31,395
Aastrom Biosciences, Inc. (a)	7,528	11,217
The Abraxis Bioscience, Inc.(a)	693	51,421
Acadia Pharmaceuticals, Inc. (a)	4,500	4,905
Achillion Pharmaceuticals, Inc. (a)	9,800	21,560
Acorda Therapeutics, Inc. (a)	5,500	171,105
Acura Pharmaceuticals, Inc. (a)(b)	2,600	6,526
Adolor Corp. (a)	7,200	7,848
Affymax, Inc. (a)	1,300	7,774
Affymetrix, Inc. (a)	10,960	64,664
Akorn, Inc. (a)	8,100	24,057
Albany Molecular Research, Inc. (a)	2,000	10,340
Alexion Pharmaceuticals, Inc. (a)	11,350	581,007
Alexza Pharmaceuticals, Inc. (a)	3,600	9,792
Alkermes, Inc. (a)	14,200	176,790
Allos Therapeutics, Inc. (a)	13,000	79,690
Alnylam Pharmaceuticals, Inc. (a)	4,223	63,429
Amicus Therapeutics, Inc. (a)	1,700	3,808
Amylin Pharmaceuticals, Inc. (a)	17,715	333,042
Anadys Pharmaceuticals, Inc. (a)	10,400	19,968
Antigenics, Inc. (a)	12,100	9,813
Ardea Biosciences, Inc. (a)	1,900	39,064
Arena Pharmaceuticals, Inc. (a)(b)	15,357	47,146
Ariad Pharmaceuticals, Inc. (a)	18,624	52,520
Arqule, Inc. (a)	5,130	22,059
Array Biopharma, Inc. (a)	10,600	32,330
AspenBio Pharma, Inc. (a)	1,794	1,758
Auxilium Pharmaceuticals, Inc. (a)	6,200	145,700
Avanir Pharmaceuticals, Inc. (a)	7,050	18,119
BioCryst Pharmaceuticals, Inc. (a)	3,937	23,268
Biodel, Inc. (a)	600	2,268
BioMarin Pharmaceuticals, Inc. (a)	14,300	271,128
BioMimetic Therapeutics, Inc. (a)	1,750	19,460
Biosante Pharmaceuticals, Inc. (a)(b)	9,451	16,634
CPEX Pharmaceuticals, Inc. (a)	90	2,385
Cadence Pharmaceuticals, Inc. (a)(b)	2,985	20,925
Caliper Life Sciences, Inc. (a)	4,957	21,166
Capstone Therapeutics Corp. (a)	4,100	2,710
Caraco Pharmaceutical Laboratories Ltd. (a)	1,400	6,608
Cel-Sci Corp. (a)	23,000	11,270
Celera Corp. (a)	8,800	57,640
Cell Therapeutics, Inc. (a)	79,042	29,649
Celldex Therapeutics, Inc. (a)	7,466	34,045

See Notes to Financial Statements.

22	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (continued)
Cerus Corp. (a)(b)	10,900	$34,444
Charles River Laboratories International, Inc. (a)	7,792	266,564
Chelsea Therapeutics International, Inc. (a)	7,185	21,052
Columbia Laboratories, Inc. (a)	7,400	7,844
Cubist Pharmaceuticals, Inc. (a)	8,200	168,920
Cumberland Pharmaceuticals, Inc. (a)	600	3,852
Curis, Inc. (a)	14,000	19,460
Cypress Bioscience, Inc. (a)	7,500	17,250
Cytokinetics, Inc. (a)	4,200	9,954
Cytori Therapeutics, Inc. (a)	6,000	20,880
CytRx Corp. (a)	24,700	19,019
Dendreon Corp. (a)	17,064	551,679
Depomed, Inc. (a)	7,300	20,440
Discovery Laboratories, Inc. (a)	26,500	5,035
Durect Corp. (a)	7,200	17,496
Dusa Pharmaceuticals, Inc. (a)	4,249	9,135
Dyax Corp. (a)	11,394	25,864
Dynavax Technologies Corp. (a)	8,211	15,272
Emergent Biosolutions, Inc. (a)	2,500	40,850
Emisphere Technologies, Inc. (a)	4,800	15,072
Endo Pharmaceuticals Holdings, Inc. (a)	14,600	318,572
Entremed, Inc. (a)	8,889	3,586
Enzo Biochem, Inc. (a)	3,973	16,170
Enzon Pharmaceuticals, Inc. (a)	7,400	78,810
EpiCept Corp. (a)	4,465	4,554
Exact Sciences Corp. (a)	3,653	16,073
Exelixis, Inc. (a)	12,569	43,614
Furiex Pharmaceuticals, Inc. (a)	1,275	12,954
GTC Biotherapeutics, Inc. (a)	900	432
GTx, Inc. (a)	2,400	7,320
Gen-Probe, Inc. (a)	6,300	286,146
GenVec, Inc. (a)	21,538	9,910
General Liquidating Trust Certificates (a)	566	1
Genomic Health, Inc. (a)	2,100	27,153
Genta, Inc. (a)	26	1
Geron Corp. (a)(b)	14,100	70,782
Halozyme Therapeutics, Inc. (a)	9,281	65,338
Harbor BioSciences, Inc. (a)	2,300	621
Harvard Bioscience, Inc. (a)	1,520	5,411
Helicos BioSciences Corp. (a)	500	222
Hemispherx Biopharma, Inc. (a)	9,683	4,537
Hi-Tech Pharmacal Co., Inc. (a)	1,706	39,084
Human Genome Sciences, Inc. (a)	23,754	538,266
Idenix Pharmaceuticals, Inc. (a)	5,014	25,070
Idera Pharmaceuticals, Inc. (a)	2,100	7,560
Illumina, Inc. (a)(b)	15,992	696,132
ImmunoGen, Inc. (a)	10,000	92,700
Immunomedics, Inc. (a)(b)	13,200	40,788
Impax Laboratories, Inc. (a)	7,500	142,950
Incyte Corp. (a)	15,691	173,699

Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (continued)
Infinity Pharmaceuticals, Inc. (a)	2,563	$15,147
Inovio Pharmaceuticals, Inc. (a)	13,600	13,872
Insmed, Inc. (a)	13,600	9,147
Inspire Pharmaceuticals, Inc. (a)	7,623	38,039
InterMune, Inc. (a)	6,584	61,560
Ironwood Pharmaceuticals, Inc. (a)	1,136	13,541
Isis Pharmaceuticals, Inc. (a)	10,970	104,983
Ista Pharmaceuticals, Inc. (a)	5,300	11,607
Javelin Pharmaceuticals, Inc. (a)	6,200	13,640
Jazz Pharmaceuticals, Inc. (a)	2,709	21,211
K-V Pharmaceutical Co., Class A (a)	4,100	3,444
Keryx Biopharmaceuticals, Inc. (a)(b)	8,751	32,029
Lexicon Genetics, Inc. (a)	26,191	33,525
Ligand Pharmaceuticals, Inc., Class B (a)	19,022	27,772
Luminex Corp. (a)	5,300	85,966
MAP Pharmaceuticals, Inc. (a)	1,638	21,491
MDRNA, Inc. (a)(b)	3,390	3,054
MannKind Corp. (a)(b)	9,700	61,983
Matrixx Initiatives, Inc. (a)	654	3,008
Maxygen, Inc. (a)	6,900	38,157
Medicines Co. (a)	7,470	56,847
Medicis Pharmaceutical Corp., Class A	7,500	164,100
Medivation, Inc. (a)	4,800	42,432
Micromet, Inc. (a)	9,545	59,561
Molecular Insight Pharmaceuticals, Inc. (a)	3,700	6,105
Momenta Pharmaceuticals, Inc. (a)	4,634	56,813
Myrexis, Inc. (a)	6,400	24,064
Myriad Genetics, Inc. (a)	12,700	189,865
NPS Pharmaceuticals, Inc. (a)	7,075	45,563
Nabi Biopharmaceuticals (a)	5,700	31,008
Nektar Therapeutics (a)	10,885	131,709
Neurocrine Biosciences, Inc. (a)	6,273	35,129
Nile Therapeutics, Inc. (a)	4,900	1,519
Novavax, Inc. (a)(b)	11,006	23,883
Obagi Medical Products, Inc. (a)	2,700	31,914
OncoGenex Pharmaceutical, Inc. (a)	876	11,782
Onyx Pharmaceuticals, Inc. (a)	8,200	177,038
Opko Health, Inc. (a)	16,308	36,856
Optimer Pharmaceuticals, Inc. (a)	3,700	34,299
Orchid Cellmark, Inc. (a)	3,008	5,084
Orexigen Therapeutics, Inc. (a)	6,800	28,560
Osiris Therapeutics, Inc. (a)	2,000	11,620
OxiGene, Inc. (a)	2,000	760
PDL BioPharma, Inc.	18,700	105,094
Pain Therapeutics, Inc. (a)	4,500	25,020
Palatin Technologies, Inc. (a)	10,600	1,908
Par Pharmaceutical Cos., Inc. (a)	5,000	129,800
Penwest Pharmaceuticals Co. (a)	4,600	15,180
Peregrine Pharmaceuticals, Inc. (a)	5,773	12,412
Perrigo Co.	11,100	655,677

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	23

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (continued)
Pharmacyclics, Inc. (a)	3,849	$25,634
Pharmasset, Inc. (a)	3,148	86,066
Poniard Pharmaceuticals, Inc. (a)	933	560
Pozen, Inc. (a)	3,300	23,133
Prestige Brands Holdings, Inc. (a)	3,900	27,612
Progenics Pharmaceuticals, Inc. (a)	3,200	17,536
Questcor Pharmaceuticals, Inc. (a)	6,900	70,449
RXi Pharmaceuticals Corp. (a)	2,727	7,090
Raptor Pharmaceutical Corp. (a)	3,969	11,113
Regeneron Pharmaceuticals, Inc. (a)	7,923	176,841
Repligen Corp. (a)	3,300	10,593
Repros Therapeutics, Inc. (a)	1,300	468
Rexahn Pharmaceuticals, Inc. (a)	5,000	7,150
Rigel Pharmaceuticals, Inc. (a)	5,589	40,241
SIGA Technologies, Inc. (a)(b)	5,935	45,700
Salix Pharmaceuticals Ltd. (a)	7,753	302,600
Sangamo Biosciences, Inc. (a)(b)	4,200	15,582
Santarus, Inc. (a)	9,200	22,816
Savient Pharmaceuticals, Inc. (a)	9,384	118,238
Sciclone Pharmaceuticals, Inc. (a)	9,654	25,680
Seattle Genetics, Inc. (a)	9,757	116,986
Sequenom, Inc. (a)	6,120	36,169
Somaxon Pharmaceuticals, Inc. (a)	3,000	10,800
Spectrum Pharmaceuticals, Inc. (a)	7,416	29,071
StemCells, Inc. (a)(b)	18,475	17,367
Strategic Diagnostics, Inc. (a)	5,000	9,050
Sucampo Pharmaceuticals, Inc., Class A (a)	900	3,177
SuperGen, Inc. (a)	5,416	10,940
Synta Pharmaceuticals Corp. (a)	2,100	5,670
Talecris Biotherapeutics Holdings Corp. (a)	7,577	159,875
Targacept, Inc. (a)	2,166	41,869
Techne Corp.	4,568	262,432
Telik, Inc. (a)	8,430	6,575
Theravance, Inc. (a)	7,705	96,852
Threshold Pharmaceuticals, Inc. (a)	7,650	9,563
Transcept Pharmaceuticals, Inc. (a)	800	6,664
Transgenomic, Inc. (a)	3,735	1,830
Trimeris, Inc. (a)	6,486	14,010
Trubion Pharmaceuticals, Inc. (a)	3,113	9,681
Unigene Laboratories, Inc. (a)	10,700	8,453
United Therapeutics Corp. (a)	6,400	312,384
Valeant Pharmaceuticals International (a)	9,500	496,755
Vanda Pharmaceuticals, Inc. (a)	3,911	25,852
Vertex Pharmaceuticals, Inc. (a)	25,811	849,182
Vical, Inc. (a)	7,500	23,250
ViroPharma, Inc. (a)	9,004	100,935
Vivus, Inc. (a)(b)	11,289	108,374
XOMA Ltd. (a)	63,404	26,249
Xenoport, Inc. (a)	3,000	29,430

Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (concluded)
ZymoGenetics, Inc. (a)	5,900	$24,898

		13,353,634

Real Estate Investment & Services — 0.6%
American Realty Investors, Inc. (a)	500	4,050
Avatar Holdings, Inc. (a)	1,025	19,660
Brookfield Properties Corp.	32,601	457,718
Consolidated-Tomoka Land Co.	554	15,789
Forest City Enterprises, Inc., Class A (a)	15,055	170,423
Forestar Group, Inc. (a)	5,133	92,189
Grubb & Ellis Co.	6,291	6,165
HFF, Inc., Class A (a)	2,700	19,089
Hilltop Holdings, Inc. (a)	5,680	56,857
Jones Lang LaSalle, Inc.	5,025	329,841
LoopNet, Inc. (a)	4,000	49,320
Market Leader, Inc. (a)	2,578	5,079
Maui Land & Pineapple Co., Inc. (a)	2,116	7,893
Move, Inc. (a)	17,315	35,496
Reis, Inc. (a)	2,000	13,000
The St. Joe Co. (a)	11,502	266,386
Stratus Properties, Inc. (a)	353	3,498
Tejon Ranch Co. (a)	1,617	37,320
Thomas Properties Group, Inc.	5,227	17,301
Transcontinental Realty Investors, Inc. (a)	393	3,627
ZipRealty, Inc. (a)	1,958	5,110

		1,615,811

Real Estate Investment Trusts (REITs) — 7.0%
AMB Property Corp.	20,750	491,982
ARMOUR Residential REIT, Inc.	200	1,272
Acadia Realty Trust	4,200	70,644
Agree Realty Corp.	2,200	51,304
Alexander’s, Inc.	483	146,310
Alexandria Real Estate Equities, Inc. (c)	5,273	334,150
American Campus Communities, Inc.	7,275	198,535
American Capital Agency Corp.	3,490	92,206
Annaly Capital Management, Inc.	71,000	1,217,650
Anworth Mortgage Asset Corp.	17,800	126,736
Apollo Commercial Real Estate Finance, Inc.	2,700	44,442
Arbor Realty Trust, Inc. (a)	4,611	23,839
Arlington Asset Investment Corp.	485	9,133
Ashford Hospitality Trust, Inc. (a)	10,700	78,431
Associated Estates Realty Corp.	4,700	60,865
BRE Properties	7,735	285,654
BRT Realty Trust (a)	2,375	14,013
BioMed Realty Trust, Inc.	12,986	208,945
Brandywine Realty Trust	15,284	164,303

See Notes to Financial Statements.

24	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
CBL & Associates Properties, Inc.	16,791	$208,880
Camden Property Trust	8,957	365,893
Capital Trust, Inc. (a)	2,100	3,465
CapLease, Inc.	7,022	32,371
Capstead Mortgage Corp.	10,600	117,236
Care Investment Trust, Inc.	4,800	41,664
Cedar Shopping Centers, Inc.	6,477	38,992
Chimera Investment Corp.	85,640	309,160
Cogdell Spencer, Inc.	6,700	45,292
Colonial Properties Trust	7,247	105,299
Colony Financial, Inc.	2,800	47,320
Corporate Office Properties Trust	8,200	309,632
Cousins Properties, Inc.	10,366	69,867
Cypress Sharpridge Investments, Inc.	2,500	31,650
DCT Industrial Trust, Inc.	23,226	104,982
Developers Diversified Realty Corp.	22,551	223,255
DiamondRock Hospitality Co.	16,755	137,726
Digital Realty Trust, Inc.	10,319	595,200
Douglas Emmett, Inc.	13,263	188,600
Duke Realty Corp.	27,638	313,691
Dupont Fabros Technology, Inc.	6,589	161,826
Eastgroup Properties, Inc.	4,100	145,878
Education Realty Trust, Inc.	11,390	68,682
Entertainment Properties Trust	5,317	202,418
Equity Lifestyle Properties, Inc.	3,400	163,982
Equity One, Inc.	5,254	81,962
Essex Property Trust, Inc.	3,900	380,406
Extra Space Storage, Inc.	12,160	169,024
Federal Realty Investment Trust	7,440	522,809
FelCor Lodging Trust, Inc. (a)	7,710	38,473
First Industrial Realty Trust, Inc. (a)	6,700	32,294
First Potomac Realty Trust	4,016	57,710
Franklin Street Properties Corp.	9,131	107,837
Getty Realty Corp.	2,304	51,633
Gladstone Commercial Corp.	3,000	49,020
Glimcher Realty Trust	8,100	48,438
Government Properties Income Trust	2,300	58,696
Gramercy Capital Corp. (a)	9,039	11,389
HRPT Properties Trust	30,612	190,101
Hatteras Financial Corp.	5,700	158,574
Healthcare Realty Trust, Inc.	9,000	197,730
Hersha Hospitality Trust	18,100	81,812
Highwoods Properties, Inc.	9,950	276,212
Home Properties, Inc.	4,900	220,843
Hospitality Properties Trust	15,357	324,033
Inland Real Estate Corp.	9,292	73,593
InvesCo. Mortgage Capital, Inc.	3,300	66,033
Investors Real Estate Trust	12,068	106,560
iStar Financial, Inc. (a)(b)	16,400	73,144
Kilroy Realty Corp.	6,600	196,218
Kite Realty Group Trust	8,152	34,075
LTC-Amerivest Liquidating Trust (a)	4,400	—
LTC Properties, Inc.	2,316	56,209

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
LaSalle Hotel Properties	8,400	$172,788
Lexington Corporate Properties Trust	13,049	78,424
Liberty Property Trust	14,110	407,073
MFA Financial, Inc.	39,200	290,080
MPG Office Trust, Inc. (a)	8,442	24,735
The Macerich Co.	16,325	609,249
Mack-Cali Realty Corp.	9,900	294,327
Medical Properties Trust, Inc.	11,211	105,832
Mid-America Apartment Communities, Inc.	4,300	221,321
Mission West Properties, Inc.	5,252	35,819
Monmouth Real Estate Investment Corp., Class A	6,574	48,582
National Health Investors, Inc.	2,757	106,310
National Retail Properties, Inc.	11,991	257,087
Nationwide Health Properties, Inc.	14,524	519,523
New York Mortgage Trust, Inc.	3,300	21,714
NorthStar Realty Finance Corp.	10,985	29,330
Omega Healthcare Investors, Inc.	12,300	245,139
One Liberty Properties, Inc.	1,237	18,444
PMC Commercial Trust	3,677	30,078
PS Business Parks, Inc.	2,200	122,716
Parkway Properties, Inc.	2,900	42,253
Pebblebrook Hotel Trust (a)	1,476	27,823
Pennsylvania Real Estate Investment Trust	6,047	73,894
PennyMac Mortgage Investment Trust (a)(d)	1,950	31,005
Piedmont Office Realty Trust, Inc.	8,900	166,697
Post Properties, Inc.	4,900	111,377
Potlatch Corp.	5,359	191,477
RAIT Investment Trust (a)	8,800	16,456
Ramco-Gershenson Properties Trust	3,615	36,512
Rayonier, Inc.	9,771	430,119
Realty Income Corp.	12,918	391,803
Redwood Trust, Inc. (b)	11,000	161,040
Regency Centers Corp.	12,100	416,240
Resource Capital Corp.	7,200	40,896
Roberts Realty Investors, Inc. (a)	1,339	2,169
SL Green Realty Corp.	10,382	571,425
Saul Centers, Inc.	1,300	52,819
Senior Housing Properties Trust	17,500	351,925
Sovran Self Storage, Inc.	2,913	100,295
Starwood Property Trust, Inc.	5,231	88,665
Strategic Hotel Capital, Inc. (a)	15,995	70,218
Sun Communities, Inc.	3,600	93,456
Sunstone Hotel Investors, Inc. (a)	11,465	113,847
Supertel Hospitality, Inc. (a)	7,277	10,188
Tanger Factory Outlet Centers, Inc.	5,800	240,004
Taubman Centers, Inc.	7,200	270,936
Terreno Realty Corp. (a)	2,300	40,733
U-Store-It Trust	8,319	62,060
UDR, Inc.	21,264	406,780

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	25

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (concluded)
UMH Properties, Inc.	2,648	$26,665
Universal Health Realty Income Trust	1,541	49,512
Urstadt Biddle Properties, Inc.	1,300	18,148
Urstadt Biddle Properties, Inc., Class A	900	14,517
Walter Investment Management Corp.	3,118	50,979
Washington Real Estate Investment Trust	6,800	187,612
Weingarten Realty Investors	15,011	285,960
Winthrop Realty Trust	4,248	54,417

		20,257,696

Software & Computer Services — 4.7%
ACI Worldwide, Inc. (a)	3,600	70,092
AOL, Inc. (a)	14,500	301,455
Accelrys, Inc. (a)	3,000	19,350
Actuate Corp. (a)	9,500	42,275
Advent Software, Inc. (a)	1,900	89,224
American Software, Class A	4,300	19,866
Analysts International Corp. (a)	683	1,687
Answers Corp. (a)	800	5,856
Ansys, Inc. (a)	11,192	454,059
ArcSight, Inc. (a)	4,300	96,277
Ariba, Inc. (a)	12,054	192,020
Art Technology Group, Inc. (a)	24,282	83,044
Aspen Technology, Inc. (a)	6,606	71,939
athenahealth, Inc. (a)(b)	4,600	120,198
Atrinsic, Inc. (a)	2,231	2,030
Authentidate Holding Corp. (a)	2,000	1,265
BSQUARE Corp. (a)	1,150	2,438
BigBand Networks, Inc. (a)	11,400	34,428
Blackbaud, Inc.	4,748	103,364
Blackboard, Inc. (a)	4,500	167,985
Bottomline Technologies, Inc. (a)	4,600	59,938
CACI International, Inc., Class A (a)	4,500	191,160
CSG Systems International, Inc. (a)	5,665	103,839
Cadence Design Systems, Inc. (a)	37,900	219,441
Callidus Software, Inc. (a)	1,900	6,289
Ciber, Inc. (a)	3,800	10,526
Cicero, Inc. (a)	1	—
Clearwire Corp., Class A (a)(b)	10,393	75,661
Cogent Communications Group, Inc. (a)	6,200	46,996
Communication Intelligence Corp. (a)	700	49
CommVault Systems, Inc. (a)	6,100	137,250
Computer Programs & Systems, Inc.	2,100	85,932
Concur Technologies, Inc. (a)	5,100	217,668
DST Systems, Inc.	5,800	209,612
DealerTrack Holdings, Inc. (a)	4,200	69,090

Common Stocks	Shares	Value

Software & Computer Services (continued)
Delrek, Inc. (a)	3,209	$26,763
Deltathree, Inc., Class A (a)	100	20
DemandTec, Inc. (a)	2,500	16,875
Diamond Management & Technology Consultants, Inc.	3,000	30,930
Digimarc Corp. (a)	1,700	31,875
Digital River, Inc. (a)	5,056	120,889
DivX, Inc. (a)	4,500	34,470
Double-Take Software, Inc. (a)	4,900	51,401
Dynamics Research Corp. (a)	1,400	14,154
EPIQ Systems, Inc. (a)	3,400	43,962
EarthLink, Inc.	16,900	134,524
Ebix, Inc. (a)(b)	4,638	72,724
Eclipsys Corp. (a)	6,000	107,040
Egain Communications Corp. (a)	20	11
Epicor Software Corp. (a)	5,700	45,543
Equinix, Inc. (a)	5,534	449,471
Evolve Software, Inc. (a)	2	—
Evolving Systems, Inc.	1,600	11,520
Fair Isaac Corp.	5,151	112,240
FalconStor Software, Inc. (a)	5,800	15,312
Forrester Research, Inc. (a)	2,000	60,520
Fortinet, Inc. (a)	4,012	65,957
GSE Systems, Inc. (a)	1,203	4,884
Gartner, Inc., Class A (a)	7,439	172,957
Guidance Software, Inc. (a)	3,000	15,660
The Hackett Group, Inc. (a)	7,300	20,513
IAC/InterActiveCorp. (a)	13,750	302,088
iGate Corp.	4,600	58,972
Imergent, Inc.	1,800	6,516
Immersion Corp. (a)	4,800	24,288
Informatica Corp. (a)	12,400	296,112
Infospace, Inc. (a)	6,140	46,173
Innodata Corp. (a)	4,300	11,051
Inter Allscripts - Misys Healthcare Solutions, Inc. (a)	8,945	144,015
Interactive Intelligence, Inc. (a)	2,100	34,503
Internap Network Services Corp. (a)	9,610	40,074
Internet Capital Group, Inc. (a)	4,275	32,490
Ipass, Inc.	5,900	6,313
Isilon Systems, Inc. (a)	5,100	65,484
j2 Global Communications, Inc. (a)	7,000	152,880
JDA Software Group, Inc. (a)	6,066	133,331
Kenexa Corp. (a)	4,000	48,000
Keynote Systems, Inc.	3,600	32,472
Lawson Software, Inc. (a)	15,970	116,581
Limelight Networks, Inc. (a)	7,100	31,169
LivePerson, Inc. (a)	5,600	38,416
LogMeIn, Inc. (a)	1,344	35,253
LookSmart, Ltd. (a)	1,342	1,584
Magma Design Automation, Inc. (a)(b)	11,071	31,442
Manhattan Associates, Inc. (a)	4,000	110,200

See Notes to Financial Statements.

26	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Software & Computer Services (continued)
Mastech Holdings, Inc. (a)	688	$2,105
MedAssets, Inc. (a)	4,700	108,476
Medidata Solutions, Inc. (a)	3,800	58,862
Mentor Graphics Corp. (a)	11,218	99,279
Merge Healthcare, Inc. (a)	5,319	15,585
MicroStrategy, Inc., Class A (a)	1,490	111,884
Monotype Imaging Holdings, Inc. (a)	1,100	9,911
NCI, Inc., Class A (a)	1,800	40,644
NIC, Inc.	4,000	25,640
NaviSite, Inc. (a)	3,902	10,262
NetScout Systems, Inc. (a)	2,900	41,238
NetSol Technologies, Inc. (a)	20	15
NetSuite, Inc. (a)	2,578	32,586
Nuance Communications, Inc. (a)	30,249	452,223
Openwave Systems, Inc. (a)	6,061	12,304
Opnet Technologies, Inc.	3,600	52,884
PC-Tel, Inc. (a)	2,300	11,592
PDF Solutions, Inc. (a)	2,280	10,944
PROS Holdings, Inc. (a)	1,800	11,700
Parametric Technology Corp. (a)	16,300	255,421
Pegasystems, Inc.	2,400	77,064
Perficient, Inc. (a)	3,400	30,294
Phase Forward, Inc. (a)	7,500	125,100
Phoenix Technologies Ltd. (a)	3,200	9,248
Premiere Global Services, Inc. (a)	6,777	42,966
Progress Software Corp. (a)	4,585	137,688
QAD, Inc.	1,700	7,021
Quality Systems, Inc. (b)	2,800	162,372
Quest Software, Inc. (a)	9,600	173,184
Rackspace Hosting, Inc. (a)	12,164	223,088
Renaissance Learning, Inc.	1,700	24,973
RightNow Technologies, Inc. (a)	4,100	64,329
Rosetta Stone, Inc. (a)	1,200	27,552
Rovi Corp. (a)	13,599	515,538
S1 Corp. (a)	6,000	36,060
SAVVIS, Inc. (a)	4,392	64,782
SRA International, Inc., Class A (a)	4,300	84,581
SRS Labs, Inc. (a)	2,800	25,620
Saba Software, Inc. (a)	3,529	18,174
Sapient Corp.	10,120	102,617
Scientific Learning Corp. (a)	100	526
Selectica, Inc. (a)	570	3,135
Smith Micro Software, Inc. (a)	3,200	30,432
SolarWinds, Inc. (a)	4,800	76,992
Solera Holdings, Inc.	8,100	293,220
Sonic Solutions, Inc. (a)(b)	4,826	40,297
Sourcefire, Inc. (a)	3,600	68,400
Stanley, Inc. (a)	1,900	71,022
SuccessFactors, Inc. (a)	6,431	133,700
Support.com, Inc. (a)	5,000	20,800
Sybase, Inc. (a)	10,725	693,479
Synchronoss Technologies, Inc. (a)	2,400	45,528
Synopsys, Inc. (a)	19,905	415,417
Syntel, Inc.	2,400	81,480

Common Stocks	Shares	Value

Software & Computer Services (concluded)
TIBCO Software, Inc. (a)	24,667	$297,484
Taleo Corp., Class A (a)	4,800	116,592
TechTeam Global, Inc. (a)	2,300	13,777
TeleCommunication Systems, Inc., Class A (a)	7,900	32,706
Terremark Worldwide, Inc. (a)	4,490	35,067
Tyler Technologies, Inc. (a)	4,000	62,080
Ultimate Software Group, Inc. (a)	3,100	101,866
Unica Corp. (a)	590	5,652
Unisys Corp. (a)	4,550	84,130
United Online, Inc.	8,974	51,690
VASCO Data Security International, Inc. (a)	3,300	20,361
VMware, Inc. (a)	7,796	487,952
VirnetX Holding Corp.	4,400	26,048
Virtusa Corp. (a)	2,700	25,191
Vital Images, Inc. (a)	3,400	43,350
Vocus, Inc. (a)	2,300	35,144
Wave Systems Corp., Class A (a)	8,671	28,094
Web.Com Group, Inc. (a)	5,723	20,546
Websense, Inc. (a)	4,700	88,830
Zanett, Inc. (a)	125	206
Zix Corp. (a)(b)	15,000	33,900

		13,672,825

Support Services — 4.3%
ABM Industries, Inc.	5,000	104,750
A.M. Castle & Co. (a)	2,000	27,780
AMN Healthcare Services, Inc. (a)	4,420	33,062
AMREP Corp. (a)	500	6,290
APAC Customer Services, Inc. (a)	3,400	19,380
ATG, Inc. (a)	1,100	—
Acacia Research - Acacia Technologies (a)	3,870	55,070
Administaff, Inc.	2,500	60,400
The Advisory Board Co. (a)	2,800	120,288
Aecom Technology Corp. (a)	12,473	287,627
Alliance Data Systems Corp. (a)(b)	7,113	423,366
American Dental Partners, Inc. (a)	1,500	18,165
American Reprographics Co. (a)	4,200	36,666
Applied Industrial Technologies, Inc.	4,300	108,876
Arcadia Resources, Inc. (a)	18,770	9,948
Barnes Group, Inc.	4,472	73,296
Barrett Business Services, Inc.	800	9,920
Black Box Corp.	1,900	52,991
Bowne & Co., Inc.	3,109	34,883
The Brink’s Co.	6,600	125,598
Broadridge Financial Solutions LLC	17,000	323,850
CBIZ, Inc. (a)	6,545	41,626
CDI Corp.	1,500	23,295
CRA International, Inc. (a)	1,400	26,362
Cardtronics, Inc. (a)	2,592	33,592
Casella Waste Systems, Inc. (a)	6,600	25,212
Cass Information Systems, Inc.	500	17,125
Cenveo, Inc. (a)	5,463	29,937

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	27

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Support Services (continued)
Champion Industries, Inc. (a)	1,641	$2,921
Clean Harbors, Inc. (a)	3,100	205,871
Coinstar, Inc. (a)(b)	4,600	197,662
Comfort Systems USA, Inc.	4,400	42,504
Consolidated Graphics, Inc. (a)	1,700	73,508
Convergys Corp. (a)	16,900	165,789
CoreLogic, Inc. (a)	16,289	287,664
Cornell Cos., Inc. (a)	2,800	75,236
Corporate Executive Board Co.	5,500	144,485
Corrections Corp. of America (a)	15,800	301,464
CoStar Group, Inc. (a)	2,400	93,120
Crawford & Co., Class B (a)	3,200	10,112
Cross Country Healthcare, Inc. (a)	3,600	32,364
CyberSource Corp. (a)	9,150	233,600
DXP Enterprises, Inc. (a)	1,600	25,040
Deluxe Corp.	5,300	99,375
Dice Holdings, Inc. (a)	3,100	21,452
DigitalGlobe, Inc. (a)	2,800	73,640
Document Security Systems, Inc. (a)	2,500	7,875
DynCorp. International, Inc. (a)	2,600	45,552
ENGlobal Corp. (a)	700	1,442
eLoyalty Corp. (a)	40	237
Emdeon, Inc., Class A (a)	4,259	53,365
EnergySolutions, Inc.	8,400	42,756
Ennis, Inc.	2,300	34,523
Euronet Worldwide, Inc. (a)	5,245	67,084
ExlService Holdings, Inc. (a)	2,300	39,491
Exponent, Inc. (a)	1,700	55,624
FTI Consulting, Inc. (a)	7,150	311,669
Franklin Covey Co. (a)	3,300	21,450
Frontline Capital Group (a)	300	—
Fuel Tech, Inc. (a)	4,100	25,912
Furmamite Corp. (a)	3,973	15,773
G&K Services, Inc., Class A	3,500	72,275
GP Strategies Corp. (a)	3,400	24,684
Genpact Ltd. (a)	11,887	184,605
The Geo Group, Inc. (a)	7,800	161,850
GeoEye, Inc. (a)	2,457	76,511
Global Cash Access, Inc. (a)	4,400	31,724
Global Payments, Inc.	10,920	399,017
Harris Interactive, Inc. (a)	5,558	5,891
Heartland Payment Systems, Inc.	3,700	54,908
Heidrick & Struggles International, Inc.	2,800	63,896
Hewitt Associates, Inc., Class A (a)	11,346	390,983
Hudson Highland Group, Inc. (a)	3,213	14,137
Huron Consulting Group, Inc. (a)	3,400	65,994
ICF International, Inc. (a)	2,100	50,253
Innerworkings, Inc. (a)	4,400	30,052
Interline Brands, Inc. (a)	3,600	62,244
Jack Henry & Associates, Inc.	11,800	281,784
Kaman Corp., Class A	2,895	64,037
Kelly Services, Inc., Class A (a)	4,900	72,863
Kforce, Inc. (a)	4,070	51,893

Common Stocks	Shares	Value

Support Services (continued)
Korn/Ferry International (a)	6,600	$91,740
LECG Corp. (a)	6,922	17,997
Lawson Products, Inc.	534	9,067
Lender Processing Services, Inc.	12,400	388,244
Lincoln Educational Services Corp. (a)	1,482	30,514
Lionbridge Technologies, Inc. (a)	9,400	42,958
M&F Worldwide Corp. (a)	1,600	43,360
MAXIMUS, Inc.	2,700	156,249
MSC Industrial Direct Co., Class A	5,000	253,300
MWI Veterinary Supply, Inc. (a)	1,400	70,364
Management Network Group, Inc. (a)	780	2,098
Manpower, Inc.	10,941	472,432
McGrath RentCorp	2,455	55,925
Metalico, Inc. (a)	7,500	29,850
Michael Baker Corp. (a)	900	31,410
Mistras Group, Inc. (a)	2,500	26,800
Mobile Mini, Inc. (a)	3,953	64,355
Moduslink Global Solutions, Inc. (a)	5,070	30,572
Nalco Holding Co.	18,300	374,418
Navigant Consulting, Inc. (a)	5,200	53,976
NeuStar, Inc., Class A (a)	8,400	173,208
Odyssey Marine Exploration, Inc. (a)	8,828	8,828
On Assignment, Inc. (a)	3,217	16,182
Online Resources Corp. (a)	1,900	7,885
Onvia, Inc. (a)	60	226
PRGX Global, Inc. (a)	4,070	16,891
Park-Ohio Holdings Corp. (a)	1,500	21,585
Perma-Fix Environmental Services (a)	700	1,127
Pfsweb, Inc. (a)	25	72
PowerSecure International, Inc. (a)	4,300	39,087
RINO International Corp. (a)	1,400	17,514
RSC Holdings, Inc. (a)	4,900	30,233
Rentrak Corp. (a)	565	13,746
Resources Connection, Inc. (a)	4,900	66,640
SFN Group, Inc. (a)	5,700	31,122
SYKES Enterprises, Inc. (a)	6,153	87,557
Schnitzer Steel Industries, Inc., Class A	3,150	123,480
School Specialty, Inc. (a)	3,300	59,631
Sharps Compliance Corp. (a)	3,400	15,640
The Standard Register Co.	1,800	5,652
Startek, Inc. (a)	800	3,120
Symyx Technologies, Inc. (a)	2,400	12,024
Team, Inc. (a)	2,100	27,405
TeleTech Holdings, Inc. (a)	4,000	51,560
Tetra Tech, Inc. (a)	9,025	176,980
Thomas Group, Inc. (a)	2,000	1,280
Tier Technologies, Inc., Class B (a)	2,000	12,160
Towers Watson & Co.	5,440	211,344
TrueBlue, Inc. (a)	5,100	57,069

See Notes to Financial Statements.

28	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Support Services (concluded)
URS Corp. (a)	10,440	$410,814
US Ecology, Inc.	2,360	34,385
Unifirst Corp.	2,200	96,844
United Rentals, Inc. (a)	9,860	91,895
United Stationers, Inc. (a)	2,780	151,427
Universal Technical Institute, Inc. (a)	2,655	62,764
Verisk Analytics, Inc. (a)	12,561	375,574
Viad Corp.	2,250	39,713
Volt Information Sciences, Inc. (a)	1,600	13,440
Waste Connections, Inc. (a)	10,125	353,261
Wright Express Corp. (a)	4,300	127,710

		12,390,220

Technology Hardware & Equipment — 6.6%
3D Systems Corp. (a)	2,200	27,610
3PAR, Inc. (a)	6,000	55,860
ADC Telecommunications, Inc. (a)	14,307	106,015
ADPT Corp. (a)	19,400	56,066
ATMI, Inc. (a)	3,500	51,240
AXT, Inc. (a)	3,201	14,437
Acme Packet, Inc. (a)	5,500	147,840
Actel Corp. (a)	2,900	37,178
Adtran, Inc.	9,080	247,612
Advanced Analogic Technologies, Inc. (a)	5,000	15,950
Advanced Energy Industries, Inc. (a)	3,944	48,472
Agilysys, Inc.	3,300	22,077
Alliance Fiber Optic Products, Inc.	7,677	10,748
Amkor Technology, Inc. (a)	13,257	73,046
Amtech Systems, Inc. (a)	2,800	23,380
Anadigics, Inc. (a)	11,700	51,012
Applied Micro Circuits Corp. (a)	10,875	113,970
Arris Group, Inc. (a)	14,756	150,364
Aruba Networks, Inc. (a)	7,631	108,665
Atheros Communications, Inc. (a)	8,172	225,057
Atmel Corp. (a)	56,800	272,640
Audiovox Corp., Class A (a)	2,200	16,170
AuthenTec, Inc. (a)	3,100	7,781
Aviat Networks, Inc. (a)	8,900	32,307
Aware, Inc. (a)	900	2,106
Axcelis Technologies, Inc. (a)	19,500	30,225
Bell Microproducts, Inc. (a)	4,948	34,537
Blue Coat Systems, Inc. (a)	5,840	119,311
Brightpoint, Inc. (a)	10,759	75,313
Brocade Communications Systems, Inc. (a)	57,757	298,026
Brooks Automation, Inc. (a)	6,782	52,425
Cabot Microelectronics Corp. (a)	2,600	89,934
CalAmp Corp. (a)	4,958	10,561
Cavium Networks, Inc. (a)	5,300	138,807
Ceva, Inc. (a)	2,103	26,498
Ciena Corp. (a)	11,843	150,169
Cirrus Logic, Inc. (a)	10,600	167,586
Cohu, Inc.	2,400	29,112

Common Stocks	Shares	Value

Technology Hardware & Equipment (continued)
Compellent Technologies, Inc. (a)	2,800	$33,936
Comtech Telecommunications Corp. (a)	4,100	122,713
Concurrent Computer Corp. (a)	1,102	5,091
Conexant Systems, Inc. (a)	6,159	13,796
Cray, Inc. (a)	3,675	20,506
Cree, Inc. (a)	12,334	740,410
Cymer, Inc. (a)	4,505	135,330
Cypress Semiconductor Corp. (a)	20,153	202,336
DSP Group, Inc. (a)	3,900	24,921
Dataram Corp. (a)	100	149
Diebold, Inc.	7,894	215,111
Digi International, Inc. (a)	2,800	23,156
Diodes, Inc. (a)	3,712	58,909
Ditech Networks, Inc. (a)	5,500	6,985
Dot Hill Systems Corp. (a)	6,865	8,169
Dycom Industries, Inc. (a)	4,133	35,337
EF Johnson Technologies, Inc. (a)	12,229	17,487
EMS Technologies, Inc. (a)	2,000	30,040
EchoStar Holding Corp. (a)	4,673	89,161
Electronics for Imaging, Inc. (a)	5,600	54,600
Emcore Corp. (a)	8,600	7,654
Emulex Corp. (a)	11,000	100,980
EndWare Corp. (a)	1,606	5,300
Entegris, Inc. (a)	14,951	59,355
Entropic Communications, Inc. (a)	5,700	36,138
Exar Corp. (a)	5,457	37,817
Extreme Networks, Inc. (a)	13,000	35,100
F5 Networks, Inc. (a)	10,500	719,985
FSI International, Inc. (a)	9,000	37,710
Fairchild Semiconductor International, Inc. (a)	16,602	139,623
Finisar Corp. (a)	9,016	134,338
Formfactor, Inc. (a)	7,600	82,080
Fusion Telecommunications International, Inc. (a)	4,500	720
GSI Technology, Inc. (a)	2,700	15,444
GTSI Corp. (a)	1,700	9,282
Gerber Scientific, Inc. (a)	3,800	20,330
Globecomm Systems, Inc. (a)	2,300	18,975
Harmonic, Inc. (a)	10,500	57,120
Hittite Microwave Corp. (a)	2,100	93,954
Hughes Communications, Inc. (a)	900	21,897
Hutchinson Technology, Inc. (a)	5,295	22,927
Hypercom Corp. (a)	4,587	21,284
ICO Global Communications Holdings Ltd. (a)	18,205	29,310
ID Systems, Inc. (a)	1,600	4,240
iGO, Inc. (a)	4,128	6,192
IXYS Corp. (a)	2,700	23,868
Identive Group, Inc. (a)	1,712	2,739
Ikanos Communications, Inc. (a)	5,800	9,338
Imation Corp. (a)	3,300	30,327
Infinera Corp. (a)	11,592	74,537
Infosonics Corp. (a)	3,600	2,088

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	29

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Technology Hardware & Equipment (continued)
Ingram Micro, Inc., Class A (a)	22,230	$337,674
Insight Enterprises, Inc. (a)	4,500	59,220
Integral Systems, Inc. (a)	4,380	27,813
Integrated Device Technology, Inc. (a)	25,670	127,066
Integrated Silicon Solutions, Inc. (a)	5,470	41,244
InterDigital, Inc. (a)	6,100	150,609
Intermec, Inc. (a)	5,000	51,250
International Rectifier Corp. (a)	7,900	147,019
Intersil Corp., Class A	17,515	212,107
Ixia (a)	3,729	32,032
KVH Industries, Inc. (a)	3,100	38,502
Kopin Corp. (a)	6,675	22,628
Kulicke & Soffa Industries, Inc. (a)	11,200	78,624
LRAD Corp. (a)	4,968	6,210
LTX-Credence Corp. (a)	22,835	64,623
Lam Research Corp. (a)	15,778	600,511
Lantronix, Inc. (a)	1,124	4,552
LaserCard Corp. (a)	2,995	13,358
Lattice Semiconductor Corp. (a)	22,370	97,086
Loral Space & Communications Ltd. (a)	1,400	59,808
MIPS Technologies, Inc. (a)	10,300	52,633
MKS Instruments, Inc. (a)	6,953	130,160
Marvell Technology Group Ltd. (a)	63,959	1,007,994
Mastec, Inc. (a)	5,100	47,940
Mattson Technology, Inc. (a)	5,200	19,708
Maxim Integrated Products, Inc.	41,400	692,622
Mercury Computer Systems, Inc. (a)	2,538	29,771
Micrel, Inc.	7,660	77,979
Micros Systems, Inc. (a)	9,759	311,019
Microsemi Corp. (a)	9,457	138,356
Microtune, Inc. (a)	2,000	4,260
Mindspeed Technologies, Inc. (a)	5,593	41,892
MoSys, Inc. (a)	1,855	8,199
Monolithic Power Systems, Inc. (a)	5,700	101,802
NCR Corp. (a)	21,674	262,689
NETGEAR, Inc. (a)	4,500	80,280
Nanometrics, Inc. (a)	3,600	36,324
NetList, Inc. (a)	1,850	4,162
Netlogic Microsystems, Inc. (a)	6,581	179,003
Network Engines, Inc. (a)	7,500	20,325
Network Equipment Technologies, Inc. (a)	3,138	10,952
Neutral Tandem, Inc. (a)	4,771	53,674
Nextwave Wireless, Inc. (a)	3,800	4,066
Novatel Wireless, Inc. (a)	5,930	34,038
ON Semiconductor Corp. (a)	52,581	335,467
Occam Networks, Inc. (a)	600	3,336
Oclaro, Inc. (a)	5,817	64,511
Omnivision Technologies, Inc. (a)	7,672	164,488
Oplink Communications, Inc. (a)	2,200	31,526

Common Stocks	Shares	Value

Technology Hardware & Equipment (continued)
OpNext, Inc. (a)	3,400	$5,610
Optical Cable Corp. (a)	589	1,679
Overland Storage, Inc. (a)	1,956	3,951
PAR Technology Corp. (a)	1,000	5,140
PC Connection, Inc. (a)	3,000	18,180
PLX Technology, Inc. (a)	2,900	12,151
PMC-Sierra, Inc. (a)	27,100	203,792
Palm, Inc. (a)	20,608	117,260
ParkerVision, Inc. (a)	4,428	5,624
Performance Technologies, Inc. (a)	1,109	2,750
Pericom Semiconductor Corp. (a)	3,200	30,720
Photronics, Inc. (a)	8,900	40,228
Pixelworks, Inc. (a)	1,100	3,278
Plantronics, Inc.	5,591	159,903
Polycom, Inc. (a)	11,629	346,428
Power Integrations, Inc.	4,300	138,438
Preformed Line Products Co.	400	11,180
Presstek, Inc. (a)	4,011	14,159
Quantum Corp. (a)	23,556	44,285
QuickLogic Corp. (a)	4,828	14,146
RF Micro Devices, Inc. (a)	30,886	120,764
Radiant Systems, Inc. (a)	3,100	44,826
Radisys Corp. (a)	2,800	26,656
Rambus, Inc. (a)	13,800	241,776
Rimage Corp. (a)	1,600	25,328
Riverbed Technology, Inc. (a)	7,600	209,912
Rudolph Technologies, Inc. (a)	5,828	44,001
STEC, Inc. (a)(b)	4,492	56,420
SYNNEX Corp. (a)	2,340	59,951
ScanSource, Inc. (a)	2,900	72,297
SeaChange International, Inc. (a)	3,100	25,513
Seagate Technology Holdings (a)	66,332	864,969
Semtech Corp. (a)	6,300	103,131
Shoretel, Inc. (a)	1,700	7,888
Sigma Designs, Inc. (a)	5,100	51,051
Silicon Graphics International Corp. (a)	5,400	38,232
Silicon Image, Inc. (a)	8,200	28,782
Silicon Laboratories, Inc. (a)	5,700	231,192
Skyworks Solutions, Inc. (a)	23,664	397,319
Smart Modular Technologies WWH, Inc. (a)	4,239	24,798
Sonic Foundry, Inc. (a)	650	4,751
SonicWALL, Inc. (a)	9,600	112,800
Sonus Networks, Inc. (a)	26,675	72,289
Standard Microsystems Corp. (a)	2,400	55,872
Stratasys, Inc. (a)	3,240	79,574
Super Micro Computer, Inc. (a)	3,900	52,650
Superconductor Technologies, Inc. (a)	1,818	4,400
Supertex, Inc. (a)	2,400	59,184
Sycamore Networks, Inc.	2,030	33,739
Symmetricom, Inc. (a)	4,876	24,819
Synaptics, Inc. (a)(b)	4,844	133,210

See Notes to Financial Statements.

30	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Technology Hardware & Equipment (concluded)
Syniverse Holdings, Inc. (a)	7,300	$149,285
Systemax, Inc.	1,200	18,084
TNS, Inc. (a)	2,800	48,832
Tech Data Corp. (a)	7,100	252,902
Tegal Corp. (a)	2,046	1,473
Tekelec (a)	10,100	133,724
Telular Corp. (a)	4,030	12,130
Tessera Technologies, Inc. (a)	5,776	92,705
Transact Technologies, Inc. (a)	1,140	8,322
Transwitch Corp. (a)	2,816	6,068
Trident Microsystems, Inc. (a)	6,900	9,798
TriQuint Semiconductor, Inc. (a)	22,470	137,292
UTStarcom, Inc. (a)(b)	13,746	25,293
Ultra Clean Holdings, Inc. (a)	3,700	31,524
Ultratech, Inc. (a)	3,900	63,453
Varian Semiconductor Equipment Associates, Inc. (a)	9,350	267,971
Veraz Networks, Inc. (a)	3,300	2,904
VeriFone Systems, Inc. (a)	9,000	170,370
Viasat, Inc. (a)	4,900	159,544
Virage Logic Corp. (a)	2,300	27,347
Volterra Semiconductor Corp. (a)	4,200	96,852
Westell Technologies, Inc., Class A (a)	9,681	15,102
WorldGate Communications, Inc. (a)	200	110
Zhone Technologies, Inc. (a)	4,204	6,264
Zoran Corp. (a)	5,661	54,006

		19,238,365

Tobacco — 0.2%
Alliance One International, Inc. (a)	13,500	48,060
Schweitzer-Mauduit International, Inc.	2,400	121,080
Star Scientific, Inc. (a)(b)	12,395	20,328
Universal Corp.	3,645	144,634
Vector Group Ltd.	6,336	106,571

		440,673

Travel & Leisure — 4.2%
AFC Enterprises, Inc. (a)	2,800	25,480
AMR Corp. (a)	42,193	286,069
AirTran Holdings, Inc. (a)	17,453	84,647
Alaska Air Group, Inc. (a)	3,900	175,305
All-American SportPark, Inc. (a)	4,038	242
Allegiant Travel Co. (b)	2,200	93,918
Ambassadors Group, Inc.	2,500	28,225
Ambassadors International, Inc. (a)	1,800	846
American Classic Voyages Co. (a)	100	—
Ameristar Casinos, Inc.	2,600	39,156
Avis Budget Group, Inc. (a)	13,773	135,251
BJ’s Restaurants, Inc. (a)	3,800	89,680
Bally Technologies, Inc. (a)	6,700	217,013
Benihana, Inc. (a)	615	3,911
Benihana, Inc., Class A (a)	2,630	15,570

Common Stocks	Shares	Value

Travel & Leisure (continued)
Biglari Holdings, Inc. (a)	245	$70,291
Bluegreen Corp. (a)	1,100	3,311
Bob Evans Farms, Inc.	3,300	81,246
Bowl America, Inc., Class A	210	2,961
Boyd Gaming Corp. (a)	6,100	51,789
Brinker International, Inc.	12,600	182,196
Buffalo Wild Wings, Inc. (a)	2,900	106,082
Burger King Holdings, Inc.	12,000	202,080
CEC Entertainment, Inc. (a)	2,650	93,439
CKE Restaurants, Inc.	5,600	70,168
California Pizza Kitchen, Inc. (a)	4,900	74,235
Carmike Cinemas, Inc. (a)	2,500	15,150
Century Casinos, Inc. (a)	5,916	12,779
The Cheesecake Factory, Inc. (a)	8,317	185,136
Chipotle Mexican Grill, Inc., Class A (a)	3,800	519,878
Choice Hotels International, Inc.	3,819	115,372
Churchill Downs, Inc.	1,238	40,606
Cinemark Holdings, Inc.	6,067	79,781
Continental Airlines, Inc., Class B (a)	18,216	400,752
Cosi, Inc. (a)(b)	6,845	4,963
Cracker Barrel Old Country Store, Inc.	3,315	154,346
Delta Air Lines, Inc. (a)	100,396	1,179,653
Denny’s Corp. (a)	10,600	27,560
Diamondhead Casino Corp. (a)	5,943	3,506
DineEquity, Inc. (a)	1,700	47,464
Dollar Thrifty Automotive Group, Inc. (a)	3,409	145,257
Domino’s Pizza, Inc. (a)	4,800	54,240
Dover Downs Gaming & Entertainment, Inc.	3,116	9,005
Dover Motorsports, Inc. (a)	4,712	8,576
Einstein Noah Restaurant Group, Inc. (a)	1,100	11,869
Elixir Gaming Technologies, Inc. (a)	7,758	1,893
Empire Resorts, Inc. (a)	5,300	8,639
ExpressJet Holdings, Inc. (a)	714	1,856
Famous Dave’s of America, Inc. (a)	2,500	20,800
Flanigan’s Enterprises, Inc. (a)	200	1,320
Full House Resorts, Inc. (a)	3,662	11,352
Gaming Partners International Corp.	1,400	8,932
Gaylord Entertainment Co. (a)	3,820	84,384
Great Lakes Aviation Ltd. (a)	700	952
Great Wolf Resorts, Inc. (a)	4,000	8,320
Hawaiian Holdings, Inc. (a)	6,302	32,581
Hertz Global Holdings, Inc. (a)	22,913	216,757
Hyatt Hotels Corp. (a)	5,100	189,159
InnSuites Hospitality Trust	800	1,056
International Speedway Corp., Class A	3,200	82,432
Interval Leisure Group, Inc. (a)	4,089	50,908
Isle of Capri Casinos, Inc. (a)	2,900	26,854

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	31

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Travel & Leisure (continued)
Jack in the Box, Inc. (a)	6,200	$120,590
JetBlue Airways Corp. (a)	35,175	193,111
Krispy Kreme Doughnuts, Inc. (a)	6,400	21,568
Landry’s Restaurants, Inc. (a)	1,200	29,352
Las Vegas Sands Corp. (a)	55,900	1,237,626
Life Time Fitness, Inc. (a)	4,695	149,254
Live Nation, Inc. (a)	17,191	179,646
Luby’s, Inc. (a)	1,700	6,545
MGM Resorts International (a)(b)	31,511	303,766
MTR Gaming Group, Inc. (a)	4,068	6,590
Madison Square Garden, Inc. (a)	8,800	173,096
Marcus Corp.	1,500	14,190
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	1,700	12,682
Monarch Casino & Resort, Inc. (a)	1,900	19,247
Morgans Hotel Group Co. (a)	3,800	23,408
Multimedia Games, Inc. (a)	1,900	8,550
O’Charleys, Inc. (a)	2,105	11,157
Orbitz Worldwide, Inc. (a)	4,800	18,288
Orient Express Hotels Ltd., Class A (a)	12,400	91,760
P.F. Chang’s China Bistro, Inc.	3,495	138,577
Panera Bread Co., Class A (a)	4,300	323,747
Papa John’s International, Inc. (a)	2,900	67,048
Peet’s Coffee & Tea, Inc. (a)	2,400	94,248
Penn National Gaming, Inc. (a)	9,700	224,070
Pinnacle Airlines Corp. (a)	4,300	23,392
Pinnacle Entertainment, Inc. (a)	6,600	62,436
Premier Exhibitions, Inc. (a)	7,136	9,134
Reading International, Inc., Class A (a)	1,300	5,161
Red Lion Hotels Corp. (a)	500	2,985
Red Robin Gourmet Burgers, Inc. (a)	3,014	51,720
Regal Entertainment Group, Series A	12,000	156,480
Republic Airways Holdings, Inc. (a)	7,300	44,603
Rick’s Cabaret International, Inc. (a)	2,300	18,147
Royal Caribbean Cruises Ltd. (a)	18,028	410,498
Ruby Tuesday, Inc. (a)	5,700	48,450
Ruth’s Hospitality Group, Inc. (a)	7,209	30,134
Scientific Games Corp., Class A (a)	8,174	75,201
Shuffle Master, Inc. (a)	9,143	73,235
Silverleaf Resorts, Inc. (a)	7,123	7,408
Six Flags, Inc. (a)	11,700	—
SkyWest, Inc.	6,000	73,320
Sonesta International Hotels Corp., Class A	200	2,814
Sonic Corp. (a)	6,737	52,212
Speedway Motorsports, Inc.	1,500	20,340
Steiner Leisure Ltd. (a)	1,600	61,504
Texas Roadhouse, Inc., Class A (a)	8,800	111,056
Town Sports International Holdings, Inc. (a)	700	1,610

Common Stocks	Shares		Value

Travel & Leisure (concluded)
Travelzoo, Inc. (a)	1,100		$13,618
UAL Corp. (a)(b)	21,640		444,918
US Airways Group, Inc. (a)	20,775		178,873
VCG Holding Corp. (a)	3,341		5,346
Vail Resorts, Inc. (a)	5,400		188,514
Vanguard Airlines, Inc. (a)	200		—
WMS Industries, Inc. (a)	7,200		282,600
Wendys	45,600		182,400
World Wrestling Entertainment, Inc.	5,100		79,356

			12,082,780

Total Common Stocks – 95.7%			278,002,301

	Beneficial
	Interest
Other Interests (e)	(000)

Chemicals — 0.0%
Eden Bioscience Liquidating Trust	—	(f)	380

Industrial Engineering — 0.0%
Soft Branos Inc.	—	(f)	2

Total Other Interests – 0.0%			382

Rights	Shares

Banks — 0.0%
BankAtlantic Bancorp, Inc. (Expires 7/20/10)	2,410		—
Hanmi Financial Corp. (Expires 7/12/10)	14,356		861

			861

Health Care Equipment & Services — 0.0%
H3 Contingent Value (Non-Expiring)	2,600		—
Merk Contingent Value (Non-Expiring)	2,600		—

			—

Pharmaceuticals & Biotechnology — 0.0%
Avigen, Inc. Contingent Value (Expires 7/21/11)	1,000		41

See Notes to Financial Statements.

32	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Rights	Shares	Value

Pharmaceuticals & Biotechnology (concluded)
Ligand Pharmaceuticals, Inc. (Expires 12/31/11)	4,000	$—

		41

Total Rights – 0.0%		902

Warrants (g)

Alternative Energy — 0.0%
GreenHunter Energy, Inc. (Expires 8/27/11) (h)	30	—

Automobiles & Parts — 0.0%
Federal-Mogul Corp., Class A (Expires 12/27/14)	249	87

Communications Technology — 0.0%
Lantronix, Inc. (Expires 2/09/11)	2	—

Total Warrants – 0.0%		87

Total Long-Term Investments (Cost – $283,785,711) – 95.7%		278,003,672

Short-Term Securities

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.20% (d)(i)	13,018,732	13,018,732

	Beneficial
	Interest
	(000)

BlackRock Liquidity Series, LLC Money Market Series, 0.27% (d)(i)(j)	$11,061	11,060,923

Total Short-Term Securities (Cost – $24,079,655) – 8.3%		24,079,655

Total Investments (Cost – $307,865,366*) – 104.0%		302,083,327
Liabilities in Excess of Other Assets – (4.0)%		(11,544,935)

Net Assets – 100.0%		$290,538,392

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$311,030,811

Gross unrealized appreciation	$42,204,270
Gross unrealized depreciation	(51,151,754)

Net unrealized depreciation	$(8,947,484)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	33

Schedule of Investments (continued)	Master Extended Market Index Series

(d)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares/ Beneficial Interest Held at December 31, 2009	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2010	Value at June 30, 2010	Income

BlackRock, Inc.	5,200	300		—	5,500	$788,700	$11,000
BlackRock Liquidity Funds, TempCash, Institutional Class	9,511,703	3,507,029	[1]	—	13,018,732	$13,018,732	$8,677
BlackRock Liquidity Series, LLC Money Market Series	$13,887,630	—		$(2,826,707)[2]	$11,060,923	$11,060,923	$88,449
PennyMac Mortgage Investment Trust	1,950	—		—	1,950	$31,005	—

[1]	Represents net shares/ beneficial interest purchased.

[2]	Represents net shares/ beneficial interest sold.

(e)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(f)	Amount is less than $1,000.

(g)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(h)	Restricted security as to resale, representing 0.0% of net assets, was as follows:

Issue	Acquisition Dates	Cost	Value

GreenHunter Energy, Inc.	4/18/08 - 5/16/08	6,515	276

(i)	Represents the current yield as of report date.

(j)	Security was purchased with the cash collateral from loaned securities.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized (Depreciation)

98	Russell 2000 ICE EMINI	September 2010	$6,055,424	$(98,984)
94	S&P 400 Midcap EMINI	September 2010	7,029,639	(355,639)

Total				$(454,623)

See Notes to Financial Statements.

34	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Extended Market Index Series

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of June 30, 2010 in determining the fair valuation of the Series’ investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$3,470,112	—	—	$3,470,112
Alternative Energy	435,424	—	—	435,424
Automobiles & Parts	3,199,142	—	—	3,199,142
Banks	15,436,081	—	—	15,436,081
Beverages	668,950	—	—	668,950
Chemicals	6,500,849	—	—	6,500,849
Construction & Materials	6,478,148	—	—	6,478,148
Electricity	6,000,105	—	—	6,000,105
Electronic & Electrical Equipment	9,859,697	—	—	9,859,697
Financial Services	8,726,443	—	—	8,726,443
Fixed Line Telecommunications	1,980,232	—	—	1,980,232
Food & Drug Retailers	1,511,001	—	—	1,511,001
Food Producers	6,035,345	—	—	6,035,345
Forestry & Paper	703,877	—	$8,175	712,052
Gas, Water & Multi-Utilities	4,674,181	—	—	4,674,181
General Industrials	3,442,928	—	—	3,442,928
General Retailers	15,099,317	—	—	15,099,317
Health Care Equipment & Services	18,250,164	—	—	18,250,164
Household Goods & Home Construction	5,334,557	—	—	5,334,557
Industrial Engineering	8,979,216	—	—	8,979,216

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	35

Schedule of Investments (continued)	Master Extended Market Index Series

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Industrial Metals & Mining	$2,417,082	—	—	$2,417,082
Industrial Transportation	4,497,262	—	—	4,497,262
Leisure Goods	2,526,202	—	—	2,526,202
Life Insurance	1,325,640	—	—	1,325,640
Media	8,993,856	—	—	8,993,856
Mining	3,210,238	—	—	3,210,238
Mobile Telecommunications	3,241,927	—	—	3,241,927
Nonlife Insurance	11,621,167	—	—	11,621,167
Oil & Gas Producers	10,777,615	—	—	10,777,615
Oil Equipment, Services & Distribution	5,682,123	—	—	5,682,123
Personal Goods	3,863,241	—	—	3,863,241
Pharmaceuticals & Biotechnology	13,353,634	—	—	13,353,634
Real Estate Investment & Services	1,615,811	—	—	1,615,811
Real Estate Investment Trusts (REITs)	20,257,696	—	—	20,257,696
Software & Computer Services	13,672,825	—	—	13,672,825
Support Services	12,390,220	—	—	12,390,220
Technology Hardware & Equipment	19,238,365	—	—	19,238,365
Tobacco	440,673	—	—	440,673
Travel & Leisure	12,082,780	—	—	12,082,780
Other Interests:
Chemicals	—		$380	380
Industrial Engineering	—		2	2
Rights:
Banks	—	$861	—	861
Pharmaceuticals & Biotechnology	—	—	41	41
Warrants:
Automobiles & Parts	87	—	—	87
Short-Term Securities:	13,018,732	11,060,923	—	24,079,655

Total	$291,012,945	$11,061,784	$8,598	$302,083,327

See Notes to Financial Statements.

36	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments (concluded)	Master Extended Market Index Series

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Equity contracts	$(454,623)	—	—	$(454,623)

[1]	Derivative financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Other Interests	Rights	Total

Assets:
Balance, as of December 31, 2009	—	$382	$41	$423
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	$(2,333)	—	—	(2,333)
Net change in unrealized appreciation/depreciation[2]	2,333	—	—	2,333
Purchases	—	—	—	—
Sales	—	—	—	—
Transfers in [3]	8,175	—	—	8,175
Transfers out[3]	—	—	—	—

Balance, as of June 30, 2010	$8,175	$382	$41	$8,598

[2]	The change in the unrealized appreciation/depreciation on the securities still held on June 30, 2010 was $(1,635).

[3]	The Series’ policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	37

Statement of Assets and Liabilities	Master Extended Market Index Series

June 30, 2010 (Unaudited)

Assets

Investments at value – unaffiliated including securities loaned of $10,271,750) (cost - $282,859,539)	$277,183,967
Investments at value – affiliated (cost - $25,005,827)	24,899,360
Dividends receivable	284,058
Securities lending income receivable - affiliated	23,580
Investments sold receivable	10,845
Prepaid expenses	43,953
Other assets	6,337

Total assets	302,452,100

Liabilities

Collateral on securities loaned at value	11,060,923
Bank overdraft	140,632
Investments purchased payable	365,039
Withdrawal payable from investors	215,454
Margin variation payable	90,296
Investment advisory fees payable	1,410
Other affiliates payable	1,380
Directors’ fees payable	539
Other accrued expenses payable	37,507
Other liabilities	528

Total liabilities	11,913,708

Net Assets	$290,538,392

Net Assets Consist of

Investor’s capital	$296,775,054
Net unrealized appreciation/depreciation	(6,236,662)

Net Assets	$290,538,392

See Notes to Financial Statements.

38	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Statement of Operations	Master Extended Market Index Series

Six Months Ended June 30, 2010 (Unaudited)

Investment Income

Dividends - unaffiliated	$1,601,996
Foreign taxes withheld	(1,433)
Securities lending - affiliated	88,449
Dividends - affiliated	19,677

Total income	1,708,689

Expenses

Accounting services	37,382
Professional	35,104
Custodian	30,197
Investment advisory	15,245
Printing	7,289
Directors	4,749
Miscellaneous	5,437

Total expenses	135,403
Less fees waived by advisor	(4,526)

Total expenses after fees waived	130,877

Net investment income	1,577,812

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	3,251,741
Financial futures contracts	(472,496)

2,779,245

Net change in unrealized appreciation/depreciation on:
Investments	(7,257,477)
Financial futures contracts	(723,776)

(7,981,253)

Total realized and unrealized loss	(5,202,008)

Net Decrease in Net Assets Resulting from Operations	$(3,624,196)

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	39

Statement of Changes in Net Assets	Master Extended Market Index Series

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009

Operations

Net investment income	$1,577,812	$2,908,445
Net realized gain	2,779,245	6,540,514
Net change in unrealized appreciation/depreciation	(7,981,253)	67,096,025

Net increase (decrease) in net assets resulting from operations	(3,624,196)	76,544,984

Capital Transactions

Proceeds from contributions	48,259,229	54,156,642
Value of withdrawals	(40,312,687)	(43,888,538)

Net increase in net assets derived from capital transactions	7,946,542	10,268,104

Net Assets

Total increase in net assets	4,322,346	86,813,088
Beginning of period	286,216,046	199,402,958

End of period	$290,538,392	$286,216,046

See Notes to Financial Statements.

40	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Financial Highlights	Master Extended Market Index Series

	Six Months Ended June 30, 2010 (Unaudited)
		Year Ended December 31,

		2009	2008	2007	2006	2005

Total Investment Return

Total Investment return	(0.91)%[1]	37.08%	(39.13)%	5.22%	15.92%	10.58%

Ratios to Average Net Assets

Total expenses	0.09%[2]	0.11%	0.11%	0.08%	0.08%	0.07%

Total expenses after fees waived and paid indirectly	0.09%[2]	0.10%	0.11%	0.08%	0.08%	0.07%

Net investment income	1.04%[2]	1.26%	1.47%	1.33%	1.66%	1.25%

Supplemental Data

Net assets, end of period (000)	$290,538	$286,216	$199,403	$316,760	$324,343	$252,955

Portfolio turnover	10%	20%	33%	33%	24%	18%

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

Quantitative Master Series LLC	June 30, 2010	41

Notes to Financial Statements (Unaudited)	Master Extended Market Index Series

1. Organization and Significant Accounting Policies:

Master Extended Market Index Series (the “Series”), a diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: The Series policy is to fair value its financial instruments at market value using independent dealers or pricing services selected under the supervision of the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Series values its investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the SEC require that the Series either delivers collateral or segregates assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Securities Lending: The Series may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2009. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	42

Notes to Financial Statements (continued)	Master Extended Market Index Series

Other: Expenses directly related to the Series are charged to that Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange. Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument, or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is minimal because of the protection against defaults provided by the exchange on which they trade.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Instruments Categorized by Risk Exposure:

Fair Values of Derivative Instruments as of June 30, 2010

Liability Derivatives

	Statement of Assets and Liabilities Location	Value

Equity contracts	Net unrealized appreciation/depreciation*		$454,623

*  Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations

Six Months Ended June 30, 2010

Net Realized Loss from

Financial Futures Contracts

Equity contracts	$(472,496)

Net Change in Unrealized Appreciation/Depreciation on

Financial Futures Contracts

Equity contracts	$(723,776)

For the six months ended June 30, 2010, the average quarterly balance of outstanding derivative financial instruments was as follows:

Financial futures contracts:
Average number of contracts purchased	156
Average notional value of contracts purchased	$10,835,969

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Series for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the average daily value of the Series’ net assets.

The Manager contractually agreed to waive or reimburse fees or expenses, excluding interest expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses to 0.12% of the average daily value of the Series net assets until 5/1/2011. For the six months ended June 30, 2010, no fees were waived.

The Manager voluntarily agreed to waive its advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds; however, the Manager does not waive its advisory fees by the amount of investment advisory fees paid through its investment in other affiliated investment companies, if any. This amount is shown as fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the six months ended June 30, 2010, the Series reimbursed the Manager $2,612 for certain accounting services, which is included in accounting services in the Statement of Operations.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	43

Notes to Financial Statements (concluded)	Master Extended Market Index Series

The Master LLC, on behalf of the Series received an exemptive order from the SEC permitting, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral are shown in the Statement of Assets and Liabilities as securities loaned and collateral on securities loaned, at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments. The share of income earned by the Series on such investments is shown as securities lending — affiliated in the Statement of Operations. For the six months ended June 30, 2010, BIM received $ 22,306 in securities lending agent fees related to securities lending activities for the Series.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended June 30, 2010, were $34,937,423 and $29,352,911, respectively.

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2010. The Series may borrow under the credit agreement to fund shareholder redemptions. The Series paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount which was allocated to the Series based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Series’ pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations, and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Series did not borrow under the credit agreement during the six months ended June 30, 2010.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

The Series invests a significant portion of its assets in securities in the financials sector. Changes in economic conditions affecting the financials sector would have a greater impact on the Series and could affect the value, income and/or liquidity of positions in such securities.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

44	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Master Extended Market Index Series

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

          The Board of Directors (the “Board,” and the members of which are referred to as “Board Members”) of the Quantitative Master Series LLC (the “Master LLC”) met on April 20, 2010 and May 18-19, 2010 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of Master Extended Market Index Series (the “Portfolio”), a series of the Master LLC. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”), with respect to the Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

          The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master LLC as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also has one ad hoc committee, the Joint Product Pricing Committee, which consists of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who are not “interested persons” of their respective funds.

The Agreements

          Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Portfolio by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

          From time to time throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against an applicable benchmark, as well as senior management and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio for services, such as marketing and distribution and fund accounting; (c) Portfolio operating expenses; (d) the resources devoted to and compliance reports relating to the Portfolio’s investment objective, policies and restrictions, (e) the Master LLC’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, closed-end fund and institutional account product channels; and (l) periodic updates on BlackRock’s business.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	45

Master Extended Market Index Series

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Board Considerations in Approving the Agreements

          The Approval Process: Prior to the April 20, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to periodically review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Portfolio fees and expenses as compared with a peer group of funds as determined by Lipper (collectively, “Peers”), and the gross investment performance of the Portfolio as compared with its benchmark index; (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Portfolio to BlackRock; and (f) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

          At an in-person meeting held on April 20, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 20, 2010 meeting, the Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 18-19, 2010 Board meeting.

At an in-person meeting held on May 18-19, 2010, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Portfolio, each for a one-year term ending June 30, 2011. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Portfolio; (d) economies of scale; and (e) other factors deemed relevant by the Board Members.

          The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Portfolio shares, services related to the valuation and pricing of portfolio holdings of the Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A.	Nature, Extent and Quality of the Services Provided by BlackRock

          The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared Portfolio performance to the performance of the Dow Jones U.S. Completion Total Stock Market Index, its benchmark index. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio’s portfolio management team discussing Portfolio performance and the Portfolio’s investment objective, strategies and outlook.

          The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Portfolio’s portfolio management team, investments by portfolio

46	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Master Extended Market Index Series

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to the Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

          In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolio. BlackRock and its affiliates and significant shareholders provide the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Portfolio with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B.	The Investment Performance of the Portfolio and BlackRock

          The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. In preparation for the April 20, 2010 meeting, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to its benchmark index. The Board regularly reviews the performance of the Portfolio throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

          The Board noted that the Portfolio’s gross performance was below its benchmark index in the one- and three-year periods reported, but that the Portfolio’s performance in the five-year period was better than or equal to its benchmark index. The Board and BlackRock reviewed the reasons for the Portfolio’s underperformance during the one- and three-year periods compared with its benchmark index. The Board was informed that, among other things, the Portfolio performed only one basis point below its benchmark index, on a gross basis, for the three-year period.

          The Board and BlackRock discussed BlackRock’s strategy for improving the Portfolio’s performance and BlackRock’s commitment to providing the resources necessary to assist the Portfolio’s portfolio managers and to improve the Portfolio’s performance.

C.	Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Portfolio

          The Board, including the Independent Board Members, reviewed the Portfolio’s contractual advisory fee rate compared with the other funds in its Lipper category. It also compared the Portfolio’s actual management fees to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

          The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Portfolio and other

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	47

Master Extended Market Index Series

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

          The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information was available, the Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

          In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

          The Board noted that the Portfolio’s contractual advisory fee rate was lower than or equal to the median contractual advisory fee rate paid by the Portfolio’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that BlackRock has contractually agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, the Portfolio’s total operating expenses as a percentage of the Portfolio’s average daily net assets.

D.	Economies of Scale

          The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase. The Board also considered the extent to which the Portfolio benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Portfolio.

E.	Other Factors Deemed Relevant by the Board Members

          The Board, including the Independent Board Members, also took into account other ancillary or “fallout” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Portfolio, including for administrative and distribution services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain mutual fund transactions to assist in managing all or a number of its other client

48	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Master Extended Market Index Series

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

accounts. The Board further noted that BlackRock completed the acquisition of a complex of exchange-traded funds (“ETFs”) on December 1, 2009, and that BlackRock’s funds may invest in such ETFs without any offset against the management fees payable by the funds to BlackRock.

          In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

          The Board noted the competitive nature of the open-end fund marketplace, and that shareholders of a fund are able to redeem their shares if they believe that the fund’s fees and expenses are too high or if they are dissatisfied with the performance of the fund.

Conclusion

          The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC, with respect to the Portfolio, for a one-year term ending June 30, 2011 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Portfolio, for a one-year term ending June 30, 2011. As part of its approval, the Board considered the detailed review of BlackRock’s fee structure, as it applies to the Portfolio, being conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Portfolio and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	49

Master Extended Market Index Series

Officers and Directors

Ronald W. Forbes, Co-Chair of the Board and Director
Rodney D. Johnson, Co-Chair of the Board and Director
David O. Beim, Director
Dr. Matina Horner, Director
Herbert I. London, Director and Member of the Audit Committee
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chair of the Audit Committee and Director
Frederick W. Winter, Director and Member of the Audit Committee
Richard S. Davis, Director
Henry Gabbay, Director
Anne Ackerley, President and Chief Executive Officer
Richard Hoerner, CFA, Vice President
Jeffrey Holland, CFA, Vice President
Brendan Kyne, Vice President
Simon Mendelson, Vice President
Brian Schmidt, Vice President
Christopher Stavrakos, CFA, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment
Management, LLC
Plainsboro, NJ 08536

Custodian
JPMorgan Chase Bank
Brooklyn, NY 11245

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC - 0330. The Series’ form N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at http://blackrock.com; and (2) on the SEC’s website at http://www.sec.gov.

50	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Master Mid Cap Index Series of Quantitative Master Series LLC Semi-Annual Report, June 30, 2010 (Unaudited)

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•

For the six months ended June 30, 2010, Master Mid Cap Index Series (the “Series”) of Quantitative Master Series LLC returned (1.57)%, underperforming the benchmark Standard & Poor’s (S&P) MidCap 400 Index, which returned (1.36)%. The S&P MidCap 400 is a market-weighted index composed of 400 common stocks issued by mid-capitalization companies in a wide range of businesses.

Describe the market environment.

•

At the beginning of 2010, we expected to see a modest cyclical recovery. For the first four months of the year, the cyclical recovery did dominate, but over the past two months, structural problems (especially those in Europe) began to win out, and risk assets (including US equities) struggled. Financial markets took a dramatic turn in late April, as investor sentiment became dominated by concerns over the European sovereign debt crisis, some less-positive economic data and uncertainty over financial regulatory reform in the United States. Volatility levels moved noticeably higher over the past several months, and investors embarked on a renewed “flight to quality,” abandoning risk assets such as stocks in favor of safer alternatives, most notably US Treasury bonds and gold.

• In the United States, the Dow Jones Industrial Average fell 5.00%, the S&P 500 declined 6.65% and the Nasdaq Composite lost 6.63%.

•

Within the benchmark S&P MidCap 400 Index, seven of the 10 sectors recorded negative returns for the period. Energy, industrials and information technology were among the largest losses at (6.86)%, (4.39)%, and (4.36)%, respectively. Meanwhile, the health care sector posted the largest gain at 6.08%.

Describe recent portfolio activity.

•

During the six month period, as changes were made to the composition of the S&P MidCap 400 Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

Describe portfolio positioning at period end.

• The Series remains positioned to match the risk characteristics of its benchmark, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	1

Portfolio Information as of June 30, 2010	Master Mid Cap Index Series

Sector Allocation	Percent of Long-Term Investments

Financials	21%
Information Technology	15
Industrials	15
Consumer Discretionary	14
Health Care	12
Materials	6
Utilities	6
Energy	6
Consumer Staples	4
Telecommunication Services	1

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Series may invest in various derivative instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or equity risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Series’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment, may result in lower dividends paid to shareholders or may cause the Series to hold a security that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

2	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments June 30, 2010 (Unaudited)	Master Mid Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 0.5%
Alliant Techsystems, Inc. (a)	3,080	$191,145
BE Aerospace, Inc. (a)	9,592	243,924

		435,069

Airlines — 0.4%
AirTran Holdings, Inc. (a)	12,733	61,755
Alaska Air Group, Inc. (a)	3,363	151,167
JetBlue Airways Corp. (a)	19,573	107,456

		320,378

Auto Components — 0.8%
BorgWarner, Inc. (a)	11,021	411,524
Gentex Corp.	13,006	233,848

		645,372

Automobiles — 0.1%
Thor Industries, Inc.	3,691	87,661

Beverages — 0.3%
Hansen Natural Corp. (a)	6,650	260,081

Biotechnology — 1.0%
United Therapeutics Corp. (a)	4,584	223,745
Vertex Pharmaceuticals, Inc. (a)	18,904	621,942

		845,687

Building Products — 0.2%
Lennox International, Inc.	4,558	189,476

Capital Markets — 2.1%
Affiliated Managers Group, Inc. (a)	4,158	252,682
Apollo Investment Corp.	18,129	169,144
Eaton Vance Corp.	11,079	305,891
Greenhill & Co., Inc.	1,988	121,526
Jefferies Group, Inc., New Shares	11,368	239,637
Raymond James Financial, Inc.	9,274	228,975
SEI Investments Co.	12,116	246,682
Waddell & Reed Financial, Inc., Class A	8,086	176,922

		1,741,459

Chemicals — 3.2%
Albemarle Corp.	8,570	340,315
Ashland, Inc.	7,358	341,558
Cabot Corp.	6,086	146,733
Cytec Industries, Inc.	4,600	183,954
Intrepid Potash, Inc. (a)	3,896	76,245
Lubrizol Corp.	6,391	513,261
Minerals Technologies, Inc.	1,769	84,098
NewMarket Corp.	1,091	95,266
Olin Corp.	7,409	134,029
RPM International, Inc.	12,084	215,579
The Scotts Miracle-Gro Co.	4,270	189,631
Sensient Technologies Corp.	4,644	120,419
Valspar Corp.	9,312	280,477

		2,721,565

Common Stocks	Shares	Value

Commercial Banks — 3.8%
Associated Banc-Corp.	16,116	$197,582
BancorpSouth, Inc.	6,915	123,640
Bank of Hawaii Corp.	4,477	216,463
Cathay General Bancorp	7,410	76,545
City National Corp.	4,085	209,275
Commerce Bancshares, Inc.	6,883	247,719
Cullen/Frost Bankers, Inc. (b)	5,661	290,975
FirstMerit Corp.	10,035	171,900
Fulton Financial Corp.	18,477	178,303
International Bancshares Corp.	4,885	81,531
PacWest Bancorp	2,865	52,458
Prosperity Bancshares, Inc.	4,338	150,746
SVB Financial Group (a)	3,900	160,797
Synovus Financial Corp.	72,962	185,323
TCF Financial Corp.	11,522	191,380
Trustmark Corp.	5,349	111,366
Valley National Bancorp	15,001	204,314
Webster Financial Corp.	6,197	111,174
Westamerica Bancorp	2,755	144,693
Wilmington Trust Corp.	8,469	93,921

		3,200,105

Commercial Services & Supplies — 1.6%
The Brink’s Co.	4,518	85,977
Clean Harbors, Inc. (a)	2,127	141,254
Copart, Inc. (a)	6,286	225,102
Corrections Corp. of America (a)	10,679	203,755
Deluxe Corp.	4,837	90,694
HNI Corp.	4,255	117,395
Herman Miller, Inc.	5,331	100,596
Mine Safety Appliances Co.	2,854	70,722
Rollins, Inc.	4,129	85,429
Waste Connections, Inc. (a)	7,285	254,174

		1,375,098

Communications Equipment — 1.8%
ADC Telecommunications, Inc. (a)	9,161	67,883
Adtran, Inc.	5,204	141,913
Ciena Corp. (a)	8,602	109,073
CommScope, Inc. (a)	8,804	209,271
F5 Networks, Inc. (a)	7,495	513,932
Palm, Inc. (a)	15,834	90,096
Plantronics, Inc.	4,553	130,216
Polycom, Inc. (a)	7,968	237,367

		1,499,751

Computers & Peripherals — 0.4%
Diebold, Inc.	6,196	168,841
NCR Corp. (a)	15,015	181,982

		350,823

Construction & Engineering — 1.4%
Aecom Technology Corp. (a)	10,745	247,780
Granite Construction, Inc.	3,173	74,819

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	3

Schedule of Investments (continued)	Master Mid Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Construction & Engineering (concluded)
KBR, Inc.	15,060	$306,321
Shaw Group, Inc. (a)	7,883	269,756
URS Corp. (a)	7,766	305,592

		1,204,268

Construction Materials — 0.4%
Martin Marietta Materials, Inc.	4,259	361,206

Consumer Finance — 0.2%
AmeriCredit Corp. (a)	9,090	165,620

Containers & Packaging — 1.7%
AptarGroup, Inc.	6,331	239,438
Greif, Inc.	3,202	177,839
Packaging Corp. of America	9,615	211,722
Rock-Tenn Co., Class A	3,652	181,395
Silgan Holdings, Inc.	4,992	141,673
Sonoco Products Co.	9,367	285,506
Temple-Inland, Inc.	10,028	207,279

		1,444,852

Distributors — 0.3%
LKQ Corp. (a)	13,332	257,041

Diversified Consumer Services — 1.4%
Career Education Corp. (a)	6,230	143,415
Corinthian Colleges, Inc. (a)(c)	8,277	81,528
ITT Educational Services, Inc. (a)	2,722	225,980
Matthews International Corp., Class A	2,799	81,955
Regis Corp.	5,392	83,953
Service Corp. International	23,739	175,669
Sotheby’s Holdings, Inc., Class A	6,296	143,990
Strayer Education, Inc. (c)	1,305	271,296

		1,207,786

Diversified Financial Services — 0.4%
MSCI, Inc. (a)	10,909	298,907

Diversified Telecommunication Services — 0.3%
Cincinnati Bell, Inc. (a)	19,009	57,217
TW Telecom, Inc. (a)	14,160	236,189

		293,406

Electric Utilities — 1.9%
Cleco Corp.	5,708	150,748
DPL, Inc.	11,160	266,724
Great Plains Energy, Inc.	12,633	215,014
Hawaiian Electric Industries, Inc.	8,682	197,776
IDACORP, Inc.	4,524	150,513
NV Energy, Inc.	22,045	260,351
PNM Resources, Inc.	8,181	91,464
Westar Energy, Inc.	10,326	223,145

		1,555,735

Electrical Equipment — 1.5%
Acuity Brands, Inc.	4,072	148,139

Common Stocks	Shares	Value

Electrical Equipment (concluded)
Ametek, Inc.	9,969	$400,255
Hubbell, Inc., Class B	5,634	223,614
Regal-Beloit Corp.	3,589	200,195
Thomas & Betts Corp. (a)	4,962	172,181
Woodward Governor Co.	5,289	135,028

		1,279,412

Electronic Equipment, Instruments & Components — 2.2%
Arrow Electronics, Inc. (a)	11,297	252,488
Avnet, Inc. (a)	14,234	343,182
Ingram Micro, Inc., Class A (a)	15,427	234,336
Itron, Inc. (a)	3,759	232,381
National Instruments Corp.	5,318	169,006
Tech Data Corp. (a)	4,764	169,694
Trimble Navigation Ltd. (a)	11,378	318,584
Vishay Intertechnology, Inc. (a)	17,366	134,413

		1,854,084

Energy Equipment & Services — 2.0%
Atwood Oceanics, Inc. (a)	5,273	134,567
Exterran Holdings, Inc. (a)	5,897	152,202
Helix Energy Solutions Group, Inc. (a)	8,661	93,279
Oceaneering International, Inc. (a)	5,178	232,492
Patterson-UTI Energy, Inc.	14,337	184,517
Pride International, Inc. (a)	16,464	367,806
Superior Energy Services, Inc. (a)	7,310	136,478
Tidewater, Inc.	4,832	187,095
Unit Corp. (a)	3,816	154,891

		1,643,327

Food & Staples Retailing — 0.4%
BJ’s Wholesale Club, Inc. (a)	5,056	187,122
Ruddick Corp.	3,808	118,010

		305,132

Food Products — 1.5%
Corn Products International, Inc.	7,015	212,554
Flowers Foods, Inc.	7,176	175,310
Green Mountain Coffee Roasters, Inc. (a)	9,817	252,297
Lancaster Colony Corp.	1,837	98,022
Ralcorp Holdings, Inc. (a)	5,122	280,686
Smithfield Foods, Inc. (a)	13,760	205,024
Tootsie Roll Industries, Inc.	2,549	60,284

		1,284,177

Gas Utilities — 2.2%
AGL Resources, Inc.	7,261	260,089
Atmos Energy Corp.	8,685	234,842
Energen Corp.	6,708	297,366
National Fuel Gas Co.	7,666	351,716
Questar Corp. (a)	16,345	263,972
UGI Corp.	10,183	259,056

See Notes to Financial Statements.

4	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Mid Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Gas Utilities (concluded)
WGL Holdings, Inc.	4,745	$161,472

		1,828,513

Health Care Equipment & Supplies — 4.2%
Beckman Coulter, Inc.	6,545	394,598
Edwards Lifesciences Corp. (a)	10,617	594,764
Gen-Probe, Inc. (a)	4,629	210,249
Hill-Rom Holdings, Inc.	5,930	180,450
Hologic, Inc. (a)	24,185	336,897
Idexx Laboratories, Inc. (a)(c)	5,406	329,225
Immucor, Inc. (a)	6,496	123,749
Kinetic Concepts, Inc. (a)	5,852	213,657
Masimo Corp.	4,925	117,264
ResMed, Inc. (a)	7,084	430,778
Steris Corp.	5,518	171,500
Teleflex, Inc.	3,750	203,550
Thoratec Corp. (a)	5,382	229,973

		3,536,654

Health Care Providers & Services — 3.8%
Community Health Systems, Inc. (a)	8,855	299,388
Health Management Associates, Inc., Class A (a)	23,325	181,235
Health Net, Inc. (a)	9,328	227,323
Henry Schein, Inc. (a)	8,548	469,285
Kindred Healthcare, Inc. (a)	3,696	47,457
LifePoint Hospitals, Inc. (a)	5,173	162,432
Lincare Holdings, Inc.	9,294	302,148
Mednax, Inc. (a)	4,393	244,295
Omnicare, Inc.	11,277	267,265
Owens & Minor, Inc.	5,874	166,704
Psychiatric Solutions, Inc. (a)	5,338	174,659
Universal Health Services, Inc., Class B	9,105	347,356
VCA Antech, Inc. (a)	8,061	199,590
WellCare Health Plans, Inc. (a)	3,997	94,889

		3,184,026

Hotels, Restaurants & Leisure — 2.3%
Bally Technologies, Inc. (a)	5,145	166,647
Bob Evans Farms, Inc.	2,878	70,856
Boyd Gaming Corp. (a)	5,210	44,233
Brinker International, Inc.	9,544	138,006
Burger King Holdings, Inc.	8,676	146,104
The Cheesecake Factory, Inc. (a)	5,618	125,057
Chipotle Mexican Grill, Inc., Class A (a)	2,949	403,453
International Speedway Corp., Class A	2,819	72,617
Life Time Fitness, Inc. (a)(c)	3,907	124,203
Panera Bread Co., Class A (a)	3,000	225,870
Scientific Games Corp., Class A (a)	6,133	56,424

Common Stocks	Shares	Value

Hotels, Restaurants & Leisure (concluded)
WMS Industries, Inc. (a)	4,897	$192,207
Wendy’s	31,563	126,252

		1,891,929

Household Durables — 1.6%
American Greetings Corp., Class A	3,729	69,956
KB Home	6,981	76,791
MDC Holdings, Inc.	3,553	95,754
Mohawk Industries, Inc. (a)	5,245	240,011
NVR, Inc. (a)	576	377,297
Ryland Group, Inc.	4,139	65,479
Toll Brothers, Inc. (a)	13,112	214,512
Tupperware Corp.	5,890	234,717

		1,374,517

Household Products — 0.9%
Church & Dwight Co., Inc.	6,620	415,140
Energizer Holdings, Inc. (a)	6,538	328,731

		743,871

IT Services — 2.8%
Acxiom Corp. (a)	7,468	109,705
Alliance Data Systems Corp. (a)(c)	4,980	296,410
Broadridge Financial Solutions LLC	12,707	242,068
Convergys Corp. (a)(b)	11,621	114,002
CoreLogic, Inc. (a)	9,757	172,309
DST Systems, Inc.	3,472	125,478
Gartner, Inc., Class A (a)	5,702	132,571
Global Payments, Inc.	7,654	279,677
Hewitt Associates, Inc., Class A (a)	7,770	267,754
Lender Processing Services, Inc.	8,895	278,502
Mantech International Corp., Class A (a)	2,101	89,440
NeuStar, Inc., Class A (a)	7,024	144,835
SRA International, Inc., Class A (a)	4,073	80,116

		2,332,867

Independent Power Producers & Energy Traders — 0.0%
Dynegy, Inc. (a)	9,536	36,714

Industrial Conglomerates — 0.2%
Carlisle Cos., Inc.	5,675	205,038

Insurance — 4.4%
American Financial Group, Inc.	7,103	194,054
Arthur J. Gallagher & Co.	9,664	235,608
Brown & Brown, Inc. (b)	10,997	210,483
Everest Re Group Ltd.	5,523	390,587
Fidelity National Title Group, Inc., Class A	21,547	279,896
First American Financial Corp.	9,618	121,956
HCC Insurance Holdings, Inc.	10,726	265,576
The Hanover Insurance Group, Inc.	4,176	181,656
Mercury General Corp.	3,312	137,249
Old Republic International Corp.	22,487	272,767
Protective Life Corp.	7,970	170,478
Reinsurance Group of America, Inc.	6,826	312,016

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	5

Schedule of Investments (continued)	Master Mid Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Insurance (concluded)
Stancorp Financial Group, Inc.	4,412	$178,862
Transatlantic Holdings, Inc.	6,033	289,343
Unitrin, Inc.	4,707	120,499
W.R. Berkley Corp.	12,049	318,817

		3,679,847

Internet & Catalog Retail — 0.5%
NetFlix, Inc. (a)	3,869	420,367

Internet Software & Services — 0.9%
AOL, Inc. (a)	9,947	206,798
Digital River, Inc. (a)	3,687	88,156
Equinix, Inc. (a)	4,245	344,779
ValueClick, Inc. (a)	7,673	82,025

		721,758

Life Sciences Tools & Services — 1.9%
Affymetrix, Inc. (a)	6,713	39,606
Bio-Rad Laboratories, Inc., Class A (a)	1,816	157,066
Charles River Laboratories International, Inc. (a)	6,214	212,581
Covance, Inc. (a)	6,051	310,537
Mettler Toledo International, Inc. (a)	3,154	352,081
Pharmaceutical Product Development, Inc.	11,119	282,534
Techne Corp.	3,475	199,639

		1,554,044

Machinery — 5.4%
AGCO Corp. (a)	8,717	235,097
Bucyrus International, Inc.	7,593	360,288
Crane Co.	4,419	133,498
Donaldson Co., Inc.	7,235	308,573
Gardner Denver, Inc.	4,907	218,803
Graco, Inc.	5,667	159,753
Harsco Corp.	7,500	176,250
IDEX Corp.	7,573	216,361
Joy Global, Inc.	9,667	484,220
Kennametal, Inc.	7,618	193,726
Lincoln Electric Holdings, Inc.	3,998	203,858
Nordson Corp.	3,181	178,390
Oshkosh Corp. (a)	8,375	260,965
Pentair, Inc.	9,206	296,433
SPX Corp.	4,654	245,778
Terex Corp. (a)	10,212	191,373
Timken Co.	7,399	192,300
Trinity Industries, Inc.	7,377	130,720
Valmont Industries, Inc.	1,861	135,220
Westinghouse Air Brake Technologies Corp.	4,491	179,146

		4,500,752

Common Stocks	Shares	Value

Marine — 0.4%
Alexander & Baldwin, Inc.	3,873	$115,338
Kirby Corp. (a)	5,075	194,119

		309,457

Media — 0.7%
DreamWorks Animation SKG, Inc., Class A (a)	7,140	203,847
Harte-Hanks, Inc.	3,610	37,725
John Wiley & Sons, Inc., Class A	4,041	156,265
Lamar Advertising Co., Class A (a)	5,031	123,360
Scholastic Corp.	2,410	58,129

		579,326

Metals & Mining — 1.0%
Carpenter Technology Corp.	4,092	134,341
Commercial Metals Co.	10,650	140,793
Reliance Steel & Aluminum Co.	6,054	218,852
Steel Dynamics, Inc.	20,200	266,438
Worthington Industries, Inc.	5,756	74,022

		834,446

Multi-Utilities — 1.9%
Alliant Energy Corp.	10,387	329,684
Black Hills Corp.	3,668	104,428
MDU Resources Group, Inc.	17,644	318,121
NSTAR	10,015	350,525
OGE Energy Corp.	9,116	333,281
Vectren Corp.	7,561	178,893

		1,614,932

Multiline Retail — 0.8%
99 Cents Only Stores (a)	4,306	63,729
Dollar Tree, Inc. (a)	11,924	496,375
Saks, Inc. (a)	15,055	114,267

		674,371

Office Electronics — 0.2%
Zebra Technologies Corp., Class A (a)	5,429	137,734

Oil, Gas & Consumable Fuels — 3.8%
Arch Coal, Inc.	15,236	301,825
Bill Barrett Corp. (a)	3,649	112,280
Cimarex Energy Co.	7,858	562,475
Comstock Resources, Inc. (a)	4,444	123,188
Forest Oil Corp. (a)	10,545	288,511
Frontier Oil Corp.	9,877	132,846
Mariner Energy, Inc. (a)(c)	9,641	207,089
Newfield Exploration Co. (a)	12,496	610,554
Overseas Shipholding Group, Inc.	2,496	92,452
Patriot Coal Corp. (a)	7,003	82,285
Plains Exploration & Production Co. (a)	13,141	270,836
Quicksilver Resources, Inc. (a)	11,169	122,859
Southern Union Co.	11,680	255,325

		3,162,525

See Notes to Financial Statements.

6	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Mid Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. (a)	11,971	$80,086

Personal Products — 0.5%
Alberto-Culver Co.	7,988	216,395
NBTY, Inc. (a)	5,909	200,965

		417,360

Pharmaceuticals — 1.3%
Endo Pharmaceuticals Holdings, Inc. (a)	10,914	238,143
Medicis Pharmaceutical Corp., Class A	5,472	119,727
Perrigo Co.	7,540	445,388
Valeant Pharmaceuticals International (a)	5,895	308,250

		1,111,508

Professional Services — 1.0%
Corporate Executive Board Co.	3,225	84,721
FTI Consulting, Inc. (a)	4,384	191,098
Korn/Ferry International (a)	4,324	60,104
Manpower, Inc.	7,678	331,536
Navigant Consulting, Inc. (a)	4,726	49,056
Towers Watson & Co.	3,951	153,496

		870,011

Real Estate Investment Trusts (REITs) — 7.7%
AMB Property Corp.	15,704	372,342
Alexandria Real Estate Equities, Inc. (c)	4,155	263,302
BRE Properties	5,798	214,120
Camden Property Trust	6,144	250,982
Corporate Office Properties Trust	5,506	207,907
Cousins Properties, Inc.	9,596	64,677
Duke Realty Corp.	23,136	262,594
Equity One, Inc.	3,321	51,808
Essex Property Trust, Inc.	2,809	273,990
Federal Realty Investment Trust	5,751	404,123
Highwoods Properties, Inc.	6,671	185,187
Hospitality Properties Trust	11,579	244,317
Liberty Property Trust	10,569	304,916
The Macerich Co.	12,119	452,281
Mack-Cali Realty Corp.	7,393	219,794
Nationwide Health Properties, Inc.	11,186	400,123
Omega Healthcare Investors, Inc.	8,658	172,554
Potlatch Corp.	3,758	134,273
Rayonier, Inc.	7,484	329,446
Realty Income Corp. (c)	9,799	297,204
Regency Centers Corp.	7,631	262,506
SL Green Realty Corp.	7,307	402,177
Senior Housing Properties Trust	11,957	240,455
UDR, Inc.	15,132	289,475
Weingarten Realty Investors	9,745	185,642

		6,486,195

Common Stocks	Shares	Value

Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.	3,922	$257,440

Road & Rail — 1.2%
Con-way, Inc.	5,009	150,370
J.B. Hunt Transport Services, Inc.	8,242	269,266
Kansas City Southern (a)	9,536	346,633
Landstar System, Inc.	4,710	183,643
Werner Enterprises, Inc.	4,149	90,822

		1,040,734

Semiconductors & Semiconductor Equipment — 2.5%
Atmel Corp. (a)	42,968	206,247
Cree, Inc. (a)	10,046	603,061
Fairchild Semiconductor International, Inc. (a)	11,730	98,649
Integrated Device Technology, Inc. (a)	15,334	75,903
International Rectifier Corp. (a)	6,648	123,719
Intersil Corp., Class A	11,603	140,512
Lam Research Corp. (a)	11,858	451,316
RF Micro Devices, Inc. (a)	25,323	99,013
Semtech Corp. (a)	5,820	95,274
Silicon Laboratories, Inc. (a)	4,286	173,840

		2,067,534

Software — 4.3%
ACI Worldwide, Inc. (a)	3,214	62,577
Advent Software, Inc. (a)	1,480	69,501
Ansys, Inc. (a)	8,470	343,628
Cadence Design Systems, Inc. (a)	25,351	146,782
Factset Research Systems, Inc.	3,895	260,926
Fair Isaac Corp.	4,304	93,784
Informatica Corp. (a)	8,575	204,771
Jack Henry & Associates, Inc.	7,969	190,300
Mentor Graphics Corp. (a)	9,919	87,783
Micros Systems, Inc. (a)	7,511	239,375
Parametric Technology Corp. (a)	10,906	170,897
Quest Software, Inc. (a)	5,815	104,903
Rovi Corp. (a)	9,569	362,761
Solera Holdings, Inc.	6,525	236,205
Sybase, Inc. (a)	8,139	526,268
Synopsys, Inc. (a)	13,816	288,340
TIBCO Software, Inc. (a)	15,472	186,592

		3,575,393

Specialty Retail — 3.9%
Aaron’s, Inc.	7,581	129,408
Advance Auto Parts, Inc.	8,194	411,175
Aéropostale, Inc. (a)	8,777	251,373
American Eagle Outfitters, Inc.	19,588	230,159
AnnTaylor Stores Corp. (a)	5,542	90,168
Barnes & Noble, Inc.	3,741	48,259
Chico’s FAS, Inc.	16,783	165,816
Coldwater Creek, Inc. (a)	5,511	18,517
Collective Brands, Inc. (a)	6,049	95,574
Dick’s Sporting Goods, Inc. (a)	8,429	209,798

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	7

Schedule of Investments (continued)	Master Mid Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Specialty Retail (concluded)
Dress Barn, Inc. (a)	5,631	$134,074
Foot Locker, Inc.	14,593	184,164
Guess?, Inc.	5,488	171,445
J. Crew Group, Inc. (a)	5,236	192,737
PetSmart, Inc.	11,095	334,736
Rent-A-Center, Inc. (a)	6,120	123,991
Tractor Supply Co.	3,395	206,993
Williams-Sonoma, Inc.	10,046	249,342

		3,247,729

Textiles, Apparel & Luxury Goods — 1.1%
Fossil, Inc. (a)	4,548	157,816
Hanesbrands, Inc. (a)	8,914	214,471
Phillips-Van Heusen Corp.	5,317	246,017
Timberland Co., Class A (a)	4,052	65,440
Under Armour, Inc., Class A (a)(c)	3,560	117,943
The Warnaco Group, Inc. (a)	4,173	150,812

		952,499

Thrifts & Mortgage Finance — 1.5%
Astoria Financial Corp.	7,635	105,058
First Niagara Financial Group, Inc.	19,491	244,222
New York Community Bancorp, Inc. (c)	40,692	621,367
NewAlliance Bancshares, Inc.	9,839	110,295
Washington Federal, Inc.	10,474	169,469

		1,250,411

Tobacco — 0.1%
Universal Corp.	2,279	90,431

Trading Companies & Distributors — 0.4%
GATX Corp.	4,349	116,031
MSC Industrial Direct Co., Class A	4,127	209,074
United Rentals, Inc. (a)	5,684	52,975

		378,080

Water Utilities — 0.3%
Aqua America, Inc. (c)	12,850	227,188

Wireless Telecommunication Services — 0.5%
Syniverse Holdings, Inc. (a)	6,547	133,886
Telephone & Data Systems, Inc.	7,735	235,067
Telephone & Data Systems, Inc., Special Shares	883	23,435

		392,388

Total Long-Term Investments (Cost – $66,802,455) – 98.4%		82,596,153

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.20% (d)(e)	1,435,747	$1,435,747

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.27% (d)(e)(f)	$1,954	1,953,600

Total Short-Term Securities (Cost – $3,389,347) – 4.0%		3,389,347

Total Investments (Cost – $70,191,802*) – 102.4%		85,985,500

Liabilities in Excess of Other Assets – (2.4)%		(2,013,855)

Net Assets – 100.0%		$83,971,645

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$71,141,430

Gross unrealized appreciation	$17,107,809
Gross unrealized depreciation	(2,263,739)

Net unrealized appreciation	$14,844,070

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2009	Net Activity	Shares/ Beneficial Interest Held at June 30, 2010	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	8,421,486	(6,985,739)	1,435,747	$2,689
BlackRock Liquidity Series, LLC Money Market Series	$2,279,550	$(325,950)	$1,953,600	$6,150

(f)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.

8	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Schedule of Investments (concluded)	Master Mid Cap Index Series

•	Financial futures contracts purchased as of June 30, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Depreciation

21	S&P 400 MidCap Index	September 2010	$ 1,570,739	$ (79,739)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of June 30, 2010 in determining the fair valuation of the Series’ investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$82,596,153	—	—	$82,596,153
Short-Term Securities	1,435,747	$1,953,600	—	3,389,347

Total	$84,031,900	$1,953,600	—	$85,985,500

[1]	See above Schedule of Investments for values in each industry.

Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:
Equity contracts	$(79,739)	—	—	$(79,739)

[2]	Derivative financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	9

Statement of Assets and Liabilities	Master Mid Cap Index Series

June 30, 2010 (Unaudited)

Assets

Investments at value – unaffiliated (including securities loaned of $1,881,247) (cost - $66,802,455)	$82,596,153
Investments at value – affiliated (cost - $3,389,347)	3,389,347
Cash	150,469
Dividends receivable	79,476
Investments sold receivable	48,317
Securities lending income receivable - affiliated	1,392
Prepaid expenses	25,800

Total assets	86,290,954

Liabilities

Collateral on securities loaned at value	1,953,600
Investments purchased payable	264,007
Withdrawals payable to investors	82,563
Margin variation payable	8,694
Investment advisory fees payable	638
Directors’ fees payable	449
Other affiliates payable	417
Other accrued expenses payable	8,941

Total liabilities	2,319,309

Net Assets	$83,971,645

Net Assets Consist of

Investor’s capital	$68,257,686
Net unrealized appreciation/depreciation	15,713,959

Net Assets	$83,971,645

See Notes to Financial Statements.

10	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Statement of Operations	Master Mid Cap Index Series

Six Months Ended June 30, 2010 (Unaudited)

Investment Income

Dividends - unaffliated	$462,242
Securities lending - affiliated	6,150
Dividends - affiliated	2,689

Total income	471,081

Expenses

Professional	25,810
Accounting services	16,504
Custodian	7,152
Registration	5,152
Investment advisory	4,333
Printing	3,004
Directors	2,883
Miscellaneous	3,730

Total expenses	68,568
Less fees waived by advisor	(1,624)

Total expenses after fees waived	66,944

Net investment income	404,137

Realized and Unrealized Gain (Loss)

Net realized gain from:
Investments	1,865,620
Financial futures contracts	536,655

2,402,275

Net change in unrealized appreciation/depreciation on:
Investments	(4,296,592)
Financial futures contracts	(371,155)

(4,667,747)

Total realized and unrealized loss	(2,265,472)

Net Decrease in Net Assets Resulting from Operations	$(1,861,335)

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	11

Statements of Changes in Net Assets	Master Mid Cap Index Series

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:

Operations

Net investment income	$404,137	$1,564,601
Net realized gain (loss)	2,402,275	(6,929,890)
Net change in unrealized appreciation/depreciation	(4,667,747)	47,329,904

Net increase (decrease) in net assets resulting from operations	(1,861,335)	41,964,615

Capital Transactions

Proceeds from contributions	25,882,561	59,598,833
Value of withdrawals	(14,677,646)	(131,544,730)

Net increase (decrease) in net assets derived from capital transactions	11,204,915	(71,945,897)

Net Assets

Total increase (decrease) in net assets	9,343,580	(29,981,282)
Beginning of period	74,628,065	104,609,347

End of period	$83,971,645	$74,628,065

See Notes to Financial Statements.

12	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Financial Highlights	Master Mid Cap Index Series

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,

		2009	2008	2007	2006	2005

Total Investment Return

Total investment return	(1.57)%[1]	37.13%	(36.25)%	7.98%	10.30%	12.56%

Ratios to Average Net Assets

Total expenses	0.16%[2]	0.14%	0.14%	0.10%	0.09%	0.08%

Total expenses after fees waived	0.15%[2]	0.13%	0.14%	0.10%	0.09%	0.08%

Net investment income	0.93%[2]	1.36%	1.70%	1.49%	1.61%	1.50%

Supplemental Data

Net assets, end of period (000)	$83,972	$74,628	$104,609	$167,746	$120,365	$150,533

Portfolio turnover	6%	31%	33%	23%	28%	23%

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

QUANITATIVE MASTER SERIES LLC	JUNE 30, 2010	13

Notes to Financial Statements (Unaudited)	Master Mid Cap Index Series

1. Organization and Significant Accounting Policies:

Master Mid Cap Index Series (the “Series”), a non-diversified, open-end management investment company, is a series of Quantitative Master Series LLC (“the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC to issue non-transferable interests in the Master LLC, subject to certain limitations. The Board of Directors of the Master LLC is referred to throughout this report as the “Board of Directors” or the “Board.” The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: The Series’ policy is to fair value its financial instruments at market value using independent dealers or pricing services selected under the supervision of the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Series values its investment in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the SEC require that the Series either delivers collateral or segregates assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis.

Securities Lending: The Series may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Master LLC. Therefore, no federal income tax provision is required.

14	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Notes to Financial Statements (continued)	Master Mid Cap Index Series

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2009. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Other: Expenses directly related to the Series are charged to that Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange. Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is minimal because of the protection against defaults by the exchange on which they trade.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or yield. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Instruments Categorized by Risk Exposure:

Fair Value of Derivative Instruments as of June 30, 2010

Liability Derivatives

	Statement of Assets and Liabilities Location	Value

Equity contracts	Net unrealized appreciation/depreciation*	$ 79,739

*

Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations

Six Months Ended June 30, 2010

Net Realized Gain from

Financial Futures Contracts

Equity contracts	$536,655

Net Change in Unrealized Appreciation/Depreciation on

Financial Futures Contracts

Equity contracts	$(371,155)

For the six months ended June 30, 2010, the average quarterly balance of outstanding derivative financial instruments was as follows:

Financial futures contracts:
Average number of contracts purchased	36
Average notional value of contracts purchased	$2,739,214

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”)and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Series for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate 0.01% of the Series’ average daily net assets.

The Manager voluntarily agreed to waive its advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds; however the Manager does not waive its advisory fees by the amount of investment advisory fees paid through its investment in other affiliated investment companies, if any. This amount is shown as fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the six months ended June 30, 2010, the Series reimbursed the Manager $644 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Series received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	15

Notes to Financial Statements (concluded)	Master Mid Cap Index Series

may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral are shown in the Statement of Assets and Liabilities as securities loaned and collateral on securities loaned, at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments. The share of income earned by the Series on such investments is shown as securities lending — affiliated in the Statement of Operations. For the six months ended June 30, 2010, BIM received $1,532 in securities lending agent fees related to securities lending activities for the Series.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended June 30, 2010, were $24,230,306 and $5,048,059, respectively.

5. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer credit and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer credit and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

The Series invests a significant portion of its assets in securities in the financials sector. Changes in economic conditions affecting the financials sector would have a greater impact on the Series and could affect the value, income and/or liquidity of positions in such securities.

6. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2010. The Series may borrow under the credit agreement to fund shareholder redemptions. The Series paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount which was allocated to the Series based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Series’ pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations, and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Series did not borrow under the credit agreement during the six months ended June 30, 2010.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

MASTER MID CAP INDEX SERIES

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

          The Board of Directors (the “Board,” and the members of which are referred to as “Board Members”) of the Quantitative Master Series LLC (the “Master LLC”) met on April 20, 2010 and May 18-19, 2010 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of Master Mid Cap Index Series (the “Portfolio”), a series of the Master LLC. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”), with respect to the Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

          The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master LLC as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also has one ad hoc committee, the Joint Product Pricing Committee, which consists of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who are not “interested persons” of their respective funds.

The Agreements

          Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Portfolio by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

          From time to time throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against an applicable benchmark, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio for services, such as marketing and distribution and fund accounting; (c) Portfolio operating expenses; (d) the resources devoted to and compliance reports relating to the Portfolio’s investment objective, policies and restrictions, (e) the Master LLC’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, closed-end fund and institutional account product channels; and (l) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

          The Approval Process: Prior to the April 20, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to periodically review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Portfolio fees and expenses as compared with a peer group of funds as determined by Lipper (collectively, “Peers”), and the gross investment performance of the Portfolio as compared with its benchmark index; (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Portfolio to BlackRock; and (f) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	17

MASTER MID CAP INDEX SERIES

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

          At an in-person meeting held on April 20, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 20, 2010 meeting, the Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 18-19, 2010 Board meeting.

          At an in-person meeting held on May 18-19, 2010, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Portfolio, each for a one-year term ending June 30, 2011. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Portfolio; (d) economies of scale; and (e) other factors deemed relevant by the Board Members.

          The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Portfolio shares, services related to the valuation and pricing of portfolio holdings of the Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A.	Nature, Extent and Quality of the Services Provided by BlackRock

          The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared Portfolio performance to the performance of the Standard & Poor’s® MidCap 400 Index, its benchmark index. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio’s portfolio management team discussing Portfolio performance and the Portfolio’s investment objective, strategies and outlook.

          The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to the Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

          In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolio. BlackRock and its affiliates and significant shareholders provide the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Portfolio with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B.	The Investment Performance of the Portfolio and BlackRock

          The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. In preparation for the April 20, 2010 meeting, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to its benchmark index. The Board regularly reviews the performance of the Portfolio throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

          The Board noted that, in general, the Portfolio performed better than its benchmark index in that the Portfolio’s gross performance was at or above the performance of its benchmark index in two of the one-, three- and five-year periods reported.

18	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

MASTER MID CAP INDEX SERIES

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

C.	Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Portfolio

          The Board, including the Independent Board Members, reviewed the Portfolio’s contractual advisory fee rate compared with the other funds in its Lipper category. It also compared the Portfolio’s actual management fees to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

          The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Portfolio and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

          The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information was available, the Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

          In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

          The Board noted that the Portfolio’s contractual advisory fee rate was lower than or equal to the median contractual advisory fee rate paid by the Portfolio’s Peers, in each case before taking into account any expense reimbursements or fee waivers.

D.	Economies of Scale

          The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase. The Board also considered the extent to which the Portfolio benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Portfolio.

E.	Other Factors Deemed Relevant by the Board Members

          The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Portfolio, including for administrative and distribution services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain mutual fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock completed the acquisition of a complex of exchange-traded funds (“ETFs”) on December 1, 2009, and that BlackRock’s funds may invest in such ETFs without any offset against the management fees payable by the funds to BlackRock.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	19

MASTER MID CAP INDEX SERIES

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders of a fund are able to redeem their shares if they believe that the fund’s fees and expenses are too high or if they are dissatisfied with the performance of the fund.

Conclusion

          The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC, with respect to the Portfolio, for a one-year term ending June 30, 2011 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Portfolio, for a one-year term ending June 30, 2011. As part of its approval, the Board considered the detailed review of BlackRock’s fee structure, as it applies to the Portfolio, being conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Portfolio and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

20	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010

Officers and Directors	Master Mid Cap Index Series

Ronald W. Forbes, Co-Chair of the Board and Director
Rodney D. Johnson, Co-Chair of the Board and Director
David O. Beim, Director
Dr. Matina Horner, Director
Herbert I. London, Director and Member of the Audit Committee
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chair of the Audit Committee and Director
Frederick W. Winter, Director and Member of the Audit Committee
Richard S. Davis, Director
Henry Gabbay, Director
Anne Ackerley, President and Chief Executive Officer
Richard Hoerner, CFA, Vice President
Jeffrey Holland, CFA, Vice President
Brendan Kyne, Vice President
Simon Mendelson, Vice President
Brian Schmidt, Vice President
Christopher Stavrakos, CFA, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodian
JPMorgan Chase Bank
Brooklyn, NY 11245

Accounting Agent
State Street Bank and Trust
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at http://www.blackrock.com; and (2) on the SEC’s website at http://www.sec.gov.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2010	21

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Quantitative Master Series LLC

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
Quantitative Master Series LLC

Date: September 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Quantitative Master Series LLC

Date: September 2, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Quantitative Master Series LLC

Date: September 2, 2010